UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number        811-06719

Sterling Capital Funds

(Exact name of registrant as specified in charter)

3605 Glenwood Avenue, Suite 100

Raleigh, NC 27612

(Address of principal executive offices) (Zip code)

James T. Gillespie, President

Sterling Capital Funds

3605 Glenwood Avenue, Suite 100

Raleigh, NC 27612

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 228-1872

Date of fiscal year end: September 30

Date of reporting period: March 31, 2016

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

The Report to Shareholders is attached herewith.

STERLING
CAPITAL FUNDS

SEMI-ANNUAL REPORT

MARCH 31, 2016

May lose value • Not FDIC insured • Not insured by any government agency • Not guaranteed by the bank • Not a deposit

Notice of Privacy Policy & Practices

Sterling Capital Funds recognizes and respects the privacy expectations of our customers.1 We provide this notice to you so that you will know what kinds of information we collect about our customers and the circumstances in which that information may be disclosed to third parties who are not affiliated with the Sterling Capital Funds.

Collection of Customer Information

We collect nonpublic personal information about our customers from the following sources:

●	Account Applications and other forms, which may include a customer’s name, address, social security number, and information about a customer’s investment goals and risk tolerance;
●	Account History, including information about the transactions and balances in a customer’s accounts; and
●	Correspondence, written, telephonic or electronic between a customer and the Sterling Capital Funds or service providers to the Sterling Capital Funds.

Disclosure of Customer Information

We may disclose all of the consumer information outlined above to third parties who are not affiliated with the Sterling Capital Funds:

●	as permitted by law — for example with service providers who maintain or service shareholder accounts for the Sterling Capital Funds or to a shareholder’s broker or agent; and
●	to perform marketing services on our behalf or pursuant to a joint marketing agreement with another financial institution.

Security of Customer Information

We require service providers to the Sterling Capital Funds:

●	to maintain policies and procedures designed to assure only appropriate access to, and use of information about customers of the Sterling Capital Funds; and
●	to maintain physical, electronic and procedural safeguards that comply with applicable legal standards to guard nonpublic personal information of customers of the Sterling Capital Funds.

We will adhere to the policies and practices described in this notice regardless of whether you are a current or former customer of the Sterling Capital Funds.

1 For purposes of this notice, the terms “customer” or “customers” includes both individual shareholders of the Sterling Capital Funds and individuals who provide nonpublic personal information to the Sterling Capital Funds, but do not invest in Sterling Capital Funds shares.

Letter from the President and the Investment Advisor

Dear Shareholders:

We are pleased to present this Sterling Capital Funds semiannual report covering the six months between October 1, 2015, and March 31, 2016.

It was a volatile period for stocks. U.S. equities made significant gains early in the period, only to reverse course with a sharp sell-off in January. Equities rebounded in February and March, however, managing to finish with modest gains for the six-month period. Concerns about slowing global economic growth, particularly in China, and falling oil and commodity prices drove much of the market volatility.

The U.S. economy remained a relative bright spot amid broader instability in the global economy, even as U.S. GDP slowed during the period under review. U.S. GDP increased at an annualized rate of 1.4% in the final quarter of 2015, but managed just a 0.5% increase through the first quarter of 2016, according to preliminary figures. The weak GDP growth can be partially attributed to meager demand from U.S. consumers. Despite receiving a boost from low oil prices and rising wages, consumer spending growth was relatively low for most of the period.

Economic data offered a mixed picture of the U.S. economy. For much of the six months through March 31, 2016, the manufacturing, housing and retail sectors reported relatively weak results. However, some indicators struck a more positive tone toward the end of the period: for instance, the ISM Manufacturing New Orders Index, a key leading indicator, reached its highest level since November 2014. The labor market also added to positive results, as initial jobless claims fell throughout the period and the unemployment rate started and ended the period at 5% (the unemployment rate did decrease slightly during the intervening months). Personal income improved as well, due to upward pressure on wages.

In December the U.S. Federal Reserve increased the federal funds rate by 25 basis points — the first increase in nearly 10 years. The minor — and much-anticipated — interest rate increase had only a modest impact on stocks and did not prevent fixed-income investments from posting gains for the period. However, the prospect of additional rate hikes by the Fed contributed to some of the equity market volatility early in 2016. A statement in early February by Fed Chair Janet Yellen helped ease investor concerns though; any rate hikes in the coming year would be small, gradual and contingent upon continued improvement in the economy.

A strong dollar continued to create challenges for U.S. exporters, but conditions shifted somewhat during the final month of the period as the dollar showed its largest monthly decline in more than five years.

U.S. stocks outperformed international markets during the period. After many months of declines, emerging markets equities rose sharply during the final months of the period, posting modest gains for the period under review. China and Brazil faced stiff economic headwinds throughout the period. The Chinese economy stabilized somewhat due in part to central bank stimulus measures, but Brazil’s economy suffered from a sharp decline in commodity prices as well as ongoing political turmoil.

The S&P 500® Index1 gained 7.28% during

the six months under review. Small-cap stocks underperformed larger shares, with the Russell 2000 Index of small-cap stocks gaining just 2.02%. Interest rates remained historically low during the period, despite the Fed’s decision to raise its short-term interest rate in December. U.S. fixed-income investments generally performed well in this environment, posting small gains for the period. Investment grade credit spreads grew wider during much of the period, but narrowed significantly towards the period’s end.

We will continue to monitor the evolving economic and market climate, and will manage the Sterling Capital Funds accordingly.

Thank you for your confidence in Sterling Capital Management. We look forward to serving your investment needs during the months and years ahead, and we encourage you to call us at 1-800-228-1872 with any questions.

Sincerely,

James T. Gillespie

President

Sterling Capital Funds

Jeffrey J. Schappe, CFA

Managing Director-Chief Market Strategist

Sterling Capital Management LLC

[1]

“S&P 500®” is a registered service mark of Standard & Poor’s Corporation, which does not sponsor and is in no way affiliated with the Sterling Capital Funds. The S&P 500® Index is generally considered to be representative of the performance of the stock market as a whole. The index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. A Fund’s performance reflects the deduction of fees for these services. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Past performance does not guarantee future results. Mutual fund investing involves risk including the possible loss of principal.

This report is authorized for distribution only when preceded or accompanied by a prospectus. Please read the prospectus carefully before investing or sending money. Sterling Capital Management LLC (“Sterling Capital”) serves as investment advisor to the Sterling Capital Funds (each a “Fund” and collectively, the “Funds”) and is paid a fee for its services. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, Branch Banking and Trust Company or its affiliates. The Funds are not insured by the FDIC or any other government agency. The Funds currently are distributed by Sterling Capital Distributors, LLC. The distributor is not affiliated with Branch Banking and Trust Company or its affiliates.

The foregoing information and opinions are for general information only. Sterling Capital does not guarantee their accuracy or completeness, nor assume liability for any loss, which may result from the reliance by any person upon any such information or opinions. Such information and opinions are subject to change without notice, are for general information only and are not intended as an offer or solicitation with respect to the purchase or sale of any security or as offering individual or personalized investment advice.

1

Sterling Capital Funds
Summary of Portfolio Holdings (Unaudited)

Sterling Capital Funds invested, as a percentage of net assets, in the following industries, countries, states, funds or security types, as of March 31, 2016:

Sterling Capital Behavioral Large Cap Value Equity Fund	Percentage of net assets
Automobiles & Components	2.3%
Banks	9.4%
Capital Goods	7.3%
Consumer Durables & Apparel	0.4%
Consumer Services	1.7%
Diversified Financials	6.4%
Energy	11.6%
Food & Staples Retailing	1.0%
Food, Beverage & Tobacco	2.7%
Health Care Equipment & Services	3.2%
Household & Personal Products	1.6%
Insurance	6.4%
Materials	2.6%
Media	1.5%
Pharmaceuticals, Biotechnology & Life Sciences	6.7%
Real Estate	5.9%
Retailing	2.1%
Semiconductors & Semiconductor Equipment	3.0%
Software & Services	4.1%
Technology Hardware & Equipment	4.4%
Telecommunication Services	3.8%
Transportation	2.1%
Utilities	8.2%
Exchange Traded Fund	0.4%
Money Market Fund	1.1%

99.9%

Sterling Capital Mid Value Fund	Percentage of net assets
Automobiles & Components	3.1%
Banks	1.6%
Capital Goods	8.4%
Commercial & Professional Services	2.7%
Consumer Durables & Apparel	2.5%
Diversified Financials	12.2%
Energy	1.1%
Health Care Equipment & Services	6.3%
Insurance	11.3%
Materials	3.7%
Media	10.9%
Real Estate	10.6%
Retailing	3.1%
Semiconductors & Semiconductor Equipment	1.9%
Software & Services	7.2%
Technology Hardware & Equipment	7.2%
Transportation	1.5%
Money Market Fund	3.3%

98.6%

Sterling Capital Behavioral Small Cap Value Equity Fund	Percentage of net assets
Automobiles & Components	1.9%
Banks	21.1%
Capital Goods	6.0%
Commercial & Professional Services	2.4%
Consumer Durables & Apparel	1.6%
Consumer Services	2.0%
Diversified Financials	1.7%
Energy	3.8%
Food & Staples Retailing	0.8%
Food, Beverage & Tobacco	2.7%
Health Care Equipment & Services	3.9%
Household & Personal Products	0.6%
Insurance	11.3%
Materials	2.6%
Real Estate	9.2%
Retailing	3.8%
Semiconductors & Semiconductor Equipment	1.7%
Software & Services	1.5%
Technology Hardware & Equipment	6.9%
Telecommunication Services	0.4%
Transportation	3.5%
Utilities	8.4%
Exchange Traded Fund	1.0%
Money Market Fund	0.8%

99.6%

Sterling Capital Special Opportunities Fund	Percentage of net assets
Automobiles & Components	3.2%
Banks	3.4%
Commercial & Professional Services	8.4%
Consumer Durables & Apparel	5.2%
Food, Beverage & Tobacco	2.0%
Health Care Equipment & Services	16.6%
Media	13.7%
Pharmaceuticals, Biotechnology & Life Sciences	7.7%
Real Estate	5.1%
Software & Services	21.5%
Technology Hardware & Equipment	3.9%
Transportation	1.9%
Money Market Fund	6.2%

98.8%

Sterling Capital Equity Income Fund	Percentage of net assets
Automobiles & Components	2.2%
Banks	3.5%
Capital Goods	2.1%
Consumer Durables & Apparel	1.8%
Consumer Services	5.5%
Diversified Financials	5.9%
Energy	4.1%
Food, Beverage & Tobacco	8.2%
Health Care Equipment & Services	3.9%
Insurance	1.7%
Materials	2.8%
Media	7.0%
Pharmaceuticals, Biotechnology & Life Sciences	17.7%
Real Estate	2.2%
Software & Services	8.0%
Technology Hardware & Equipment	8.5%
Telecommunication Services	5.3%
Transportation	3.7%
Money Market Fund	5.6%

99.7%

Sterling Capital Funds
Summary of Portfolio Holdings (Unaudited)

Sterling Capital Long/Short Equity Fund	Long-Term Investment Percentage of net assets
Automobiles & Components	0.2%
Banks	5.6%
Consumer Durables & Apparel	1.1%
Consumer Services	5.1%
Diversified Financials	9.6%
Energy	15.6%
Exchange Traded Funds	0.3%
Food & Staples Retailing	0.5%
Food, Beverage & Tobacco	2.6%
Health Care Equipment & Services	11.1%
Insurance	2.8%
Materials	1.0%
Media	1.7%
Pharmaceuticals, Biotechnology & Life Sciences	6.7%
Real Estate	1.7%
Retailing	2.1%
Software & Services	8.5%
Technology Hardware & Equipment	7.8%
Telecommunication Services	5.0%
Money Market Fund	5.1%

94.1%

Sterling Capital Long/Short Equity Fund	Investments Sold Short Percentage of net assets
Automobiles & Components	(0.9)%
Banks	(1.1)%
Consumer Durables & Apparel	(2.9)%
Consumer Services	(2.4)%
Diversified Financials	(1.0)%
Energy	(4.2)%
Exchange Traded Funds	(5.9)%
Food & Staples Retailing	(0.5)%
Food, Beverage & Tobacco	(2.0)%
Health Care Equipment & Services	(2.9)%
Household & Personal Products	(0.3)%
Pharmaceuticals, Biotechnology & Life Sciences	(6.6)%
Real Estate	(2.6)%
Retailing	(2.2)%
Semiconductors & Semiconductor Equipment	(2.0)%
Software & Services	(4.2)%
Technology Hardware & Equipment	(1.6)%
Transportation	(0.8)%

(44.1)%

Sterling Capital Behavioral International Equity Fund	Percentage of net assets
Australia	7.1%
China	0.5%
Denmark	1.1%
Finland	1.0%
France	11.0%
Germany	6.9%
Hong Kong	4.8%
Ireland	1.0%
Israel	2.6%
Italy	4.3%
Japan	24.3%
Netherlands	2.0%
Singapore	1.1%
Spain	1.2%
Sweden	4.3%
Switzerland	7.0%
United Kingdom	15.7%
United States	2.4%
Money Market Fund	1.0%

99.3%

Sterling Capital Ultra Short Bond Fund	Percentage of net assets
Asset Backed Securities	19.7%
Collateralized Mortgage Obligations	0.2%
Commercial Mortgage-Backed Securities	24.0%
Corporate Bonds	51.9%
Municipal Bonds	2.2%
Money Market Fund	2.4%

100.4%

Sterling Capital Short Duration Bond Fund	Percentage of net assets
Asset Backed Securities	15.3%
Collateralized Mortgage Obligations	1.6%
Commercial Mortgage-Backed Securities	17.5%
Corporate Bonds	57.0%
Foreign Government Bond	0.5%
Municipal Bonds	1.7%
Preferred Stocks	0.3%
U.S. Treasury Note	5.1%
Money Market Fund	2.4%

101.4%

Sterling Capital Intermediate U.S. Government Fund	Percentage of net assets
Asset Backed Securities	1.2%
Collateralized Mortgage Obligations	5.4%
Commercial Mortgage-Backed Securities	0.5%
Corporate Bonds	4.7%
Mortgage-Backed Securities	7.9%
Municipal Bonds	0.7%
U.S. Government Agencies	27.3%
U.S. Treasury Bills	1.7%
U.S. Treasury Notes	48.8%
Money Market Fund	1.4%

99.6%

Sterling Capital Total Return Bond Fund	Percentage of net assets
Asset Backed Securities	13.6%
Collateralized Mortgage Obligations	7.2%
Commercial Mortgage-Backed Securities	16.9%
Corporate Bonds	43.6%
Foreign Government Bonds	0.6%
Mortgage-Backed Securities	9.1%
Municipal Bonds	4.1%
Preferred Stocks	0.6%
U.S. Treasury Bonds	1.3%
U.S. Treasury Notes	2.0%
Money Market Fund	0.8%

99.8%

Sterling Capital Corporate Fund	Percentage of net assets
Corporate Bonds	97.1%
Preferred Stocks	0.9%
Money Market Fund	3.0%

101.0%

Sterling Capital Securitized Opportunities Fund	Percentage of net assets
Asset Backed Securities	25.5%
Collateralized Mortgage Obligations	17.4%
Commercial Mortgage-Backed Securities	22.9%
Mortgage-Backed Securities	32.4%
U.S. Treasury Notes	0.9%
Money Market Fund	2.6%

101.7%

Sterling Capital Funds
Summary of Portfolio Holdings (Unaudited)

Sterling Capital Kentucky Intermediate Tax-Free Fund	Percentage of net assets
Kentucky Municipal Bonds	96.4%
Money Market Fund	2.4%

98.8%

Sterling Capital Maryland Intermediate Tax-Free Fund	Percentage of net assets
Maryland Municipal Bonds	98.5%
Money Market Fund	0.5%

99.0%

Sterling Capital North Carolina Intermediate Tax-Free Fund	Percentage of net assets
North Carolina Municipal Bonds	96.1%
Money Market Fund	3.0%

99.1%

Sterling Capital South Carolina Intermediate Tax-Free Fund	Percentage of net assets
South Carolina Municipal Bonds.	94.1%
Money Market Fund	4.9%

99.0%

Sterling Capital Virginia Intermediate Tax-Free Fund	Percentage of net assets
District of Columbia Municipal Bonds	1.7%
Virginia Municipal Bonds	95.1%
Money Market Fund	2.2%

99.0%

Sterling Capital West Virginia Intermediate Tax-Free Fund	Percentage of net assets
West Virginia Municipal Bonds	97.3%
Money Market Fund	1.6%

98.9%

Sterling Capital Diversified Income Fund (formerly known as Sterling Capital Strategic Allocation Conservative Fund)	Percentage of net assets
Equity Funds	34.4%
Fixed Income Fund	64.0%
Money Market Fund	1.8%

100.2%

Sterling Capital Strategic Allocation Balanced Fund	Percentage of net assets
Equity Funds	66.4%
Fixed Income Fund	32.4%
Money Market Fund	1.1%

99.9%

Sterling Capital Strategic Allocation Growth Fund	Percentage of net assets
Equity Funds	81.5%
Fixed Income Fund	17.1%
Money Market Fund	1.4%

100.0%

Sterling Capital Funds
Expense Example (Unaudited)

As a shareholder of the Sterling Capital Funds (each, a “Fund” and collectively, the “Funds”), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.

These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2015 through March 31, 2016.

Actual Example

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

				Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	10/1/15	3/31/16	10/1/15 - 3/31/16	10/1/15 - 3/31/16
Sterling Capital Behavioral Large Cap Value Equity Fund
Class A Shares	$1,000.00	$1,043.83	$ 5.31	1.04%
Class B Shares	1,000.00	1,039.70	9.13	1.79%
Class C Shares	1,000.00	1,040.02	9.13	1.79%
Institutional Shares	1,000.00	1,044.79	4.04	0.79%
Sterling Capital Mid Value Fund
Class A Shares	1,000.00	1,068.41	6.21	1.20%
Class B Shares	1,000.00	1,064.73	10.07	1.95%
Class C Shares	1,000.00	1,064.33	10.06	1.95%
Institutional Shares	1,000.00	1,069.57	4.92	0.95%
Class R Shares	1,000.00	1,067.77	7.44	1.44%
Sterling Capital Behavioral Small Cap Value Equity Fund
Class A Shares	1,000.00	1,027.09	6.03	1.19%
Class B Shares	1,000.00	1,023.46	9.81	1.94%
Class C Shares	1,000.00	1,022.49	9.81	1.94%
Institutional Shares	1,000.00	1,028.26	4.77	0.94%
Class R Shares	1,000.00	1,025.82	7.24	1.43%
Sterling Capital Special Opportunities Fund
Class A Shares	1,000.00	1,084.20	6.25	1.20%
Class B Shares	1,000.00	1,080.50	10.14	1.95%
Class C Shares	1,000.00	1,079.93	10.14	1.95%
Institutional Shares	1,000.00	1,085.18	4.95	0.95%
Class R Shares	1,000.00	1,082.90	7.55	1.45%
Sterling Capital Equity Income Fund
Class A Shares	1,000.00	1,064.27	6.30	1.22%
Class B Shares	1,000.00	1,060.16	10.15	1.97%
Class C Shares	1,000.00	1,060.63	10.15	1.97%
Institutional Shares	1,000.00	1,065.38	5.01	0.97%
Class R Shares	1,000.00	1,062.88	7.58	1.47%
Sterling Capital Long/Short Equity Fund
Class A Shares	1,000.00	896.19	15.69	3.31%
Class C Shares	1,000.00	892.54	19.30	4.08%
Institutional Shares	1,000.00	896.78	14.46	3.05%
Sterling Capital Behavioral International Equity Fund
Class A Shares	1,000.00	1,021.43	6.77	1.34%
Class C Shares	1,000.00	1,016.29	10.48	2.08%
Institutional Shares	1,000.00	1,022.05	5.46	1.08%
Sterling Capital Ultra Short Bond Fund
Class A Shares	1,000.00	1,003.23	3.66	0.73%
Institutional Shares	1,000.00	1,004.45	2.41	0.48%
Sterling Capital Short Duration Bond Fund
Class A Shares	1,000.00	1,006.51	3.91	0.78%
Class C Shares	1,000.00	1,003.85	7.66	1.53%
Institutional Shares	1,000.00	1,007.72	2.66	0.53%
Sterling Capital Intermediate U.S. Government Fund
Class A Shares	1,000.00	1,013.66	4.38	0.87%
Class B Shares	1,000.00	1,008.89	8.14	1.62%
Class C Shares	1,000.00	1,008.88	8.14	1.62%
Institutional Shares	1,000.00	1,014.91	3.12	0.62%

Sterling Capital Funds
Expense Example (Unaudited)

				Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	10/1/15	3/31/16	10/1/15 - 3/31/16	10/1/15 - 3/31/16
Sterling Capital Total Return Bond Fund
Class A Shares	$1,000.00	$1,022.95	$3.69	0.73%
Class B Shares	1,000.00	1,019.10	7.47	1.48%
Class C Shares	1,000.00	1,018.15	7.47	1.48%
Institutional Shares	1,000.00	1,023.23	2.48	0.49%
Class R Shares	1,000.00	1,020.74	4.95	0.98%
Sterling Capital Corporate Fund
Class A Shares	1,000.00	1,017.11	4.49	0.89%
Class C Shares	1,000.00	1,012.53	8.25	1.64%
Institutional Shares	1,000.00	1,018.38	3.18	0.63%
Sterling Capital Securitized Opportunities Fund
Class A Shares	1,000.00	1,012.69	4.23	0.84%
Class C Shares	1,000.00	1,008.93	8.04	1.60%
Institutional Shares	1,000.00	1,014.96	3.07	0.61%
Sterling Capital Kentucky Intermediate Tax-Free Fund
Class A Shares	1,000.00	1,019.95	4.70	0.93%
Class C Shares	1,000.00	1,016.15	8.47	1.68%
Institutional Shares	1,000.00	1,021.23	3.44	0.68%
Sterling Capital Maryland Intermediate Tax-Free Fund
Class A Shares	1,000.00	1,023.62	4.35	0.86%
Class C Shares	1,000.00	1,018.89	8.13	1.61%
Institutional Shares	1,000.00	1,024.87	3.09	0.61%
Sterling Capital North Carolina Intermediate Tax-Free Fund
Class A Shares	1,000.00	1,023.75	4.10	0.81%
Class C Shares	1,000.00	1,020.80	7.83	1.55%
Institutional Shares	1,000.00	1,024.99	2.83	0.56%
Sterling Capital South Carolina Intermediate Tax-Free Fund
Class A Shares	1,000.00	1,024.33	4.15	0.82%
Class C Shares	1,000.00	1,019.55	7.93	1.57%
Institutional Shares	1,000.00	1,025.71	2.89	0.57%
Sterling Capital Virginia Intermediate Tax-Free Fund
Class A Shares	1,000.00	1,023.23	4.10	0.81%
Class C Shares	1,000.00	1,019.38	7.88	1.56%
Institutional Shares	1,000.00	1,024.48	2.83	0.56%
Sterling Capital West Virginia Intermediate Tax-Free Fund
Class A Shares	1,000.00	1,023.80	4.15	0.82%
Class C Shares	1,000.00	1,019.99	7.93	1.57%
Institutional Shares	1,000.00	1,025.09	2.89	0.57%
Sterling Capital Diversified Income Fund
Class A Shares	1,000.00	1,027.83	2.69	0.53%
Class B Shares	1,000.00	1,023.55	6.48	1.28%
Class C Shares	1,000.00	1,024.45	6.48	1.28%
Institutional Shares	1,000.00	1,029.77	1.42	0.28%
Sterling Capital Strategic Allocation Balanced Fund
Class A Shares	1,000.00	1,022.47	2.07	0.41%
Class B Shares	1,000.00	1,018.29	5.85	1.16%
Class C Shares	1,000.00	1,018.25	5.90	1.17%
Institutional Shares	1,000.00	1,022.60	0.86	0.17%
Sterling Capital Strategic Allocation Growth Fund
Class A Shares	1,000.00	1,022.32	2.28	0.45%
Class B Shares	1,000.00	1,017.45	6.05	1.20%
Class C Shares	1,000.00	1,018.60	6.06	1.20%
Institutional Shares	1,000.00	1,023.51	0.96	0.19%

*	Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by 183 days divided by 366 (to reflect the six month period).

Sterling Capital Funds
Expense Example (Unaudited)

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the year. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

				Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	10/1/15	3/31/16	10/1/15 - 3/31/16	10/1/15 - 3/31/16
Sterling Capital Behavioral Large Cap Value Equity Fund
Class A Shares	$1,000.00	$1,019.80	$ 5.25	1.04%
Class B Shares	1,000.00	1,016.05	9.02	1.79%
Class C Shares	1,000.00	1,016.05	9.02	1.79%
Institutional Shares	1,000.00	1,021.05	3.99	0.79%
Sterling Capital Mid Value Fund
Class A Shares	1,000.00	1,019.00	6.06	1.20%
Class B Shares	1,000.00	1,015.25	9.82	1.95%
Class C Shares	1,000.00	1,015.25	9.82	1.95%
Institutional Shares	1,000.00	1,020.25	4.80	0.95%
Class R Shares	1,000.00	1,017.80	7.26	1.44%
Sterling Capital Behavioral Small Cap Value Equity Fund
Class A Shares	1,000.00	1,019.05	6.01	1.19%
Class B Shares	1,000.00	1,015.30	9.77	1.94%
Class C Shares	1,000.00	1,015.30	9.77	1.94%
Institutional Shares	1,000.00	1,020.30	4.75	0.94%
Class R Shares	1,000.00	1,017.85	7.21	1.43%
Sterling Capital Special Opportunities Fund
Class A Shares	1,000.00	1,019.00	6.06	1.20%
Class B Shares	1,000.00	1,015.25	9.82	1.95%
Class C Shares	1,000.00	1,015.25	9.82	1.95%
Institutional Shares	1,000.00	1,020.25	4.80	0.95%
Class R Shares	1,000.00	1,017.75	7.31	1.45%
Sterling Capital Equity Income Fund
Class A Shares	1,000.00	1,018.90	6.16	1.22%
Class B Shares	1,000.00	1,015.15	9.92	1.97%
Class C Shares	1,000.00	1,015.15	9.92	1.97%
Institutional Shares	1,000.00	1,020.15	4.90	0.97%
Class R Shares	1,000.00	1,017.65	7.41	1.47%
Sterling Capital Long/Short Equity Fund
Class A Shares	1,000.00	1,008.45	16.62	3.31%
Class C Shares	1,000.00	1,004.60	20.45	4.08%
Institutional Shares	1,000.00	1,009.75	15.32	3.05%
Sterling Capital Behavioral International Equity Fund
Class A Shares	1,000.00	1,018.30	6.76	1.34%
Class C Shares	1,000.00	1,014.60	10.48	2.08%
Institutional Shares	1,000.00	1,019.60	5.45	1.08%
Sterling Capital Ultra Short Bond Fund
Class A Shares	1,000.00	1,021.35	3.69	0.73%
Institutional Shares	1,000.00	1,022.60	2.43	0.48%
Sterling Capital Short Duration Bond Fund
Class A Shares	1,000.00	1,021.10	3.94	0.78%
Class C Shares	1,000.00	1,017.35	7.72	1.53%
Institutional Shares	1,000.00	1,022.35	2.68	0.53%
Sterling Capital Intermediate U.S. Government Fund
Class A Shares	1,000.00	1,020.65	4.39	0.87%
Class B Shares	1,000.00	1,016.90	8.17	1.62%
Class C Shares	1,000.00	1,016.90	8.17	1.62%
Institutional Shares	1,000.00	1,021.90	3.13	0.62%

Sterling Capital Funds
Expense Example (Unaudited)

				Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	10/1/15	3/31/16	10/1/15 - 3/31/16	10/1/15 - 3/31/16
Sterling Capital Total Return Bond Fund
Class A Shares	$1,000.00	$1,021.35	$3.69	0.73%
Class B Shares	1,000.00	1,017.60	7.47	1.48%
Class C Shares	1,000.00	1,017.60	7.47	1.48%
Institutional Shares	1,000.00	1,022.55	2.48	0.49%
Class R Shares	1,000.00	1,020.10	4.95	0.98%
Sterling Capital Corporate Fund
Class A Shares	1,000.00	1,020.55	4.50	0.89%
Class C Shares	1,000.00	1,016.80	8.27	1.64%
Institutional Shares	1,000.00	1,021.85	3.18	0.63%
Sterling Capital Securitized Opportunities Fund
Class A Shares	1,000.00	1,020.80	4.24	0.84%
Class C Shares	1,000.00	1,017.00	8.07	1.60%
Institutional Shares	1,000.00	1,021.95	3.08	0.61%
Sterling Capital Kentucky Intermediate Tax-Free Fund
Class A Shares	1,000.00	1,020.35	4.70	0.93%
Class C Shares	1,000.00	1,016.60	8.47	1.68%
Institutional Shares	1,000.00	1,021.60	3.44	0.68%
Sterling Capital Maryland Intermediate Tax-Free Fund
Class A Shares	1,000.00	1,020.70	4.34	0.86%
Class C Shares	1,000.00	1,016.95	8.12	1.61%
Institutional Shares	1,000.00	1,021.95	3.08	0.61%
Sterling Capital North Carolina Intermediate Tax-Free Fund
Class A Shares	1,000.00	1,020.95	4.09	0.81%
Class C Shares	1,000.00	1,017.25	7.82	1.55%
Institutional Shares	1,000.00	1,022.20	2.83	0.56%
Sterling Capital South Carolina Intermediate Tax-Free Fund
Class A Shares	1,000.00	1,020.90	4.14	0.82%
Class C Shares	1,000.00	1,017.15	7.92	1.57%
Institutional Shares	1,000.00	1,022.15	2.88	0.57%
Sterling Capital Virginia Intermediate Tax-Free Fund
Class A Shares	1,000.00	1,020.95	4.09	0.81%
Class C Shares	1,000.00	1,017.20	7.87	1.56%
Institutional Shares	1,000.00	1,022.20	2.83	0.56%
Sterling Capital West Virginia Intermediate Tax-Free Fund
Class A Shares	1,000.00	1,020.90	4.14	0.82%
Class C Shares	1,000.00	1,017.15	7.92	1.57%
Institutional Shares	1,000.00	1,022.15	2.88	0.57%
Sterling Capital Diversified Income Fund
Class A Shares	1,000.00	1,022.35	2.68	0.53%
Class B Shares	1,000.00	1,018.60	6.46	1.28%
Class C Shares	1,000.00	1,018.60	6.46	1.28%
Institutional Shares	1,000.00	1,023.60	1.42	0.28%
Sterling Capital Strategic Allocation Balanced Fund
Class A Shares	1,000.00	1,022.95	2.07	0.41%
Class B Shares	1,000.00	1,019.20	5.86	1.16%
Class C Shares	1,000.00	1,019.15	5.91	1.17%
Institutional Shares	1,000.00	1,024.15	0.86	0.17%
Sterling Capital Strategic Allocation Growth Fund
Class A Shares	1,000.00	1,022.75	2.28	0.45%
Class B Shares	1,000.00	1,019.00	6.06	1.20%
Class C Shares	1,000.00	1,019.00	6.06	1.20%
Institutional Shares	1,000.00	1,024.05	0.96	0.19%

*	Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by 183 days divided by 366 (to reflect the six month period).

Sterling Capital Behavioral Large Cap Value Equity Fund
Schedule of Portfolio Investments
March 31, 2016 (Unaudited)

Shares		Fair Value
COMMON STOCKS — 98.4%

	Automobiles & Components — 2.3%
168,450	General Motors Co.	$5,294,383
10,829	Lear Corp.	1,203,860

		6,498,243

	Banks — 9.4%
18,050	Bank of Hawaii Corp.	1,232,454
163,100	JPMorgan Chase & Co.	9,658,782
82,650	New York Community Bancorp, Inc.	1,314,135
12,250	PacWest Bancorp	455,087
79,250	People’s United Financial, Inc.	1,262,453
50,700	PNC Financial Services Group, Inc. (The)	4,287,699
162,499	Wells Fargo & Co.	7,858,452

		26,069,062

	Capital Goods — 7.3%
43,100	AECOM Technology Corp.(a)	1,327,049
37,400	BWX Technologies, Inc.	1,255,144
31,750	Honeywell International, Inc.	3,557,587
9,650	Huntington Ingalls Industries, Inc.	1,321,471
9,600	L-3 Communications Holdings, Inc.	1,137,600
46,900	Masco Corp.	1,475,005
15,950	Orbital ATK, Inc.	1,386,693
27,350	Owens Corning	1,293,108
42,200	Raytheon Co.	5,174,986
24,200	Spirit AeroSystems Holdings, Inc., Class A(a)	1,097,712
59,950	Vectrus, Inc.(a)	1,363,863

		20,390,218

	Consumer Durables & Apparel — 0.4%
21,000	Michael Kors Holdings, Ltd.(a)	1,196,160

	Consumer Services — 1.7%
87,700	Carnival Corp.	4,627,929

	Diversified Financials — 6.4%
77,400	Capital One Financial Corp.	5,364,594
6,150	Credit Acceptance Corp.(a)	1,116,533
92,900	Discover Financial Services	4,730,468
1,500	Intercontinental Exchange, Inc.	352,710
22,300	NASDAQ OMX Group, Inc. (The)	1,480,274
164,750	Synchrony Financial(a)	4,721,735

		17,766,314

	Energy — 11.6%
160,900	Atwood Oceanics, Inc.	1,475,453
32,100	CVR Energy, Inc.	837,810
45,850	FMC Technologies, Inc.(a)	1,254,456
34,250	HollyFrontier Corp.	1,209,710
124,650	Marathon Petroleum Corp.	4,634,487
149,500	Noble Corp. PLC	1,547,325
53,050	ONEOK, Inc.	1,584,073
43,900	PBF Energy, Inc., Class A	1,457,480
65,800	Phillips 66	5,697,622
95,550	Rowan Cos. PLC, Class A	1,538,355
25,950	Schlumberger, Ltd.	1,913,813
313,250	Seadrill, Ltd.(a)	1,033,725
16,350	Tesoro Corp.	1,406,263
79,825	Valero Energy Corp.	5,119,976
29,750	World Fuel Services Corp.	1,445,255

		32,155,803

	Food & Staples Retailing — 1.0%
69,850	Kroger Co. (The)	2,671,763

Shares		Fair Value
COMMON STOCKS — (continued)

	Food, Beverage & Tobacco — 2.7%
13,050	Ingredion, Inc.	$1,393,609
50,900	Pilgrim’s Pride Corp.(a)	1,292,860
73,500	Tyson Foods, Inc., Class A	4,899,510

		7,585,979

	Health Care Equipment & Services — 3.2%
55,150	Express Scripts Holding Co.(a)	3,788,253
65,750	HCA Holdings, Inc.(a)	5,131,787

		8,920,040

	Household & Personal Products — 1.6%
10,700	Clorox Co. (The)	1,348,842
16,700	Coty, Inc., Class A	464,761
30,350	Energizer Holdings, Inc.	1,229,479
24,000	Herbalife, Ltd.(a)	1,477,440

		4,520,522

	Insurance — 6.4%
79,500	Aflac, Inc.	5,019,630
47,250	Chubb, Ltd.	5,629,838
83,050	Old Republic International Corp.	1,518,154
47,500	Travelers Cos., Inc. (The)	5,543,725

		17,711,347

	Materials — 2.6%
26,150	Cabot Corp.	1,263,829
115,500	Dow Chemical Co. (The)	5,874,330

		7,138,159

	Media — 1.5%
50,950	Omnicom Group, Inc.	4,240,569

	Pharmaceuticals, Biotechnology & Life Sciences — 6.7%
28,350	Amgen, Inc.	4,250,515
45,300	Gilead Sciences, Inc.	4,161,258
69,750	Johnson & Johnson	7,546,950
53,950	Mylan NV(a)	2,500,583

		18,459,306

	Real Estate — 5.9%
16,850	Digital Realty Trust, Inc., REIT	1,491,057
14,400	Mid-America Apartment Communities, Inc., REIT	1,471,824
55,936	Piedmont Office Realty Trust, Inc., Class A, REIT	1,136,060
116,950	Prologis, Inc., REIT	5,166,851
27,650	Retail Properties of America, Inc., Class A, REIT	438,253
37,500	Ventas, Inc., REIT	2,361,000
62,700	Welltower, Inc., REIT	4,347,618

		16,412,663

	Retailing — 2.1%
72,000	Target Corp.	5,924,160

	Semiconductors & Semiconductor Equipment — 3.0%
253,000	Intel Corp.	8,184,550

	Software & Services — 4.1%
144,400	Activision Blizzard, Inc.	4,886,496
17,550	Citrix Systems, Inc.(a)	1,379,079
152,950	eBay, Inc.(a)	3,649,387

Continued

Sterling Capital Behavioral Large Cap Value Equity Fund
Schedule of Portfolio Investments — (continued)
March 31, 2016 (Unaudited)

Shares		Fair Value
COMMON STOCKS — (continued)

	Software & Services — (continued)
70,950	Nuance Communications, Inc.(a)	$1,326,055

		11,241,017

	Technology Hardware & Equipment — 4.4%
164,700	Applied Materials, Inc.	3,488,346
44,050	ARRIS International PLC(a)	1,009,626
20,550	Arrow Electronics, Inc.(a)	1,323,625
140,000	Cisco Systems, Inc.	3,985,800
15,150	Harris Corp.	1,179,579
17,100	Motorola Solutions, Inc.	1,294,470

		12,281,446

	Telecommunication Services — 3.8%
147,150	AT&T, Inc.	5,763,865
88,250	Verizon Communications, Inc.	4,772,560

		10,536,425

	Transportation — 2.1%
17,000	Alaska Air Group, Inc.	1,394,340
88,511	Delta Air Lines, Inc.	4,308,715

		5,703,055

	Utilities — 8.2%
70,500	American Electric Power Co., Inc.	4,681,200
66,650	Consolidated Edison, Inc.	5,106,723
53,200	PPL Corp.	2,025,324
111,950	Public Service Enterprise Group, Inc.	5,277,323
108,050	Southern Co. (The)	5,589,427

		22,679,997

	Total Common Stocks (Cost $253,458,826)	272,914,727

EXCHANGE TRADED FUND — 0.4%
11,390	iShares Russell 1000 Value ETF	1,125,446

	Total Exchange Traded Fund (Cost $1,157,121)	1,125,446

Shares		Fair Value
MONEY MARKET FUND — 1.1%

3,005,782	Federated Treasury Obligations Fund, 0.170%(b)	$3,005,782

	Total Money Market Fund (Cost $3,005,782)	3,005,782

Total Investments — 99.9% (Cost $257,621,729)		277,045,955
Net Other Assets (Liabilities) — 0.1%		356,536

NET ASSETS — 100.0%		$277,402,491

(a)	Represents non-income producing security.
(b)	Represents the current yield as of report date.

ETF — Exchange Traded Funds

REIT — Real Estate Investment Trust

See accompanying Notes to the Financial Statements.

Sterling Capital Mid Value Fund
Schedule of Portfolio Investments
March 31, 2016 (Unaudited)

Shares		Fair Value
COMMON STOCKS — 95.3%

	Automobiles & Components — 3.1%
1,237,043	Gentex Corp.	$19,409,205

	Banks — 1.6%
640,200	American Capital, Ltd.(a)	9,756,648

	Capital Goods — 8.4%
161,450	AGCO Corp.	8,024,065
467,500	Allison Transmission Holdings, Inc.	12,613,150
307,450	EnPro Industries, Inc.	17,733,716
317,400	Jacobs Engineering Group, Inc.(a)	13,822,770

		52,193,701

	Commercial & Professional Services — 2.7%
1,108,920	Civeo Corp.(a)	1,363,972
512,400	Tetra Tech, Inc.	15,279,768

		16,643,740

	Consumer Durables & Apparel — 2.5%
1,384,000	Ascena Retail Group, Inc.(a)	15,307,040

	Diversified Financials — 12.2%
85,148	Affiliated Managers Group, Inc.(a)	13,828,035
866,000	E*TRADE Financial Corp.(a)	21,208,340
1,618,700	Leucadia National Corp.	26,174,378
200,800	T. Rowe Price Group, Inc.	14,750,768

		75,961,521

	Energy — 1.1%
635,145	Noble Corp. PLC	6,573,751

	Health Care Equipment & Services — 6.3%
159,478	Laboratory Corp. of America Holdings	18,679,658
190,822	Zimmer Biomet Holdings, Inc.	20,347,350

		39,027,008

	Insurance — 11.3%
352,303	Assured Guaranty, Ltd.	8,913,266
88,230	Enstar Group, Ltd.(a)	14,344,433
25,189	Markel Corp.(a)	22,457,757
207,963	Willis Towers Watson PLC	24,676,890

		70,392,346

	Materials — 3.7%
697,690	Axalta Coating Systems, Ltd.(a)	20,372,548
292,800	Rayonier Advanced Materials, Inc.	2,781,600

		23,154,148

	Media — 10.9%
323,600	CBS Corp., Class B	17,827,124
1,486,510	News Corp., Class B	19,696,258
289,700	Omnicom Group, Inc.	24,111,731
139,782	Viacom, Inc., Class B	5,770,201

		67,405,314

	Real Estate — 10.6%
1,555,775	Annaly Capital Management, Inc., REIT	15,962,251

Shares		Fair Value
COMMON STOCKS — (continued)

	Real Estate — (continued)
673,245	CBRE Group, Inc., Class A(a)	$19,402,921
350,600	Lincoln National Corp.	13,743,520
326,353	Ryman Hospitality Properties, Inc., REIT	16,800,652

		65,909,344

	Retailing — 3.1%
711,250	Chico’s FAS, Inc.	9,438,287
204,190	Kohl’s Corp.	9,517,296

		18,955,583

	Semiconductors & Semiconductor Equipment — 1.9%
555,063	II-VI, Inc.(a)	12,050,418

	Software & Services — 7.2%
1,106,300	DHI Group, Inc.(a)	8,927,841
89,582	DST Systems, Inc.	10,102,162
229,700	Fidelity National Information Services, Inc.	14,542,307
583,600	Western Union Co. (The)	11,257,644

		44,829,954

	Technology Hardware & Equipment — 7.2%
793,700	Knowles Corp.(a)	10,460,966
51,445	MicroStrategy, Inc., Class A(a)	9,245,695
832,190	NCR Corp.(a)	24,907,447

		44,614,108

	Transportation — 1.5%
862,600	Hertz Global Holdings, Inc.(a)	9,083,178

	Total Common Stocks (Cost $549,380,448)	591,267,007

MONEY MARKET FUND — 3.3%
20,463,569	Federated Treasury Obligations Fund, Institutional Shares, 0.170%(b)	20,463,569

	Total Money Market Fund (Cost $20,463,569)	20,463,569

Total Investments — 98.6% (Cost $569,844,017)		611,730,576
Net Other Assets (Liabilities) — 1.4%		8,823,861

NET ASSETS — 100.0%		$620,554,437

(a)	Represents non-income producing security.
(b)	Represents the current yield as of report date.

REIT — Real Estate Investment Trust

See accompanying Notes to the Financial Statements.

Sterling Capital Behavioral Small Cap Value Equity Fund
Schedule of Portfolio Investments
March 31, 2016 (Unaudited)

Shares		Fair Value
COMMON STOCKS — 97.8%

	Automobiles & Components — 1.9%
25,341	American Axle & Manufacturing Holdings, Inc.(a)	$389,998
27,702	Cooper Tire & Rubber Co.	1,025,528
9,584	Cooper-Standard Holding, Inc.(a)	688,515
6,678	Lear Corp.	742,393

		2,846,434

	Banks — 21.1%
19,467	1st Source Corp.	619,829
49,420	Banc of California, Inc.	864,850
24,781	Banco Latinoamericano de Comercio Exterior SA., Class E	600,196
49,283	BBCN Bancorp, Inc.	748,609
24,735	Berkshire Hills Bancorp, Inc.	665,124
27,742	BofI Holding, Inc.(a)	592,014
56,847	Brookline Bancorp, Inc.	625,885
14,240	Camden National Corp.	598,080
43,394	CenterState Banks, Inc.	646,137
29,267	Central Pacific Financial Corp.	637,143
21,064	Chemical Financial Corp.	751,774
17,910	Community Trust Bancorp, Inc.	632,581
31,552	Customers Bancorp, Inc.(a)	745,574
38,626	Dime Community Bancshares, Inc.	680,590
28,172	Enterprise Financial Services Corp.	761,771
18,519	Federal Agricultural Mortgage Corp., Class C	698,722
38,469	Fidelity Southern Corp.	617,043
21,016	Financial Institutions, Inc.	610,935
75,914	First Commonwealth Financial Corp.	672,598
35,385	First Financial Bancorp	643,299
22,430	First Interstate BancSystem, Inc., Class A	630,956
29,669	First Merchants Corp.	699,298
17,372	First NBC Bank Holding Co.(a)	357,689
29,282	Flagstar Bancorp, Inc.(a)	628,392
30,766	Flushing Financial Corp.	665,161
71,755	Fulton Financial Corp.	960,082
13,723	Great Southern Bancorp, Inc.	509,535
26,612	Great Western Bancorp, Inc.	725,709
29,902	Hanmi Financial Corp.	658,442
17,369	Heartland Financial USA, Inc.	534,792
32,364	HomeStreet, Inc.(a)	673,495
17,121	IBERIABANK Corp.	877,794
25,508	Meta Financial Group, Inc.	1,163,165
88,891	MGIC Investment Corp.(a)	681,794
38,879	Oritani Financial Corp	659,777
34,615	PennyMac Financial Services, Inc., Class A(a)	407,072
19,213	Popular, Inc.	549,684
38,539	Provident Financial Services, Inc.	778,102
58,357	Radian Group, Inc.	723,627
25,785	Territorial Bancorp, Inc.	671,957
32,435	Towne Bank	622,428
24,660	TriCo Bancshares	624,391
35,232	Trustmark Corp.	811,393
38,433	United Community Banks, Inc.	709,858
50,164	United Financial Bancorp, Inc.	631,565
35,593	Walker & Dunlop, Inc.(a)	863,842
40,706	Washington Federal, Inc.	921,991

		32,154,745

	Capital Goods — 6.0%
32,775	Aegion Corp.(a)	691,225
13,129	AGCO Corp.	652,511

Shares		Fair Value
COMMON STOCKS — (continued)

	Capital Goods — (continued)
29,962	Briggs & Stratton Corp.	$716,691
16,383	BWX Technologies, Inc.	549,813
32,649	DigitalGlobe, Inc.(a)	564,828
30,037	Global Brass & Copper Holdings, Inc.	749,423
4,692	Huntington Ingalls Industries, Inc.	642,522
19,122	Insteel Industries, Inc.	584,560
17,731	KLX, Inc.(a)	569,874
38,879	MasTec, Inc.(a)	786,911
13,015	Owens Corning	615,349
11,187	Spirit AeroSystems Holdings, Inc., Class A(a)	507,442
10,211	Universal Forest Products, Inc.	876,308
50,080	Wabash National Corp.(a)	661,056

		9,168,513

	Commercial & Professional Services — 2.4%
38,276	ACCO Brands Corp.(a)	343,718
11,088	Barrett Business Services, Inc.	318,780
27,932	Brady Corp., Class A	749,695
24,758	Heidrick & Struggles International, Inc.	586,765
29,770	Mistras Group, Inc.(a)	737,403
29,100	Tetra Tech, Inc.	867,762

		3,604,123

	Consumer Durables & Apparel — 1.6%
69,275	JAKKS Pacific, Inc.(a)	515,406
20,858	Movado Group, Inc.	574,221
30,002	Smith & Wesson Holding Corp.(a)	798,653
65,773	ZAGG, Inc.(a)	592,615

		2,480,895

	Consumer Services — 2.0%
14,590	Bob Evans Farms, Inc./DE	681,207
38,656	Boyd Gaming Corp.(a)	798,633
9,901	Capella Education Co.	521,189
54,873	K12, Inc.(a)	542,694
9,630	Strayer Education, Inc.(a)	469,463

		3,013,186

	Diversified Financials — 1.7%
125,547	Cowen Group, Inc., Class A(a)	478,334
49,291	KCG Holdings, Inc., Class A(a)	589,027
19,882	Nelnet, Inc., Class A	782,754
13,636	Piper Jaffray Cos.(a)	675,800

		2,525,915

	Energy — 3.8%
39,297	Alon USA Energy, Inc.	405,545
64,667	Atwood Oceanics, Inc.(a)	592,996
13,715	CVR Energy, Inc.	357,961
99,607	DHT Holdings, Inc.	573,736
20,252	Diamond Offshore Drilling, Inc.(a)	440,076
48,256	Frontline Ltd/Bermuda	403,903
40,720	Noble Corp. PLC	421,452
24,159	Par Pacific Holdings, Inc.(a)	453,223
57,723	Parker Drilling Co.(a)	122,373
16,707	PBF Energy, Inc., Class A	554,672
31,220	Rowan Companies PLC, Class A(a)	502,642
38,103	RPC, Inc.(a)	540,301
140,117	Seadrill, Ltd.(a)	462,386

		5,831,266

Continued

Sterling Capital Behavioral Small Cap Value Equity Fund
Schedule of Portfolio Investments — (continued)
March 31, 2016 (Unaudited)

Shares		Fair Value
COMMON STOCKS — (continued)

	Food & Staples Retailing — 0.8%
12,312	Ingles Markets, Inc., Class A	$461,700
24,824	SpartanNash Co.	752,415

		1,214,115

	Food, Beverage & Tobacco — 2.7%
9,393	Cal-Maine Foods, Inc.	487,591
75,123	Darling Ingredients, Inc.(a)	989,370
38,045	Dean Foods Co.	658,939
5,750	Ingredion, Inc.	614,043
20,967	Pilgrim’s Pride Corp.(a)	532,562
9,918	Sanderson Farms, Inc.	894,405

		4,176,910

	Health Care Equipment & Services — 3.9%
14,206	Amsurg Corp.(a)	1,059,768
13,166	Centene Corp.(a)	810,631
7,898	LifePoint Health, Inc.(a)	546,937
12,783	Magellan Health Services, Inc.(a)	868,349
10,057	Molina Healthcare, Inc.(a)	648,576
7,034	Owens & Minor, Inc.	284,314
13,232	Surgical Care Affiliates, Inc.(a)	612,377
24,263	Triple-S Management Corp., Class B(a)	603,178
6,034	WellCare Health Plans, Inc.(a)	559,653

		5,993,783

	Household & Personal Products — 0.6%
56,188	Central Garden & Pet Co., Class A(a)	915,303

	Insurance — 11.3%
50,042	American Equity Investment Life Holding Co.	840,706
8,219	American Financial Group, Inc.	578,371
15,565	AMERISAFE, Inc.	817,785
16,492	Argo Group International Holdings, Ltd.	946,476
11,928	Aspen Insurance Holdings, Ltd.	568,966
20,086	Assured Guaranty, Ltd.	508,176
63,399	CNO Financial Group, Inc.	1,136,110
30,496	Employers Holdings, Inc.	858,157
8,345	Endurance Specialty Holdings, Ltd.	545,262
4,873	Enstar Group, Ltd.(a)	792,252
11,165	FBL Financial Group, Inc., Class A	686,871
20,820	Federated National Holding Co.	409,321
15,852	First American Financial Corp.	604,120
7,411	Hanover Insurance Group, Inc. (The)	668,620
52,216	Maiden Holdings, Ltd.	675,675
80,579	MBIA, Inc.(a)	713,124
9,541	Navigators Group, Inc. (The)(a)	800,204
31,379	Old Republic International Corp.	573,608
20,820	Primerica, Inc.	927,115
4,969	RenaissanceRe Holdings, Ltd.	595,435
31,206	Selective Insurance Group, Inc.	1,142,452
45,615	State National Cos., Inc.	574,749
36,352	Universal Insurance Holdings, Inc.	647,066
11,992	Validus Holdings, Ltd.	565,902

		17,176,523

	Materials — 2.6%
159,126	AK Steel Holding Corp.(a)	657,190
12,963	Cabot Corp.	626,502
4,673	Stepan Co.	258,370
13,705	Trinseo SA(a)	504,481
15,400	U.S. Concrete, Inc.(a)	917,532

Shares		Fair Value
COMMON STOCKS — (continued)

	Materials — (continued)
26,696	Worthington Industries, Inc.	$951,445

		3,915,520

	Real Estate — 9.2%
46,356	AG Mortgage Investment Trust, Inc., REIT	605,873
143,871	Anworth Mortgage Asset Corp., REIT	670,439
42,514	Apollo Commercial Real Estate Finance, Inc., REIT	692,978
59,428	Ares Commercial Real Estate Corp., REIT	650,737
42,112	Arlington Asset Investment Corp., Class A	527,663
105,397	Ashford Hospitality Trust, Inc., REIT	672,433
70,424	Capstead Mortgage Corp., REIT	696,493
37,829	Chimera Investment Corp., REIT	514,096
89,988	Dynex Capital, Inc., REIT	598,420
23,949	Forest City Realty Trust, Inc., Class A, REIT	505,084
32,581	Getty Realty Corp., REIT	646,081
16,515	HCI Group, Inc.	549,949
64,357	Invesco Mortgage Capital, Inc., REIT	783,868
78,440	MFA Financial, Inc., REIT	537,314
86,820	New Residential Investment Corp., REIT	1,009,717
62,980	Orchid Island Capital, Inc., REIT	653,103
26,233	Piedmont Office Realty Trust, Inc., Class A, REIT	532,792
33,597	Regional Management Corp.(a)	574,845
6,251	Reinsurance Group of America, Inc.	601,659
25,009	Starwood Property Trust, Inc., REIT	473,420
66,343	Two Harbors Investment Corp., REIT	526,763
23,763	United Fire Group, Inc.	1,041,295

		14,065,022

	Retailing — 3.8%
32,052	Abercrombie & Fitch Co., Class A	1,010,920
38,007	American Eagle Outfitters, Inc.	633,577
11,736	Big Lots, Inc.	531,523
25,251	Caleres, Inc.	714,351
12,273	Children’s Place, Inc. (The)	1,024,427
35,592	Express, Inc.(a)	762,025
35,834	Guess?, Inc.	672,604
39,509	J.C. Penney Co., Inc.(a)	436,970

		5,786,397

	Semiconductors & Semiconductor Equipment — 1.7%
37,817	II-VI, Inc.(a)	821,007
25,979	NeuStar, Inc., Class A(a)	639,083
25,262	Teradyne, Inc.	545,407
16,861	Tessera Technologies, Inc.	522,691

		2,528,188

	Software & Services — 1.5%
73,989	EarthLink Holdings Corp.	419,518
3,673	Progress Software Corp.(a)	88,593
31,520	Sykes Enterprises, Inc.(a)	951,274
23,524	Take-Two Interactive Software, Inc.(a)	886,149

		2,345,534

	Technology Hardware & Equipment — 6.9%
19,466	Advanced Energy Industries, Inc.(a)	677,222
8,498	Arrow Electronics, Inc.(a)	547,356
50,572	Brocade Communications Systems, Inc.	535,052
12,683	Cray, Inc.(a)	531,545
16,404	CSG Systems International, Inc.	740,805

Continued

Sterling Capital Behavioral Small Cap Value Equity Fund
Schedule of Portfolio Investments — (continued)
March 31, 2016 (Unaudited)

Shares		Fair Value
COMMON STOCKS — (continued)

	Technology Hardware & Equipment — (continued)
25,595	Insight Enterprises, Inc.(a)	$733,041
22,006	NETGEAR, Inc.(a)	888,382
60,465	Photronics, Inc.(a)	629,441
17,632	Plexus Corp.(a)	696,817
43,420	QLogic Corp.(a)	583,565
43,207	Sanmina Corp.(a)	1,010,180
11,136	SYNNEX Corp.	1,031,082
13,868	Tech Data Corp.(a)	1,064,646
66,404	Vishay Intertechnology, Inc.	810,793

		10,479,927

	Telecommunication Services — 0.4%
86,650	Iridium Communications, Inc.(a)	681,935

	Transportation — 3.5%
46,961	Air Transport Services Group, Inc.(a)	722,260
12,050	Alaska Air Group, Inc.	988,341
17,121	Atlas Air Worldwide Holdings, Inc.(a)	723,705
23,127	Hawaiian Holdings, Inc.(a)	1,091,363
38,533	JetBlue Airways Corp.(a)	813,817
45,989	SkyWest, Inc.	919,320

		5,258,806

	Utilities — 8.4%
19,214	ALLETE, Inc.	1,077,329
24,127	Avista Corp.	983,899
20,492	Black Hills Corp.	1,232,184
35,842	Calpine Corp.(a)	543,723
20,909	El Paso Electric Co.	959,305
18,019	IDACORP, Inc.	1,344,037
27,186	NiSource, Inc.	640,502
20,530	ONE Gas, Inc.	1,254,383
9,410	Pinnacle West Capital Corp.	706,409
20,636	PNM Resources, Inc.	695,846
30,191	Portland General Electric Co.	1,192,243
17,338	SJW Corp.	630,236
31,249	South Jersey Industries, Inc.	889,034
12,786	Westar Energy, Inc.	634,313

		12,783,443

	Total Common Stocks (Cost $136,544,607)	148,946,483

EXCHANGE TRADED FUND — 1.0%
16,246	iShares Russell 2000 Value ETF	1,514,290

	Total Exchange Traded Fund (Cost $1,365,511)	1,514,290

Shares		Fair Value
MONEY MARKET FUND — 0.8%

1,187,018	Federated Treasury Obligations Fund, Institutional Shares, 0.170%(b)	$1,187,018

	Total Money Market Fund (Cost $1,187,018)	1,187,018

Total Investments — 99.6% (Cost $139,097,136)		151,647,791
Net Other Assets (Liabilities) — 0.4%		608,811

NET ASSETS — 100.0%		$152,256,602

(a)	Represents non-income producing security.
(b)	Represents the current yield as of report date.

ETF — Exchange Traded Fund

REIT — Real Estate Investment Trust

See accompanying Notes to the Financial Statements.

Sterling Capital Special Opportunities Fund
Schedule of Portfolio Investments
March 31, 2016 (Unaudited)

Shares		Fair Value
COMMON STOCKS — 92.6%

	Automobiles & Components — 3.2%
2,453,000	Ford Motor Co.	$33,115,500

	Banks — 3.4%
517,000	Capital One Financial Corp.	35,833,270

	Commercial & Professional Services — 8.4%
822,000	Nielsen Holdings PLC	43,286,520
542,800	Verisk Analytics, Inc.(a)	43,380,576

		86,667,096

	Consumer Durables & Apparel — 5.2%
473,000	Jarden Corp.(a)	27,883,350
540,750	Lennar Corp., Class A	26,150,670

		54,034,020

	Food, Beverage & Tobacco — 2.0%
511,000	Mondelez International, Inc., Class A	20,501,320

	Health Care Equipment & Services — 16.6%
613,000	HCA Holdings, Inc.(a)	47,844,650
1,216,000	IMS Health Holdings, Inc.(a)	32,284,800
517,000	MEDNAX, Inc.(a)	33,408,540
297,000	UnitedHealth Group, Inc.	38,283,300
187,000	Zimmer Biomet Holdings, Inc.	19,939,810

		171,761,100

	Media — 13.7%
738,000	CBS Corp., Class B	40,656,420
740,000	Comcast Corp., Class A	45,199,200
1,301,000	Discovery Communications, Inc., Class C(a)	35,127,000
935,000	Live Nation Entertainment, Inc.(a)	20,859,850

		141,842,470

	Pharmaceuticals, Biotechnology & Life Sciences — 7.7%
233,000	Gilead Sciences, Inc.	21,403,380
748,500	Myriad Genetics, Inc.(a)	28,016,355
242,500	Perrigo Co. PLC	31,023,025

		80,442,760

	Real Estate — 5.1%
544,000	CBRE Group, Inc., Class A(a)	15,678,080
731,920	Ryman Hospitality Properties, Inc., REIT	37,679,242

		53,357,322

Shares		Fair Value
COMMON STOCKS — (continued)

	Software & Services — 21.5%
1,262,000	Activision Blizzard, Inc.(b)	$42,706,080
711,000	Akamai Technologies, Inc.(a)	39,510,270
62,400	Alphabet, Inc., Class C(a)	46,484,880
198,000	Autodesk, Inc.(a)(b)	11,545,380
551,000	Check Point Software Technologies, Ltd.(a)	48,195,970
329,000	Intuit, Inc.	34,219,290

		222,661,870

	Technology Hardware & Equipment — 3.9%
1,432,000	Cisco Systems, Inc.	40,769,040

	Transportation — 1.9%
239,000	J.B. Hunt Transport Services, Inc.	20,133,360

	Total Common Stocks (Cost $706,268,225)	961,119,128

MONEY MARKET FUND — 6.2%

64,120,578	Federated Treasury Obligations Fund, Institutional Shares, 0.170%(c)	64,120,578

	Total Money Market Fund (Cost $64,120,578)	64,120,578

Total Investments — 98.8% (Cost $770,388,803)		1,025,239,706
Net Other Assets (Liabilities) — 1.2%		11,968,500

NET ASSETS — 100.0%		$1,037,208,206

(a)	Represents non-income producing security.
(b)	All or a portion of security was held as collateral for written call options.
(c)	Represents the current yield as of report date.

REIT — Real Estate Investment Trust

See accompanying Notes to the Financial Statements.

Sterling Capital Equity Income Fund
Schedule of Portfolio Investments
March 31, 2016 (Unaudited)

Shares		Fair Value
COMMON STOCKS — 94.1%

	Automobiles & Components — 2.2%
1,141,113	General Motors Co.	$35,865,182

	Banks — 3.5%
1,185,000	Wells Fargo & Co.	57,306,600

	Capital Goods — 2.1%
309,600	Honeywell International, Inc.	34,690,680

	Consumer Durables & Apparel — 1.8%
1,587,000	PulteGroup, Inc.	29,692,770

	Consumer Services — 5.5%
1,296,700	Dunkin’ Brands Group, Inc.	61,165,339
232,000	McDonald’s Corp.(a)	29,157,760

		90,323,099

	Diversified Financials — 5.9%
1,105,000	Discover Financial Services	56,266,600
1,294,000	Invesco, Ltd.	39,816,380

		96,082,980

	Energy — 4.1%
2,160,000	Spectra Energy Corp.	66,096,000

	Food, Beverage & Tobacco — 8.2%
45,000	Mead Johnson Nutrition Co.(a)	3,823,650
588,500	PepsiCo, Inc.	60,309,480
1,541,000	Unilever PLC, ADR	69,622,380

		133,755,510

	Health Care Equipment & Services — 3.9%
451,000	Anthem, Inc.	62,684,490

	Insurance — 1.7%
617,200	MetLife, Inc.	27,119,768

	Materials — 2.8%
623,500	Scotts Miracle-Gro Co. (The), Class A	45,372,095

	Media — 7.0%
721,600	Omnicom Group, Inc.	60,058,768
100,000	Time Warner Cable, Inc.(a)	20,462,000
450,000	Time Warner, Inc.	32,647,500

		113,168,268

	Pharmaceuticals, Biotechnology & Life Sciences — 17.7%
1,418,000	Abbott Laboratories	59,314,940
952,000	AbbVie, Inc.	54,378,240
456,000	Johnson & Johnson	49,339,200
836,000	Merck & Co., Inc.	44,232,760

Shares		Fair Value
COMMON STOCKS — (continued)

	Pharmaceuticals, Biotechnology & Life Sciences — (continued)
645,000	Novartis AG, ADR	$46,723,800
1,165,000	Pfizer, Inc.	34,530,600

		288,519,540

	Real Estate — 2.2%
2,113,000	Host Hotels & Resorts, Inc., REIT	35,287,100

	Software & Services — 8.0%
633,200	Accenture PLC, Class A	73,071,280
1,043,000	Microsoft Corp.	57,604,890

		130,676,170

	Technology Hardware & Equipment — 8.5%
1,557,900	Maxim Integrated Products, Inc.	57,299,562
1,195,000	QUALCOMM, Inc.	61,112,300
434,000	Western Digital Corp.	20,502,160

		138,914,022

	Telecommunication Services — 5.3%
1,593,000	Verizon Communications, Inc.	86,149,440

	Transportation — 3.7%
564,900	United Parcel Service, Inc., Class B	59,580,003

	Total Common Stocks (Cost $1,223,573,316)	1,531,283,717

MONEY MARKET FUND — 5.6%
91,863,962	Federated Treasury Obligations Fund, Institutional Shares, 0.170%(b)	91,863,962

	Total Money Market Fund (Cost $91,863,962)	91,863,962

Total Investments — 99.7% (Cost $1,315,437,278)		1,623,147,679
Net Other Assets (Liabilities) — 0.3%		4,141,250

NET ASSETS — 100.0%		$1,627,288,929

(a)	All or a portion of security was held as collateral for written call options.
(b)	Represents the current yield as of report date.

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

See accompanying Notes to the Financial Statements.

Sterling Capital Long/Short Equity Fund
Schedule of Portfolio Investments
March 31, 2016 (Unaudited)

Shares		Fair Value
COMMON STOCKS — 84.9%

	Automobiles & Components — 0.2%
2,263	Gentherm, Inc.(a)	$94,118

	Banks — 2.8%
28,261	BBX Capital Corp., Class A(a)(b)	451,046
10,600	Citigroup, Inc.(b)	442,550
34,600	NMI Holdings, Inc., Class A(a)	174,730
5,000	SunTrust Banks, Inc.(b)	180,400

		1,248,726

	Consumer Durables & Apparel — 1.0%
17,965	Kate Spade & Co.(a)	458,467

	Consumer Services — 5.1%
25,961	Belmond, Ltd., Class A(a)	246,370
5,908	Jack in the Box, Inc.	377,344
22,309	MGM Resorts International(a)	478,305
8,457	Norwegian Cruise Line Holdings, Ltd.(a)	467,588
25,381	Penn National Gaming, Inc.(a)(b)	423,609
1,600	Service Corp. International	39,488
19,510	Wendy’s Co. (The)	212,464

		2,245,168

	Diversified Financials — 8.7%
3,000	Ameriprise Financial, Inc.	282,030
22,300	Ares Management LP	343,420
6,500	Blackstone Group LP (The)	182,325
25,900	Carlyle Group LP (The)(b)	437,192
73,900	Cowen Group, Inc., Class A(a)	281,559
4,400	Federated Investors, Inc., Class B	126,940
5,300	Fifth Street Asset Management, Inc.(b)	16,218
7,000	Invesco, Ltd.	215,390
30,400	KKR & Co. LP(b)	446,576
10,300	Morgan Stanley	257,603
27,000	OM Asset Management PLC	360,450
18,400	Oppenheimer Holdings, Inc., Class A(b)	290,352
1,676	Virtus Investment Partners, Inc.(b)	130,912
15,500	Voya Financial, Inc.(b)	461,435

		3,832,402

	Energy — 15.6%
6,200	Apache Corp.(b)	302,622
4,000	ARC Resources, Ltd.	57,975
26,771	Black Stone Minerals LP(b)	375,062
2,700	Cimarex Energy Co.(b)	262,629
1,800	Concho Resources, Inc.(a)(b)	181,872
6,900	ConocoPhillips(b)	277,863
18,611	Cross Timbers Royalty Trust	282,143
9,500	Devon Energy Corp.(b)	260,680
42,812	Dorchester Minerals LP(b)	487,629
30,301	Enduro Royalty Trust	82,722
7,550	EOG Resources, Inc.(b)	547,979
68,700	Freehold Royalties, Ltd.	551,592
11,300	Freehold Royalties, Ltd.	91,705
5,500	Hess Corp.	289,575
1,000	Magellan Midstream Partners LP	68,800
12,600	Marathon Oil Corp.(b)	140,364
2,600	Mesa Royalty Trust	21,580
6,300	MPLX LP	187,047
10,000	Newfield Exploration Co.(a)	332,500
2,575	North European Oil Royalty Trust	20,059
6,300	Occidental Petroleum Corp.(b)	431,109
3,000	Pacific Coast Oil Trust	4,620

Shares		Fair Value
COMMON STOCKS — (continued)

	Energy — (continued)
1,400	PDC Energy, Inc.(a)(b)	$83,230
32,400	Permian Basin Royalty Trust	199,584
2,800	Pioneer Natural Resources Co.	394,072
4,900	Plains GP Holdings LP, Class A(b)	42,581
2,000	Royal Dutch Shell PLC, Class B, ADR	98,380
21,743	Sabine Royalty Trust(b)	643,593
5,300	Shell Midstream Partners LP	194,033

		6,913,600

	Food & Staples Retailing — 0.5%
2,270	CVS Caremark Corp.(b)	235,467

	Food, Beverage & Tobacco — 2.6%
8,274	Molson Coors Brewing Co., Class B(b)	795,793
4,252	TreeHouse Foods, Inc.(a)(b)	368,861

		1,164,654

	Health Care Equipment & Services — 11.2%
1,503	ABIOMED, Inc.(a)(b)	142,500
1,887	Adeptus Health, Inc., Class A(a)	104,804
2,496	Amedica Corp.(a)(b)	3,869
5,474	Amedisys, Inc.(a)(b)	264,613
1,968	AMN Healthcare Services, Inc.(a)	66,145
1,819	Amsurg Corp.(a)(b)	135,697
425	athenahealth, Inc.(a)	58,982
2,129	Baxter International, Inc.	87,459
2,457	Boston Scientific Corp.(a)	46,216
8,199	Brookdale Senior Living, Inc.(a)	130,200
2,080	Centene Corp.(a)	128,066
602	Cooper Cos., Inc. (The)	92,690
1,198	Edwards Lifesciences Corp.(a)(b)	105,676
9,083	Envision Healthcare Holdings, Inc.(a)(b)	185,293
2,128	HCA Holdings, Inc.(a)(b)	166,090
1,080	Henry Schein, Inc.(a)(b)	186,440
547	Humana, Inc.	100,074
253	Intuitive Surgical, Inc.(a)(b)	152,066
7,955	K2M Group Holdings, Inc.(a)(b)	117,973
1,352	Laboratory Corp. of America Holdings(a)(b)	158,360
16,098	LDR Holding Corp.(a)(b)	410,338
992	McKesson Corp.	155,992
5,699	Medtronic PLC(b)	427,425
59,179	Neovasc, Inc.(a)(b)	252,694
3,141	Nevro Corp.(a)(b)	176,713
4,439	NuVasive, Inc.(a)(b)	215,957
3,955	STERIS PLC(b)	281,003
17,616	Streamline Health Solutions, Inc.(a)	24,839
3,244	Surgical Care Affiliates, Inc.(a)(b)	150,132
3,074	Tenet Healthcare Corp.(a)	88,931
1,592	UnitedHealth Group, Inc.(b)	205,209
4,299	Zeltiq Aesthetics, Inc.(a)(b)	116,761

		4,939,207

	Insurance — 2.8%
52,100	Ambac Financial Group, Inc.(a)(b)	823,180
3,500	Primerica, Inc.	155,855
3,600	Prudential Financial, Inc.	259,992

		1,239,027

	Materials — 1.0%
39,935	Dominion Diamond Corp.	442,879

	Media — 1.7%
62,028	Global Eagle Entertainment, Inc.(a)(b)	528,479

Continued

Sterling Capital Long/Short Equity Fund
Schedule of Portfolio Investments — (continued)
March 31, 2016 (Unaudited)

Shares		Fair Value
COMMON STOCKS — (continued)

	Media — (continued)
12,949	World Wrestling Entertainment, Inc., Class A	$228,679

		757,158

	Pharmaceuticals, Biotechnology & Life Sciences — 6.7%
2,164	Akorn, Inc.(a)	50,919
2,666	Alder Biopharmaceuticals, Inc.(a)	65,290
1,770	Alexion Pharmaceuticals, Inc.(a)(b)	246,420
537	Allergan PLC(a)(b)	143,932
9,980	Amicus Therapeutics, Inc.(a)(b)	84,331
9,361	AstraZeneca PLC, ADR(b)	263,606
1,696	BioMarin Pharmaceutical, Inc.(a)	139,886
1,840	Bristol-Myers Squibb Co.(b)	117,539
2,493	Catalent, Inc.(a)	66,488
107	Celator Pharmaceuticals, Inc.(a)	1,180
6,814	Collegium Pharmaceutical, Inc.(a)(b)	123,674
1,604	Eagle Pharmaceuticals, Inc.(a)	64,962
30,658	Endocyte, Inc.(a)(b)	95,040
12,331	EPIRUS Biopharmaceuticals, Inc.(a)	33,170
549	Mettler-Toledo International, Inc.(a)(b)	189,273
10,000	Minerva Neurosciences, Inc.(a)	61,400
2,866	Neurocrine Biosciences, Inc.(a)	113,350
1,845	Ophthotech Corp.(a)(b)	77,988
3,622	Otonomy, Inc.(a)(b)	54,040
2,389	Pacira Pharmaceuticals, Inc.(a)(b)	126,569
10,634	Pfizer, Inc.(b)	315,192
4,400	Portola Pharmaceuticals, Inc.(a)(b)	89,760
10,611	ProQR Therapeutics NV(a)(b)	51,782
1,284	Radius Health, Inc.(a)	40,369
6,631	Raptor Pharmaceutical Corp.(a)	30,503
773	Shire PLC, ADR	132,879
1,265	Thermo Fisher Scientific, Inc.(b)	179,111

		2,958,653

	Real Estate — 1.7%
24,000	Colony Capital, Inc., REIT	402,480
23,685	FelCor Lodging Trust, Inc., REIT	192,322
5,276	Gaming and Leisure Properties, Inc., REIT	163,134

		757,936

	Retailing — 2.1%
9,620	Aaron’s, Inc.	241,462
753	Amazon.com, Inc.(a)(b)(c)	447,011
4,903	Macy’s, Inc.	216,173
1,524	Tailored Brands, Inc.	27,280

		931,926

	Software & Services — 8.4%
50	Absolute Software Corp.	242
9,382	Electronic Arts, Inc.(a)(b)(c)	620,244
5,103	Facebook, Inc., Class A(a)(b)	582,252
45,000	SciQuest, Inc.(a)	624,600
50,000	TiVo, Inc.(a)	475,500
15,000	Upland Software, Inc.(a)	103,050
354,295	YuMe, Inc.(a)(b)	1,325,063

		3,730,951

	Technology Hardware & Equipment — 7.8%
191,963	Extreme Networks, Inc.(a)(b)	597,005
284,784	ID Systems, Inc.(a)(b)	1,235,963
23,100	Lexmark International, Inc., Class A(b)	772,233

Shares		Fair Value
COMMON STOCKS — (continued)

	Technology Hardware & Equipment — (continued)
140,273	Numerex Corp., Class A(a)(b)	$855,665

		3,460,866

	Telecommunication Services — 5.0%
84,605	Boingo Wireless, Inc.(a)(b)	653,151
82,746	inContact, Inc.(a)(b)	735,612
21,297	magicJack VocalTec, Ltd.(a)(b)	139,708
149,077	Vonage Holdings Corp.(a)(b)	681,282

		2,209,753

	Total Common Stocks (Cost $40,061,164)	37,620,958

PREFERRED STOCKS — 1.0%

	Banks — 1.0%
170,057	Fannie Mae, Series R, 7.625%(b)	431,945

	Total Preferred Stocks (Cost $1,105,236)	431,945

Contracts
CALL OPTIONS PURCHASED — 0.1%

	Materials — 0.0%
50	Builders FirstSource Inc., Expires 05/20/16, Strike Price $10	8,750
83	Dominion Diamond Corp., Expires 05/20/16, Strike Price $12.5	2,075

		10,825

	Pharmaceuticals, Biotechnology & Life Sciences — 0.0%
24	Portola Pharmaceuticals Inc., Expires 04/15/16, Strike Price $30	240
21	Portola Pharmaceuticals Inc., Expires 04/15/16, Strike Price $35	105

		345

	Real Estate — 0.0%
25	FelCor Lodging Trust Inc., Expires 06/17/16, Strike Price $7.5	1,875

	Retailing — 0.0%
3	Amazon.com Inc., Expires 05/20/16, Strike Price $600	8,811

	Software & Services — 0.1%
6	Electronic Arts Inc., Expires 06/17/16, Strike Price $62.5	3,810
21	Electronic Arts Inc., Expires 06/17/16, Strike Price $65	8,925

		12,735

	Total Call Options Purchased (Cost $57,090)	34,591

Continued

Sterling Capital Long/Short Equity Fund
Schedule of Portfolio Investments — (continued)
March 31, 2016 (Unaudited)

Contracts		Fair Value
PUT OPTIONS PURCHASED — 0.3%

	Consumer Durables & Apparel — 0.0%
4	VF Corp., Expires 05/20/16, Strike Price $60	$360
26	VF Corp., Expires 05/20/16, Strike Price $62.5	4,030

		4,390

	Exchange Traded Funds — 0.3%
259	Direxion Daily Financial Bull 3X Shares, Expires 01/20/17, Strike Price $28.75	137,270
22	SPDR S&P500 ETF Trust, Expires 04/29/16, Strike Price $201.5	3,454

		140,724

	Total Put Options Purchased (Cost $154,358)	145,114

Shares
WARRANTS — 2.7%

	Banks — 1.8%
15,700	JPMorgan Chase & Co. (Issued/exercisable 10/28/08, 1 Share for 1 Warrant, Expires 10/28/18, Strike Price $42.20)	277,890
204,200	Zions Bancorporation, (Issued/exercisable 05/20/10, 1 Share for 1 Warrant, Expires 05/22/20, Strike Price $36.05)(b)	483,954
50,268	Zions Bancorporation, (Issued/exercisable 11/14/08, 1 Share for 1 Warrant, Expires 11/14/18, Strike Price $36.27)(b)	45,241

		807,085

	Diversified Financials — 0.9%
295,457	Bank of America Corp., (Issued/exercisable 01/09/09, 1 Share for 1 Warrant, Expires 10/28/18, Strike Price $30.79)(b)	59,091
12,400	Capital One Financial Corp., (Issued/exercisable 11/14/08, 1 Share for 1 Warrant, Expires 11/14/18, Strike Price $42.07)(b)	354,640

		413,731

	Total Warrants (Cost $2,228,488)	1,220,816

Total Long-Term Investments — 89.0% (Cost $43,606,336)		39,453,424

MONEY MARKET FUND — 5.1%

2,241,393	Federated Treasury Obligations Fund, Institutional Shares, 0.170%(d)	2,241,393

	Total Money Market Fund (Cost $2,241,393)	2,241,393

Total Investments Before Investments Sold Short — 94.1% (Cost $45,847,729)		41,694,817

Shares		Fair Value
INVESTMENTS SOLD SHORT — (44.1)%

	Automobiles & Components — (0.9)%
(24,483)	Gentex Corp.	$(384,138)

	Banks — (1.1)%
(12,639)	Old National Bancorp	(154,068)
(21,200)	People’s United Financial, Inc.	(337,716)

		(491,784)

	Consumer Durables & Apparel — (2.9)%
(7,567)	Best Buy Co., Inc.	(245,472)
(2,159)	NIKE, Inc., Class B	(132,714)
(454)	Ralph Lauren Corp.	(43,702)
(4,821)	Under Armour, Inc., Class A(a)	(408,965)
(6,879)	VF Corp.(c)	(445,484)

		(1,276,337)

	Consumer Services — (2.4)%
(5,088)	Carnival Corp.	(268,494)
(1,104)	Cracker Barrel Old Country Store, Inc.	(168,548)
(1,742)	Darden Restaurants, Inc.	(115,495)
(1,483)	Dunkin’ Brands Group, Inc.	(69,953)
(3,985)	Las Vegas Sands Corp.	(205,945)
(3,730)	Starbucks Corp.	(222,681)

		(1,051,116)

	Diversified Financials — (1.0)%
(300)	FactSet Research Systems, Inc.	(45,459)
(5,600)	Financial Engines, Inc.	(176,008)
(1,200)	Franklin Resources, Inc.	(46,860)
(23,000)	LendingClub Corp.(a)	(190,900)

		(459,227)

	Energy — (4.2)%
(10,000)	Callon Petroleum Co.(a)	(88,500)
(8,000)	Exxon Mobil Corp.	(668,720)
(14,500)	Helmerich & Payne, Inc.	(851,440)
(13,000)	SandRidge Mississippian Trust I	(33,670)
(45,000)	SandRidge Permian Trust	(116,100)
(9,000)	Unit Corp.(a)	(79,290)

		(1,837,720)

	Exchange Traded Funds — (5.9)%
(4,957)	Consumer Staples Select Sector Standard and Poors Fund	(262,969)
(4,800)	Direxion Daily Financial Bear 3X Shares(a)	(203,904)
(25,223)	Direxion Daily Financial Bull 3X Shares(a)	(624,774)
(2,611)	Direxion Daily Small Cap Bull 3X Shares(a)	(151,438)
(8,500)	Energy Select Sector SPDR Fund	(526,320)
(1,483)	iShares Russell 2000 ETF	(164,048)
(13,238)	SPDR S&P Metals & Mining ETF	(271,247)
(2,066)	SPDR S&P500 ETF Trust	(424,687)

		(2,629,387)

	Food & Staples Retailing — (0.5)%
(2,030)	Kroger Co. (The)	(77,648)
(3,143)	Sysco Corp.	(146,872)

		(224,520)

	Food, Beverage & Tobacco — (2.0)%
(1,361)	Campbell Soup Co.	(86,818)
(5,062)	Dean Foods Co.	(87,674)
(8,343)	SABMiller PLC, ADR	(509,757)

Continued

Sterling Capital Long/Short Equity Fund
Schedule of Portfolio Investments — (continued)
March 31, 2016 (Unaudited)

Shares		Fair Value
INVESTMENTS SOLD SHORT — (continued)

	Food, Beverage & Tobacco — (continued)
(2,369)	Sanderson Farms, Inc.	$(213,636)

		(897,885)

	Health Care Equipment & Services — (2.9)%
(3,199)	Computer Programs & Systems, Inc.	(166,732)
(2,519)	Express Scripts Holding Co.(a)	(173,030)
(4,153)	MEDNAX, Inc.(a)	(268,367)
(3,439)	Neogen Corp.(a)	(173,154)
(15,384)	Select Medical Holdings Corp.	(181,685)
(1,386)	Stryker Corp.	(148,704)
(841)	Team Health Holdings, Inc.(a)	(35,162)
(2,088)	Veeva Systems, Inc., Class A(a)	(52,284)
(958)	Zimmer Biomet Holdings, Inc.	(102,152)

		(1,301,270)

	Household & Personal Products — (0.3)%
(1,135)	Kimberly-Clark Corp.	(152,669)

	Pharmaceuticals, Biotechnology & Life Sciences — (6.6)%
(2,538)	AbbVie, Inc.	(144,971)
(546)	ACADIA Pharmaceuticals, Inc.(a)	(15,266)
(2,768)	Agios Pharmaceuticals, Inc.(a)	(112,381)
(5,445)	AMAG Pharmaceuticals, Inc.(a)	(127,413)
(2,469)	Axovant Sciences, Ltd.(a)	(28,344)
(4,221)	Cambrex Corp.(a)	(185,724)
(2,128)	Celgene Corp.(a)	(212,992)
(2,685)	Cepheid(a)	(89,572)
(2,554)	Concordia Healthcare Corp.	(65,382)
(771)	Editas Medicine, Inc.(a)	(26,630)
(5,687)	Halozyme Therapeutics, Inc.(a)	(53,856)
(7,330)	ImmunoGen, Inc.(a)	(62,452)
(2,988)	Intrexon Corp.(a)	(101,263)
(867)	Jazz Pharmaceuticals PLC(a)	(113,187)
(828)	Juno Therapeutics, Inc.(a)	(31,539)
(405)	Kite Pharma, Inc.(a)	(18,594)
(10,278)	Luminex Corp.(a)	(199,393)
(3,264)	Mallinckrodt PLC(a)	(200,018)
(12,000)	Meda AB	(223,349)
(6,623)	NantKwest, Inc.(a)	(54,441)
(7,820)	Nektar Therapeutics(a)	(107,525)
(1,291)	Perrigo Co. PLC	(165,158)
(381)	Regeneron Pharmaceuticals, Inc.(a)	(137,328)
(4,538)	Sagent Pharmaceuticals, Inc.(a)	(55,226)
(2,578)	Spark Therapeutics, Inc.(a)	(76,077)
(1,212)	Vertex Pharmaceuticals, Inc.(a)	(96,342)
(618)	WaVe Life Sciences, Ltd.(a)	(8,578)
(4,773)	Zoetis, Inc.	(211,587)

		(2,924,588)

	Real Estate — (2.6)%
(26,250)	American Homes 4 Rent, Class A, REIT	(417,367)
(6,400)	Iron Mountain, Inc., REIT	(217,024)
(6,242)	LaSalle Hotel Properties, REIT	(157,985)
(2,373)	Omega Healthcare Investors, Inc., REIT	(83,767)
(4,265)	Pebblebrook Hotel Trust, REIT	(123,984)

Shares		Fair Value
INVESTMENTS SOLD SHORT — (continued)

	Real Estate — (continued)
(10,500)	Silver Bay Realty Trust Corp., REIT	$(155,925)

		(1,156,052)

	Retailing — (2.2)%
(2,942)	Foot Locker, Inc.	(189,759)
(2,281)	Netflix, Inc.(a)	(233,187)
(808)	Pool Corp.	(70,894)
(6,532)	Ross Stores, Inc.	(378,203)
(1,159)	TJX Cos., Inc. (The)	(90,808)

		(962,851)

	Semiconductors & Semiconductor Equipment — (2.0)%
(5,000)	Cavium, Inc.(a)	(305,800)
(10,000)	Texas Instruments, Inc.	(574,200)

		(880,000)

	Software & Services — (4.2)%
(5,000)	Akamai Technologies, Inc.(a)	(277,850)
(7,500)	Aspen Technology, Inc.(a)	(270,975)
(1,873)	Cimpress NV(a)	(169,862)
(5,836)	GrubHub, Inc.(a)	(146,659)
(5,000)	HubSpot, Inc.(a)	(218,100)
(1,000)	NetSuite, Inc.(a)	(68,490)
(10,000)	Nuance Communications, Inc.(a)	(186,900)
(10,200)	Western Union Co. (The)	(196,758)
(15,088)	Wix.com, Ltd.(a)	(305,834)

		(1,841,428)

	Technology Hardware & Equipment — (1.6)%
(5,000)	Arrow Electronics, Inc.(a)	(322,050)
(1,400)	F5 Networks, Inc.(a)	(148,190)
(18,472)	QLogic Corp.(a)	(248,264)

		(718,504)

	Transportation — (0.8)%
(8,558)	American Airlines Group, Inc.	(350,964)

Total Investments Sold Short — (44.1)% (Cost $(19,926,098))		(19,540,440)

Total Investments — 50.0% (Cost $25,921,631)		22,154,377
Net Other Assets (Liabilities) — 50.0%		22,169,092

NET ASSETS — 100.0%		$44,323,469

(a)	Represents non-income producing security.
(b)	Represents that all or a portion of the security was pledged as collateral in connection with short sales.

(c)	All or a portion of security was held as collateral for written call options.
(d)	Represents the current yield as of report date.

ADR — American Depositary Receipt

ETF — Exchange Traded Funds

REIT — Real Estate Investment Trust

See accompanying Notes to the Financial Statements.

Sterling Capital Behavioral International Equity Fund
Schedule of Portfolio Investments
March 31, 2016 (Unaudited)

Shares		Fair Value
COMMON STOCKS — 95.9%

	Australia — 7.1%
16,225	Bank of Queensland, Ltd.	$150,739
18,500	BHP Billiton PLC	207,994
8,300	Challenger Ltd/Australia	53,380
32,650	Dexus Property Group, REIT	198,721
3,225	Macquarie Group, Ltd.	163,382
59,506	Qantas Airways, Ltd.	185,649
11,650	Westpac Banking Corp.	271,034
13,600	WorleyParsons, Ltd.	56,087

		1,286,986

	China — 0.5%
120,300	Yangzijiang Shipbuilding Holdings, Ltd.	87,468

	Denmark — 1.1%
2,800	Vestas Wind Systems A/S	197,541

	Finland — 1.0%
75	Nokian Renkaat OYJ	2,647
9,900	UPM-Kymmene OYJ	179,342

		181,989

	France — 11.0%
2,100	Atos SE	171,047
4,375	BNP Paribas SA	220,191
3,500	Casino Guichard Perrachon SA	200,646
12,600	Credit Agricole SA	136,465
3,050	Danone	216,947
100	Orange SA	1,752
9,550	Peugeot SA(a)	163,657
1,925	Renault SA	191,271
1,625	Sanofi	131,027
3,100	SCOR SE	110,058
3,037	Technip SA	168,332
175	Valeo SA	27,241
3,350	Vinci SA	249,570

		1,988,204

	Germany — 6.9%
1,600	Allianz SE	260,261
600	Continental AG	136,548
11,125	Deutsche Lufthansa AG(a)	179,823
1,152	Deutsche Telekom AG	20,679
20,125	E.ON SE	193,233
2,200	Fraport AG Frankfurt Airport Services Worldwide	133,455
1	Hannover Rueck SE	116
1,150	Henkel AG & Co. KGaA	113,023
975	Muenchener Rueckversicherungs AG	198,315
4	ProSiebenSat.1 Media AG	206

		1,235,659

	Hong Kong — 4.8%
12,150	CK Hutchison Holdings, Ltd.	157,722
129,750	HKT Trust & HKT, Ltd.	178,634
114,625	Sino Land Co., Ltd.	181,453
285,300	WH Group, Ltd.(a)(b)	206,692
41,275	Yue Yuen Industrial Holdings, Ltd.	141,798

		866,299

	Ireland — 1.0%
3,325	Shire PLC	189,063

Shares		Fair Value
COMMON STOCKS — (continued)

	Israel — 2.6%
36,275	Bezeq The Israeli Telecommunication Corp., Ltd.	$81,845
1,175	Taro Pharmaceutical Industries, Ltd.(a)	168,319
3,900	Teva Pharmaceutical Industries, Ltd.	210,457

		460,621

	Italy — 4.3%
16,125	Intesa Sanpaolo SpA	44,661
60,750	Intesa Sanpaolo SpA, Savings Shares	158,026
7,825	Prysmian SpA	177,280
32,275	Snam Rete Gas SpA	202,176
34,600	Terna Rete Elettrica Nazionale SPA	197,448

		779,591

	Japan — 24.3%
5,300	Alps Electric Co., Ltd.	92,395
48,000	Aozora Bank, Ltd.	167,613
300	Central Japan Railway Co.	53,059
9,400	Daiichi Sankyo Co., Ltd.	209,014
4,900	Fuji Heavy Industries, Ltd.	173,064
5,100	Hitachi Construction Machinery Co., Ltd.	81,024
2,400	Hitachi Metals, Ltd.	24,758
3,100	Hoya Corp.	117,918
9,700	Iida Group Holdings Co., Ltd.	189,182
17,000	ITOCHU Corp.	209,356
9,200	KDDI Corp.	245,726
15,900	Konica Minolta, Inc.	135,061
13,800	Kuraray Co., Ltd.	168,722
300	Lawson, Inc.	25,110
7,500	LIXIL Group Corp.	152,939
31,600	Mitsubishi Chemical Holdings Corp.	164,956
31,000	Mitsubishi Gas Chemical Co., Inc.	166,920
47,000	Mitsubishi Materials Corp.	132,800
8,700	Mitsubishi Tanabe Pharma Corp.	151,281
39,000	Mitsui Chemicals, Inc.	129,948
4,100	Mixi, Inc.	152,277
117,800	Mizuho Financial Group, Inc.	175,949
10,900	Nexon Co., Ltd.	185,855
5,500	Nippon Telegraph & Telephone Corp.	236,919
16,000	Sumitomo Corp.	159,012
11,000	Sumitomo Rubber Industries, Ltd.	169,968
50,000	Teijin, Ltd.	174,153
11,000	TonenGeneral Sekiyu KK	99,498
4,300	Toyota Motor Corp.	227,408

		4,371,885

	Netherlands — 2.0%
3,850	AerCap Holdings NV(a)	149,226
2,375	Heineken Holding NV	185,339
550	Randstad Holding NV	30,485

		365,050

	Singapore — 1.1%
78,300	Wilmar International, Ltd.	195,191

	Spain — 1.2%
2,532	Banco Bilbao Vizcaya Argentaria SA	16,834
764	Caixabank SA(a)	2,259
8,300	Endesa SA	159,330
425	Red Electrica Corp. SA	36,899

		215,322

Continued

Sterling Capital Behavioral International Equity Fund
Schedule of Portfolio Investments — (continued)
March 31, 2016 (Unaudited)

Shares		Fair Value
COMMON STOCKS — (continued)

	Sweden — 4.3%
5,350	Nordea Bank AB	$51,403
7,725	Skanska AB, Class B	176,324
6,175	Svenska Cellulosa AB, Class B	192,972
8,600	Swedbank AB, Class A	185,279
4,700	Swedish Match AB	159,557

		765,535

	Switzerland — 7.0%
4,275	Aryzta AG	177,082
1,050	Lonza Group AG	177,666
2,675	Pargesa Holding SA	170,395
1,400	Roche Holding AG	344,631
2,275	Swiss Re AG	210,335
750	Zurich Insurance Group AG	174,172

		1,254,281

	United Kingdom — 15.7%
1,350	Admiral Group PLC	38,449
3,700	Berkeley Group Holdings PLC	171,008
12,650	British Sky Broadcasting Group PLC	186,045
1,975	Carnival PLC	106,429
30,546	Direct Line Insurance Group PLC	162,412
46,800	HSBC Holdings PLC	291,651
4,650	Imperial Brands PLC	257,992
35,875	Intu Properties PLC, REIT	161,274
25,850	Marks & Spencer Group PLC	150,810
6,950	National Grid PLC	98,541
5,825	Persimmon PLC	174,434
13,775	Petrofac, Ltd.	182,213
7,550	RELX PLC	140,317
18,750	Royal Mail PLC	129,451
22,100	Subsea 7 SA(a)	167,325
8,400	William Hill PLC	39,451
59,600	Wm Morrison Supermarkets PLC	170,088
8,550	WPP PLC	199,794

		2,827,684

	Total Common Stocks (Cost $17,331,552)	17,268,369

EXCHANGE TRADED FUND — 2.4%

	United States — 2.4%
7,500	iShares MSCI EAFE ETF	428,475

	Total Exchange Traded Fund (Cost $431,250)	428,475

Shares		Fair Value
MONEY MARKET FUND — 1.0%

	United States — 1.0%
172,371	Federated Treasury Obligations Fund, Institutional Shares, 0.170%(c)	$172,371

	Total Money Market Fund (Cost $172,371)	172,371

Total Investments — 99.3% (Cost $17,935,173)		17,869,215
Net Other Assets (Liabilities) — 0.7%		132,140

NET ASSETS — 100.0%		$18,001,355

(a)	Represents non-income producing security.
(b)

Rule 144A, Section 4(2) or other security that is restricted as to resale to qualified institutional investors. The Investment Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.

(c)	Represents the current yield as of report date.

ETF — Exchange Traded Fund

MSCI — Morgan Stanley Capital International

REIT — Real Estate Investment Trust

Percentage
Industry	of net assets
Automobiles & Components	6.1%
Banks	13.9%
Capital Goods	10.0%
Commercial & Professional Services	0.2%
Consumer Durables & Apparel	3.8%
Consumer Services	0.8%
Diversified Financials	1.2%
Energy	3.7%
Exchange Traded Fund	2.4%
Food & Staples Retailing	3.3%
Food, Beverage & Tobacco	7.8%
Household & Personal Products	0.6%
Insurance	2.9%
Materials	7.5%
Media	2.9%
Money Market Fund	1.0%
Pharmaceuticals, Biotechnology & Life Sciences	8.8%
Real Estate	4.0%
Retailing	0.8%
Software & Services	2.8%
Technology Hardware & Equipment	1.9%
Telecommunication Services	4.2%
Transportation	3.8%
Utilities	4.9%

99.3%

See accompanying Notes to the Financial Statements.

Sterling Capital Ultra Short Bond Fund
Schedule of Portfolio Investments
March 31, 2016 (Unaudited)

Principal Amount		Fair Value
ASSET BACKED SECURITIES — 19.7%

$418,877	AmeriCredit Automobile Receivables Trust, Series 2012-4, Class C, 1.930%, 8/8/18	$419,471
380,000	AmeriCredit Automobile Receivables Trust, Series 2013-5, Class C, 2.290%, 11/8/19	382,001
400,000	Avis Budget Rental Car Funding AESOP, LLC, Series 2011-3A, Class A, 3.410%, 11/20/17(a)	403,014
365,000	Avis Budget Rental Car Funding AESOP, LLC, Series 2012-2A, Class A, 2.802%, 5/20/18(a)	367,949
600,000	Avis Budget Rental Car Funding AESOP, LLC, Series 2013-1A, Class A, 1.920%, 9/20/19(a)	594,612
140,000	Capital Auto Receivables Asset Trust, Series 2013-3, Class B, 2.320%, 7/20/18	140,654
445,000	Capital Auto Receivables Asset Trust, Series 2014-1, Class A4, 1.690%, 10/22/18	446,099
450,000	Capital Auto Receivables Asset Trust, Series 2013-1, Class C, 1.740%, 10/22/18	450,129
147,728	CarMax Auto Owner Trust, Series 2013-4, Class A3, 0.800%, 7/16/18	147,592
396,767	CarMax Auto Owner Trust, Series 2014-1, Class A3, 0.790%, 10/15/18	396,164
280,000	CarMax Auto Owner Trust, Series 2013-3, Class C, 2.150%, 5/15/19	281,821
500,000	Citibank Credit Card Issuance Trust, Series 2013-A3, Class A3, 1.110%, 7/23/18	500,533
235,975	Enterprise Fleet Financing, LLC, Series 2014-1, Class A2, 0.870%, 9/20/19(a)	235,263
316,239	Enterprise Fleet Financing, LLC, Series 2014-2, Class A2, 1.050%, 3/20/20(a)	314,927
300,000	Enterprise Fleet Financing, LLC, Series 2015-2, Class A2, 1.590%, 2/22/21(a)	299,438
475,816	Fifth Third Auto Trust, Series 2014-2, Class A3, 0.890%, 11/15/18	475,458
355,153	First Franklin Mortgage Loan Trust 2006-FF1, Series 2006-FF1, Class 2A3, 0.673%, 1/25/36(b)	349,559
500,000	Hertz Vehicle Financing, LLC, Series 2011-1A, Class A2, 3.290%, 3/25/18(a)	505,937
420,000	Hyundai Auto Receivables Trust, Series 2012-C, Class B, 1.060%, 6/15/18	418,975
10,506	Mastr Asset Backed Securities Trust, Series 2006-NC1, Class A3, 0.623%, 1/25/36(b)	10,480
68,353	Option One Mortgage Loan Trust, Asset-Backed Certificates, Series 2005-4, Class A3, 0.693%, 11/25/35(b)	67,845
66,233	Park Place Securities, Inc. Pass Through Certificates, Series 2005-WHQ1, Class M2, 1.183%, 3/25/35(b)	65,986
501,381	RAMP Trust, Series 2005-RZ4, Class A3, 0.833%, 11/25/35(b)	497,173
459,452	RASC Series 2006-EMX1 Trust, Series 2006-EMX1, Class A3, 0.753%, 1/25/36(b)	453,986
418,818	Santander Drive Auto Receivables Trust, Series 2014-1, Class B, 1.590%, 10/15/18	418,948
325,000	Santander Drive Auto Receivables Trust, Series 2014-2, Class B, 1.620%, 2/15/19	325,108
350,000	Santander Drive Auto Receivables Trust, Series 2014-5, Class C, 2.460%, 6/15/20	352,138

	Total Asset Backed Securities (Cost $9,333,406)	9,321,260

Principal Amount		Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS — 0.2%

$ 53,725	Fannie Mae, Series 2009-114, Class AC, 2.500%, 12/25/23	$54,068
22,109	Fannie Mae, Series 2006-90, Class BE, 6.000%, 4/25/35	22,223
30,542	Morgan Stanley Mortgage Loan Trust, Series 2005-5AR, Class 1A3, 0.703%, 9/25/35(b)	30,439

	Total Collateralized Mortgage Obligations (Cost $107,378)	106,730

COMMERCIAL MORTGAGE-BACKED SECURITIES — 24.0%

540,000	Banc of America Commercial Mortgage Trust, Series 2006-4, Class AM, 5.675%, 7/10/46	541,845
233,407	Banc of America Commercial Mortgage Trust, Series 2006-5, Class A4, 5.414%, 9/10/47	234,876
22,893	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-1, Class AJ, 5.339%, 11/10/42(b)	22,867
201,672	Bear Stearns Commercial Mortgage Securities Trust, Series 2006-T22, Class AJ, 5.728%, 4/12/38(b)	201,588
250,000	Bear Stearns Commercial Mortgage Securities Trust, Series 2007-T28, Class AM, 5.835%, 9/11/42(b)	262,824
220,000	Bear Stearns Commercial Mortgage Securities Trust 2006-PWR14, Series 2006-PW14, Class AM, 5.243%, 12/11/38	222,614
420,000	Citigroup Commercial Mortgage Trust, Series 2007-C6, Class A4, 5.705%, 12/10/49(b)	432,966
96,848	COMM Mortgage Trust, Series 2006-C7, Class A4, 5.844%, 6/10/46(b)	96,744
400,000	COMM Mortgage Trust, Series 2006-C8, Class AM, 5.347%, 12/10/46	405,910
410,821	COMM Mortgage Trust, Series 2007-C9, Class A4, 5.813%, 12/10/49(b)	426,641
557,610	Commercial Mortgage Trust, Series 2007-GG9, Class A4, 5.444%, 3/10/39	569,051
435,530	Credit Suisse Commercial Mortgage Trust Series 2007-C3, Series 2007-C3, Class A4, 5.699%, 6/15/39(b)	445,359
141,776	GS Mortgage Securities Corp. II, Series 2006-GG8, Class A4, 5.560%, 11/10/39	142,628
441,822	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-CB20, Class A4, 5.794%, 2/12/51(b)	459,021
302,821	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-CB15, Class A4, 5.814%, 6/12/43(b)	302,614
500,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-CB16, Class AM, 5.593%, 5/12/45	502,769
356,713	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-CB18, Class A4, 5.440%, 6/12/47	362,967
450,579	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LDPX, Class A3, 5.420%, 1/15/49	459,810
4,135	LB-UBS Commercial Mortgage Trust, Series 2004-C1, Class A4, 4.568%, 1/15/31	4,147
349,052	LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class A3, 5.866%, 9/15/45(b)	367,075

Continued

Sterling Capital Ultra Short Bond Fund
Schedule of Portfolio Investments — (continued)
March 31, 2016 (Unaudited)

Principal Amount		Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (continued)

$415,000	LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class AM, 6.153%, 9/15/45(b)	$428,009
450,000	Merrill Lynch Mortgage Trust, Series 2008-C1, Class AM, 6.267%, 2/12/51(b)	478,638
448,625	ML-CFC Commercial Mortgage Trust, Series 2007-8, Class A3, 5.864%, 8/12/49(b)	464,907
180,453	ML-CFC Commercial Mortgage Trust, Series 2007-7, Class A4, 5.737%, 6/12/50(b)	186,349
115,978	Morgan Stanley Capital I Trust, Series 2006-T23, Class A4, 5.891%, 8/12/41(b)	116,199
112,105	Morgan Stanley Capital I Trust, Series 2006-HQ10, Class A4, 5.328%, 11/12/41	112,615
420,000	Morgan Stanley Capital I Trust, Series 2006-HQ10, Class AM, 5.360%, 11/12/41	424,653
450,000	Morgan Stanley Capital I Trust, Series 2007-T27, Class AM, 5.645%, 6/11/42(b)	466,428
360,000	Morgan Stanley Capital I Trust, Series 2008-T29, Class AM, 6.268%, 1/11/43(b)	382,232
500,000	Morgan Stanley Capital I Trust, Series 2006-HQ9, Class AM, 5.773%, 7/12/44(b)	503,213
413,629	Morgan Stanley Capital I Trust, Series 2007-IQ15, Class A4, 5.918%, 6/11/49(b)	428,951
444,689	Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A4, 5.572%, 10/15/48	448,380
446,126	Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A4, 5.308%, 11/15/48	449,988

	Total Commercial Mortgage-Backed Securities (Cost $11,691,071)	11,354,878

CORPORATE BONDS — 51.9%

	Automobiles & Components — 2.0%
425,000	Ford Motor Credit Co., LLC, 1.260%, 3/27/17(b)	422,985
250,000	General Motors Financial Co., Inc., 2.750%, 5/15/16	250,451
250,000	Nissan Motor Acceptance Corp., 1.800%, 3/15/18(a)	250,296

		923,732

	Banks — 14.0%
200,000	Abbey National Treasury Services PLC, GMTN, 1.475%, 8/24/18(b)	198,496
450,000	ABN AMRO Bank NV, 1.421%, 10/28/16(a)(b)	450,772
225,000	Bank of Nova Scotia (The), 1.375%, 12/18/17	224,845
250,000	Bank of Tokyo-Mitsubishi UFJ, Ltd. (The), 1.700%, 3/5/18(a)	248,650
250,000	BNP Paribas SA, MTN, 1.375%, 3/17/17	250,287
370,000	Citigroup, Inc., 1.700%, 7/25/16	370,614
250,000	Compass Bank, BKNT, 1.850%, 9/29/17	250,333
300,000	Credit Suisse, GMTN, 1.125%, 5/26/17(b)	299,166
185,000	Fifth Third Bancorp, 1.043%, 12/20/16(b)	184,359
220,000	Huntington National Bank (The), BKNT, 1.300%, 11/20/16	220,009
425,000	JPMorgan Chase & Co., MTN, 1.350%, 2/15/17	425,935
250,000	KeyBank NA, BKNT, 1.650%, 2/1/18	250,154
223,000	Macquarie Bank, Ltd., 5.000%, 2/22/17(a)	230,052

Principal Amount		Fair Value
CORPORATE BONDS — (continued)

	Banks — (continued)
$300,000	Manufacturers & Traders Trust Co., BKNT, 1.250%, 1/30/17	$300,082
305,000	MUFG Union Bank NA, BKNT, 5.950%, 5/11/16	306,599
425,000	PNC Funding Corp., 2.700%, 9/19/16	427,936
250,000	Raymond James Financial, Inc., 4.250%, 4/15/16	250,235
275,000	Royal Bank of Canada, GMTN, 1.450%, 9/9/16	275,754
300,000	Royal Bank of Scotland Group PLC, 1.875%, 3/31/17	299,406
250,000	SunTrust Bank, BKNT, 1.350%, 2/15/17	250,170
250,000	Svenska Handelsbanken AB, 3.125%, 7/12/16	251,560
250,000	UBS, GMTN, 1.375%, 8/14/17	249,414
400,000	US Bancorp, MTN, 1.650%, 5/15/17	402,100

		6,616,928

	Capital Goods — 1.0%
225,000	Penske Truck Leasing Co. LP / PTL Finance Corp., 3.375%, 3/15/18(a)	229,651
250,000	Textron, Inc., 4.625%, 9/21/16	253,740

		483,391

	Commercial & Professional Services — 0.6%
275,000	Republic Services, Inc., 3.800%, 5/15/18	286,749

	Consumer Durables & Apparel — 0.4%
200,000	D.R. Horton, Inc., 6.500%, 4/15/16	200,000

	Consumer Services — 1.3%
300,000	ERAC USA Finance, LLC, 1.400%, 4/15/16(a)	300,050
300,000	Hyundai Capital America, 1.875%, 8/9/16(a)	300,550

		600,600

	Containers & Packaging — 0.4%
200,000	Ecolab, Inc., 3.000%, 12/8/16	202,431

	Diversified Financials — 7.4%
250,000	AIG Global Funding, 1.650%, 12/15/17(a)	249,645
175,000	Ally Financial, Inc., 2.750%, 1/30/17	174,125
325,000	American Express Co., 1.208%, 5/22/18(b)	322,850
300,000	Capital One Bank USA NA, BKNT, 1.150%, 11/21/16	300,026
445,000	Countrywide Financial Corp., 6.250%, 5/15/16	447,526
250,000	Eksportfinans ASA, 2.375%, 5/25/16	250,193
250,000	HSBC Bank USA NA, BKNT, 6.000%, 8/9/17	263,103
300,000	Macquarie Group, Ltd., 1.616%, 1/31/17(a)(b)	299,949
500,000	Morgan Stanley, 1.369%, 1/5/18(b)	498,279
419,000	Murray Street Investment Trust I, STEP, 4.647%, 3/9/17	430,774
250,000	Principal Life Global Funding II, 1.125%, 2/24/17(a)	250,082

		3,486,552

	Energy — 1.7%
250,000	Magellan Midstream Partners LP, 5.650%, 10/15/16	255,501
245,000	Total Capital International SA, 1.550%, 6/28/17	245,965
300,000	Transcontinental Gas Pipe Line Co., LLC, 6.400%, 4/15/16	300,051

		801,517

	Food, Beverage & Tobacco — 3.0%
225,000	Cargill, Inc., 1.900%, 3/1/17(a)	226,844
250,000	Kraft Foods Group, Inc., 2.250%, 6/5/17	252,405

Continued

Sterling Capital Ultra Short Bond Fund
Schedule of Portfolio Investments — (continued)
March 31, 2016 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS — (continued)

	Food, Beverage & Tobacco — (continued)
$250,000	Kraft Heinz Foods Co., 2.000%, 7/2/18(a)	$252,313
200,000	PepsiCo, Inc., 2.500%, 5/10/16	200,422
250,000	Reynolds American, Inc., 3.500%, 8/4/16	251,561
250,000	SABMiller Holdings, Inc., 2.450%, 1/15/17(a)	252,293

		1,435,838

	Health Care Equipment & Services — 0.9%
296,000	Becton Dickinson and Co., 1.750%, 11/8/16	296,985
130,000	DENTSPLY International, Inc., 2.750%, 8/15/16	130,715

		427,700

	Health Care Providers & Services — 1.7%
415,000	Actavis Funding SCS, 1.712%, 3/12/18(b)	417,283
375,000	Zimmer Holdings, Inc., 1.450%, 4/1/17	374,875

		792,158

	Insurance — 5.7%
200,000	International Lease Finance Corp., 5.750%, 5/15/16	200,500
250,000	Jackson National Life Global Funding, 1.250%, 2/21/17(a)	250,294
250,000	Liberty Mutual Group, Inc., 6.700%, 8/15/16(a)	254,847
400,000	Metropolitan Life Global Funding I, 1.300%, 4/10/17(a)	400,614
300,000	Pricoa Global Funding I, 1.150%, 11/25/16(a)	300,090
300,000	Reinsurance Group of America, Inc., 5.625%, 3/15/17	311,176
250,000	Sirius International Group, Ltd., 6.375%, 3/20/17(a)	256,438
275,000	Symetra Financial Corp., 6.125%, 4/1/16(a)	275,000
425,000	Wells Fargo & Co., MTN, 1.250%, 7/20/16	425,754

		2,674,713

	Materials — 1.1%
250,000	Glencore Funding, LLC, 1.700%, 5/27/16(a)	249,119
250,000	Rio Tinto Finance USA PLC, 1.375%, 6/17/16	249,875
		498,994
	Media — 1.2%
300,000	Omnicom Group, Inc., 5.900%, 4/15/16	300,404
250,000	Viacom, Inc., 6.250%, 4/30/16	250,952

		551,356

	Pharmaceuticals, Biotechnology & Life Sciences — 0.5%
240,000	Amgen, Inc., 1.250%, 5/22/17	240,472

	Real Estate — 4.5%
250,000	Essex Portfolio LP, REIT, 5.500%, 3/15/17	259,022
250,000	Highwoods Realty LP, REIT, 5.850%, 3/15/17	258,900
128,000	National Retail Properties, Inc., REIT, 6.875%, 10/15/17	137,342
175,000	Realogy Group, LLC/Sunshine Group Florida, Ltd. (The), 3.375%, 5/1/16(a)	174,781
300,000	Simon Property Group LP, REIT, 2.800%, 1/30/17	303,019
250,000	Ventas Realty LP, REIT, 1.250%, 4/17/17	248,960
155,000	Vereit Operating Partnership LP, REIT, 2.000%, 2/6/17	153,450
250,000	WEA Finance, LLC/Westfield UK & Europe Finance PLC, 1.750%, 9/15/17(a)	249,049

Principal Amount		Fair Value
CORPORATE BONDS — (continued)

	Real Estate — (continued)
$350,000	Welltower, Inc., REIT, 6.200%, 6/1/16	$352,747

		2,137,270

	Technology Hardware & Equipment — 0.3%
150,000	Apple, Inc., 1.300%, 2/23/18	151,163

	Telecommunication Services — 1.0%
225,000	AT&T, Inc., 1.400%, 12/1/17	225,109
241,000	Verizon Communications, Inc., 2.500%, 9/15/16	242,856

		467,965

	Transportation — 1.0%
250,000	Kansas City Southern, 1.321%, 10/28/16(a)(b)	247,956
224,000	Ryder System, Inc., MTN, 2.500%, 3/1/17	226,193

		474,149

	Utilities — 2.2%
215,000	Dominion Gas Holdings, LLC, 1.050%, 11/1/16	215,054
250,000	PSEG Power, LLC, 2.750%, 9/15/16	251,998
250,000	Sempra Energy, 6.500%, 6/1/16	251,953
325,000	Southern Co. (The), 1.950%, 9/1/16	326,535

		1,045,540

	Total Corporate Bonds (Cost $24,502,551)	24,499,218

MUNICIPAL BONDS — 2.2%

	California — 0.4%
200,000	Municipal Improvement Corp. of Los Angeles, Taxable Series A Advance Refunding Revenue, 1.924%, 11/1/17	202,260

	Illinois — 0.5%
250,000	State of Illinois, Public Improvements G.O., Series A (AGM), 5.000%, 6/1/17	261,007

	New Jersey — 0.9%
210,000	New Jersey Economic Development Authority, Pension Funding Revenue, Series B (NATL), OID, 0.000%, 2/15/17	207,281
200,000	New Jersey Economic Development Authority, Taxable, School Facilities Construction, Series Q, Refunding Revenue, 1.096%, 6/15/16	200,014

		407,295

	Puerto Rico — 0.4%
175,000	Puerto Rico Municipal Finance Agency, Public Improvements, G.O., Series A, Callable 1/11/16 @ 100 (AGM, Government GTD), 5.250%, 8/1/18	175,607

	Total Municipal Bonds (Cost $1,039,598)	1,046,169

Continued

Sterling Capital Ultra Short Bond Fund
Schedule of Portfolio Investments — (continued)
March 31, 2016 (Unaudited)

Shares		Fair Value
MONEY MARKET FUND — 2.4%

1,117,653	Federated Treasury Obligations Fund, Institutional Shares, 0.170%(c)	$1,117,653

	Total Money Market Fund (Cost $1,117,653)	1,117,653

Total Investments — 100.4% (Cost $47,791,657)		47,445,908
Net Other Assets (Liabilities) — (0.4)%		(176,616)

NET ASSETS — 100.0%		$47,269,292

(a)

Rule 144A, Section 4(2) or other security that is restricted as to resale to qualified institutional investors. The Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.

(b)

The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of March 31, 2016. The maturity date reflected is the final maturity date.

(c)	Represents the current yield as of report date.

AGM — Assured Guaranty Municipal Corp.

BKNT — Bank Note

G.O. — General Obligation

GMTN — Global Medium Term Note

GTD — Guaranteed

MTN — Medium Term Note

NATL — National Public Finance Guarantee Corp.

OID — Original Issue Discount

REIT — Real Estate Investment Trust

STEP — Step Coupon Bond

See accompanying Notes to the Financial Statements.

Sterling Capital Short Duration Bond Fund
Schedule of Portfolio Investments
March 31, 2016 (Unaudited)

Principal Amount		Fair Value
ASSET BACKED SECURITIES — 15.3%

$ 400,000	AmeriCredit Automobile Receivables, Series 2015-4, Class B, 2.110%, 1/8/21	$401,959
12,403	AmeriCredit Automobile Receivables Trust, Series 2012-1, Class C, 2.670%, 1/8/18	12,406
680,000	AmeriCredit Automobile Receivables Trust, Series 2014-1, Class B, 1.680%, 7/8/19	679,565
1,250,000	Avis Budget Rental Car Funding AESOP, LLC, Series 2012-3A, Class A, 2.100%, 3/20/19(a)	1,247,466
930,000	Avis Budget Rental Car Funding AESOP, LLC, Series 2013-1A, Class A, 1.920%, 9/20/19(a)	921,648
1,000,000	Capital Auto Receivables Asset Trust, Series 2013-4, Class B, 2.060%, 10/22/18	1,002,727
650,000	Capital Auto Receivables Asset Trust, Series 2015-3, Class B, 2.430%, 9/21/20	648,103
569,231	Enterprise Fleet Financing, LLC, Series 2014-2, Class A2, 1.050%, 3/20/20(a)	566,869
1,200,000	Enterprise Fleet Financing, LLC, Series 2015-2, Class A3, 2.090%, 2/22/21(a)	1,196,154
631,384	First Franklin Mortgage Loan Trust, Series 2006-FF1, Class 2A3, 0.673%, 1/25/36(b)	621,439
500,000	Ford Credit Auto Owner Trust, Series 2012-D, Class B, 1.010%, 5/15/18	498,141
291,667	Hertz Vehicle Financing, LLC, Series 2013-1A, Class A1, 1.120%, 8/25/17(a)	291,590
500,000	Hertz Vehicle Financing, LLC, Series 2013-1A, Class A2, 1.830%, 8/25/19(a)	494,754
950,000	Hyundai Auto Receivables Trust, Series 2013-B, Class B, 1.450%, 2/15/19	950,497
15,408	Mastr Asset Backed Securities Trust, Series 2006-NC1, Class A3, 0.623%, 1/25/36(b)	15,371
55,303	Option One Mortgage Loan Trust, Asset-Backed Certificates, Series 2005-4, Class A3, 0.693%, 11/25/35(b)	54,892
102,360	Park Place Securities, Inc. Pass Through Certificates, Series 2005-WHQ1, Class M2, 1.183%, 3/25/35(b)	101,978
804,041	RASC Series 2006-EMX1 Trust, Series 2006-EMX1, Class A3, 0.753%, 1/25/36(b)	794,476
533,042	Santander Drive Auto Receivables Trust, Series 2014-1, Class B, 1.590%, 10/15/18	533,207
337,000	Santander Drive Auto Receivables Trust, Series 2013-5, Class C, 2.250%, 6/17/19	337,872
1,000,000	Santander Drive Auto Receivables Trust, Series 2015-1, Class B, 1.970%, 11/15/19	998,661
500,000	Santander Drive Auto Receivables Trust, Series 2015-4, Class B, 2.260%, 6/15/20	503,249

	Total Asset Backed Securities (Cost $12,905,062)	12,873,024

COLLATERALIZED MORTGAGE OBLIGATIONS — 1.6%

137,100	Countrywide Alternative Loan Trust, Series 2004-22CB, Class 1A1, 6.000%, 10/25/34	137,399
141,782	Fannie Mae, Series 2003-66, Class PA, 3.500%, 2/25/33	145,663
55,892	Fannie Mae, Series 2005-67, Class HG, 5.500%, 1/25/35	59,273
87,569	Fannie Mae, Series 2009-100, Class PA, 4.500%, 4/25/39	90,719
100,269	Freddie Mac, Series 2770, Class UE, 4.500%, 3/15/19	103,760

Principal Amount		Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS — (continued)

$645,417	Ginnie Mae, Series 2013-165, Class PB, 3.000%, 3/20/41	$659,177
62,881	PHHMC Trust, Series 2007-6, Class A1, 5.397%, 12/18/37(b)	62,236
60,710	Wells Fargo Mortgage Backed Securities Trust, Series 2007-16, Class 1A1, 6.000%, 12/28/37	62,652

	Total Collateralized Mortgage Obligations (Cost $1,324,490)	1,320,879

COMMERCIAL MORTGAGE-BACKED SECURITIES — 17.5%

288,930	Banc of America Commercial Mortgage Trust, Series 2006-3, Class A4, 5.889%, 7/10/44(b)	288,952
616,559	Banc of America Commercial Mortgage Trust, Series 2007-5, Class A4, 5.492%, 2/10/51	637,446
60,885	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-1, Class AJ, 5.339%, 11/10/42(b)	60,817
30,394	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-3, Class AM, 4.727%, 7/10/43	30,260
673,010	BCAP, LLC Trust, Series 2013-RR4, Class A4A2, 2.000%, 2/13/51(a)	668,841
219,679	Bear Stearns Commercial Mortgage Securities Trust, Series 2007-T26, Class A4, 5.471%, 1/12/45(b)	224,875
740,000	Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW18, Class A4, 5.700%, 6/11/50	767,216
365,471	CD Commercial Mortgage Trust, Series 2007-CD4, Class A4, 5.322%, 12/11/49	372,599
120,000	Citigroup Commercial Mortgage Trust, Series 2007-C6, Class A4, 5.705%, 12/10/49(b)	123,704
655,000	COMM Mortgage Trust, Series 2006-C8, Class AM, 5.347%, 12/10/46	664,678
744,042	COMM Mortgage Trust, Series 2007-C9, Class A4, 5.813%, 12/10/49(b)	772,694
787,560	Commercial Mortgage Trust, Series 2007-GG9, Class A4, 5.444%, 3/10/39	803,720
798,472	Credit Suisse Commercial Mortgage Trust, Series 2007-C3, Class A4, 5.699%, 6/1/39(b)	816,492
575,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class A2, 3.046%, 4/1/47	595,769
306,305	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-CB16, Class A4, 5.552%, 5/12/45	307,286
600,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-CB16, Class AM, 5.593%, 5/12/45	603,323
396,843	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-CB18, Class A4, 5.440%, 6/12/47	403,801
850,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-C20, Class A2, 2.872%, 7/1/47	877,079
166,714	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LDPX, Class A3, 5.420%, 1/15/49	170,130
578,228	ML-CFC Commercial Mortgage Trust, Series 2007-8, Class A3, 5.864%, 8/12/49(b)	599,213

Continued

Sterling Capital Short Duration Bond Fund
Schedule of Portfolio Investments — (continued)
March 31, 2016 (Unaudited)

Principal Amount		Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (continued)

$ 315,793	ML-CFC Commercial Mortgage Trust, Series 2007-7, Class A4, 5.737%, 6/12/50(b)	$326,111
800,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C17, Class A2, 3.119%, 8/1/47	832,855
175,015	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C8, Class A2, 1.689%, 12/15/48	175,188
253,494	Morgan Stanley Capital I Trust, Series 2006-T23, Class A4, 5.891%, 8/12/41(b)	253,977
530,000	Morgan Stanley Capital I Trust, Series 2006-HQ10, Class AM, 5.360%, 11/12/41	535,872
640,000	Morgan Stanley Capital I Trust, Series 2008-T29, Class AM, 6.268%, 1/1/43(b)	679,523
654,857	Morgan Stanley Capital I Trust, Series 2008-T29, Class A4, 6.268%, 1/11/43(b)	694,425
394,000	Morgan Stanley Capital I Trust, Series 2006-HQ9, Class AM, 5.773%, 7/12/44(b)	396,532
196,218	Wachovia Bank Commercial Mortgage Trust, Series 2006-C27, Class A3, 5.765%, 7/15/45(b)	195,915
310,444	Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A4, 5.572%, 10/15/48	313,020
500,000	WFRBS Commercial Mortgage Trust, Series 2011-C3, Class A3, 3.998%, 3/15/44(a)	523,004

	Total Commercial Mortgage-Backed Securities (Cost $15,317,244)	14,715,317

CORPORATE BONDS — 57.0%

	Automobiles & Components — 2.2%
535,000	Daimler Finance North America, LLC, 2.375%, 8/1/18(a)	543,621
400,000	General Motors Financial Co., Inc., 2.400%, 4/10/18	399,910
400,000	Hyundai Capital America, 2.500%, 3/18/19(a)	403,112
500,000	Nissan Motor Acceptance Corp., 2.550%, 3/8/21(a)	506,532

		1,853,175

	Banks — 14.2%
425,000	Abbey National Treasury Services PLC, GMTN, 2.000%, 8/24/18	427,405
450,000	Athene Global Funding, 2.875%, 10/23/18(a)	442,951
1,000,000	Bank of America Corp., 5.750%, 12/1/17	1,062,621
450,000	Bank of Montreal, 1.400%, 4/10/18	449,477
450,000	Bank of Tokyo-Mitsubishi UFJ, Ltd. (The), 1.700%, 3/5/18(a)	447,570
550,000	BNP Paribas SA, MTN, 2.400%, 12/12/18	559,013
600,000	Capital One NA, BKNT, 1.650%, 2/5/18	595,678
350,000	CIT Group, Inc., 4.250%, 8/15/17	356,164
1,000,000	Citigroup, Inc., 2.550%, 4/8/19	1,014,944
600,000	Compass Bank, BKNT, 1.850%, 9/29/17	600,800
325,000	Fifth Third Bank, MTN, 2.150%, 8/20/18	327,650
575,000	Huntington National Bank (The), 1.375%, 4/24/17	574,075
400,000	ING Bank NV, 2.050%, 8/17/18(a)	401,916
935,000	JPMorgan Chase Bank NA, BKNT, 6.000%, 10/1/17	992,652

Principal Amount		Fair Value
CORPORATE BONDS — (continued)

	Banks — (continued)
$505,000	Macquarie Bank, Ltd., 5.000%, 2/22/17(a)	$520,970
340,000	Manufacturers & Traders Trust Co., BKNT, 1.250%, 1/30/17	340,092
330,000	NordeaBank AB, 4.875%, 1/27/20(a)	362,296
355,000	PNC Funding Corp., 5.625%, 2/1/17	367,176
485,000	Royal Bank of Canada, 2.500%, 1/19/21	495,294
500,000	Royal Bank of Scotland Group PLC, 1.875%, 3/31/17	499,010
600,000	Sumitomo Mitsui Banking Corp., GMTN, 1.350%, 7/11/17	597,656
500,000	UBS, MTN, 1.375%, 8/14/17	498,828

		11,934,238

	Capital Goods — 1.7%
295,000	LSB Industries, Inc., 7.750%, 8/1/19	270,663
575,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 3.375%, 3/15/18(a)	586,887
485,000	Waste Management, Inc., 6.100%, 3/15/18	529,781

		1,387,331

	Commercial & Professional Services — 1.4%
350,000	Equifax, Inc., 6.300%, 7/1/17	369,728
400,000	Republic Services, Inc., 3.800%, 5/15/18	417,090
350,000	Service Corp. International, 7.000%, 6/15/17	373,625

		1,160,443

	Consumer Durables & Apparel — 0.6%
164,000	Hanesbrands, Inc., 6.375%, 12/15/20	169,740
355,000	Whirlpool Corp., 1.350%, 3/1/17	354,891

		524,631

	Consumer Services — 1.2%
500,000	Carnival Corp., 3.950%, 10/15/20	531,362
400,000	ERAC USA Finance, LLC, 6.375%, 10/15/17(a)	427,320

		958,682

	Diversified Financials — 8.1%
365,000	Ally Financial, Inc., 3.600%, 5/21/18	361,806
250,000	Bank of New York Mellon Corp. (The), 2.500%, 4/15/21	254,937
240,000	Berkshire Hathaway, Inc., 2.200%, 3/15/21	245,094
400,000	Caisse Centrale Desjardins, 1.550%, 9/12/17(a)	398,539
380,000	Charles Schwab Corp., MTN (The), 6.375%, 9/1/17	406,182
650,000	Credit Suisse, 1.700%, 4/27/18	647,179
300,000	First Data Corp., 6.750%, 11/1/20(a)	315,450
500,000	GE Capital International Funding Co., 2.342%, 11/15/20(a)	512,674
550,000	Goldman Sachs Group, Inc. (The), 6.000%, 6/15/20	627,050
575,000	HSBC Bank USA NA, BKNT, 6.000%, 8/9/17	605,137
900,000	Morgan Stanley, 2.650%, 1/27/20	913,307
484,000	PetroLogistics LP/PetroLogistics Finance Corp., 6.250%, 4/1/20	498,520
500,000	Ryder System, Inc., MTN, 2.350%, 2/26/19	499,498
500,000	State Street Corp., 4.956%, 3/15/18	525,523

		6,810,896

	Energy — 5.5%
400,000	Chevron Phillips Chemical Co., LLC/Chevron Phillips Chemical Co. LP, 1.700%, 5/1/18(a)	397,150

Continued

Sterling Capital Short Duration Bond Fund
Schedule of Portfolio Investments — (continued)
March 31, 2016 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS — (continued)

	Energy — (continued)
$250,000	Columbia Pipeline Group, Inc., 2.450%, 6/1/18(a)	$247,489
500,000	Enbridge Energy Partners LP, Series B, 6.500%, 4/15/18	514,362
385,000	Energy Transfer Partners LP, 6.125%, 2/15/17	394,340
500,000	Enterprise Products Operating, LLC, 1.650%, 5/7/18	498,183
375,000	Magellan Midstream Partners LP, 5.650%, 10/15/16	383,251
400,000	National Oilwell Varco, Inc., 1.350%, 12/1/17	391,283
380,000	Pioneer Natural Resources Co., 6.650%, 3/15/17	392,939
450,000	Schlumberger Holdings Corp., 2.350%, 12/21/18(a)	452,952
260,000	Spectra Energy Capital, LLC, 6.200%, 4/15/18	272,940
250,000	Transcontinental Gas Pipe Line Co., LLC, 6.400%, 4/15/16	250,042
425,000	Western Gas Partners LP, 2.600%, 8/15/18	403,881

		4,598,812

	Food & Staples Retailing — 0.2%
175,000	Reynolds American, Inc., 2.300%, 6/12/18	178,494

	Food, Beverage & Tobacco — 1.5%
415,000	Anheuser-Busch InBev Finance, Inc., 2.650%, 2/1/21	426,449
450,000	Kraft Heinz Foods Co., 2.000%, 7/2/18(a)	454,164
392,000	Reynolds American, Inc., 3.250%, 6/12/20	409,936

		1,290,549

	Health Care Equipment & Services — 2.2%
450,000	Boston Scientific Corp., 2.650%, 10/1/18	457,974
475,000	Humana, Inc., 7.200%, 6/15/18	528,110
375,000	Stryker Corp., 2.625%, 3/15/21	382,398
500,000	Zimmer Holdings, Inc., 2.000%, 4/1/18	501,188

		1,869,670

	Insurance — 7.3%
400,000	Citizens Bank NA, BKNT, 2.300%, 12/3/18	402,260
415,000	International Lease Finance Corp., 8.750%, 3/15/17	437,161
645,000	Jackson National Life Global Funding, 2.300%, 4/16/19(a)	651,058
500,000	Lloyds Bank PLC, 1.750%, 3/16/18	499,412
445,000	MUFG Union Bank NA, 2.625%, 9/26/18	452,937
375,000	PACCAR Financial Corp., MTN, 1.450%, 3/9/18	375,865
500,000	Pricoa Global Funding I, 2.200%, 5/16/19(a)	502,113
350,000	Principal Financial Group, Inc., 1.850%, 11/15/17	350,701
600,000	Regions Financial Corp., 2.000%, 5/15/18	596,190
570,000	Reinsurance Group of America, Inc., 5.625%, 3/15/17	591,234
450,000	Reliance Standard Life Global Funding II, 2.150%, 10/15/18(a)	450,729
350,000	Sirius International Group, Ltd., 6.375%, 3/20/17(a)	359,013
440,000	Symetra Financial Corp., 6.125%, 4/1/16(a)	440,000

		6,108,673

Principal Amount		Fair Value
CORPORATE BONDS — (continued)

	Materials — 0.4%
$ 295,000	Glencore Finance Canada, Ltd., 2.700%, 10/25/17(a)	$289,100

	Media — 0.5%
400,000	Interpublic Group of Cos., Inc. (The), 2.250%, 11/15/17	400,040

	Pharmaceuticals, Biotechnology & Life Sciences — 0.7%
550,000	Actavis Funding SCS, 2.350%, 3/12/18	556,497

	Real Estate — 4.9%
250,000	Essex Portfolio LP, REIT, 5.500%, 3/15/17	259,022
390,000	HCP, Inc., MTN, REIT, 6.300%, 9/15/16	397,934
465,000	iStar, Inc., REIT, 4.000%, 11/1/17	453,375
450,000	Kimco Realty Corp., REIT, MTN, 4.300%, 2/1/18	467,078
500,000	Simon Property Group LP, REIT, 1.500%, 2/1/18(a)	500,929
525,000	Ventas Realty LP/Ventas Capital Corp., REIT, 4.000%, 4/30/19	550,845
330,000	Vereit Operating Partnership LP, REIT, 2.000%, 2/6/17	326,700
600,000	WEA Finance, LLC/Westfield UK & Europe Finance PLC, 1.750%, 9/15/17(a)	597,718
525,000	Welltower Inc., REIT, 4.700%, 9/15/17	545,622

		4,099,223

	Retailing — 0.6%
500,000	Ford Motor Credit Co., LLC, 6.625%, 8/15/17	530,348

	Software & Services — 0.5%
400,000	Visa, Inc., 2.200%, 12/14/20	409,937

	Telecommunication Services — 2.3%
400,000	AT&T, Inc., 2.450%, 6/30/20	405,328
500,000	CC Holdings GS V, LLC/Crown Castle GS III Corp., 2.381%, 12/15/17	504,262
1,000,000	Verizon Communications, Inc., 2.550%, 6/17/19	1,028,694

		1,938,284

	Utilities — 1.0%
600,000	American Electric Power Co., Inc., 1.650%, 12/15/17	596,391
250,000	PSEG Power, LLC, 2.750%, 9/15/16	251,998

		848,389

	Total Corporate Bonds (Cost $47,837,286)	47,747,412

Continued

Sterling Capital Short Duration Bond Fund
Schedule of Portfolio Investments — (continued)
March 31, 2016 (Unaudited)

Principal Amount		Fair Value
FOREIGN GOVERNMENT BOND — 0.5%

	Columbia — 0.5%
$400,000	Colombia Government International Bond, 7.375%, 1/27/17	$417,600

	Total Foreign Government Bond (Cost $419,210)	417,600

MUNICIPAL BONDS — 1.7%

	Hawaii — 0.5%
445,000	Hawaii State Highway Revenue, Refunding, Taxable, Series C, 1.600%, 1/1/18	452,654

	Maine — 0.3%
250,000	Maine Municipal Bond Bank, Miscellaneous Purpose Revenue, Taxable, 1.708%, 6/1/16	250,555

	Puerto Rico — 0.4%
325,000	Puerto Rico Municipal Finance Agency, Public Improvements, G.O., Series A, Callable 2/8/16 @ 100 (AGM, Government GTD), 5.250%, 8/1/18	326,128

	Washington — 0.5%
390,000	Providence Health & Services Obligated Group Revenue, Taxable, 1.575%, 10/1/17(b)	391,499

	Total Municipal Bonds (Cost $1,410,063)	1,420,836

Principal Amount		Fair Value
U.S. TREASURY NOTE — 5.1%

$4,146,100	1.750%, 10/31/20	$4,247,970

	Total U.S. Treasury Note (Cost $4,193,251)	4,247,970

Shares
PREFERRED STOCKS — 0.3%

	Diversified Financials — 0.2%
5,755	Ally Financial, Inc., Series A, 8.500%(b)	146,522

	Real Estate — 0.1%
3,875	Public Storage, REIT, Series Q, 6.500%	97,069

	Total Preferred Stocks (Cost $251,790)	243,591

MONEY MARKET FUND — 2.4%

2,055,590	Federated Treasury Obligations Fund, Institutional Shares, 0.170%(c)	2,055,590

	Total Money Market Fund (Cost $2,055,590)	2,055,590

Total Investments — 101.4% (Cost $85,713,986)		85,042,219
Net Other Assets (Liabilities) — (1.4)%		(1,214,315)

NET ASSETS — 100.0%		$83,827,904

(a)

Rule 144A, Section 4(2) or other security that is restricted as to resale to qualified institutional investors. The Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.

(b)

The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of March 31, 2016. The maturity date reflected is the final maturity date.

(c)	Represents the current yield as of report date.

AGM — Assured Guaranty Municipal Corp.

BKNT — Bank Note

G.O. — General Obligation

GMTN — Global Medium Term Note

GTD — Guaranteed

MTN — Medium Term Note

REIT — Real Estate Investment Trust

See accompanying Notes to the Financial Statements.

Sterling Capital Intermediate U.S. Government Fund
Schedule of Portfolio Investments
March 31, 2016 (Unaudited)

Principal Amount		Fair Value
ASSET BACKED SECURITIES — 1.2%

	Asset Backed Securities — 1.2%
$ 244,488	United States Small Business Administration, Series 2015-20G, Class 1, 2.880%, 7/1/35	$251,241
107,839	United States Small Business Administration, Series 2015-20H, Class 1, 2.820%, 8/1/35	110,774

	Total Asset Backed Securities (Cost $352,327)	362,015

COLLATERALIZED MORTGAGE OBLIGATIONS — 5.4%

829,787	Fannie Mae, Series 2010-129, Class NA, 3.500%, 3/25/25	861,433
419,928	Freddie Mac, Series 3644, Class BA, 4.500%, 2/15/29	430,592
318,459	Ginnie Mae, Series 1999-17, Class F, 0.741%, 5/16/29(a)	318,998

	Total Collateralized Mortgage Obligations (Cost $1,592,068)	1,611,023

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.5%

140,000	Freddie Mac Multifamily Structured Pass Through Certificates, Series K049, Class A2, 3.010%, 7/25/25	147,360

	Total Commercial Mortgage- Backed Securities (Cost $143,866)	147,360

CORPORATE BONDS — 4.7%

	Automobiles & Components — 0.6%
180,000	American Honda Finance Corp., 1.700%, 2/22/19	181,495

	Banks — 2.1%
200,000	Lloyds Bank PLC, 2.050%, 1/22/19	200,041
200,000	State Street Corp., 2.550%, 8/18/20	205,981
200,000	Wells Fargo & Co., GMTN, 2.600%, 7/22/20	204,656

	Diversified Financials — 2.0%
500,000	Morgan Stanley, 2.125%, 4/25/18	503,467
100,000	National Rural Utilities Cooperative Finance Corp., MTN, 0.950%, 4/24/17	99,985

	Total Corporate Bonds (Cost $1,369,738)	1,395,625

MORTGAGE-BACKED SECURITIES — 7.9%

	Fannie Mae — 7.4%
1,815,116	3.583%, 9/1/20, Pool #FN0000	1,953,984
136,776	5.500%, 1/1/33, Pool #678321	153,282
98,566	6.000%, 7/1/37, Pool #938378	106,095

		2,213,361

	Ginnie Mae — 0.5%
141,367	5.000%, 11/20/38, Pool #4283	145,854

	Total Mortgage-Backed Securities (Cost $2,185,352)	2,359,215

MUNICIPAL BONDS — 0.7%

	New York — 0.5%
150,000	New York, NY, Public Improvements, Taxable, G.O., Series A-1,3.823%, 10/1/16	152,395

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	Texas — 0.2%
$ 60,000	Bexar County, TX, Build America Bonds, Public Improvements G.O., Taxable, Series C, Callable 6/15/19 @ 100, 6.628%, 6/15/39	$68,593

	Total Municipal Bonds (Cost $220,737)	220,988

U.S. GOVERNMENT AGENCIES — 27.3%

	Fannie Mae — 12.1%
1,000,000	2.750%, 4/3/28, STEP	1,000,012
200,000	2.375%, 4/25/28, STEP	199,984
200,000	2.350%, 4/28/28, STEP	200,027
1,000,000	6.250%, 5/15/29	1,426,219
500,000	7.125%, 1/15/30	765,435

		3,591,677

	Federal Farm Credit Bank — 11.6%
3,000,000	4.670%, 2/27/18	3,219,231
250,000	3.480%, 9/11/30	251,957

		3,471,188

	Freddie Mac — 3.6%
500,000	4.875%, 6/13/18	543,973
500,000	2.375%, 1/13/22	524,188

		1,068,161

	Total U.S. Government Agencies (Cost $7,692,251)	8,131,026

U.S. TREASURY BILLS(b) — 1.7%

500,000	0.000%, 5/19/16	499,913

	Total U.S. Treasury Bills (Cost $499,816)	499,913

U.S. TREASURY NOTES — 48.8%

1,073,330	0.125%, 4/15/16(c)	1,073,561
750,000	0.250%, 4/15/16	750,009
250,000	0.375%, 4/30/16	250,025
2,000,000	0.500%, 7/31/16	2,000,742
500,000	3.000%, 9/30/16	506,347
1,000,000	3.000%, 2/28/17	1,021,367
250,000	1.875%, 9/30/17	254,317
1,011,080	0.125%, 4/15/19(c)	1,032,895
500,000	1.250%, 4/30/19	505,371
1,000,000	2.125%, 8/31/20	1,041,016
1,000,000	3.125%, 5/15/21	1,091,992
500,000	1.625%, 8/15/22	503,848
750,000	2.000%, 2/15/23	772,734
1,135,000	2.750%, 2/15/24	1,229,037
500,130	0.250%, 1/15/25(c)	504,343
500,000	2.125%, 5/15/25	515,449
1,000,000	2.000%, 8/15/25	1,019,219
500,000	1.625%, 2/15/26	492,735

	Total U.S. Treasury Notes (Cost $14,413,664)	14,565,007

Continued

Sterling Capital Intermediate U.S. Government Fund
Schedule of Portfolio Investments — (continued)
March 31, 2016 (Unaudited)

Shares		Fair Value
MONEY MARKET FUND — 1.4%

408,598	Federated Treasury Obligations Fund, Institutional Shares, 0.170%(d)	$408,598

	Total Money Market Fund (Cost $408,598)	408,598

Total Investments — 99.6% (Cost $28,878,417)		29,700,770
Net Other Assets (Liabilities) — 0.4%		107,678

NET ASSETS — 100.0%		$29,808,448

(a)

The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of March 31, 2016. The maturity date reflected is the final maturity date.

(b)	Discount note or zero coupon bond. Rate disclosed represents the annualized yield from date of purchase.
(c)	Inflation protection security. Principal amount periodically adjusted for inflation.
(d)	Represents the current yield as of report date.

G.O. — General Obligation

GMTN — Global Medium Term Note

MTN - Medium Term Note

STEP — Step Coupon Bond

See accompanying Notes to the Financial Statements.

Sterling Capital Total Return Bond Fund
Schedule of Portfolio Investments
March 31, 2016 (Unaudited)

Principal Amount		Fair Value
ASSET BACKED SECURITIES — 13.6%

$3,000,000	AmeriCredit Automobile Receivables Trust, Series 2014-4, Class B, 1.870%, 12/9/19	$3,004,831
4,120,000	AmeriCredit Automobile Receivables Trust, Series 2015-1, Class B, 1.880%, 3/9/20	4,117,868
932,347	Argent Securities, Inc. Pass Through Certificates, Series 2005-W3, Class A2D, 0.773%, 11/25/35(a)	901,099
3,330,000	Avis Budget Rental Car Funding AESOP, LLC, Series 2014-1A, Class A, 2.460%, 7/20/20(b)	3,330,060
9,404,000	Avis Budget Rental Car Funding AESOP, LLC, Series 2014-2A, Class A, 2.500%, 2/20/21(b)	9,378,739
2,320,000	Bear Stearns Asset Backed Securities I Trust, Series 2004-BO1, Class M5, 1.833%, 10/25/34(a)	2,315,860
4,715,000	Capital One Multi-Asset Execution Trust, Series 2007-A5, Class A5, 0.476%, 7/15/20(a)	4,696,261
1,018,000	CarMax Auto Owner Trust, Series 2013-2, Class A4, 0.840%, 11/15/18	1,014,252
2,478,000	Chase Issuance Trust, Series 2014-A2, Class A2, 2.770%, 3/15/23	2,586,707
3,210,000	Discover Card Execution Note Trust, Series 2014-A4, Class A4, 2.120%, 12/15/21	3,277,353
6,360,000	Encore Credit Receivables Trust, Series 2005-4, Class M2, 0.873%, 1/25/36(a)	5,848,651
6,034,000	Ford Credit Auto Owner Trust, Series 2014-2, Class A, 2.310%, 4/15/26(b)	6,088,537
4,000,000	Ford Credit Auto Owner Trust, Series 2015-1, Class A, 2.120%, 7/15/26(b)	4,003,786
1,600,000	GSAMP Trust 2006-SEA1, Series 2006-SEA1, Class M1, 0.933%, 5/25/36(a)(b)	1,488,604
7,535,000	Hertz Vehicle Financing, LLC 2016-2, Series 2016-2A, Class A, 2.950%, 3/25/22(b)	7,543,924
3,000,000	JP Morgan Mortgage Acquisition Corp., Series 2005-OPT1, Class M2, 0.903%, 6/25/35(a)	2,784,992
1,457,310	Long Beach Mortgage Loan Trust, Series 2006-WL2, Class 2A3, 0.633%, 1/25/36(a)	1,402,266
1,258,806	New Century Home Equity Loan Trust, Series 2003-4, Class M1, 1.558%, 10/25/33(a)	1,202,247
3,550,000	Park Place Securities, Inc., Series 2005-WHQ2, Class M2, 1.123%, 5/25/35(a)	3,334,085
255,901	Park Place Securities, Inc. Pass Through Certificates, Series 2005-WHQ1, Class M2, 1.183%, 3/25/35(a)	254,946
2,680,000	RAMP Trust, Series 2005-RZ4, Class M2, 0.933%, 11/25/35(a)	2,291,831
4,500,000	Santander Drive Auto Receivables Trust, Series 2014-5, Class B, 1.760%, 9/16/19	4,507,212
2,418,000	Santander Drive Auto Receivables Trust, Series 2015-3, Class B, 2.070%, 4/15/20	2,415,822
7,910,000	Santander Drive Auto Receivables Trust, Series 2015-4, Class B, 2.260%, 6/15/20	7,961,398
3,267,818	Securitized Asset Backed Receivables, LLC Trust, Series 2005-OP2, Class A2C, 0.753%, 10/25/35(a)	3,115,476
3,774,378	United States Small Business Administration, Series 2015-20H, Class 1, 2.820%, 8/1/35	3,877,104

	Total Asset Backed Securities (Cost $92,594,945)	92,743,911

Principal Amount		Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS — 7.2%

$ 563,075	Adjustable Rate Mortgage Trust, Series 2004-5, Class 4A1, 2.973%, 4/25/35(a)	$543,961
676,268	Banc of America Alternative Loan Trust, Series 2004-10, Class 1CB1, 6.000%, 11/25/34	708,975
2,848,862	Banc of America Funding Trust, Series 2005-B, Class 3A1, 0.662%, 4/20/35(a)	2,668,879
999,206	Banc of America Funding Trust, Series 2006-2, Class 3A1, 6.000%, 3/25/36	997,336
172,880	Banc of America Mortgage Trust, Series 2005-3, Class 1A24, 5.500%, 4/25/35	174,219
144,582	Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM2, Class 3CB2, 6.500%, 8/25/19	149,188
781,470	Countrywide Alternative Loan Trust, Series 2004-22CB, Class 1A1, 6.000%, 10/25/34	783,175
210,469	Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-3, Class A4, 5.750%, 4/25/34	217,439
67,715	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-2, Class 4A1, 5.250%, 2/25/20	67,584
596,611	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-1, Class 2A1, 6.500%, 2/25/34	625,245
8,060	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-6, Class 2A3, 5.500%, 7/25/35	8,245
1,070,164	Fannie Mae, Series 2013-133, Class AV, 4.000%, 12/25/26	1,182,492
2,072,849	Fannie Mae, Series 2014-39, Class VP, 3.000%, 8/1/27	2,189,738
2,864,061	Fannie Mae, Series 2011-38, Class D, 4.500%, 5/25/41	3,213,783
4,574,213	FirstKey Mortgage Trust, Series 2014-1, Class A12, 3.500%, 11/1/44(a)(b)	4,645,580
1,546,128	Freddie Mac, Series 3768, Class V, 4.000%, 11/15/23	1,685,007
2,931,627	Freddie Mac, Series 4387, Class VM, 4.000%, 11/1/25	3,226,418
2,018,638	Freddie Mac, Series 4287, Class V, 4.500%, 10/1/26	2,259,216
371,001	Freddie Mac, Series 4136, Class HZ, 3.500%, 11/15/27	404,493
2,936,092	Freddie Mac, Series 4331, Class V, 4.000%, 11/1/28	3,248,588
1,690,295	Freddie Mac, Series 3632, Class PK, 5.000%, 2/15/40	1,872,299
3,477,547	Freddie Mac, Series 4077, Class PJ, 3.500%, 11/15/40	3,703,346
2,059,895	Freddie Mac, Series 4328, Class KD, 3.000%, 8/15/43	2,167,536
863,794	Ginnie Mae, Series 2008-51, Class PG, 5.000%, 6/20/38	937,160
786,949	MASTR Alternative Loan Trust, Series 2003-5, Class 8A1, 5.500%, 6/25/33	799,066
776,845	MASTR Alternative Loan Trust, Series 2004-13, Class 3A1, 6.500%, 1/25/35	750,966
155,615	MASTR Asset Securitization Trust, Series 2003-4, Class 5A1, 5.500%, 5/25/33	158,652
241,506	MASTR Seasoned Securitization Trust, Series 2005-2, Class 1A1, 5.130%, 10/25/32	241,391

Continued

Sterling Capital Total Return Bond Fund
Schedule of Portfolio Investments — (continued)
March 31, 2016 (Unaudited)

Principal Amount		Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS — (continued)

$ 604,623	PHHMC Trust, Series 2007-6, Class A1, 5.397%, 12/18/37(a)	$598,428
65,240	RAAC Trust, Series 2004-SP3, Class AI5, 4.890%, 12/25/32(a)	66,194
966,021	RAAC Trust, Series 2004-SP1, Class AI3, STEP, 6.118%, 3/25/34	982,965
876,761	RALI Trust, Series 2005-QR1, Class A, 6.000%, 10/25/34	906,432
459,405	Residential Asset Securitization Trust, Series 2004-IP2, Class 4A, 2.715%, 12/25/34(a)	441,470
1,214,997	Specialty Underwriting & Residential Finance Trust, Series 2004-AA1, Class 1A1, 5.000%, 10/25/34	1,220,843
992,284	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 4A1, 2.547%, 6/25/34(a)	982,498
338,602	Structured Asset Securities Corp. Trust, Series 2005-6, Class 5A2, 5.000%, 5/25/35	340,995
187,755	Structured Asset Securities Corp. Trust, Series 2005-6, Class 5A1, 5.000%, 5/25/35	188,107
107,696	Wells Fargo Mortgage Backed Securities Trust, Series 2007-3, Class 3A1, 5.500%, 4/25/22	108,912
902,415	Wells Fargo Mortgage Backed Securities Trust, Series 2004-BB, Class A2, 2.847%, 1/25/35(a)	898,222
353,768	Wells Fargo Mortgage Backed Securities Trust, Series 2005-4, Class A4, 5.000%, 4/25/35	356,890
1,750,665	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR16, Class 6A3, 2.761%, 10/25/35(a)	1,748,000
195,609	Wells Fargo Mortgage Backed Securities Trust, Series 2007-16, Class 1A1, 6.000%, 12/28/37	201,864

	Total Collateralized Mortgage Obligations (Cost $47,750,497)	48,671,797

COMMERCIAL MORTGAGE-BACKED SECURITIES — 16.9%

1,693,400	Banc of America Commercial Mortgage Trust, Series 2006-3, Class A4, 5.889%, 7/10/44(a)	1,693,527
1,710,000	Banc of America Commercial Mortgage Trust, Series 2006-4, Class AM, 5.675%, 7/10/46	1,715,841
2,954,515	Banc of America Commercial Mortgage Trust, Series 2006-5, Class A4, 5.414%, 9/10/47	2,973,113
2,971,658	Banc of America Commercial Mortgage Trust, Series 2007-5, Class A4, 5.492%, 2/10/51	3,072,328
608,847	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-1, Class AJ, 5.339%, 11/10/42(a)	608,169
237,072	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-3, Class AM, 4.727%, 7/10/43	236,027
4,882,785	BCAP, LLC Trust, Series 2013-RR4, Class A4A2, 2.000%, 2/13/51(b)	4,852,536
2,500,000	Bear Stearns Commercial Mortgage Securities Trust, Series 2007-T28, Class AM, 5.835%, 9/11/42(a)	2,628,244
2,085,000	Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW18, Class A4, 5.700%, 6/11/50	2,161,682

Principal Amount		Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (continued)

$2,183,594	CD Commercial Mortgage Trust, Series 2007-CD4, Class A4, 5.322%, 12/11/49	$2,226,181
1,575,000	Citigroup Commercial Mortgage Trust, Series 2007-C6, Class A4, 5.705%, 12/10/49(a)	1,623,621
966,000	COMM Mortgage Trust, Series 2012-CR4, Class A3, 2.853%, 10/15/45	996,984
3,545,000	COMM Mortgage Trust, Series 2013-CR12, Class A4, 4.046%, 10/1/46	3,900,710
4,050,000	COMM Mortgage Trust, Series 2006-C8, Class AM, 5.347%, 12/10/46	4,109,839
892,000	COMM Mortgage Trust, Series 2014-CR16, Class A4, 4.051%, 4/10/47	977,058
1,208,000	COMM Mortgage Trust, Series 2014-LC17, Class A5, 3.917%, 10/10/47	1,316,772
1,344,000	COMM Mortgage Trust, Series 2014-CR20, Class A4, 3.590%, 11/1/47	1,430,975
2,236,690	COMM Mortgage Trust, Series 2007-C9, Class A4, 5.813%, 12/10/49(a)	2,322,824
1,500,000	Commercial Mortgage Loan Trust, Series 2008-LS1, Class ASM, 6.095%, 12/10/49(a)	1,558,871
1,059,660	Credit Suisse Commercial Mortgage Trust, Series 2007-C4, Class A4, 5.941%, 9/1/39(a)	1,097,923
2,390,336	Credit Suisse Commercial Mortgage Trust Series 2007-C3, Series 2007-C3, Class A4, 5.699%, 6/15/39(a)	2,444,279
834,000	Credit Suisse Commercial Mortgage Trust Series 2008-C1, Series 2008-C1, Class A3, 6.067%, 2/15/41(a)	870,188
2,524,000	GS Mortgage Securities Trust, Series 2014-GC24, Class A5, 3.931%, 9/10/47	2,731,637
607,093	JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP9, Series 2006-LDP9, Class A3, 5.336%, 5/15/47	616,305
1,397,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C23, Class A5, 3.934%, 9/15/47	1,521,301
4,000,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2010-C1, Class B, 5.951%, 6/1/43(b)	4,306,290
1,967,695	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-CB16, Class A4, 5.552%, 5/12/45	1,973,992
2,350,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-CB16, Class AM, 5.593%, 5/12/45	2,363,014
4,000,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2011-C3, Class B, 5.013%, 2/15/46(a)(b)	4,288,305
1,926,817	LB-UBS Commercial Mortgage Trust, Series 2007-C1, Class A4, 5.424%, 2/15/40	1,960,138
1,730,000	LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class AM, 6.153%, 9/15/45(a)	1,784,229
3,247,911	Merrill Lynch Mortgage Trust, Series 2008-C1, Class A4, 5.690%, 2/12/51	3,400,626
1,680,000	Merrill Lynch Mortgage Trust, Series 2008-C1, Class AM, 6.267%, 2/12/51(a)	1,786,914
1,495,418	ML-CFC Commercial Mortgage Trust, Series 2007-8, Class A3, 5.864%, 8/12/49(a)	1,549,690
2,972,066	ML-CFC Commercial Mortgage Trust, Series 2007-7, Class A4, 5.737%, 6/12/50(a)	3,069,172

Continued

Sterling Capital Total Return Bond Fund
Schedule of Portfolio Investments — (continued)
March 31, 2016 (Unaudited)

Principal Amount		Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (continued)

$ 660,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C18, Class A4, 3.923%, 10/15/47	$716,118
1,950,000	Morgan Stanley Capital I Trust, Series 2007-T27, Class AM, 5.645%, 6/11/42(a)	2,021,190
3,946,771	Morgan Stanley Capital I Trust, Series 2008-T29, Class A4, 6.268%, 1/11/43(a)	4,185,244
2,355,000	Morgan Stanley Capital I Trust, Series 2008-T29, Class AM, 6.268%, 1/11/43(a)	2,500,433
4,000,000	Morgan Stanley Capital I Trust, Series 2011-C1, Class B, 5.440%, 9/1/47(a)(b)	4,395,661
640,000	Morgan Stanley Capital I Trust, Series 2011-C1, Class C, 5.440%, 9/1/47(a)(b)	690,747
4,535,000	Morgan Stanley Capital I Trust, Series 2007-IQ14, Class A5, 5.696%, 4/15/49(a)	4,648,661
1,050,000	Wachovia Bank Commercial Mortgage Trust, Series 2004-C11, Class B, 5.306%, 1/15/41(a)	1,048,153
467,478	Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A3, 5.246%, 12/15/43	474,313
1,147,807	Wachovia Bank Commercial Mortgage Trust, Series 2006-C27, Class A3, 5.765%, 7/15/45(a)	1,146,033
2,060,674	Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A4, 5.572%, 10/15/48	2,077,775
2,000,000	Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A2, 4.393%, 11/15/43(b)	2,175,534
2,306,000	Wells Fargo Commercial Mortgage Trust, Series 2015-P2, Class A4, 3.809%, 12/15/48	2,481,215
825,000	WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class A4, 4.869%, 2/15/44(a)(b)	921,226
2,000,000	WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class B, 5.174%, 2/15/44(a)(b)	2,151,802
1,000,000	WF-RBS Commercial Mortgage Trust, Series 2011-C3, Class A4, 4.375%, 3/15/44(b)	1,096,496
1,250,000	WF-RBS Commercial Mortgage Trust, Series 2012-C8, Class AS, 3.660%, 8/15/45	1,314,759
3,716,000	WF-RBS Commercial Mortgage Trust, Series 2014-C22, Class A5, 3.752%, 9/15/57	3,987,743
1,008,000	WF-RBS Commercial Mortgage Trust, Series 2014-C23, Class A5, 3.917%, 10/15/57	1,094,297

	Total Commercial Mortgage-Backed Securities (Cost $118,897,413)	115,296,705

CORPORATE BONDS — 43.6%

	Automobiles & Components — 1.7%
1,875,000	Daimler Finance North America, LLC, 1.600%, 8/3/17(b)	1,876,373
1,306,000	Ford Motor Co., 7.450%, 7/16/31	1,701,510
2,915,000	Ford Motor Credit Co., LLC, 1.260%, 3/27/17(a)	2,901,180
3,100,000	General Motors Financial Co., Inc., 3.200%, 7/13/20	3,093,068
1,633,000	Lear Corp., 5.375%, 3/15/24	1,698,320

		11,270,451

	Banks — 8.1%
1,800,000	Athene Global Funding, 2.875%, 10/23/18(b)	1,771,805

Principal Amount		Fair Value
CORPORATE BONDS — (continued)

	Banks — (continued)
$4,035,000	Bank of America Corp., MTN, 6.875%, 4/25/18	$4,430,515
1,282,000	Bank of America Corp., MTN, 5.875%, 2/7/42	1,553,653
1,874,000	Bank of America Corp., Series K, 8.000%, 7/29/49(a)	1,834,177
1,993,000	Bank of Nova Scotia (The), 2.450%, 3/22/21	2,007,417
1,950,000	CIT Group, Inc., 4.250%, 8/15/17	1,984,339
2,500,000	Citigroup, Inc., 2.318%, 5/15/18(a)	2,535,660
2,031,000	Citigroup, Inc., 4.400%, 6/10/25	2,071,035
1,670,000	Cooperatieve Centrale Raiffeisen- Boerenleenbank BA, 3.950%, 11/9/22	1,710,695
1,815,000	Credit Suisse, MTN, 3.625%, 9/9/24	1,840,274
1,412,000	GE Capital International Funding Co., 4.418%, 11/15/35(b)	1,533,987
2,785,000	Huntington National Bank (The), 2.000%, 6/30/18	2,788,607
5,111,000	JPMorgan Chase & Co., 3.875%, 9/10/24	5,241,591
1,597,000	JPMorgan Chase & Co., Series 1, 7.900%, 4/29/49(a)	1,597,000
2,000,000	KeyBank NA, BKNT, 2.500%, 12/15/19	2,025,546
1,528,000	KeyCorp, MTN, 2.900%, 9/15/20	1,553,042
2,320,000	Lloyds Banking Group PLC, 4.650%, 3/24/26	2,299,278
1,652,000	Macquarie Bank, Ltd., 6.625%, 4/7/21(b)	1,879,741
838,000	Mitsubishi UFJ Financial Group, Inc., 2.950%, 3/1/21	853,789
2,860,000	Morgan Stanley, 4.300%, 1/27/45	2,877,849
3,735,000	Morgan Stanley, GMTN, 6.625%, 4/1/18	4,080,618
500,000	PNC Bank NA, BKNT, 4.875%, 9/21/17	523,088
1,007,000	PNC Bank NA, BKNT, 6.000%, 12/7/17	1,069,357
1,505,000	Prudential Financial, Inc., 8.875%, 6/15/38(a)	1,651,737
1,670,000	Royal Bank of Canada, GMTN, 2.200%, 7/27/18	1,695,401
1,595,000	Wachovia Corp., 5.500%, 8/1/35	1,778,181

		55,188,382

	Capital Goods — 1.1%
3,077,000	General Electric Co., Series D, 5.000%, 12/29/49(a)	3,169,310
1,478,000	LSB Industries, Inc., 7.750%, 8/1/19	1,356,065
1,369,000	Masco Corp., 4.375%, 4/1/26	1,393,793
1,245,000	SBA Tower Trust, 2.898%, 10/15/19(b)	1,250,891

		7,170,059

	Commercial & Professional Services — 1.0%
1,400,000	Republic Services, Inc., 3.550%, 6/1/22	1,477,920
457,000	Republic Services, Inc., 6.200%, 3/1/40	558,895
1,701,000	United Rentals North America, Inc., 7.375%, 5/15/20	1,779,671
1,560,000	Verisk Analytics, Inc., 5.800%, 5/1/21	1,747,634
1,335,000	Waste Management, Inc., 4.100%, 3/1/45	1,340,128

		6,904,248

	Consumer Durables & Apparel — 0.2%
1,309,000	Hanesbrands, Inc., 6.375%, 12/15/20	1,354,815

	Consumer Services — 0.2%
1,212,000	Carnival Corp., 3.950%, 10/15/20	1,288,021

	Diversified Financials — 5.0%
1,928,000	AerCap Ireland Capital, Ltd./AerCap Global Aviation Trust, 4.250%, 7/1/20	1,944,870
2,230,000	Ally Financial, Inc., 3.600%, 5/21/18	2,210,487
1,486,000	Apollo Management Holdings LP, 4.000%, 5/30/24(b)	1,510,928

Continued

Sterling Capital Total Return Bond Fund
Schedule of Portfolio Investments — (continued)
March 31, 2016 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS — (continued)

	Diversified Financials — (continued)
$1,545,000	Ares Finance Co., LLC, 4.000%, 10/8/24(b)	$1,487,030
1,500,000	Berkshire Hathaway, Inc., 2.750%, 3/15/23	1,529,769
2,111,000	Brixmor Operating Partnership LP, REIT, 3.850%, 2/1/25	1,934,290
1,950,000	Capital One Financial Corp., 3.200%, 2/5/25	1,930,453
1,650,000	First Data Corp., 6.750%, 11/1/20(b)	1,734,975
974,000	General Electric Capital Corp., GMTN, 6.875%, 1/10/39	1,410,349
2,166,000	Goldman Sachs Group, Inc. (The), 1.779%, 4/23/20(a)	2,152,571
4,493,000	Goldman Sachs Group, Inc. (The), 4.250%, 10/21/25	4,568,424
1,552,000	Goldman Sachs Group, Inc. (The), 6.250%, 2/1/41	1,929,659
1,500,000	Morgan Stanley, 5.000%, 11/24/25	1,623,327
1,670,000	National Rural Utilities Cooperative Finance Corp., 4.750%, 4/30/43(a)	1,608,461
2,200,000	Nationwide Building Society, 3.900%, 7/21/25(b)	2,321,942
1,305,000	PetroLogistics LP/PetroLogistics Finance Corp., 6.250%, 4/1/20	1,344,150
2,400,000	Wells Fargo & Co., GMTN, 4.300%, 7/22/27	2,546,506

		33,788,191

	Energy — 2.4%
1,200,000	Buckeye Partners LP, 4.150%, 7/1/23	1,081,828
1,475,000	CNOOC Nexen Finance, 4.250%, 4/30/24	1,525,184
1,697,000	Energy Transfer Partners LP, 4.050%, 3/15/25	1,493,501
1,330,000	EnLink Midstream Partners LP, 5.050%, 4/1/45	894,779
1,180,000	Enterprise Products Operating, LLC, 5.950%, 2/1/41	1,210,933
1,123,000	Halliburton Co., 3.375%, 11/15/22	1,142,842
1,165,000	Magellan Midstream Partners LP, 6.550%, 7/15/19	1,300,079
1,395,000	Magellan Midstream Partners LP, 5.000%, 3/1/26	1,508,595
856,000	NuStar Logistics LP, 8.150%, 4/15/18	856,000
1,177,000	Phillips 66, 5.875%, 5/1/42	1,278,928
1,629,000	Regency Energy Partners LP/Regency Energy Finance Corp., 6.500%, 7/15/21	1,604,565
1,528,000	Shell International Finance BV, 4.550%, 8/12/43	1,586,327
910,000	Spectra Energy Capital, LLC, 8.000%, 10/1/19	1,000,482

		16,484,043

	Food & Staples Retailing — 0.7%
1,872,000	CVS Health Corp., 6.125%, 9/15/39	2,367,281
2,013,000	Reynolds American, Inc., 5.850%, 8/15/45	2,458,197

		4,825,478

	Food, Beverage & Tobacco — 0.9%
2,529,000	Altria Group, Inc., 5.375%, 1/31/44	3,089,960
2,500,000	Anheuser-Busch InBev Finance, Inc., 4.900%, 2/1/46	2,793,905

		5,883,865

	Health Care Equipment & Services — 1.3%
1,754,000	Boston Scientific Corp., 3.375%, 5/15/22	1,790,506
1,133,000	Humana, Inc., 4.950%, 10/1/44	1,159,597
2,458,000	Medtronic, Inc., 4.375%, 3/15/35	2,661,097
2,100,000	Stryker Corp., 3.500%, 3/15/26	2,176,303

Principal Amount		Fair Value
CORPORATE BONDS — (continued)

	Health Care Equipment & Services — (continued)
$1,300,000	UnitedHealth Group, Inc., 2.700%, 7/15/20	$1,350,432

		9,137,935

	Insurance — 6.5%
1,570,000	ACE INA Holdings, Inc., 4.350%, 11/3/45	1,711,003
1,857,000	Allied World Assurance Co. Holdings, Ltd., 4.350%, 10/29/25	1,860,736
1,624,000	Aspen Insurance Holdings, Ltd., 4.650%, 11/15/23	1,641,622
2,892,000	CBRE Services, Inc., 5.250%, 3/15/25	2,981,808
1,315,000	Dai-ichi Life Insurance Co., Ltd. (The), 5.100%, 10/29/49(a)(b)	1,420,200
1,570,000	Horace Mann Educators Corp., 4.500%, 12/1/25	1,615,684
1,680,000	KKR Group Finance Co. III, LLC, 5.125%, 6/1/44(b)	1,645,849
1,275,000	Liberty Mutual Group, Inc., 7.800%, 3/15/37(b)	1,389,750
1,081,000	Loews Corp., 3.750%, 4/1/26	1,102,268
1,405,000	Manulife Financial Corp., 5.375%, 3/4/46	1,461,540
870,000	Massachusetts Mutual Life Insurance Co., 8.875%, 6/1/39(b)	1,261,218
1,750,000	Meiji Yasuda Life Insurance Co., 5.200%, 10/20/45(a)(b)	1,886,850
1,000,000	MetLife, Inc., 7.717%, 2/15/19	1,160,619
1,068,000	MetLife, Inc., 4.600%, 5/13/46	1,094,868
987,000	Nationwide Mutual Insurance Co., 9.375%, 8/15/39(b)	1,455,110
1,655,000	Nippon Life Insurance Co., 5.100%, 10/16/44(a)(b)	1,766,713
1,000,000	Ohio National Life Insurance Co., 6.875%, 6/15/42(b)	1,137,137
1,650,000	Old Republic International Corp., 4.875%, 10/1/24	1,716,338
1,447,000	Pacific LifeCorp, 5.125%, 1/30/43(b)	1,526,814
1,065,000	Reinsurance Group of America, Inc., 5.625%, 3/15/17	1,104,673
1,450,000	Royal Bank of Scotland Group PLC, 4.700%, 7/3/18	1,492,310
1,710,000	Sirius International Group, Ltd., 6.375%, 3/20/17(b)	1,754,036
1,735,000	Symetra Financial Corp., 4.250%, 7/15/24	1,766,204
3,140,000	TIAA Asset Management Finance Co., LLC, 2.950%, 11/1/19(b)	3,186,679
1,062,000	Transatlantic Holdings, Inc., 8.000%, 11/30/39	1,417,890
805,000	Validus Holdings, Ltd., 8.875%, 1/26/40	1,067,491
1,304,000	Ventas Realty LP, REIT, 5.700%, 9/30/43	1,437,931
1,415,000	XLIT, Ltd., 4.450%, 3/31/25	1,401,139

		44,464,480

	Materials — 1.1%
2,635,000	Glencore Funding, LLC, 1.680%, 4/16/18(a)(b)	2,371,500
854,000	International Paper Co., 7.300%, 11/15/39	1,016,546
1,248,000	Louisiana-Pacific Corp., 7.500%, 6/1/20	1,296,360
1,214,000	Mosaic Co. (The), 5.450%, 11/15/33	1,248,156
1,820,000	West Fraser Timber Co., Ltd., 4.350%, 10/15/24(b)	1,748,885

		7,681,447

	Media — 1.3%
1,393,000	21st Century Fox America, Inc., 5.400%, 10/1/43	1,535,266
2,365,000	Comcast Corp., 4.200%, 8/15/34	2,499,935

Continued

Sterling Capital Total Return Bond Fund
Schedule of Portfolio Investments — (continued)
March 31, 2016 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS — (continued)

	Media — (continued)
$1,300,000	ERAC USA Finance, LLC, 5.625%, 3/15/42(b)	$1,463,158
1,830,000	Interpublic Group of Cos., Inc. (The), 4.200%, 4/15/24	1,886,150
1,525,000	Omnicom Group, Inc., 3.650%, 11/1/24	1,571,398

		8,955,907

	Pharmaceuticals, Biotechnology & Life Sciences — 1.1%
2,925,000	Actavis Funding SCS, 3.800%, 3/15/25	3,044,173
1,600,000	Celgene Corp., 3.875%, 8/15/25	1,681,498
1,195,000	Johnson & Johnson, 3.700%, 3/1/46	1,254,660
1,730,000	Quintiles Transnational Corp., 4.875%, 5/15/23(b)	1,774,807

		7,755,138

	Real Estate — 5.3%
2,175,000	Alexandria Real Estate Equities, Inc., REIT, 2.750%, 1/15/20	2,171,013
1,137,000	American Tower Corp., REIT, 5.050%, 9/1/20	1,234,842
1,600,000	Crown Castle International Corp., REIT, 4.450%, 2/15/26	1,663,597
1,849,000	CubeSmart LP, REIT, 4.800%, 7/15/22	2,022,880
1,275,000	Goodman Funding Pty, Ltd., REIT, 6.375%, 11/12/20(b)	1,466,881
2,136,000	HCP, Inc., REIT, 4.000%, 6/1/25	2,052,679
1,976,000	Healthcare Trust of America Holdings LP, REIT, 3.700%, 4/15/23	1,944,850
1,622,000	Host Hotels & Resorts LP, REIT, Series D, 3.750%, 10/15/23	1,582,491
1,934,000	HSBC Finance Corp., 6.676%, 1/15/21	2,218,325
1,560,000	iStar, Inc., REIT, 4.000%, 11/1/17	1,521,000
1,711,000	Jones Lang LaSalle, Inc., 4.400%, 11/15/22	1,757,866
1,175,000	Kilroy Realty LP, REIT, 4.375%, 10/1/25	1,232,517
1,100,000	Kimco Realty Corp., REIT, 3.400%, 11/1/22	1,115,045
1,642,000	National Retail Properties, Inc., REIT, 4.000%, 11/15/25	1,686,408
2,712,000	Prologis LP, 3.750%, 11/1/25	2,829,815
2,290,000	Retail Opportunity Investments Partnership LP, REIT, 5.000%, 12/15/23	2,352,295
1,473,000	Simon Property Group LP, REIT, 10.350%, 4/1/19	1,816,730
1,855,000	Vereit Operating Partnership LP, REIT, 2.000%, 2/6/17	1,836,450
1,350,000	WEA Finance, LLC / Westfield UK & Europe Finance PLC, 4.750%, 9/17/44(b)	1,369,914
2,100,000	Welltower, Inc., REIT, 4.950%, 1/15/21	2,282,461

		36,158,059

	Retailing — 0.7%
1,291,000	Home Depot, Inc. (The), 5.875%, 12/16/36	1,679,880
1,015,000	Lowe’s Cos., Inc., 5.800%, 4/15/40	1,295,185
2,027,000	O’Reilly Automotive, Inc., 3.550%, 3/15/26	2,085,434

		5,060,499

	Software & Services — 0.5%
1,652,000	Electronic Arts, Inc., 4.800%, 3/1/26	1,698,477
1,673,000	Microsoft Corp., 4.750%, 11/3/55	1,859,161

		3,557,638

	Technology Hardware & Equipment — 0.4%
2,252,000	Apple, Inc., 3.250%, 2/23/26	2,351,237

Principal Amount		Fair Value
CORPORATE BONDS — (continued)

	Telecommunication Services — 2.2%
$2,375,000	AT&T, Inc., 3.000%, 6/30/22	$2,409,533
856,000	British Telecommunications PLC, 9.625%, 12/15/30	1,337,992
2,490,000	CCO Safari II, LLC, 4.464%, 7/23/22(b)	2,602,717
1,185,000	Crown Castle Towers, LLC, 6.113%, 1/15/20(b)	1,307,453
3,391,000	Verizon Communications, Inc., 6.550%, 9/15/43	4,466,717
2,807,000	Verizon Communications, Inc., 5.012%, 8/21/54	2,816,064

		14,940,476

	Transportation — 0.8%
1,381,000	Burlington Northern Santa Fe, LLC, 4.950%, 9/15/41	1,530,743
1,655,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 4.875%, 7/11/22(b)	1,767,169
2,100,000	Ryder System, Inc., MTN, 2.500%, 5/11/20	2,073,225

		5,371,137

	Utilities — 1.1%
1,675,000	CMS Energy Corp., 4.700%, 3/31/43	1,735,771
1,564,000	Georgia Power Co., 4.300%, 3/15/42	1,592,932
1,650,000	Indiana Michigan Power Co., Series K, 4.550%, 3/15/46	1,697,799
1,050,000	Pacific Gas & Electric Co., 2.950%, 3/1/26	1,060,675
1,354,000	Progress Energy, Inc., 3.150%, 4/1/22	1,372,203

		7,459,380

	Total Corporate Bonds (Cost $291,710,746)	297,050,886

FOREIGN GOVERNMENT BONDS — 0.6%

	Mexico — 0.6%
1,094,000	United Mexican States, 5.550%, 1/21/45	1,211,605
2,628,000	United Mexican States, MTN, 4.750%, 3/8/44	2,621,430

		3,833,035

	Total Foreign Government Bonds (Cost $3,408,914)	3,833,035

MORTGAGE-BACKED SECURITIES — 9.1%

	Fannie Mae — 6.1%
20,731	5.000%, 8/1/20, Pool #832058	21,406
129,414	6.000%, 7/1/22, Pool #944967	135,315
116,293	5.000%, 9/1/25, Pool #255892	128,536
1,444,470	4.000%, 2/1/32, Pool #MA0977	1,556,658
3,303,311	4.000%, 6/1/34, Pool #MA1922	3,561,510
3,087,963	3.500%, 11/1/34, Pool #MA2077	3,262,273
110,339	6.500%, 1/1/35, Pool #809198	126,646
3,139,952	4.000%, 3/1/35, Pool #MA2211	3,384,896
58,396	7.000%, 6/1/35, Pool #255820	67,362
178,095	6.500%, 3/1/36, Pool #866062	213,320
116,658	6.500%, 7/1/36, Pool #885493	133,422
1,353,381	5.500%, 8/1/37, Pool #995082	1,532,276
791,045	4.500%, 10/1/39, Pool #AC2645	862,875
664,783	5.000%, 6/1/40, Pool #AD4927	739,065
468,898	5.000%, 6/1/40, Pool #AD8718	519,827
1,736,379	4.500%, 12/1/40, Pool #AH1100	1,891,665
1,281,994	4.500%, 5/1/41, Pool #AI1023	1,394,391
771,499	4.500%, 11/1/41, Pool #AJ4994	842,203
1,237,692	4.500%, 12/1/41, Pool #AJ7696	1,348,028
2,473,690	3.500%, 6/1/42, Pool #AB5373	2,600,157

Continued

Sterling Capital Total Return Bond Fund
Schedule of Portfolio Investments — (continued)
March 31, 2016 (Unaudited)

Principal Amount		Fair Value
MORTGAGE-BACKED SECURITIES — (continued)

	Fannie Mae — (continued)
$3,890,119	3.500%, 5/1/43, Pool #AB9368	$4,091,977
2,060,862	4.500%, 11/1/44, Pool #MA2100	2,241,875
3,685,624	4.500%, 1/1/45, Pool #MA2158	4,025,144
6,355,238	4.000%, 3/1/45, Pool #MA2217	6,791,889

		41,472,716

	Freddie Mac — 2.7%
136,478	5.500%, 10/1/21, Pool #G12425	147,133
127,496	5.000%, 12/1/21, Pool #J04025	132,927
183,506	5.000%, 7/1/25, Pool #C90908	201,427
491,461	2.500%, 1/1/28, Pool #J22069	506,414
2,040,221	3.500%, 7/1/30, Pool #G18562	2,157,412
346,040	4.000%, 11/1/31, Pool #C91410	373,248
1,487,361	3.500%, 4/1/32, Pool #C91437	1,571,834
2,311,946	3.500%, 7/1/32, Pool #C91467	2,443,264
165,126	5.000%, 3/1/36, Pool #G08115	182,932
20,301	6.500%, 5/1/36, Pool #A48509	23,111
47,829	5.000%, 7/1/36, Pool #G02291	52,985
504,306	6.500%, 9/1/36, Pool #G08152	591,154
210,719	5.000%, 2/1/37, Pool #A57714	232,072
207,473	4.500%, 10/1/39, Pool #A89346	225,877
713,888	5.000%, 6/1/40, Pool #C03479	788,251
1,649,923	5.000%, 7/1/40, Pool #A93070	1,818,968
2,129,309	4.000%, 12/1/42, Pool #G07266	2,276,838
1,642,351	3.500%, 5/1/43, Pool #Q18305	1,721,122
1,543,411	4.000%, 5/1/44, Pool #V81186	1,649,261
680,968	4.000%, 7/1/44, Pool #G08595	727,129
656,648	4.000%, 9/1/44, Pool #Q28299	701,950

		18,525,309

	Ginnie Mae — 0.3%
380,556	5.000%, 2/15/40, Pool #737037	421,312
1,578,636	4.500%, 9/20/40, Pool #4801	1,718,210

		2,139,522

	Total Mortgage-Backed Securities (Cost $60,800,055)	62,137,547

MUNICIPAL BONDS — 4.1%

	California — 1.5%
3,700,000	Metropolitan Water District of Southern California, Build America Bonds, Water Utility Improvements Revenue, Callable 7/1/19 @ 100, 6.538%, 7/1/39	4,133,936
2,100,000	Sacramento County Sanitation Districts Financing Authority, Refunding Revenue, Taxable, Series B, 2.810%, 12/1/21	2,210,145
1,285,000	State of California, Build America Bonds, School Improvements G.O., 7.625%, 3/1/40	1,964,971
1,850,000	University of California, Univ. & College Improvements, Taxable Revenue, Series AN, 3.338%, 5/15/22	1,978,834

		10,287,886

	Connecticut — 0.5%
3,000,000	State of Connecticut Special Tax Revenue, Build America Bonds, Transition Infrastructure, Series B, 4.126%, 11/1/20	3,264,180
	District of Columbia — 0.3%

1,835,000	George Washington University (The), Series 2012, 3.485%, 9/15/22	1,922,056

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	New Jersey — 0.2%
$ 1,305,000	New Jersey Economic Development Authority, School Facilities Construction, Refunding Revenue, Series 00, 1.648%, 3/1/18	$1,305,548

	New York — 1.3%
2,000,000	New York State Dormitory Authority, Public Improvements, Taxable Revenue, Series D, 2.550%, 3/15/21	2,093,460
750,000	New York State Environmental Facilities Corp., State Revolving Funds, Refunding Revenue, Taxable, Series C, 2.445%, 6/15/20	768,840
900,000	New York State Environmental Facilities Corp., State Revolving Funds, Refunding Revenue, Taxable, Series C, 2.745%, 6/15/22	918,630
2,900,000	New York, NY, Build America Bonds, Public Improvements G.O., 4.774%, 3/1/20	3,237,357
1,640,000	New York, NY, Build America Bonds, Public Improvements G.O., 4.874%, 3/1/21	1,862,204

		8,880,491

	Pennsylvania — 0.3%
2,260,000	Philadelphia Authority for Industrial Development, Refunding Revenue, Taxable, 3.664%, 4/15/22	2,345,857

	Total Municipal Bonds (Cost $25,988,694)	28,006,018

U.S. TREASURY BONDS — 1.3%

3,040,000	3.125%, 2/15/43	3,368,463
5,634,104	0.750%, 2/15/45(c)	5,450,922

	Total U.S. Treasury Bonds (Cost $8,231,537)	8,819,385

U.S. TREASURY NOTES — 2.0%

798,000	2.125%, 5/15/25	822,657
12,587,904	0.375%, 7/15/25(c)	12,862,773

	Total U.S. Treasury Notes (Cost $13,335,029)	13,685,430

Shares
PREFERRED STOCKS — 0.6%

	Banks — 0.5%
61,601	Citigroup Capital XIII, 6.988%	1,619,490
65,135	US Bancorp, Series F, 6.500%	1,916,272

		3,535,762

	Diversified Financials — 0.1%
24,978	Ally Financial, Inc., Series A, 8.500%	635,940

	Total Preferred Stocks (Cost $3,976,031)	4,171,702

Continued

Sterling Capital Total Return Bond Fund
Schedule of Portfolio Investments — (continued)
March 31, 2016 (Unaudited)

Shares		Fair Value
MONEY MARKET FUND — 0.8%

5,043,143	Federated Treasury Obligations Fund, Institutional Shares, 0.170%(d)	$5,043,143

	Total Money Market Fund (Cost $5,043,143)	5,043,143

Total Investments — 99.8% (Cost $671,737,004)		679,459,559
Net Other Assets (Liabilities) — 0.2%		1,487,589

NET ASSETS — 100.0%		$680,947,148

(a)

The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of March 31, 2016. The maturity date reflected is the final maturity date.

(b)

Rule 144A, Section 4(2) or other security that is restricted as to resale to qualified institutional investors. The Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.

(c)	Inflation protection security. Principal amount periodically adjusted for inflation.
(d)	Represents the current yield as of report date.

BKNT — Bank Note

G.O. — General Obligation

GMTN — Global Medium Term Note

MTN — Medium Term Note

REIT — Real Estate Investment Trust

STEP — Step Coupon Bond

See accompanying Notes to the Financial Statements.

Sterling Capital Corporate Fund
Schedule of Portfolio Investments
March 31, 2016 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS — 97.1%

	Automobiles & Components — 2.8%
$ 300,000	Daimler Finance North America, LLC, 2.625%, 9/15/16(a)	$301,872
275,000	Daimler Finance North America, LLC, 3.250%, 8/1/24(a)	278,961
490,000	General Motors Financial Co., Inc., 3.200%, 7/13/20	488,904
500,000	Hyundai Capital America, 2.000%, 3/19/18(a)	503,533
255,000	Lear Corp., 5.375%, 3/15/24	265,200

		1,838,470

	Banks — 16.3%
270,000	AgriBank FCB, Series AI, 9.125%, 7/15/19	327,077
400,000	Associated Banc-Corp, 2.750%, 11/15/19	400,954
350,000	Athene Global Funding, 2.875%, 10/23/18(a)	344,518
940,000	Bank of America Corp., MTN, 6.875%, 4/25/18	1,032,140
875,000	Bank of America Corp., Series K, 8.000%, 7/29/49(b)	856,406
450,000	Bank of Tokyo-Mitsubishi UFJ, Ltd. (The), 2.350%, 9/8/19(a)	453,707
335,000	CIT Group, Inc., 4.250%, 8/15/17	340,899
335,000	Citigroup, Inc., 2.650%, 10/26/20	338,159
390,000	Citigroup, Inc., 3.500%, 5/15/23	389,914
400,000	Citigroup, Inc., 4.400%, 6/10/25	407,885
355,000	Credit Suisse, MTN, 3.625%, 9/9/24	359,943
975,000	JPMorgan Chase & Co., Series 1, 7.900%, 4/29/49(b)	975,000
365,000	KeyCorp, MTN, 5.100%, 3/24/21	403,917
500,000	Lloyds Bank PLC, 3.500%, 5/14/25	517,175
410,000	Macquarie Bank, Ltd., 5.000%, 2/22/17(a)	422,965
450,000	Macquarie Bank, Ltd., 6.625%, 4/7/21(a)	512,036
997,000	Morgan Stanley, GMTN, 6.625%, 4/1/18	1,089,257
255,000	National City Corp., 6.875%, 5/15/19	287,047
265,000	PNC Bank NA, BKNT, 4.875%, 9/21/17	277,237
300,000	Prudential Financial, Inc., 8.875%, 6/15/38(b)	329,250
500,000	US Bancorp, MTN, 2.950%, 7/15/22	513,231

		10,578,717

	Capital Goods — 4.0%
1,302,000	General Electric Co., Series D, 5.000%, 12/29/49(b)	1,341,060
290,000	LSB Industries, Inc., 7.750%, 8/1/19	266,075
310,000	Masco Corp., 4.375%, 4/1/26	315,614
300,000	SBA Tower Trust, 2.898%, 10/15/19(a)	301,420
345,000	Textron, Inc., 3.650%, 3/1/21	355,479

		2,579,648

	Commercial & Professional Services — 2.5%
425,000	Republic Services, Inc., 3.550%, 6/1/22	448,654
280,000	United Rentals North America, Inc., 7.375%, 5/15/20	292,950
445,000	Verisk Analytics, Inc., 5.800%, 5/1/21	498,524
350,000	Waste Management, Inc., 4.600%, 3/1/21	375,506

		1,615,634

	Consumer Durables & Apparel — 1.0%
225,000	Hanesbrands, Inc., 6.375%, 12/15/20	232,875
400,000	Mohawk Industries, Inc., 3.850%, 2/1/23	413,067

		645,942

	Consumer Services — 0.7%
425,000	Carnival Corp., 3.950%, 10/15/20	451,658

Principal Amount		Fair Value
CORPORATE BONDS — (continued)

	Diversified Financials — 14.4%
$399,000	AerCap Ireland Capital, Ltd./AerCap Global Aviation Trust, 4.250%, 7/1/20	$402,491
360,000	Ally Financial, Inc., 3.600%, 5/21/18	356,850
280,000	Apollo Management Holdings LP, 4.000%, 5/30/24(a)	284,697
380,000	Ares Finance Co., LLC, 4.000%, 10/8/24(a)	365,742
485,000	Bear Stearns Cos., LLC (The), 5.550%, 1/22/17	500,427
335,000	Blackstone Holdings Finance Co., LLC, 6.625%, 8/15/19(a)	382,577
410,000	Brixmor Operating Partnership LP, REIT, 3.850%, 2/1/25	375,679
600,000	Capital One Financial Corp., 3.200%, 2/5/25	593,986
480,000	Carlyle Holdings Finance, LLC, 3.875%, 2/1/23(a)	495,608
355,000	First American Financial Corp., 4.300%, 2/1/23	357,407
335,000	First Data Corp., 6.750%, 11/1/20(a)	352,253
810,000	Ford Motor Credit Co., LLC, 2.375%, 1/16/18	811,446
270,000	Goldman Sachs Group, Inc. (The), 1.779%, 4/23/20(b)	268,326
515,000	Goldman Sachs Group, Inc. (The), 3.625%, 1/22/23	531,184
920,000	Goldman Sachs Group, Inc. (The), 4.250%, 10/21/25	935,444
350,000	KKR Group Finance Co., LLC, 6.375%, 9/29/20(a)	411,719
400,000	Nationwide Building Society, 3.900%, 7/21/25(a)	422,171
410,000	Nationwide Financial Services, Inc., 5.375%, 3/25/21(a)	449,508
330,000	PetroLogistics LP/PetroLogistics Finance Corp., 6.250%, 4/1/20	339,900
336,000	Ryder System, Inc., MTN, 2.350%, 2/26/19	335,662
350,000	Wells Fargo & Co., GMTN, 4.300%, 7/22/27	371,365

		9,344,442

	Energy — 6.8%
334,000	BP Capital Markets PLC, 1.375%, 11/6/17	332,921
385,000	Buckeye Partners LP, 2.650%, 11/15/18	382,256
250,000	Columbia Pipeline Group, Inc., 3.300%, 6/1/20(a)	248,455
415,000	Energy Transfer Partners LP, 4.050%, 3/15/25	365,234
405,000	EnLink Midstream Partners LP, 4.400%, 4/1/24	325,264
135,000	Halliburton Co., 2.700%, 11/15/20	137,055
293,000	Magellan Midstream Partners L.P., 5.000%, 3/1/26	316,859
275,000	Magellan Midstream Partners LP, 6.550%, 7/15/19	306,886
303,000	NuStar Logistics LP, 4.750%, 2/1/22	254,520
350,000	Pioneer Natural Resources Co., 6.650%, 3/15/17	361,917
410,000	Regency Energy Partners LP/Regency Energy Finance Corp., 6.500%, 7/15/21	403,850
300,000	Schlumberger Holdings Corp., 3.000%, 12/21/20(a)	304,151
305,000	Spectra Energy Capital, LLC, 8.000%, 10/1/19	335,326
368,000	Western Gas Partners LP, 4.000%, 7/1/22	329,402

		4,404,096

	Food & Staples Retailing — 0.8%
500,000	Reynolds American, Inc., 4.450%, 6/12/25	550,121

Continued

Sterling Capital Corporate Fund
Schedule of Portfolio Investments — (continued)
March 31, 2016 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS — (continued)

	Food, Beverage & Tobacco — 2.0%
$380,000	Altria Group, Inc., 4.750%, 5/5/21	$430,982
500,000	Anheuser-Busch InBev Finance, Inc., 2.650%, 2/1/21	513,793
315,000	Kraft Heinz Foods Co., 2.800%, 7/2/20(a)	323,549

		1,268,324

	Health Care Equipment & Services — 2.5%
500,000	Boston Scientific Corp., 5.125%, 1/12/17	514,043
285,000	DENTSPLY International, Inc., 2.750%, 8/15/16	286,568
460,000	Stryker Corp., 3.500%, 3/15/26	476,714
350,000	Zimmer Holdings, Inc., 2.700%, 4/1/20	354,907

		1,632,232

	Insurance — 13.7%
295,000	ACE INA Holdings, Inc., 2.875%, 11/3/22	304,413
255,000	Alleghany Corp., 4.950%, 6/27/22	279,835
338,000	Allied World Assurance Co. Holdings, Ltd., 4.350%, 10/29/25	338,680
260,000	Aspen Insurance Holdings, Ltd., 4.650%, 11/15/23	262,821
250,000	AXIS Specialty Finance PLC, 2.650%, 4/1/19	249,976
232,000	Berkshire Hathaway, Inc., 2.750%, 3/15/23	236,604
380,000	CBRE Services, Inc., 5.250%, 3/15/25	391,801
303,000	Horace Mann Educators Corp., 4.500%, 12/1/25	311,817
400,000	ING US, Inc., 2.900%, 2/15/18	406,162
245,000	Liberty Mutual Group, Inc., 4.250%, 6/15/23(a)	252,509
330,000	Manulife Financial Corp., 4.150%, 3/4/26	337,139
335,000	MetLife, Inc., 7.717%, 2/15/19	388,807
475,000	Morgan Stanley, GMTN, 3.700%, 10/23/24	490,590
345,000	National Rural Utilities Cooperative Finance Corp., 10.375%, 11/1/18	420,730
255,000	Old Republic International Corp., 4.875%, 10/1/24	265,252
400,000	Pacific LifeCorp, 6.000%, 2/10/20(a)	446,808
250,000	Protective Life Corp., 7.375%, 10/15/19	290,699
400,000	Reinsurance Group of America, Inc., 5.625%, 3/15/17	414,901
325,000	Reliance Standard Life Global Funding II, 2.150%, 10/15/18(a)	325,527
365,000	Royal Bank of Scotland Group PLC, 4.700%, 7/3/18	375,650
467,000	Sirius International Group, Ltd., 6.375%, 3/20/17(a)	479,026
270,000	Symetra Financial Corp., 4.250%, 7/15/24	274,856
610,000	TIAA Asset Management Finance Co., LLC, 2.950%, 11/1/19(a)	619,068
390,000	WR Berkley Corp., 4.625%, 3/15/22	420,711
295,000	XLIT, Ltd., 4.450%, 3/31/25	292,110

		8,876,492

	Materials — 1.4%
300,000	Glencore Funding, LLC, 1.680%, 4/16/18(a)(b)	270,000
390,000	Louisiana-Pacific Corp., 7.500%, 6/1/20	405,113
250,000	West Fraser Timber Co., Ltd., 4.350%, 10/15/24(a)	240,232

		915,345

	Media — 3.0%
425,000	Comcast Cable Communications Holdings, Inc., 9.455%, 11/15/22	600,882

Principal Amount		Fair Value
CORPORATE BONDS — (continued)

	Media — (continued)
$390,000	ERAC USA Finance, LLC, 2.800%, 11/1/18(a)	$395,991
455,000	Interpublic Group of Cos., Inc. (The), 3.750%, 2/15/23	449,208
265,000	Omnicom Group, Inc., 3.650%, 11/1/24	273,063
230,000	Toll Brothers Finance Corp., 6.750%, 11/1/19	256,450

		1,975,594

	Pharmaceuticals, Biotechnology & Life Sciences — 1.8%
350,000	Actavis Funding SCS, 3.800%, 3/15/25	364,260
475,000	Celgene Corp., 2.875%, 8/15/20	489,230
295,000	Quintiles Transnational Corp., 4.875%, 5/15/23(a)	302,641

		1,156,131

	Real Estate — 12.8%
352,000	Alexandria Real Estate Equities, Inc., REIT, 4.600%, 4/1/22	379,373
300,000	American Tower Corp., REIT, 5.050%, 9/1/20	325,816
300,000	Boston Properties L.P., REIT, 5.625%, 11/15/20	337,052
397,000	CubeSmart LP, REIT, 4.800%, 7/15/22	434,334
365,000	Essex Portfolio LP, REIT, 3.250%, 5/1/23	363,484
300,000	Goodman Funding Pty, Ltd., REIT, 6.375%, 11/12/20(a)	345,149
405,000	Healthcare Trust of America Holdings LP, REIT, 3.375%, 7/15/21	409,276
408,000	Host Hotels & Resorts LP, REIT, Series D, 3.750%, 10/15/23	398,062
692,000	HSBC Finance Corp., 6.676%, 1/15/21	793,734
360,000	iStar, Inc., REIT, 4.000%, 11/1/17	351,000
408,000	Jones Lang LaSalle, Inc., 4.400%, 11/15/22	419,176
293,000	Kilroy Realty LP, REIT, 4.375%, 10/1/25	307,343
208,000	Kimco Realty Corp. REIT, 3.400%, 11/1/22	210,845
346,000	National Retail Properties, Inc. REIT, 4.000%, 11/15/25	355,358
473,000	Prologis LP, 3.750%, 11/1/25	493,548
390,000	Retail Opportunity Investments Partnership LP, REIT, 5.000%, 12/15/23	400,609
161,000	Senior Housing Properties Trust, REIT, 6.750%, 4/15/20	177,255
395,000	Simon Property Group LP, REIT, 10.350%, 4/1/19	487,175
330,000	Vereit Operating Partnership LP, REIT, 2.000%, 2/6/17	326,700
500,000	WEA Finance, LLC/Westfield UK & Europe Finance PLC, 2.700%, 9/17/19(a)	503,399
435,000	Welltower, Inc., REIT, 4.950%, 1/15/21	472,795

		8,291,483

	Retailing — 1.2%
450,000	Home Depot, Inc. (The), 3.000%, 4/1/26	472,398
320,000	O’Reilly Automotive, Inc., 3.550%, 3/15/26	329,225

		801,623

	Software & Services — 1.0%
340,000	Alibaba Group Holding, Ltd., 2.500%, 11/28/19	343,043
305,000	Electronic Arts, Inc., 4.800%, 3/1/26	313,581

		656,624

	Technology Hardware & Equipment — 0.5%
300,000	Apple, Inc., 1.700%, 2/22/19	304,482

Continued

Sterling Capital Corporate Fund
Schedule of Portfolio Investments — (continued)
March 31, 2016 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS — (continued)

	Telecommunication Services — 4.4%
$400,000	AT&T, Inc., 3.000%, 6/30/22	$405,816
650,000	CCO Safari II, LLC, 4.464%, 7/23/22(a)	679,424
450,000	Crown Castle Towers, LLC, 6.113%, 1/15/20(a)	496,501
275,000	Verizon Communications, Inc., 1.412%, 6/17/19(b)	274,346
847,000	Verizon Communications, Inc., 5.150%, 9/15/23	977,618

		2,833,705

	Transportation — 0.7%
400,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 4.875%, 7/11/22(a)	427,110

	Utilities — 2.8%
313,000	CMS Energy Corp., 8.750%, 6/15/19	378,989
350,000	Dominion Resources, Inc., 5.200%, 8/15/19	383,106
190,000	Pacific Gas & Electric Co., 2.950%, 3/1/26	191,932
400,000	Southern Co. (The), 2.750%, 6/15/20	405,554
450,000	Southwestern Electric Power Co., Series E, 5.550%, 1/15/17	464,517

		1,824,098

	Total Corporate Bonds (Cost $62,306,010)	62,971,971

Shares		Fair Value
PREFERRED STOCKS — 0.9%

	Banks — 0.6%
14,500	Citigroup Capital XIII, 6.988%	$381,205

	Diversified Financials — 0.2%
4,629	Ally Financial, Inc., Series A, 8.500%	117,854

	Real Estate — 0.1%
4,135	Public Storage , REIT, Series Q, 6.500%	103,582

	Total Preferred Stocks (Cost $619,460)	602,641

MONEY MARKET FUND — 3.0%

1,958,920	Federated Treasury Obligations Fund, Institutional Shares, 0.170%(c)	1,958,920

	Total Money Market Fund (Cost $1,958,920)	1,958,920

Total Investments — 101.0% (Cost $64,884,390)		65,533,532
Net Other Assets (Liabilities) — (1.0)%		(654,443)

NET ASSETS — 100.0%		$64,879,089

(a)

Rule 144A, Section 4(2) or other security that is restricted as to resale to qualified institutional investors. The Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.

(b)

The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of March 31, 2016. The maturity date reflected is the final maturity date.

(c)	Represents the current yield as of report date.

BKNT — Bank Note

GMTN — Global Medium Term Note

MTN — Medium Term Note

REIT — Real Estate Investment Trust

See accompanying Notes to the Financial Statements.

Sterling Capital Securitized Opportunities Fund
Schedule of Portfolio Investments
March 31, 2016 (Unaudited)

Principal Amount		Fair Value
ASSET BACKED SECURITIES — 25.5%

$300,000	AmeriCredit Automobile Receivables Trust, Series 2014-3, Class C, 2.580%, 9/8/20	$300,573
293,023	Argent Securities, Inc. Pass Through Certificates, Series 2005-W3, Class A2D, 0.773%, 11/25/35(a)	283,203
600,000	Avis Budget Rental Car Funding AESOP, LLC, Series 2014-2A, Class A, 2.500%, 2/20/21(b)	598,388
700,000	Avis Budget Rental Car Funding AESOP, LLC, Series 2015-1A, Class A, 2.500%, 7/20/21(b)	696,606
300,000	Bear Stearns Asset Backed Securities I Trust, Series 2004-BO1, Class M5, 1.833%, 10/25/34(a)	299,465
350,000	Capital Auto Receivables Asset Trust, Series 2015-3, Class B, 2.430%, 9/21/20	348,978
500,000	Capital Auto Receivables Asset Trust, Series 2015-4, Class B, 2.390%, 11/20/20	497,458
450,000	Citibank Credit Card Issuance Trust, Series 2007-A3, Class A3, 6.150%, 6/15/39	617,227
640,000	Encore Credit Receivables Trust, Series 2005-4, Class M2, 0.873%, 1/25/36(a)	588,544
15,000	Ford Credit Auto Owner Trust, Series 2014-B, Class C, 1.950%, 2/15/20	15,121
500,000	GSAMP Trust, Series 2006-SEA1, Class M1, 0.933%, 5/25/36(a)(b)	465,189
500,000	Hertz Vehicle Financing II L.P., Series 2015-1A, Class A, 2.730%, 3/25/21(b)	500,543
650,000	Hertz Vehicle Financing, LLC, Series 2013-1A, Class A2, 1.830%, 8/25/19(b)	643,180
200,000	Home Equity Asset Trust, Series 2005-8, Class M1, 0.863%, 2/25/36(a)	184,802
500,000	JP Morgan Mortgage Acquisition Corp., Series 2005-OPT1, Class M2, 0.903%, 6/25/35(a)	464,165
375,595	Long Beach Mortgage Loan Trust, Series 2006-WL2, Class 2A3, 0.633%, 1/25/36(a)	361,409
399,583	Morgan Stanley Home Equity Loan Trust, Series 2005-3, Class M2, 0.903%, 8/25/35(a)	385,455
500,000	New Century Home Equity Loan Trust, Series 2005-4, Class M2, 0.943%, 9/25/35(a)	457,629
450,000	Park Place Securities, Inc., Series 2005-WHQ2, Class M2, 1.123%, 5/25/35(a)	422,631
400,000	Park Place Securities, Inc. Pass Through Certificates, Series 2005-WCW3, Class M1, 0.913%, 8/25/35(a)	370,701
320,000	RAMP Trust, Series 2005-RZ4, Class M2, 0.933%, 11/25/35(a)	273,652
500,000	Santander Drive Auto Receivables Trust, Series 2015-5, Class B, 1.960%, 5/15/20	499,457
357,380	Securitized Asset Backed Receivables, LLC Trust, Series 2005-OP2, Class A2C, 0.753%, 10/25/35(a)	340,720
283,096	United States Small Business Administration, Series 2010-20D, Class 1, 4.360%, 4/1/30	309,684
462,001	United States Small Business Administration, Series 2014-20D, Class 1, 3.110%, 4/1/34	483,546
488,976	United States Small Business Administration, Series 2015-20G, Class 1, 2.880%, 7/1/35	502,482

Principal Amount		Fair Value
ASSET BACKED SECURITIES — (continued)

$661,742	United States Small Business Administration, Series 2015-20H, Class 1, 2.820%, 8/1/35	$679,752
540,526	United States Small Business Administration, Series 2015-20I, Class 1, 2.820%, 9/1/35	555,322

	Total Asset Backed Securities (Cost $12,042,305)	12,145,882

COLLATERALIZED MORTGAGE OBLIGATIONS — 17.4%

171,285	Banc of America Alternative Loan Trust, Series 2004-10, Class 1CB1, 6.000%, 11/25/34	179,569
489,648	Banc of America Funding Trust, Series 2005-B, Class 3A1, 0.662%, 4/20/35(a)	458,714
115,253	Banc of America Mortgage Trust, Series 2005-3, Class 1A24, 5.500%, 4/25/35	116,146
137,080	Citicorp Mortgage Securities, Inc., Series 2005-1, Class 1A4, 5.500%, 2/25/35	137,732
144,221	Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM2, Class 3CB2, 6.500%, 8/25/19	148,815
205,650	Countrywide Alternative Loan Trust, Series 2004-22CB, Class 1A1, 6.000%, 10/25/34	206,099
126,282	Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-3, Class A4, 5.750%, 4/25/34	130,463
88,428	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-2, Class 4A1, 5.250%, 2/25/20	88,256
230,798	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-1, Class 2A1, 6.500%, 2/25/34	241,876
4,884	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-6, Class 2A3, 5.500%, 7/25/35	4,996
16,402	Fannie Mae, Series 2003-19, Class AR, 5.500%, 3/25/33	18,489
475,774	Fannie Mae, Series 2004-17, Class BZ, 6.000%, 4/25/34	629,530
180,000	Fannie Mae, Series 2011-131, Class PB, 4.500%, 12/25/41	206,821
443,000	Fannie Mae, Series 2013-2, Class LB, 3.000%, 2/25/43	442,080
444,000	Fannie Mae, Series 2013-30, Class PY, 3.000%, 4/25/43	459,508
269,885	FirstKey Mortgage Trust, Series 2014-1, Class A12, 3.500%, 11/25/44(a)(b)	274,096
100,000	Freddie Mac, Series 3558, Class G, 4.000%, 8/15/24	110,084
35,770	Freddie Mac, Series 4079, Class WV, 3.500%, 3/15/27	38,078
319,089	Freddie Mac, Series 4136, Class HZ, 3.500%, 11/15/27	347,895
487,327	Freddie Mac, Series 2525, Class AM, 4.500%, 4/15/32	544,347
128,060	Freddie Mac, Series 2485, Class WG, 6.000%, 8/15/32	146,844
148,012	Freddie Mac, Series 2702, Class CE, 4.500%, 11/15/33	161,551
211,132	Freddie Mac, Series 3440, Class EM, 5.000%, 4/15/38	234,301
466,319	Freddie Mac, Series 3816, Class HM, 4.500%, 5/15/40	522,630

Continued

Sterling Capital Securitized Opportunities Fund
Schedule of Portfolio Investments — (continued)
March 31, 2016 (Unaudited)

Principal Amount		Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS — (continued)

$181,119	Freddie Mac, Series 3803, Class PJ, 4.250%, 1/15/41	$194,849
160,373	Ginnie Mae, Series 2010-85, Class DQ, 3.000%, 12/20/39	163,879
279,695	MASTR Alternative Loan Trust, Series 2003-5, Class 8A1, 5.500%, 6/25/33	284,001
74,209	MASTR Alternative Loan Trust, Series 2004-13, Class 3A1, 6.500%, 1/25/35	71,737
90,951	MASTR Seasoned Securitization Trust, Series 2005-2, Class 1A1, 5.130%, 10/25/32	90,908
108,832	PHHMC Trust, Series 2007-6, Class A1, 5.397%, 12/18/37(a)	107,717
127,768	RALI Trust, Series 2005-QR1, Class A, 6.000%, 10/25/34	132,092
111,678	RBSGC Mortgage Loan Trust, Series 2007-B, Class 3A1, 5.319%, 7/25/35(a)	113,790
247,959	Specialty Underwriting & Residential Finance Trust, Series 2004-AA1, Class 1A1, 5.000%, 10/25/34	249,152
534,359	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 4A1, 2.547%, 6/25/34(a)	529,088
113,164	Structured Asset Securities Corp. Trust, Series 2005-6, Class 4A1, 5.000%, 5/25/35	114,057
40,632	Structured Asset Securities Corp. Trust, Series 2005-6, Class 5A1, 5.000%, 5/25/35	40,708
27,020	Structured Asset Securities Corp. Trust, Series 2005-6, Class 5A2, 5.000%, 5/25/35	27,211
34,009	Wells Fargo Mortgage Backed Securities Trust, Series 2007-3, Class 3A1, 5.500%, 4/25/22	34,393
261,481	Wells Fargo Mortgage Backed Securities Trust, Series 2005-4, Class A4, 5.000%, 4/25/35	263,788

	Total Collateralized Mortgage Obligations (Cost $8,040,202)	8,266,290

COMMERCIAL MORTGAGE-BACKED SECURITIES — 22.9%

70,000	Banc of America Commercial Mortgage Trust, Series 2006-4, Class AM, 5.675%, 7/10/46	70,239
156,251	Banc of America Commercial Mortgage Trust, Series 2007-5, Class A4, 5.492%, 2/10/51	161,545
30,394	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-3, Class AM, 4.727%, 7/10/43	30,260
476,369	BCAP, LLC Trust, Series 2013-RR4, Class A4A2, 2.000%, 2/13/51(b)	473,418
201,672	Bear Stearns Commercial Mortgage Securities Trust, Series 2006-T22, Class AJ, 5.728%, 4/12/38(a)	201,588
300,000	Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PW14, Class AM, 5.243%, 12/11/38	303,565
250,000	Bear Stearns Commercial Mortgage Securities Trust, Series 2007-T28, Class AM, 5.835%, 9/11/42(a)	262,824
300,000	Citigroup Commercial Mortgage Trust, Series 2013-GC17, Class AS, 4.544%, 11/10/46	330,601
500,000	COMM Mortgage Trust, Series 2014-CR16, Class A4, 4.051%, 4/1/47	547,678
180,000	COMM Mortgage Trust, Series 2014-CR20, Class A4, 3.590%, 11/10/47	191,650

Principal Amount		Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (continued)

$212,714	COMM Mortgage Trust, Series 2007-C9, Class A4, 5.813%, 12/10/49(a)	$220,905
100,000	Commercial Mortgage Loan Trust, Series 2008-LS1, Class ASM, 6.095%, 12/10/49(a)	103,925
500,000	CSAIL Commercial Mortgage Trust, Series 2015-C3, Class A4, 3.718%, 8/15/48	533,365
311,000	Fannie Mae, Series 2015-M10, Class A2, 3.092%, 4/25/27(a)	328,779
175,000	GS Mortgage Securities Trust, Series 2010-C1, Class B, 5.148%, 8/10/43(b)	191,858
450,000	GS Mortgage Securities Trust, Series 2010-C2, Class A2, 5.162%, 12/10/43(a)(b)	504,571
300,000	GS Mortgage Securities Trust, Series 2012-GCJ7, Class AS, 4.085%, 5/10/45	321,722
370,000	GS Mortgage Securities Trust, Series 2014-GC24, Class A5, 3.931%, 9/10/47	400,438
216,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C23, Class A5, 3.934%, 9/15/47	235,219
70,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2010-C1, Class B, 5.951%, 6/15/43(b)	75,360
369,825	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-CB16, Class A4, 5.552%, 5/12/45	371,009
300,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-CB16, Class AM, 5.593%, 5/12/45	301,661
500,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2011-C3, Class B, 5.013%, 2/15/46(a)(b)	536,038
375,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-C20, Class AS, 4.043%, 7/15/47	399,218
185,000	LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class AM, 6.153%, 9/15/45(a)	190,799
87,000	Merrill Lynch Mortgage Trust, Series 2008-C1, Class AM, 6.267%, 2/12/51(a)	92,537
398,778	ML-CFC Commercial Mortgage Trust, Series 2007-8, Class A3, 5.864%, 8/12/49(a)	413,251
100,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C18, Class A4, 3.923%, 10/15/47	108,503
400,000	Morgan Stanley Capital I Trust, Series 2011-C2, Class A4, 4.661%, 6/1/44(b)	444,023
103,000	Morgan Stanley Capital I Trust, Series 2007-IQ14, Class A5, 5.696%, 4/15/49(a)	105,581
760,000	Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class B, 5.276%, 11/15/43(a)(b)	836,687
300,000	Wells Fargo Commercial Mortgage Trust, Series 2015-P2, Class A4, 3.809%, 12/15/48	322,795
400,000	WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class B, 5.174%, 2/15/44(a)(b)	430,360
100,000	WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class C, 5.392%, 2/15/44(a)(b)	105,496
529,000	WF-RBS Commercial Mortgage Trust, Series 2014-C22, Class A5, 3.752%, 9/15/57	567,685
164,000	WF-RBS Commercial Mortgage Trust, Series 2014-C23, Class A5, 3.917%, 10/15/57	178,040

	Total Commercial Mortgage-Backed Securities (Cost $10,906,586)	10,893,193

Continued

Sterling Capital Securitized Opportunities Fund
Schedule of Portfolio Investments — (continued)
March 31, 2016 (Unaudited)

Principal Amount		Fair Value
MORTGAGE-BACKED SECURITIES — 32.4%

	Fannie Mae — 20.7%
$355,513	4.000%, 6/1/34, Pool #MA1922	$383,302
226,311	4.000%, 9/1/34, Pool #MA2019	244,055
293,600	4.000%, 3/1/35, Pool #MA2211	316,503
719,209	3.500%, 5/1/35, Pool #MA2260	758,565
203,440	5.000%, 4/1/36, Pool #AB0111	226,071
242,066	5.500%, 6/1/38, Pool #984277	272,655
164,387	5.500%, 8/1/38, Pool #995072	185,976
189,830	4.500%, 9/1/39, Pool #AC1830	207,031
144,553	5.000%, 12/1/39, Pool #AC8518	160,139
129,222	4.500%, 9/1/40, Pool #AE0411	141,271
202,663	4.500%, 10/1/40, Pool #AE4855	220,945
225,679	5.000%, 1/1/41, Pool #AH3373	251,257
255,918	3.500%, 2/1/41, Pool #AH5646	271,068
529,815	4.000%, 3/1/41, Pool #AH4008	567,703
725,332	4.500%, 3/1/41, Pool #AB2467	801,104
140,630	4.500%, 6/1/41, Pool #AC9298	153,448
237,119	5.000%, 7/1/41, Pool #AI5595	263,995
404,061	4.000%, 9/1/41, Pool #AJ1717	432,949
414,686	3.500%, 6/1/42, Pool #AB5373	435,886
364,917	4.000%, 4/1/44, Pool #AW2882	389,868
413,712	5.000%, 5/1/44, Pool #AL5853	458,019
197,323	4.500%, 10/1/44, Pool #MA2066	214,610
488,380	4.500%, 11/1/44, Pool #MA2100	531,276
668,153	4.000%, 12/1/44, Pool #MA2127	713,837
609,499	4.500%, 1/1/45, Pool #MA2158	665,647
559,318	3.500%, 3/1/45, Pool #AS4552	588,761

		9,855,941

	Freddie Mac — 11.6%
542,265	3.500%, 1/1/31, Pool #G18583	573,925
708,345	3.500%, 5/1/32, Pool #C91458	750,755
590,707	3.500%, 7/1/32, Pool #C91467	624,259
219,643	4.000%, 11/1/32, Pool #G30616	236,956
118,296	5.500%, 10/1/39, Pool #A89387	131,491
184,765	5.000%, 4/1/40, Pool #A91812	204,802
180,824	5.500%, 4/1/40, Pool #C03467	201,789
170,603	5.000%, 8/1/40, Pool #C03491	188,374
269,495	4.000%, 11/1/40, Pool #A94742	290,712
288,916	4.000%, 12/1/40, Pool #A95447	311,672
540,753	4.000%, 1/1/41, Pool #A96312	578,654
261,830	3.500%, 3/1/42, Pool #G08479	274,425
487,099	3.500%, 4/1/42, Pool #C03858	511,965

Principal Amount		Fair Value
MORTGAGE-BACKED SECURITIES — (continued)

	Freddie Mac — (continued)
$630,929	3.500%, 8/1/42, Pool #Q10324	$661,194

		5,540,973

	Ginnie Mae — 0.1%
32,564	4.000%, 12/20/40, Pool #755678	35,267

	Total Mortgage-Backed Securities (Cost $15,162,593)	15,432,181

U.S. TREASURY NOTES — 0.9%

399,616	0.375%, 7/15/25(c)	408,342

	Total U.S. Treasury Notes (Cost $390,473)	408,342

Shares
MONEY MARKET FUND — 2.6%

1,260,537	Federated Treasury Obligations Fund, Institutional Shares, 0.170%(d)	1,260,537

	Total Money Market Fund (Cost $1,260,537)	1,260,537

Total Investments — 101.7% (Cost $47,802,696)		48,406,425
Net Other Assets (Liabilities) — (1.7)%		(795,213)

NET ASSETS — 100.0%		$47,611,212

(a)

The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of March 31, 2016. The maturity date reflected is the final maturity date.

(b)

Rule 144A, Section 4(2) or other security that is restricted as to resale to qualified institutional investors. The Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.

(c)	Inflation protection security. Principal amount periodically adjusted for inflation.
(d)	Represents the current yield as of report date.

See accompanying Notes to the Financial Statements.

Sterling Capital Kentucky Intermediate Tax-Free Fund
Schedule of Portfolio Investments
March 31, 2016 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — 96.4%

	Kentucky — 96.4%
$300,000	City Of Bowling Green KY G.O., Advance Refunding, Series C, Callable 6/1/26 @ 102, 4.000%, 6/1/27	$351,366
300,000	Commonwealth of Kentucky, Certificate of Participation, Public Improvements, Callable 6/15/25 @ 100, 5.000%, 6/15/34	350,040
400,000	Eastern Kentucky University, Refunding Revenue, Series A, (State Intercept), 5.000%, 4/1/24	492,044
500,000	Fayette County, KY, School District Finance Corp., Lease Payable from Local Revenues, Series A, 5.000%, 10/1/21	590,750
300,000	Jefferson County School District Finance Corp. School Imps. Revenue Bonds St Intercept, Series C, Callable 12/1/25 @ 100, 4.000%, 12/1/28	342,990
250,000	Jefferson County, KY, School District Finance Corp., School Improvements Revenue, Series A, Callable 4/1/25 @ 100, 5.000%, 4/1/27	307,507
510,000	Kentucky Asset/Liability Commission, Project Notes, Federal Highway Trust Transit Improvements Revenue, First Series, Callable 9/1/23 @ 100, 5.250%, 9/1/25	621,874
400,000	Kentucky Economic Development Finance Authority, Baptist Healthcare System, Improvements Refunding Revenue, Series A, Callable 8/15/18 @ 100, OID, 4.750%, 8/15/19	428,652
500,000	Kentucky Economic Development Finance Authority, Owensboro Medical Health System, Hospital Improvements Revenue, Series A, 5.000%, 6/1/16	503,570
555,000	Kentucky Economic Development Finance Authority, Saint Elizabeth Medical Center, Inc. Refunding & Improvement Revenue, Series A, Callable 5/1/19 @ 100, OID, 5.000%, 5/1/24	612,787
500,000	Kentucky Rural Water Finance Corp., Flexible Term Program, Refunding & Improvements Revenue, Series B, Callable 2/1/20 @ 100, 4.000%, 2/1/21	546,775
410,000	Kentucky State Property & Buildings Commission, Project No. 76, Refunding Revenue, (AMBAC), 5.500%, 8/1/21	493,181
460,000	Kentucky State Property & Buildings Commission, Project No. 83, Refunding Revenue, (AMBAC), 5.000%, 10/1/19	519,142
400,000	Kentucky Turnpike Authority, Revitalization Projects, Refunding Revenue, Series A, Callable 7/1/19 @ 100, 5.000%, 7/1/25	451,992
400,000	Kentucky Turnpike Authority, Revitalization Projects, Revenue, Series A, 4.000%, 7/1/21	447,936
300,000	Laurel County, KY, School District Finance Corp., Refunding Revenue, Callable 3/1/25 @ 100 (State Intercept), 4.000%, 6/1/25	347,673
300,000	Lexington-Fayette Urban County Government G.O., Public Imps. Series B, Callable 1/1/25 @100, 5.000%, 1/1/27	369,741

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	Kentucky — (continued)
$525,000	Lexington-Fayette Urban County, KY, Airport Board, Refunding Revenue, Series A, 5.000%, 7/1/19	$590,719
535,000	Louisville & Jefferson County, KY, Metropolitan Government, Catholic Health Initiatives, Refunding Revenue, Series A, Callable 6/1/22 @ 100, 5.000%, 12/1/35	591,319
250,000	Louisville & Jefferson County, KY, Metropolitan Government, Refunding G.O., Series F, Callable 11/1/24 @ 100, 4.000%, 11/1/26	287,617
500,000	Louisville & Jefferson County, KY, Metropolitan Sewer District, Sewer Refunding Revenue, Series A, Callable 11/15/21@100, 5.000%, 5/15/30	583,360
500,000	Northern Kentucky University, University & College Improvements Revenue, Series A, Callable 9/1/17 @ 100, (AMBAC, State Intercept), OID, 4.250%, 9/1/21	523,740
250,000	Owensboro, KY, Public Improvements G.O., Series A, 4.000%, 5/1/22	285,638
400,000	Pulaski County, KY, Public Properties Corp., Administration Office of the Court Judicial Facility, Public Improvement Revenue, Callable 12/1/18 @ 100, OID, 5.500%, 12/1/24	448,688
270,000	Pulaski County, KY, Public Properties Corp., Administration Office of the Court Judicial Facility, Public Improvement Revenue, Callable 12/1/18 @ 100, OID, 5.625%, 12/1/25	303,753
200,000	Russell, KY, Bon Secours Health System, Refunding Revenue, Callable 11/1/22 @ 100, 5.000%, 11/1/26	234,052
300,000	University of Kentucky, Refunding Revenue, Series D (State Intercept), 5.250%, 10/1/20	354,006

	Total Municipal Bonds (Cost $11,226,455)	11,980,912

Shares
MONEY MARKET FUND — 2.4%

294,138	Federated Tax Free Obligations Fund, Institutional Shares, 0.14%(a)	294,138

	Total Money Market Fund (Cost $294,138)	294,138

Total Investments — 98.8% (Cost $11,520,593)		12,275,050
Net Other Assets (Liabilities) — 1.2%		147,097

NET ASSETS — 100.0%		$12,422,147

(a)	Represents the current yield as of report date.

AMBAC — American Municipal Bond Assurance Corp.

G.O. — General Obligation

OID — Original Issue Discount

See accompanying Notes to the Financial Statements.

Sterling Capital Maryland Intermediate Tax-Free Fund
Schedule of Portfolio Investments
March 31, 2016 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — 98.5%

	Maryland — 98.5%
$1,000,000	Anne Arundel County, MD, Consolidated Water & Sewer Utility Improvements G.O., 5.000%, 4/1/22	$1,219,370
810,000	Anne Arundel County, MD, Economic Development, Anne Arundel Community College Project, Refunding Revenue, 4.000%, 9/1/20	898,403
1,000,000	Charles County, MD, Consolidated Public School Improvements G.O., 5.000%, 7/15/22	1,225,910
890,000	Charles County, MD, Consolidated Public School Improvements G.O., Callable 7/15/23 @ 100, 5.000%, 7/15/25	1,093,116
1,000,000	Harford County, MD, Consolidated Public Improvements G.O., 5.000%, 9/15/23	1,252,830
1,000,000	Howard County, MD, Consolidated Public Improvements, Series A, Refunding G.O., 5.000%, 2/15/20	1,153,610
300,000	Howard County, MD, Housing Commission, Columbia Commons Apartments, Local Multifamily Housing Revenue, Series A, 3.000%, 6/1/21	318,747
275,000	Howard County, MD, Housing Commission, General Capital Improvement Program, Local Multifamily Housing Revenue, 4.000%, 6/1/22	307,167
125,000	Howard County, MD, Miscellaneous Purpose Certificate of Participation, Series A, 8.050%, 2/15/21	165,350
135,000	Howard County, MD, Public Improvements Certificate of Participation, Series B, 8.250%, 2/15/20	170,273
690,000	Maryland Community Development Administration, Residential Single Family Housing Revenue, Series A, Callable 9/1/18 @ 100, 4.750%, 9/1/29	720,284
250,000	Maryland Economic Development Corp., Electricity Lights & Power Improvements, Refunding Revenue, Callable 3/1/19 @ 100, 6.200%, 9/1/22	286,370
115,000	Maryland Economic Development Corp., Lutheran World Relief Refugee, Refunding Revenue, Callable 4/1/17 @ 100, (Lutheran Center Corp.), 5.250%, 4/1/19	119,429
1,975,000	Maryland Economic Development Corp., Public Health Laboratory Public Improvements Revenue, 5.000%, 6/1/20	2,283,297
420,000	Maryland Economic Development Corp., Public Health Laboratory Public Improvements Revenue, Callable 6/1/21 @ 100, 5.000%, 6/1/26	492,622
555,000	Maryland Environmental Service, Mid Shore II Regional Landfill, Resource Recovery Improvements Revenue, 4.000%, 11/1/17	583,333
1,000,000	Maryland Health & Higher Educational Facilities Authority, Calvert Health System, Health, Hospital, Nursing Home Improvements, Refunding Revenue, Callable 07/01/23 @ 100, OID, 5.000%, 7/1/38	1,119,030

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	Maryland — (continued)
$1,090,000	Maryland Health & Higher Educational Facilities Authority, Carroll Hospital, Refunding Revenue, Series A, 5.000%, 7/1/19	$1,210,914
900,000	Maryland Health & Higher Educational Facilities Authority, College of Notre Dame, Refunding Revenue, 4.000%, 10/1/19	970,686
1,000,000	Maryland Health & Higher Educational Facilities Authority, Frederick Memorial Hospital, Refunding Revenue, Series A, 5.000%, 7/1/22	1,168,370
500,000	Maryland Health & Higher Educational Facilities Authority, Greater Baltimore Medical Center, Refunding Revenue, Series A, Callable 7/1/22 @ 100, 5.000%, 7/1/26	579,740
1,000,000	Maryland Health & Higher Educational Facilities Authority, Johns Hopkins Health System, Health, Hospital, Nursing Home Improvements Revenue, Callable 7/1/22 @ 100, 5.000%, 7/1/25	1,191,930
530,000	Maryland Health & Higher Educational Facilities Authority, Maryland Institute College of Art, Refunding Revenue, Callable 6/1/22 @ 100, 5.000%, 6/1/23	619,798
1,000,000	Maryland Health & Higher Educational Facilities Authority, MedStar Health Inc., Health, Hospital, Nursing Home Improvements Revenue, Series B, Callable 8/15/23 @ 100, 5.000%, 8/15/38	1,128,540
400,000	Maryland Health & Higher Educational Facilities Authority, Meritus Medical Center Issue, Refunding Revenue, 5.000%, 7/1/22	472,484
400,000	Maryland Health & Higher Educational Facilities Authority, University of Maryland Medical System, Refunding Revenue, 5.000%, 7/1/19	446,804
1,160,000	Maryland Stadium Authority, Refunding Revenue, 5.000%, 6/15/23	1,420,316
500,000	Maryland State Department of Transportation, Transit Improvements Revenue, Second Issue, Callable 9/1/18 @ 100, 5.000%, 9/1/23	549,820
1,100,000	Maryland State Transportation Authority, Grant & Revenue Anticipation, Highway Improvements Revenue, Callable 3/1/19 @ 100, OID, 5.000%, 3/1/20	1,227,853
635,000	Maryland State Transportation Authority, Transportation Facilities Project, Highway Revenue, Series A, 5.000%, 7/1/19	717,105
1,000,000	Maryland State Transportation Authority, Transportation Facilities Project, Highway Revenue, Series A, Callable 7/1/19 @ 100, 5.000%, 7/1/22	1,126,390
500,000	Montgomery County, MD, Department Liquor Control Public Improvements Revenue, Series A, Callable 4/1/21 @ 100, OID, 4.500%, 4/1/26	564,280
1,025,000	Montgomery County, MD, Revenue Authority, Refunding Revenue, 5.000%, 5/1/22	1,228,237
750,000	Montgomery County, MD, Water Quality Public Improvements Revenue, Series A, Callable 4/1/20 @ 100, 5.000%, 4/1/30	857,587

Continued

Sterling Capital Maryland Intermediate Tax-Free Fund
Schedule of Portfolio Investments — (continued)
March 31, 2016 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	Maryland — (continued)
$ 890,000	Montgomery County, MD, West Germantown Development District, Refunding, Special Tax, 4.000%, 7/1/23	$1,011,823
1,000,000	Prince George’s County, MD, Consolidated Public School Improvements, G.O., Series A, Callable 9/01/24 @ 100, 4.000%, 9/1/25	1,182,220
1,000,000	State of Maryland, Refunding G.O., Series B, 4.000%, 8/1/23	1,177,550
1,140,000	Washington County, MD, Refunding G.O., 4.000%, 1/1/21	1,290,879
700,000	Washington Suburban Sanitary Commission, Consolidated Public Water Utility Improvements, G.O., 4.000%, 6/1/24	832,846

		34,385,313

	Total Municipal Bonds (Cost $32,623,449)	34,385,313

Shares
MONEY MARKET FUND — 0.5%

191,198	Federated Tax Free Obligations Fund, Institutional Shares, 0.14%(a)	$191,198

	Total Money Market Fund (Cost $191,198)	191,198

Total Investments — 99.0% (Cost $32,814,647)		34,576,511
Net Other Assets (Liabilities) — 1.0%		336,188

NET ASSETS — 100.0%		$34,912,699

(a)	Represents the current yield as of report date.

G.O. — General Obligation

OID — Original Issue Discount

See accompanying Notes to the Financial Statements.

Sterling Capital North Carolina Intermediate Tax-Free Fund
Schedule of Portfolio Investments
March 31, 2016 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — 96.1%

	North Carolina — 96.1%
$2,335,000	Appalachian State University, University & College Improvements Revenue, Callable 10/1/21 @ 100, 5.000%, 10/1/24	$2,762,865
2,405,000	Appalachian State University, University & College Improvements Revenue, Callable 10/1/21 @ 100, 4.750%, 10/1/27	2,731,743
1,000,000	Beaufort County, NC, Refunding Revenue Limited Obligation, Callable 6/1/22 @ 100, 5.000%, 6/1/24	1,183,670
1,000,000	Beaufort County, NC, Refunding Revenue Limited Obligation, Callable 6/1/22 @ 100, 5.000%, 6/1/26	1,166,170
1,000,000	Broad River Water Authority, Water System Refunding Revenue, 5.000%, 6/1/24	1,230,060
1,025,000	Buncombe County Metropolitan Sewerage District, Sewer Improvements Revenue, Callable 7/1/24 @ 100, 5.000%, 7/1/39	1,194,145
1,985,000	Buncombe County, NC, Public Improvements Revenue, Series A, 4.000%, 6/1/17	2,061,125
2,000,000	Buncombe County, NC, Refunding Revenue, Limited Obligations, Series A, 5.000%, 6/1/20	2,310,440
1,000,000	Cabarrus County, NC Installment Fing Contract Public Imps. Revenue Bonds, Callable 4/1/26 @100, 5.000%, 4/1/28	1,246,810
1,000,000	Cabarrus County, NC, Installment Financing Contract, Correctional Facility Improvements Certificate of Participation, Series C, Callable 6/1/18 @ 100, OID, 5.000%, 6/1/23	1,090,400
1,960,000	Cabarrus County, NC, Installment Financing Contract, School Improvements Certificate of Participation, 5.000%, 1/1/17	2,023,524
1,685,000	Cabarrus County, NC, Installment Financing Contract, School Improvements Certificate of Participation, Callable 1/1/19 @ 100, 5.000%, 1/1/20	1,874,647
1,730,000	Cabarrus County, NC, Installment Financing Contract, School Improvements Certificate of Participation, Callable 1/1/19 @ 100, 5.000%, 1/1/23	1,924,711
1,240,000	Cape Fear Public Utility Authority, Water & Sewer System, Improvements Refunding Revenue, 5.000%, 8/1/21	1,478,105
1,475,000	Cape Fear Public Utility Authority, Water & Sewer System, Improvements Refunding Revenue, Callable 8/1/21 @ 100, 5.000%, 8/1/26	1,756,695
1,535,000	Cape Fear Public Utility Authority, Water & Sewer System, Improvements Refunding Revenue, Callable 8/1/21 @ 100, 5.000%, 8/1/28	1,817,210
1,160,000	Cape Fear Public Utility Authority, Water & Sewer System, Improvements Revenue, Callable 8/1/18 @ 100, 5.000%, 8/1/26	1,269,933
1,030,000	Cape Fear Public Utility Authority, Water & Sewer System, Improvements Revenue, Callable 8/1/18 @ 100, 5.000%, 8/1/31	1,125,605
1,120,000	Cary, NC, Combined Utility Systems, Refunding Revenue, Callable 12/1/25 @ 100, 4.000%, 12/1/29	1,298,181

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	North Carolina — (continued)
$1,000,000	Catawba County, NC, School Improvements Refunding Revenue, 4.000%, 10/1/19	$1,100,930
1,000,000	Catawba County, NC, School Improvements Refunding Revenue, 4.000%, 10/1/20	1,120,780
1,000,000	Charlotte, NC, Charlotte Douglas International Airport Refunding Revenue, Callable 7/1/24 @ 100, 5.000%, 7/1/31	1,188,570
1,000,000	Charlotte, NC, Port, Airport & Marina Improvements Revenue, Series A, Callable 7/1/20 @ 100, 5.000%, 7/1/27	1,137,820
1,280,000	Charlotte, NC, Storm Water Fee Public, Improvements Revenue, Callable 6/1/16 @ 100, 5.000%, 6/1/20	1,290,099
1,000,000	Charlotte, NC, Storm Water Fee Public, Improvements Revenue, Callable 6/1/16 @ 100, 5.000%, 6/1/23	1,007,900
1,000,000	Charlotte, NC, Water & Sewer System, Refunding Revenue, Series B, Callable 7/1/20 @100, 5.000%, 7/1/25	1,160,580
2,000,000	Chatham County, NC, Refunding Revenue (County Guaranteed), 5.000%, 12/1/28	2,548,640
1,195,000	City Of Monroe Nc Ref Advance Refunding Revenue Bonds, Callable 3/1/26 @ 100, 5.000%, 3/1/29	1,472,360
2,000,000	Concord, NC, Utilities Systems, Refunding Revenue, Series B, Callable 12/1/19 @ 100, 5.000%, 12/1/22	2,240,980
1,000,000	Durham Capital Financing Corp., Limited Obligation Refunding Revenue, 5.000%, 6/1/21	1,183,280
1,410,000	Durham County, NC, Industrial Facilities & Pollution Control Financing Authority, Research Triangle Institute, University & College Improvements Revenue, 5.000%, 2/1/20	1,604,721
2,000,000	Durham County, NC, Public Improvements Certificate of Participation, Series A, Callable 6/1/19 @ 100, 5.000%, 6/1/24	2,255,640
1,000,000	Durham, NC, Refunding G.O., 4.000%, 9/1/25	1,205,130
1,750,000	Fayetteville, NC, Public Works Commission, Electric Light & Power Improvements Revenue, Callable 3/1/24 @ 100, 4.000%, 3/1/27	2,002,787
1,085,000	Franklin County, NC, Public Facilities Projects, Certificate of Participation, Callable 9/1/17 @ 100 (NATL), 5.000%, 9/1/22	1,145,207
1,030,000	Henderson County, NC, University & College Improvements Revenue, Series B, 4.000%, 12/1/16	1,053,680
1,010,000	Holly Springs, NC, Public Improvements Revenue, Callable 10/1/24 @ 100, 5.000%, 10/1/27	1,241,563
2,335,000	Iredell County, NC, Refunding G.O., Series B, 5.000%, 2/1/19	2,607,168
2,125,000	Iredell County, NC, Refunding G.O., Series B, 5.000%, 2/1/20	2,444,855
2,470,000	Iredell County, NC, Refunding G.O., Series B, 5.000%, 2/1/21	2,920,651
4,000,000	Johnston County, NC, Refunding G.O., 4.000%, 2/1/26	4,719,920

Continued

Sterling Capital North Carolina Intermediate Tax-Free Fund
Schedule of Portfolio Investments — (continued)
March 31, 2016 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	North Carolina — (continued)
$1,000,000	Lee County, NC, Public Facilities Projects, School Improvements Certificate of Participation, Callable 4/1/17 @ 100 (AGM), 5.000%, 4/1/19	$1,043,750
1,570,000	Lenoir County, NC, Refunding G.O., 4.000%, 2/1/19	1,702,681
1,705,000	Lenoir County, NC, Refunding G.O., 4.000%, 2/1/20	1,887,469
1,750,000	Lincoln County, NC, Refunding G.O., Series A, 5.000%, 6/1/18	1,908,147
2,535,000	Lincoln County, NC, Refunding G.O., Series A, 4.000%, 6/1/19	2,775,470
2,000,000	Mecklenburg County, NC, Refunding G.O., 5.000%, 2/1/21	2,369,220
1,280,000	Monroe, NC, Combined Enterprise System, Refunding Revenue (AGM), 4.000%, 3/1/19	1,386,522
1,855,000	New Hanover County, NC, New Hanover County Projects, Refunding Revenue, 5.000%, 12/1/19	2,119,894
1,015,000	New Hanover County, NC, New Hanover County Projects, Refunding Revenue, 5.000%, 12/1/20	1,191,285
1,270,000	New Hanover County, NC, New Hanover Regional Medical, Refunding Revenue, Callable 10/1/21 @ 100, 5.000%, 10/1/23	1,479,194
1,000,000	New Hanover County, NC, Regional Medical Center, Health Hospital, Nursing Home Improvements Revenue, Series A, Callable 10/1/19 @ 100 (AGM), 5.000%, 10/1/21	1,134,460
1,050,000	New Hanover County, NC, Regional Medical Center, Health Hospital, Nursing Home Improvements Revenue, Series A, Callable 10/1/19 @ 100 (AGM), 5.000%, 10/1/22	1,187,424
1,000,000	North Carolina Agricultural & Technical State University, Series A, Refunding Revenue, 5.000%, 10/1/32	1,194,370
1,215,000	North Carolina Agricultural & Technical State University, Series A, Refunding Revenue, 5.000%, 10/1/34	1,441,075
1,305,000	North Carolina Capital Facilities Finance Agency, Johnson & Wales University Project, Refunding Revenue, 5.000%, 4/1/21	1,519,803
1,000,000	North Carolina Capital Facilities Finance Agency, Johnson & Wales University Project, Refunding Revenue, Callable 4/1/23 @ 100, 5.000%, 4/1/25	1,197,780
1,000,000	North Carolina Eastern Municipal Power Agency, Electric, Lights & Power Improvements Revenue, Series A, Callable 7/1/22 @ 100, 5.000%, 1/1/25	1,224,780
1,640,000	North Carolina Eastern Municipal Power Agency, Electric, Lights & Power Improvements Revenue, Series A, OID, 6.400%, 1/1/21	1,874,126
1,005,000	North Carolina Medical Care Commission, First Mortgage Deerfield, Health, Hospital, Nursing Home Improvements Revenue, Series A, Callable 11/1/18 @ 100, OID, 6.000%, 11/1/33	1,098,254

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	North Carolina — (continued)
$1,500,000	North Carolina Medical Care Commission, Firsthealth Carolina, Refunding Revenue, Series C, OID, 4.000%, 10/1/18	$1,611,600
5,000,000	North Carolina Medical Care Commission, Health Care Facilities, Duke University Health System, Health, Hospital, Nursing Home Improvements Revenue, Callable 6/1/22 @ 100, Series A, 5.000%, 6/1/32	5,847,050
915,000	North Carolina Medical Care Commission, Health Care Facilities, Refunding Revenue, Appalachian Regional Healthcare System, Series A, 5.000%, 7/1/19	1,002,447
1,180,000	North Carolina Medical Care Commission, Health Care Facilities, Refunding Revenue, Appalachian Regional Healthcare System, Series A, 5.375%, 7/1/20	1,333,730
1,000,000	North Carolina Medical Care Commission, Mission Health Combine Group, Refunding Revenue, Callable 10/1/17 @ 100 (AGM-CR), 5.000%, 10/1/25	1,056,400
3,030,000	North Carolina Medical Care Commission, North Carolina Baptist Hospital, Refunding Revenue, 5.000%, 6/1/20	3,469,502
1,530,000	North Carolina Medical Care Commission, North Carolina Baptist Hospital, Refunding Revenue, Callable 6/1/20 @ 100, 5.250%, 6/1/29	1,733,918
2,780,000	North Carolina Medical Care Commission, Vidant Health Care Facilities, Refunding Revenue, Series A, Callable 6/1/22 @ 100, 5.000%, 6/1/24	3,245,122
2,000,000	North Carolina State University at Raleigh, Refunding Revenue, Series A, Callable 10/1/23 @ 100, 5.000%, 10/1/28	2,451,060
4,550,000	North Carolina State, Public Improvements, Revenue, Series C, Callable 5/1/21 @ 100, 4.000%, 5/1/23	5,138,907
2,380,000	North Carolina State, Refunding G.O., Series B, 5.000%, 4/1/17	2,485,244
1,250,000	Onslow County, NC, Refunding G.O., 5.000%, 12/1/21	1,496,175
1,520,000	Onslow Water & Sewer Authority, Water Utility Improvements Revenue, Series B, Callable 11/9/15 @ 100 (XLCA), 5.000%, 6/1/21	1,525,259
1,365,000	Orange County, NC, Public Facilities Co., Public Improvements, Revenue, Callable 10/1/21 @ 100, 5.000%, 10/1/23	1,637,058
1,105,000	Pasquotank County, NC, Refunding Certificate of Participation (NATL), 5.250%, 6/1/18	1,195,864
1,000,000	Pasquotank County, NC, Refunding Certificate of Participation (NATL), 5.250%, 6/1/19	1,114,490
1,210,000	Pender County, NC, Limited Obligation Refunding Revenue, Callable 6/1/22 @ 100, 5.000%, 6/1/26	1,458,607
1,390,000	Pitt County, NC, Certificate of Participation, Refunding, Callable 4/1/22 @ 100, 5.000%, 4/1/24	1,653,655
1,395,000	Pitt County, NC, Certificate of Participation, Refunding, Callable 4/1/22 @ 100, 5.000%, 4/1/25	1,649,350

Continued

Sterling Capital North Carolina Intermediate Tax-Free Fund
Schedule of Portfolio Investments — (continued)
March 31, 2016 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	North Carolina — (continued)
$2,160,000	Raleigh Durham Airport Authority, Refunding Revenue, Series B1, Callable 5/1/20 @ 100, 5.000%, 11/1/28	$2,476,202
1,500,000	Raleigh, NC, Combined Enterprise System, Refunding Revenue, Series A, Callable 3/1/23 @ 100, 5.000%, 3/1/27	1,836,345
1,615,000	Raleigh, NC, Combined Enterprise System, Refunding Revenue, Series A, Callable 3/1/23 @ 100, 5.000%, 3/1/28	1,972,190
1,070,000	Raleigh, NC, Public Improvements, Revenue, Series A, Callable 10/1/24 @ 100, 4.000%, 10/1/31	1,188,759
1,560,000	Rockingham County, NC, Public Improvements Certificate of Participation (Assured Guaranty), 5.000%, 4/1/17	1,628,250
1,510,000	Rockingham County, NC, Refunding Revenue, 5.000%, 4/1/18	1,634,016
1,985,000	Sampson County, NC, Refunding Revenue, Callable 12/1/25 @ 100, 5.000%, 12/1/26	2,464,100
1,000,000	Union County, NC, Enterprise Systems, Refunding Revenue, Series A, Callable 12/1/21 @ 100, 4.000%, 12/1/22	1,143,880
2,205,000	Union County, NC, Refunding G.O., Series A, 5.000%, 3/1/22	2,679,428
1,000,000	Union County, NC, Refunding Revenue, 5.000%, 12/1/23	1,245,180
2,285,000	University of North Carolina at Greensboro, Refunding Revenue, Callable 4/1/21 @ 100, 5.000%, 4/1/23	2,702,744
1,695,000	University of North Carolina at Greensboro, University & College Improvements Revenue, Callable 4/1/24 @ 100, 5.000%, 4/1/28	2,049,001
3,260,000	University of North Carolina System, Appalachian State University, Refunding Revenue, Series B1, Callable 4/1/20 @ 100, 5.250%, 10/1/22	3,809,636
3,130,000	University of North Carolina System, Asheville/Wilmington, Refunding Revenue, Series C, Callable 4/1/20 @ 100 (Assured Guaranty), 5.000%, 10/1/20	3,645,135
1,485,000	University of North Carolina System, Asheville/Wilmington, Refunding Revenue, Series C, Callable 4/1/20 @ 100 (Assured Guaranty), 5.250%, 10/1/24	1,730,441
1,975,000	University of North Carolina System, The University of North Carolina at Greensboro, Refunding Revenue, Series B2, 5.000%, 4/1/17	2,057,871
1,000,000	University of North Carolina System, University & College Improvements, General Trust Indenture Revenue, Series C, 4.500%, 10/1/17	1,050,750
250,000	University of North Carolina System, University & College Improvements, Prerefunded Revenue, Series A, Callable 10/1/16 @ 100, 5.000%, 10/1/17	255,605
120,000	University Of North Carolina System, University & College Improvements, Refunding Revenue, Series A, 5.000%, 10/1/17	122,677

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	North Carolina — (continued)
$ 405,000	University Of North Carolina System, University & College Improvements, Unrefunded Revenue, Series A, 5.000%, 10/1/17	$414,173
3,000,000	Wake County Industrial Facilities & Pollution Control Financing Authority, Duke Energy Progress, Refunding Revenue, Callable 6/1/23 @ 100, 4.000%, 6/1/41	3,158,400
2,125,000	Watauga Public Facilities Corp., Revenue, Series A, Callable 6/1/22 @ 100, 5.000%, 6/1/24	2,536,358
1,000,000	Watauga Public Facilities Corp., Revenue, Series A, Callable 6/1/22 @ 100, 5.000%, 6/1/26	1,179,360
1,000,000	Winston-Salem State University Foundation LLC, Refunding Revenue, Callable 4/1/22 @ 100, 5.000%, 4/1/25	1,149,770
1,000,000	Winston-Salem, NC, Transit Improvements, Refunding Revenue, Series C, Callable 6/1/24 @ 100, 5.000%, 6/1/30	1,199,950
1,165,000	Winston-Salem, NC, Water & Sewer System, Refunding Revenue, Series A, 5.000%, 6/1/24	1,471,162
1,000,000	Winston-Salem, NC, Water & Sewer System, Refunding Revenue, Series A, Callable 6/1/17 @ 100, 5.000%, 6/1/19	1,050,650
1,875,000	Winston-Salem, NC, Water & Sewer System, Refunding Revenue, Series A, Callable 6/1/24 @ 100, 5.000%, 6/1/25	2,346,956
1,000,000	Winston-Salem, NC, Water & Sewer System, Refunding Revenue, Series A, Callable 6/1/24 @ 100, 5.000%, 6/1/28	1,236,440

	Total Municipal Bonds (Cost $180,629,312)	192,475,871

Continued

Sterling Capital North Carolina Intermediate Tax-Free Fund
Schedule of Portfolio Investments — (continued)
March 31, 2016 (Unaudited)

Shares
MONEY MARKET FUND — 3.0%

6,016,965	Federated North Carolina Municipal Cash Trust, Institutional Shares, 0.010%(a)	$6,016,965

	Total Money Market Fund (Cost $6,016,965)	6,016,965

Total Investments — 99.1% (Cost $186,646,277)		198,492,836
Net Other Assets (Liabilities) — 0.9%		1,864,018

NET ASSETS — 100.0%		$200,356,854

(a)	Represents the current yield as of report date.

AGM — Assured Guaranty Municipal Corp.

CR — Custodial Receipts

G.O. — General Obligation

NATL — National Public Finance Guarantee Corp.

OID — Original Issue Discount

RE — Reinsurance

XLCA — XL Capital Assurance

See accompanying Notes to the Financial Statements.

Sterling Capital South Carolina Intermediate Tax-Free Fund
Schedule of Portfolio Investments
March 31, 2016 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — 94.1%

	South Carolina — 94.1%
$1,515,000	Anderson County, SC, School District No 4, Refunding, G.O., Series A, Callable 3/1/25 @ 100, (SCSDE), 5.000%, 3/1/28	$1,870,086
1,190,000	Anderson County, SC, School District No 5, Advance Refunding, G.O., (SCSDE), 5.000%, 3/1/23	1,464,604
1,215,000	Anderson County, SC, School District No 5, School Improvements, G.O., (SCSDE), 5.000%, 3/1/25	1,532,844
1,000,000	Anderson Regional Joint Water System, Refunding Revenue, Series A, Callable 7/15/21 @ 100, 5.000%, 7/15/25	1,160,270
1,095,000	Anderson, SC, Water & Sewer, Refunding Revenue (AGM), 5.000%, 7/1/19	1,231,327
1,000,000	Beaufort County, SC, School District, Advance Refunding, G.O., (SCSDE), 5.000%, 3/1/22	1,207,950
1,000,000	Beaufort County, SC, School District, Refunding G.O., Series A, Callable 3/1/17 @ 100 (AGM, SCSDE), 5.000%, 3/1/27	1,040,290
1,000,000	Charleston County, SC, Capital Improvements Transportation Sales Tax, Public Improvements G.O., Callable 11/1/21 @ 100 (State Aid Withholding), 5.000%, 11/1/22	1,206,100
1,000,000	Charleston County, SC, Port, Airport & Marina Improvements Revenue, 5.000%, 12/1/22	1,222,420
2,500,000	Charleston Educational Excellence Finance Corp., Charleston County School Refunding Revenue, 5.000%, 12/1/21	2,995,750
1,000,000	City of Myrtle Beach, SC, Water & Sewer Revenue, Advance Refunding, Revenue Bonds, Callable 3/1/26 @ 100, 5.000%, 3/1/28	1,239,850
1,910,000	Clover School District No. 2, Advance Refunding, G.O., (SCSDE), 5.000%, 3/1/18	2,063,411
1,355,000	Coastal Carolina University, University & College Improvements Revenue, Callable 6/1/24 @ 100, 5.000%, 6/1/34	1,580,906
1,295,000	College of Charleston, University & College Improvements Refunding Revenue, Series A, Callable 4/1/21 @ 100, 5.000%, 4/1/25	1,495,829
1,000,000	College of Charleston, University & College Improvements Revenue, Series A, Callable 4/1/24 @ 100, 5.000%, 4/1/25	1,221,200
1,095,000	Columbia, SC, Recreational Facilities Improvements Revenue, Callable 2/1/24 @ 100, 4.000%, 2/1/31	1,201,357
1,170,000	Easley Combined Utility System, Refunding Revenue, Callable 12/1/19 @ 100, (Assured Guaranty), 5.000%, 12/1/24	1,336,690
1,135,000	East Richland County Public Service District, Refunding Revenue, 4.000%, 1/1/22	1,291,414
600,000	Educational Facilities Authority, Wofford College, University & College Improvements Revenue, Series B, 2.000%, 4/1/27(a)	601,392
1,000,000	Florence County, SC, McLeod Regional Medical Center Project, Refunding Revenue, Callable 11/1/24 @ 100, 5.000%, 11/1/28	1,199,710
1,100,000	Florence County, SC, McLeod Regional Medical Center Project, Refunding Revenue, Callable 11/1/24 @ 100, 5.000%, 11/1/33	1,289,893

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	South Carolina — (continued)
$1,895,000	Florence County, SC, Public Improvements, G.O., (State Aid Withholding), 4.000%, 6/1/20	$2,117,227
1,000,000	Greenville County, SC, School District Building Refunding Revenue, 5.000%, 12/1/22	1,215,040
1,075,000	Greenville County, SC, School District Building Refunding Revenue, Callable 12/1/16 @ 100, 5.000%, 12/1/22	1,107,336
570,000	Greenville County, SC, School District Building Refunding Revenue, Callable 12/1/16 @ 100, OID, 4.250%, 12/1/21	584,193
1,340,000	Greenville Health System, Hospital System Board, Refunding Revenue, 5.000%, 5/1/21	1,567,291
1,000,000	Greenville Health System, Hospital System Board, Refunding Revenue, Callable 5/1/22 @ 100, 5.000%, 5/1/31	1,149,990
1,000,000	Greenwood County, SC, Self Regional Healthcare Refunding Revenue, Series B, Callable 4/1/22 @ 100, 5.000%, 10/1/24	1,158,400
530,000	Greenwood County, SC, Self Regional Healthcare Revenue, Callable 10/1/19 @ 100, OID, 5.000%, 10/1/23	594,803
1,175,000	Greenwood, SC, Combined Public Utility Revenue, Series A, 4.000%, 12/1/18	1,263,101
1,000,000	Horry County, SC, School District, Refunding, G.O., Series B (SCSDE), 5.000%, 3/1/23	1,228,540
1,000,000	Kershaw County, SC, Kershaw County School District Project, Refunding Revenue, 5.000%, 12/1/23	1,205,050
500,000	Kershaw County, SC, Kershaw County School District Project, Refunding Revenue (AGC), 5.000%, 12/1/16	514,740
1,460,000	Lancaster Educational Assistance Program, Inc., SC, Lancaster County School District Refunding Revenue, Series B, Callable 12/1/23 @ 100, 5.000%, 12/1/24	1,774,367
645,000	Lexington County, SC, Health Services District, Inc., Refunding Revenue, Callable 11/1/17 @ 100, 5.000%, 11/1/19	686,299
1,000,000	Lexington County, SC, Health Services District, Inc., Refunding Revenue, Callable 11/1/17 @ 100, 5.000%, 11/1/23	1,060,440
785,000	Lexington County, SC, Health Services District, Inc., Refunding Revenue, Callable 11/1/21 @ 100, 5.000%, 11/1/22	931,528
1,000,000	Lexington County, SC, School District No. 1, G.O., Series C (SCSDE), 5.000%, 2/1/21	1,180,380
1,000,000	Lexington One School Facilities Corp., Lexington County School District No. 1 Revenue, 5.000%, 12/1/16	1,029,550
940,000	Lexington, SC, Combined Waterworks & Sewer System Refunding Revenue, Callable 4/1/21 @ 100, 5.000%, 4/1/22	1,094,113
1,000,000	Lugoff-Elgin Water Authority, Refunding Revenue, Series B, Callable 7/1/26 @ 100, 5.000%, 7/1/30	1,227,320
1,460,000	Newberry, SC, Refunding Revenue (AGM), 5.000%, 4/1/24	1,773,301
835,000	Oconee County, SC, Duke Power Co. Project Refunding Revenue, 3.600%, 2/1/17	854,155

Continued

Sterling Capital South Carolina Intermediate Tax-Free Fund
Schedule of Portfolio Investments — (continued)
March 31, 2016 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	South Carolina — (continued)
$1,140,000	Oconee County, SC, School District, School Improvements, G.O., (SCSDE), Series A, 5.000%, 3/1/24	$1,421,854
810,000	Orangeburg County, SC, School District No. 5, Refunding G.O. (SCSDE), 5.000%, 3/1/21	948,793
600,000	Piedmont Municipal Power Agency, Power System Refunding Revenue, Series A3 (Assured Guaranty), 5.000%, 1/1/18	642,612
1,000,000	Piedmont Municipal Power Agency, Power System Refunding Revenue, Series B, Callable 1/1/22 @ 100, 4.000%, 1/1/23	1,126,050
230,000	Piedmont Municipal Power Agency, Power System, Prerefunded, Refunding Revenue (NATL), OID, 5.375%, 1/1/25	257,648
1,000,000	Renewable Water Resources Sewage System, Refunding Revenue, 4.000%, 1/1/20	1,101,200
1,000,000	Rock Hill, SC, Combined Utility System, Refunding Revenue, Series A, Callable 1/1/22 @ 100 (AGM), 5.000%, 1/1/23	1,187,250
1,000,000	Rock Hill, SC, Hospital Fee Pledge, Refunding Revenue, Callable 4/1/23 @100, 5.000%, 4/1/33	1,132,180
1,090,000	Rock Hill, SC, Ltd. Obligations, Hospitality Fee Pledge, Refunding Revenue, 5.000%, 4/1/21	1,265,708
1,500,000	SCAGO Educational Facilities Corp. for Cherokee School District No. 1, Refunding Revenue, 5.000%, 12/1/24	1,828,155
1,135,000	SCAGO Educational Facilities Corp. for Colleton School District, Refunding Revenue, 5.000%, 12/1/20	1,306,771
825,000	SCAGO Educational Facilities Corp. for Pickens School District, Pickens County Project, School Improvements Revenue, Callable 12/1/16 @ 100, (AGM), 5.000%, 12/1/19	848,950
790,000	SCAGO Educational Facilities Corp. for Union School District, Refunding Revenue, 5.000%, 12/1/21	927,365
500,000	SCAGO Public Facilities Corp. for Georgetown County, Georgetown County Project, Refunding Revenue, Series A, 5.000%, 12/1/18	551,140
500,000	SCAGO Public Facilities Corp. for Georgetown County, Georgetown County Project, Refunding Revenue, Series A, 5.000%, 12/1/19	566,435
550,000	South Carolina Jobs-Economic Development Authority, AnMed Health Project, Refunding & Improvement Revenue, Series B (Assured Guaranty), 5.000%, 2/1/19	605,853
1,000,000	South Carolina Jobs-Economic Development Authority, Bons Secours Health System, Inc., Refunding Revenue, Callable 11/1/22 @ 100, 5.000%, 11/1/24	1,188,460
1,500,000	South Carolina Jobs-Economic Development Authority, Conway Hospital Income Project, Health, Hospital, Nursing Home Improvements Revenue, Callable 7/1/22 @ 100, 5.000%, 7/1/23	1,740,645

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	South Carolina — (continued)
$ 580,000	South Carolina Jobs-Economic Development Authority, Furman University, Refunding Revenue, 5.000%, 10/1/24	$718,330
500,000	South Carolina Jobs-Economic Development Authority, Palmetto Health Facilities, Refunding Revenue, Series A (AGM), 5.000%, 8/1/19	554,010
500,000	South Carolina Jobs-Economic Development Authority, Palmetto Health, Refunding & Improvement Facilities Revenue, OID, 5.000%, 8/1/18	538,790
1,150,000	South Carolina Ports Authority, Port, Airport & Marina Improvements Revenue, 5.000%, 7/1/19	1,288,863
335,000	South Carolina State Public Service Authority, Prerefunded, Current Refunding, Revenue Bonds, Series A, Callable 1/1/19 @ 100, 5.000%, 1/1/27	372,316
345,000	South Carolina State Public Service Authority, Prerefunded, Current Refunding, Revenue Bonds, Series A, Callable 1/1/19 @ 100, 5.000%, 1/1/32	383,430
695,000	South Carolina State Public Service Authority, Unrefunded, Current Refunding, Revenue Bonds, Series A, Callable 1/1/19 @ 100, 5.000%, 1/1/27	766,620
670,000	South Carolina State Public Service Authority, Unrefunded, Current Refunding, Revenue Bonds, Series A, Callable 1/1/19 @ 100, 5.000%, 1/1/32	731,030
600,000	Spartanburg Regional Health Services District, Refunding Revenue, Series A, Callable 4/15/18 @ 100, (Assured Guaranty), 5.250%, 4/15/21	650,388
500,000	University of South Carolina, Refunding Revenue, Series A, Callable 5/1/20 @ 100, 5.000%, 5/1/28	568,780

	Total Municipal Bonds (Cost $76,194,143)	79,990,083

Shares
MONEY MARKET FUND — 4.9%
4,140,435	Federated Tax Free Obligations Fund, Institutional Shares, 0.14%(b)	4,140,435

	Total Money Market Fund (Cost $4,140,435)	4,140,435

Total Investments — 99.0% (Cost $80,334,578)		84,130,518
Net Other Assets (Liabilities) — 1.0%		843,433

NET ASSETS — 100.0%		$84,973,951

(a)

The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of March 31, 2016. The maturity date reflected is the final maturity date.

(b)	Represents the current yield as of report date.

Continued

Sterling Capital South Carolina Intermediate Tax-Free Fund
Schedule of Portfolio Investments — (continued)
March 31, 2016 (Unaudited)

AGC — Assured Guaranty Corp.

AGM — Assured Guaranty Municipal Corp.

G.O. — General Obligation

NATL — National Public Finance Guarantee Corp.

OID — Original Issue Discount

SCAGO — South Carolina Association of Governmental Organizations

SCSDE — South Carolina School District Enhancement

See accompanying Notes to the Financial Statements.

Sterling Capital Virginia Intermediate Tax-Free Fund
Schedule of Portfolio Investments
March 31, 2016 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — 96.8%

	District of Columbia — 1.7%
$1,160,000	Metropolitan Washington Airports Authority, Port, Airport & Marina Improvement Revenue, Series A, Callable 10/1/20 @ 100, 5.000%, 10/1/23	$1,347,004
625,000	Metropolitan Washington Airports Authority, Refunding Revenue, Series B, Callable 10/1/19 @ 100, 5.000%, 10/1/21	708,237

		2,055,241

	Virginia — 95.1%
1,000,000	Albemarle County, VA, Economic Development Authority, Albemarle County Project, Public Improvements Revenue, 5.000%, 6/1/21	1,183,280
1,730,000	Albemarle County, VA, Economic Development Authority, Albemarle County Project, Public Improvements Revenue, Callable 6/1/22 @ 100, 5.000%, 6/1/23	2,063,336
2,760,000	Albemarle County, VA, Economic Development Authority, Refunding Revenue, 5.000%, 6/1/20	3,188,407
1,000,000	Alexandria, VA, Refunding G.O. (State Aid Withholding), 5.000%, 6/15/21	1,194,830
1,000,000	Arlington County, VA, Industrial Development Authority, VA Hospital Center Arlington, Refunding Revenue, 5.000%, 7/1/18	1,084,550
1,100,000	Chesterfield County, VA, Economic Development Authority, Electric & Power, Refunding Revenue, Series A, Callable 5/1/19 @ 100, 5.000%, 5/1/23	1,233,034
1,145,000	Culpeper County, VA, Economic Development Authority, VA Capital Projects, Refunding Revenue, Callable 6/1/24 @ 100, 4.000%, 6/1/26	1,311,025
1,410,000	Fairfax County, VA, Economic Development Authority, Community Services Facilities Project, Health, Hospital, Nursing, Home Improvements, Revenue, Series A, 4.500%, 3/1/21	1,625,462
1,875,000	Fairfax County, VA, Economic Development Authority, Goodwin House Inc., Refunding Revenue, Callable 10/1/17 @ 100, 5.000%, 10/1/27	1,952,963
2,500,000	Fairfax County, VA, Economic Development Authority, Laurel Hill Public Facilities Project, Refunding Revenue, Series A, 5.000%, 6/1/22	3,006,450
1,000,000	Fairfax County, VA, Industrial Development Authority, Inova Health System Project, Refunding Revenue, (AGM-CR), OID, 5.250%, 8/15/19	1,077,910
495,000	Fairfax County, VA, Industrial Development Authority, Inova Health Systems Project, Refunding Revenue, Series C, 5.000%, 5/15/18	538,936
1,455,000	Fairfax County, VA, Public Improvements, Advance Refunding G.O., Series A, Callable 4/1/26 @ 100 (State Aid Withholding), 4.000%, 10/1/26	1,741,227
2,160,000	Fairfax County, VA, Sewer Improvements Revenue, Callable 7/15/21 @ 100, 5.000%, 7/15/22	2,582,517

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	Virginia — (continued)
$1,000,000	Fredericksburg Economic Development Authority, Mary Washington Healthcare Obligation Group, Refunding Revenue, Callable 6/15/24 @ 100, 5.000%, 6/15/26	$1,179,820
1,000,000	Hampton, VA, Public Improvements, Refunding G.O., Series A, Callable 1/15/19 @ 100, 5.000%, 1/15/21	1,114,330
1,700,000	Leesburg, VA, Refunding G.O., Callable 1/15/24 @ 100, (State Aid Withholding), 4.000%, 1/15/27	1,950,461
1,000,000	Leesburg, VA, Refunding G.O., Callable 1/15/25 @ 100, (State Aid Withholding), 5.000%, 1/15/27	1,251,500
1,000,000	Loudoun County, VA, Economic Development Authority, Public Improvements Revenue, Callable 12/1/24 @ 100, 5.000%, 12/1/27	1,226,290
1,665,000	Loudoun County, VA, Industrial Development Authority, Refunding Revenue, 4.000%, 12/15/22	1,945,020
1,465,000	Montgomery County, VA, Economic Development Authority, Virginia Tech Foundation, Refunding Revenue, Series A, Callable 6/1/20 @ 100, 5.000%, 6/1/27	1,673,557
2,460,000	Montgomery County, VA, Economic Development Authority, Virginia Tech Foundation, Refunding Revenue, Series A, Callable 6/1/21 @ 100, 5.000%, 6/1/24	2,892,050
1,315,000	Montgomery County, VA, Industrial Development Authority, Public Projects, Public Improvements, Revenue, 5.000%, 2/1/18	1,414,545
1,445,000	Montgomery County, VA, Industrial Development Authority, Public Projects, Public Improvements, Revenue, Callable 2/1/18 @ 100, 5.000%, 2/1/24	1,556,092
1,250,000	New River Valley Regional Jail Authority Correctional Facilities Improvement Advance Refunding Revenue, Callable 10/1/26 @ 100, 5.000%, 10/1/27	1,564,900
2,000,000	Newport News, VA, General Water Improvements, Refunding G.O., Series A, 4.000%, 7/15/20	2,245,680
1,000,000	Newport News, VA, General Water Improvements, Refunding G.O., Series B, 5.250%, 7/1/21	1,206,580
1,000,000	Norfolk, VA, Economic Development Authority, Bon Secours Health System, Inc., Refunding Revenue, Callable 11/1/22 @ 100, 5.000%, 11/1/29	1,161,400
1,000,000	Norfolk, VA, Economic Development Authority, Sentara Healthcare Facilities, Refunding Revenue, Series B, Callable 11/1/22 @ 100, 5.000%, 11/1/25	1,186,540
1,000,000	Norfolk, VA, Economic Development Authority, Sentara Healthcare, Refunding Revenue, Series B, Callable 11/1/22 @ 100, 5.000%, 11/1/24	1,196,310
1,465,000	Norfolk, VA, Economic Development Authority, Sentara Healthcare, Refunding Revenue, Series B, Callable 11/1/22 @ 100, 5.000%, 11/1/36	1,696,617

Continued

Sterling Capital Virginia Intermediate Tax-Free Fund
Schedule of Portfolio Investments — (continued)
March 31, 2016 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	Virginia — (continued)
$1,000,000	Norfolk, VA, Water Utility Improvements Revenue, Callable 11/1/18 @ 100, 5.000%, 11/1/23	$1,106,260
1,000,000	Pittsylvania County, VA, School Improvements G.O., Series B, 5.000%, 2/1/19	1,115,370
1,775,000	Pittsylvania County, VA, School Improvements G.O., Series B, Callable 2/1/19 @ 100, OID, 5.375%, 2/1/21	1,999,183
1,160,000	Poquoson, VA, Refunding G.O., (State Aid Withholding), 5.000%, 2/15/21	1,366,944
1,700,000	Portsmouth, VA, Public Improvements, Refunding G.O., Series A, Callable 2/1/23 @ 100, (State Aid Withholding), 5.000%, 2/1/27	2,057,680
1,325,000	Portsmouth, VA, Public Utilities, Refunding G.O., Series A, Callable 7/15/22 @ 100, (State Aid Withholding), 5.000%, 7/15/24	1,613,996
1,440,000	Portsmouth, VA, Refunding G.O., Series B, Callable 7/15/19 @ 100, 5.250%, 7/15/23	1,632,341
1,055,000	Portsmouth, VA, Refunding G.O., Series D, Callable 7/15/20 @ 100, 5.000%, 7/15/21	1,233,137
1,150,000	Prince William County, VA, County Facilities, Refunding Certificate of Participation, 5.000%, 10/1/21	1,372,111
1,245,000	Rappahannock Regional Jail Authority, Refunding Revenue, Callable 10/1/2025 @ 100, 5.000%, 10/1/26	1,566,695
2,000,000	Richmond, VA, Public Improvements, Refunding G.O., Series A, Callable 3/1/24 @ 100 (State Aid Withholding), 5.000%, 3/1/28 .	2,431,820
2,195,000	Riverside Regional Jail Authority, Refunding Revenue, Callable 7/1/25 @ 100, 5.000%, 7/1/27	2,715,105
1,000,000	Riverside Regional Jail Authority, Refunding Revenue, Callable 7/1/25 @ 100, 5.000%, 7/1/30	1,213,110
1,760,000	Riverside, VA, Regional Jail Authority, Refunding Revenue, 5.000%, 7/1/22	2,116,312
1,415,000	Roanoke, VA, Economic Development Authority, Carillion Health System, Remarketing, Refunding Revenue, Series C, (AGM), 5.000%, 7/1/17	1,487,108
885,000	Smyth County, VA, Industrial Development Authority, Mountain States Health Alliance Refunding Revenue, 5.000%, 7/1/20	981,952
1,000,000	Smyth County, VA, Industrial Development Authority, Mountain States Health Alliance Refunding Revenue, Callable 7/1/20 @ 100, OID, 5.000%, 7/1/23	1,111,490
1,530,000	Smyth County, VA, Public Improvement, Refunding G.O., Series A, Callable 11/1/21 @ 100 (State Aid Withholding), 5.000%, 11/1/25	1,796,495
1,220,000	Spotsylvania County, VA, Economic Development Authority, Refunding Revenue, 5.000%, 6/1/22	1,470,332
1,420,000	Spotsylvania County, VA, Water & Sewer System, Refunding Revenue, Series A, Callable 6/1/20 @ 100, 5.000%, 6/1/28	1,614,242
2,425,000	Suffolk, VA, Public Improvements, Refunding G.O., Series A, (NATL), 5.000%, 2/1/17	2,514,507

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	Virginia — (continued)
$1,100,000	Virginia Biotechnology Research Partnership Authority, Constructions Laboratories Project, Refunding Revenue, 5.000%, 9/1/19	$1,246,355
2,500,000	Virginia College Building Authority, 21st Century College & Equipment, University & College Improvements Revenue, Series A, 5.000%, 2/1/22	3,009,100
1,750,000	Virginia College Building Authority, Advance Refunding Revenue, Series B, Callable 9/1/24 @ 100 (State Aid Withholding), 4.000%, 9/1/25	2,021,320
1,000,000	Virginia College Building Authority, Educational Refunding Revenue, Series A, (State Intercept), 5.000%, 9/1/19	1,135,940
1,805,000	Virginia College Building Authority, Public Higher Education Financing Program, Refunding Revenue, Series B, (State Intercept), 5.000%, 9/1/20	2,107,644
1,065,000	Virginia Commonwealth Transportation Board Refunding Revenue, Series B, 5.000%, 5/15/25	1,357,481
1,850,000	Virginia Commonwealth Transportation Board, Federal Transportation Grant, Transit Improvements, Revenue, Series B, Callable 9/15/22 @ 100, 5.000%, 3/15/23	2,249,249
1,500,000	Virginia Port Authority Commonwealth Port Fund, Port, Airport & Marina Improvements Revenue, Callable 7/1/20 @ 100, 5.000%, 7/1/28	1,732,770
2,000,000	Virginia Public Building Authority, Public Improvements Revenue, Series A, Callable 8/1/21 @ 100, 5.000%, 8/1/26	2,361,780
2,000,000	Virginia Public School Authority, Refunding Revenue, (State Aid Withholding), 5.000%, 8/1/20	2,333,760
1,000,000	Virginia Public School Authority, School Financing 1997 Resolution, School Improvement Revenue, Series B, Callable 8/1/17 @100, (NATL-RE), 5.000%, 8/1/26	1,057,020
1,150,000	Virginia Resources Authority, State Revolving Fund, Refunding Revenue, 5.500%, 10/1/17	1,233,122
1,835,000	Virginia Small Business Financing Authority, Sentara Healthcare Refunding Revenue, 4.000%, 11/1/16	1,871,517
1,255,000	Western Regional Jail Authority, Correctional Facilities Improvement Revenue, Callable 6/1/17 @ 100, (NATL-RE), 4.750%, 6/1/23	1,313,922
1,525,000	Western Regional Jail Authority, Refunding Revenue, Callable 12/1/25 @ 100, 5.000%, 12/1/26	1,903,475
700,000	Winchester, VA, Economic Development Authority, Valley Health System Obligated Group, Hospital Refunding Revenue, 5.000%, 1/1/22	828,121

Continued

Sterling Capital Virginia Intermediate Tax-Free Fund
Schedule of Portfolio Investments — (continued)
March 31, 2016 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	Virginia — (continued)
$920,000	Winchester, VA, Economic Development Authority, Valley Health System Obligated Group, Hospital Refunding Revenue, Series A, Callable 1/1/24 @ 100, 5.000%, 1/1/26	$1,091,074

		113,615,459

	Total Municipal Bonds (Cost $109,218,167)	115,670,700

Shares
MONEY MARKET FUND — 2.2%

2,656,129	Federated Virginia Municipal Money Market Portfolio, Institutional Shares, 0.010%(a)	2,656,128

	Total Money Market Fund (Cost $2,656,129)	2,656,128

Total Investments — 99.0% (Cost $111,874,296)		118,326,828
Net Other Assets (Liabilities) — 1.0%		1,231,429

NET ASSETS — 100.0%		$119,558,257

(a)	Represents the current yield as of report date.

AGM — Assured Guaranty Municipal Corp.

CR — Custodial Receipts

G.O. — General Obligation

NATL — National Public Finance Guarantee Corp.

OID — Original Issue Discount

RE — Reinsurance

See accompanying Notes to the Financial Statements.

Sterling Capital West Virginia Intermediate Tax-Free Fund
Schedule of Portfolio Investments
March 31, 2016 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — 97.3%

$1,060,000	Berkeley County, WV, Building Commission, Judicial Center Project, Refunding Revenue, Callable 9/1/21 @ 100, 4.500%, 9/1/23	$1,201,786
1,085,000	Berkeley County, WV, Building Commission, Lease Refunding Revenue, Callable 12/1/22 @ 100, 4.000%, 12/1/26	1,199,608
1,500,000	Berkeley County, WV, Public Service Sewer District, Miscellaneous Purposes Revenue, Series C, Callable 10/1/23 @ 100, (BAM), 4.500%, 10/1/32	1,689,795
765,000	Berkeley County, WV, Public Service Sewer District, Sewer Improvements Revenue, Series A, 5.000%, 3/1/22	767,547
670,000	Braxton County, WV, Board of Education, Public School Improvements G.O., Callable 5/1/18 @ 100, (AGM, West Virginia Board Commission), 5.000%, 5/1/23	724,444
1,090,000	City Of Charles Town, WV, Waterworks & Sewerage System, Water Utility Improvements Revenue, 4.500%, 3/1/36	1,212,505
1,000,000	County Of Ohio, WV, Special District Excise Tax, Refunding Revenue, Series B, 4.375%, 3/1/35	1,015,010
1,215,000	Fairmont State University, WV, University & College Improvements, Refunding Revenue, Series B, 4.000%, 6/1/19	1,319,855
1,005,000	Fairmont State University, WV, University & College Improvements, Refunding Revenue, Series A, Callable 6/1/21 @ 100, 5.000%, 6/1/23	1,177,599
1,495,000	Fairmont State University, WV, University & College Improvements, Refunding Revenue, Series B, Callable 6/1/21 @ 100, 5.000%, 6/1/23	1,751,751
1,100,000	Fairmont, WV, Waterworks Refunding Revenue, Series D, Callable 7/1/19 @100, (AGM), 4.000%, 7/1/24	1,169,762
2,150,000	Greenbrier County, WV, Board of Education, Public School Improvements G.O., (AGM), 5.000%, 5/1/18	2,335,567
1,505,000	Jefferson County, WV, Board of Education Public School, Refunding G.O., (West Virginia Board Commission), 4.000%, 5/1/19	1,633,768
1,700,000	Marshall University, WV, Refunding Revenue, 5.000%, 5/1/19	1,901,178
1,390,000	Marshall University, WV, University & College Improvements Revenue, Callable 5/1/21 @ 100, 5.000%, 5/1/26	1,614,666
1,560,000	Marshall University, WV, University & College Improvements Revenue, Callable 5/1/21 @ 100, 5.000%, 5/1/27	1,812,143
1,000,000	Mason County, WV, Appalachian Power Co., Industrial Improvements Revenue, Series L, 1.625%, 10/1/22(a)	1,005,880
1,545,000	Monongalia County, WV, Board of Education, Public School Refunding G.O., (West Virginia Board Commission), 5.000%, 5/1/20	1,774,046
1,000,000	Monongalia County, WV, Board of Education, Public School Refunding G.O., Callable 5/1/22 @ 100, (West Virginia Board Commission), 5.000%, 5/1/23	1,192,730

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

$ 675,000	Monongalia County, WV, Board of Education, Public School Refunding G.O., Callable 5/1/22 @ 100, (West Virginia Board Commission), 5.000%, 5/1/31	$797,641
965,000	Monongalia County, WV, Board of Education, Public School Refunding G.O., Callable 5/1/22 @ 100, (West Virginia Board Commission), 5.000%, 5/1/33	1,132,447
915,000	Monongalia County, WV, Building Commission, Health System Obligated Group Refunding Revenue, Callable 7/1/21 @ 100, OID, 6.250%, 7/1/31	1,080,816
2,000,000	Monongalia County, WV, Building Commission, Monongalia Health System Group Refunding Revenue, Callable 7/1/25 @ 100, 5.000%, 7/1/26	2,399,640
390,000	Ohio County, WV, County Commission, Fort Henry Centre Financing District, Public Improvement, Tax Allocation, Series A, 5.350%, 6/1/17	401,376
1,000,000	Parkersburg, WV, Combined Waterworks & Sewerage System, Refunding Revenue, Series A, Callable 8/1/21 @ 100, (BAM), 4.000%, 8/1/22	1,113,680
1,210,000	Pleasants County, WV, Board of Education, Public School Improvements G.O., Callable 5/1/21 @ 100, 4.000%, 5/1/23	1,341,467
1,165,000	Pleasants County, WV, Board of Education, Public School Improvements G.O., Callable 5/1/21 @ 100, 4.000%, 5/1/24	1,283,003
1,000,000	Preston County, WV, Board of Education, Public School Improvements G.O., (West Virginia Board Commission), 3.000%, 5/1/19	1,061,100
1,655,000	Preston County, WV, Board of Education, Public School Improvements G.O., (West Virginia Board Commission), 4.000%, 5/1/21	1,873,543
1,285,000	Princeton, WV, Princeton Community Hospital Project, Refunding Revenue, Series A, 5.000%, 5/1/22	1,484,329
1,410,000	Princeton, WV, Princeton Community Hospital Project, Refunding Revenue, Series A, Callable 5/1/22 @ 100, 5.000%, 5/1/27	1,570,980
2,005,000	Putnam County, WV, Board of Education, Public School Improvements, G.O., (West Virginia Board Commission), 4.000%, 5/1/19	2,190,803
1,000,000	Putnam County, WV, Board of Education, Public School Improvements, G.O., Callable 5/1/20 @ 100, (West Virginia Board Commission), 4.000%, 5/1/22	1,103,820
1,105,000	School Building Authority of West Virginia, Capital Improvements, Refunding Revenue, Series A, Callable 7/1/17 @ 100 (NATL), 5.000%, 7/1/18	1,165,885
1,650,000	School Building Authority of West Virginia, Capital Improvements, Refunding Revenue, Series A, Callable 7/1/17 @ 100 (NATL), 5.000%, 7/1/19	1,740,486
3,700,000	School Building Authority of West Virginia, Capital Improvements, Refunding Revenue, Series A, Callable 7/1/17 @ 100 (NATL), 5.000%, 7/1/20	3,898,579

Continued

Sterling Capital West Virginia Intermediate Tax-Free Fund
Schedule of Portfolio Investments — (continued)
March 31, 2016 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

$ 500,000	School Building Authority of West Virginia, Lottery Capital Improvements Revenue, Callable 7/1/24 @ 100, Series A, 5.000%, 7/1/27	$604,665
1,265,000	School Building Authority of West Virginia, Lottery Capital Improvements Revenue, Callable 7/1/24 @ 100, Series A, 5.000%, 7/1/28	1,521,340
1,675,000	School Building Authority Of West Virginia, School Improvements Revenue, Series A, 5.000%, 7/1/28	2,062,394
1,000,000	School Building Authority of West Virginia, School Improvements Revenue, Series B, Callable 7/1/20 @ 100, 5.000%, 7/1/30	1,140,690
1,400,000	Shepherd University Board of Governors, Residence Facilities Projects, University & College Improvements, Revenue, (NATL), 5.000%, 6/1/25	1,405,460
500,000	West Virginia Economic Development Authority, Appalachian Power Co. Amos Plant Project, Refunding Revenue, 1.900%, 3/1/40(a)	502,870
1,215,000	West Virginia Economic Development Authority, Correctional Juvenile Public Safety Facilities Lease, Refunding Revenue, Series A, 5.000%, 6/1/19	1,363,534
3,000,000	West Virginia Economic Development Authority, Correctional Juvenile Public Safety Facilities Lease, Refunding Revenue, Series A, Callable 6/1/22 @ 100, 5.000%, 6/1/25	3,566,100
3,685,000	West Virginia Economic Development Authority, Correctional Juvenile Public Safety Facilities Lease, Refunding Revenue, Series A, Callable 6/1/22 @ 100, 5.000%, 6/1/26	4,361,455
250,000	West Virginia Economic Development Authority, Department of Environmental Protection Lease, Refunding Revenue, Series B, 4.000%, 11/1/21	284,857
1,015,000	West Virginia Economic Development Authority, State Office Building 3, Public Improvements Revenue, Series D, Callable 6/1/25 @ 100, 5.000%, 6/1/26	1,249,983
1,210,000	West Virginia Economic Development Authority, The Diamond Project, Refunding Revenue, 3.000%, 12/15/18	1,273,997
1,890,000	West Virginia Economic Development Authority, The Diamond Project, Refunding Revenue, Callable 12/15/18 @ 100, 3.000%, 12/15/19	1,985,256
1,600,000	West Virginia Higher Education Policy Commission, Higher Education Facilities, Refunding Revenue, Series A, 5.000%, 4/1/20	1,833,552
250,000	West Virginia Higher Education Policy Commission, Higher Educational Facilities, Refunding Revenue, Series B, (NATL), 5.000%, 4/1/16	250,000
225,000	West Virginia Hospital Finance Authority, Charleston Area Medical Center, Inc., Health, Hospital, Nursing Home Improvements Revenue, Series A, OID, 6.500%, 9/1/16	229,950

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

$2,000,000	West Virginia Hospital Finance Authority, United Health System Obligation, Health, Hospital, Nursing Home Improvements Refunding Revenue, Series A, Callable 6/1/23 @ 100, OID, 5.375%, 6/1/38	$2,312,560
515,000	West Virginia Hospital Finance Authority, Valley Health System Obligated Group, Refunding Revenue, 5.000%, 1/1/24	627,460
630,000	West Virginia Hospital Finance Authority, Valley Health System Obligated Group, Refunding Revenue, Callable 1/1/24 @ 100, 5.000%, 1/1/26	749,599
1,555,000	West Virginia Housing Development Fund, Refunding Revenue, Series A, 2.750%, 11/1/20	1,626,250
1,890,000	West Virginia State Building Commission, Regional Jail Refunding Revenue, Series A, (AMBAC), 5.375%, 7/1/21	2,144,262
1,320,000	West Virginia State Parkways Economic Development & Tourism Authority, Refunding Revenue (NATL), 5.250%, 5/15/17	1,386,264
2,000,000	West Virginia State Parkways Economic Development & Tourism Authority, Refunding Revenue (NATL), 5.250%, 5/15/19	2,256,040
1,000,000	West Virginia State Water Development Authority, Loan Program II, Refunding Revenue, Series A-II, Callable 11/1/23 @ 100, 5.000%, 11/1/26	1,195,580
2,525,000	West Virginia State Water Development Authority, Loan Program II, Refunding Revenue, Series A-II, Callable 11/1/23 @ 100, 5.000%, 11/1/27	2,996,241
1,500,000	West Virginia University, University Projects, University & College Improvements Revenue, Series B, 5.000%, 10/1/20	1,748,610
1,750,000	West Virginia University, University Projects, University & College Improvements Revenue, Series B, Callable 10/1/21 @ 100, 5.000%, 10/1/30	2,024,610
1,530,000	West Virginia University, University Projects, University & College Improvements, Refunding Revenue, Series A, Callable 10/1/22 @ 100, 5.000%, 10/1/35	1,805,155

	Total Municipal Bonds (Cost $91,673,626)	96,647,969

Continued

Sterling Capital West Virginia Intermediate Tax-Free Fund
Schedule of Portfolio Investments — (continued)
March 31, 2016 (Unaudited)

Shares		Fair Value
MONEY MARKET FUND — 1.6%

1,557,140	Federated Tax Free Obligations Fund, Institutional Shares, 0.140%(b)	$1,557,140

	Total Money Market Fund (Cost $1,557,140)	1,557,140

Total Investments — 98.9% (Cost $93,230,766)		98,205,109
Net Other Assets (Liabilities) — 1.1%		1,125,920

NET ASSETS — 100.0%		$99,331,029

(a)	The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of March 31, 2016. The maturity date reflected is the final maturity date.
(b)	Represents the current yield as of report date.

AGM — Assured Guaranty Municipal Corp.

AMBAC — American Municipal Bond Assurance Corp.

BAM — Build America Mutual

G.O. — General Obligation

NATL — National Public Finance Guarantee Corp.

OID — Original Issue Discount

See accompanying Notes to the Financial Statements.

Sterling Capital Diversified Income Fund
Schedule of Portfolio Investments
March 31, 2016 (Unaudited)

Shares		Fair Value
EQUITY FUNDS — 34.4%

224,160	Advisory Research MLP & Energy Income Fund	$1,752,930
70,245	First Trust DJ Global Select Dividend Index Fund	1,584,025
250,884	Madison Covered Call & Equity Income Fund	2,267,991
162,915	PowerShares S&P 500 BuyWrite Portfolio	3,297,400
26,818	SPDR S&P Global Dividend ETF	1,632,409
11,511	Vanguard Global ex-U.S. Real Estate ETF	615,954
31,284	Vanguard High Dividend Yield ETF	2,159,847
11,029	Vanguard REIT ETF	924,230

	Total Equity Funds (Cost $15,605,822)	14,234,786

FIXED INCOME FUNDS — 64.0%

120,475	Guggenheim Floating Rate Strategies Fund	3,046,818
250,059	Hotchkis and Wiley High Yield Fund	2,765,653
12,529	iShares 10-20 Year Treasury Bond ETF	1,773,104
16,445	iShares 20+ Year Treasury Bond ETF	2,147,881
342,590	MFS Municipal High Income Fund	2,843,495
215,453	Pioneer ILS Interval Fund	2,257,945
110,444	PowerShares Emerging Markets Sovereign Debt Portfolio	3,125,565
308,570	Principal Preferred Securities Fund	3,076,440
144,757	Shenkman Short Duration High Income Fund	1,420,063
200,201	Sterling Capital Corporate Fund, Institutional Shares(a)	2,028,035

Shares		Fair Value
FIXED INCOME FUNDS — (continued)

198,894	Sterling Capital Securitized Opportunities Fund, Institutional Shares(a)	$1,988,940

	Total Fixed Income Funds (Cost $26,623,446)	26,473,939

MONEY MARKET FUND — 1.8%

726,690	Federated Treasury Obligations Fund, Institutional Shares, 0.170%(b)	726,690

	Total Money Market Fund (Cost $726,690)	726,690

Total Investments — 100.2% (Cost $42,955,958)		41,435,415
Net Other Assets (Liabilities) — (0.2)%		(76,072)

NET ASSETS — 100.0%		$41,359,343

(a)	Investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940.
(b)	Represents the current yield as of report date.

ETF — Exchange Traded Fund

REIT — Real Estate Investment Trust

See accompanying Notes to the Financial Statements.

Sterling Capital Strategic Allocation Balanced Fund
Schedule of Portfolio Investments
March 31, 2016 (Unaudited)

Shares		Fair Value
EQUITY FUNDS — 66.4%

1,007,504	Sterling Capital Behavioral International Equity Fund, Institutional Shares(a)	$9,299,259
269,243	Sterling Capital Equity Income Fund, Institutional Shares(a)	4,625,594
422,064	Sterling Capital Long/Short Equity Fund, Institutional Shares(a)(b)	3,296,321
209,747	Sterling Capital Special Opportunities Fund, Institutional Shares(a)(b)	4,700,423

	Total Equity Funds (Cost $22,704,117)	21,921,597

FIXED INCOME FUND — 32.4%

1,007,070	Sterling Capital Total Return Bond Fund, Institutional Shares(a)	10,674,939

	Total Fixed Income Fund (Cost $10,484,161)	10,674,939

MONEY MARKET FUND — 1.1%

370,884	Federated Treasury Obligations Fund, Institutional Shares, 0.170%(c)	370,884

	Total Money Market Fund (Cost $370,884)	370,884

Total Investments — 99.9% (Cost $33,559,162)		32,967,420
Net Other Assets (Liabilities) — 0.1%		22,008

NET ASSETS — 100.0%		$32,989,428

(a)	Investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940.
(b)	Represents non-income producing security.
(c)	Represents the current yield as of report date.

See accompanying Notes to the Financial Statements.

Sterling Capital Strategic Allocation Growth Fund
Schedule of Portfolio Investments
March 31, 2016 (Unaudited)

Shares		Fair Value
EQUITY FUNDS — 81.5%

866,820	Sterling Capital Behavioral International Equity Fund, Institutional Shares(a)	$8,000,745
235,671	Sterling Capital Equity Income Fund, Institutional Shares(a)	4,048,821
358,437	Sterling Capital Long/Short Equity Fund, Institutional Shares(a)(b)	2,799,395
182,297	Sterling Capital Special Opportunities Fund, Institutional Shares(a)(b)	4,085,281

	Total Equity Funds (Cost $19,469,920)	18,934,242

FIXED INCOME FUND — 17.1%

374,033	Sterling Capital Total Return Bond Fund, Institutional Shares(a)	3,964,751

	Total Fixed Income Fund (Cost $4,004,261)	3,964,751

MONEY MARKET FUND — 1.4%

318,670	Federated Treasury Obligations Fund, Institutional Shares, 0.170%(c)	318,670

	Total Money Market Fund (Cost $318,670)	318,670

Total Investments — 100.0% (Cost $23,792,851)		23,217,663
Net Other Assets (Liabilities) — 0.0%		7,098

NET ASSETS — 100.0%		$23,224,761

(a)	Investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940.
(b)	Represents non-income producing security.
(c)	Represents the current yield as of report date.

See accompanying Notes to the Financial Statements.

Sterling Capital Funds
Statements of Assets and Liabilities
March 31, 2016 (Unaudited)

Assets:	Sterling Capital Behavioral Large Cap Value Equity Fund	Sterling Capital Mid Value Fund
Investments at fair value (a)	$277,045,955	$611,730,576
Cash	672	2,774
Cash held at broker for securities sold short	—	—
Foreign currency, at value	—	—
Interest and dividends receivable	183,389	1,266,703
Receivable for investments sold	—	7,134,684
Receivable for capital shares issued	397,542	1,750,553
Prepaid and other expenses	38,764	53,392

Total Assets	277,666,322	621,938,682

Liabilities:
Call options written (premiums received $ — , $ — , $ — , $755,912, $519,914, $7,135, $ — and $ — , respectively)	—	—
Securities sold short, at value (proceeds $ — , $ — , $ — , $ — , $ — , $19,926,098, $ — and $ — , respectively)	—	—
Distributions payable	—	—
Payable for investments purchased	—	—
Payable for capital shares redeemed	58,219	817,738
Payable for dividends on short sales	—	—
Payable to broker for service fee on short sales	—	—
Accrued expenses and other payables:
Investment advisory fees	124,758	359,320
Accounting out-of-pocket fees	2,330	3,383
Administration fees	20,026	44,226
Audit fees	11,987	20,744
Compliance service fees	586	1,509
Distribution (12b-1) fees	7,721	11,557
Trustee fees	143	898
Custodian fees	3,526	9,932
Printing fees	13,855	29,593
Transfer agent fees	20,680	85,345
Other fees and liabilities	—	—

Total Liabilities	263,831	1,384,245

Net Assets	$277,402,491	$620,554,437

Net Assets Consist of:
Capital	$281,092,344	$572,888,187
Undistributed (distributions in excess of) net investment income (loss)	317,447	1,438,623
Accumulated realized gain (loss)	(23,431,526)	4,341,068
Net unrealized appreciation (depreciation)	19,424,226	41,886,559

Net Assets	$277,402,491	$620,554,437

Net Assets
Class A Shares	$31,037,849	$32,136,037
Class B Shares	364,359	468,414
Class C Shares	1,080,385	5,548,237
Institutional Shares	244,919,898	582,401,552
Class R Shares	—	197

Total	$277,402,491	$620,554,437

Shares of Beneficial Interest Outstanding (Unlimited number of shares authorized, no par value)
Class A Shares	1,812,259	2,034,860
Class B Shares	21,627	32,465
Class C Shares	64,867	386,861
Institutional Shares	14,222,312	36,464,933
Class R Shares	—	13

Total	16,121,065	38,919,132

Net Asset Value
Class A Shares - redemption price per share	$17.13	$15.79

Class B Shares - offering price per share*	$16.85	$14.43

Class C Shares - offering price per share*	$16.66	$14.34

Institutional Shares	$17.22	$15.97

Class R Shares	$—	$15.38	**

Maximum Sales Charge - Class A Shares	5.75%	5.75%

Maximum Offering Price (100%/(100% - Maximum Sales Charge)) of net asset value adjusted to the nearest cent per share - Class A Shares	$18.18	$16.75

(a) Investments at cost	$257,621,729	$569,844,017

*	Redemption price per share varies by length of time shares are held.
**

The Sterling Capital Mid Value Fund and Sterling Capital Behavioral Small Cap Value Equity Fund net asset value for Class R Shares is calculated using unrounded net assets of $197.37 and $179.25 divided by the unrounded shares of 12.834 and 12.544, respectively.

See accompanying Notes to the Financial Statements.

XXUPDATEXXX

Sterling Capital Behavioral Small Cap Value Equity Fund	Sterling Capital Special Opportunities Fund	Sterling Capital Equity Income Fund	Sterling Capital Long/Short Equity Fund	Sterling Capital Behavioral International Equity Fund	Sterling Capital Ultra Short Bond Fund
$151,647,791	$1,025,239,706	$1,623,147,679	$41,694,817	$17,869,215	$47,445,908
397	5,150	10,705	2,200,542	53	6,800
—	—	—	19,030,541	—	—
—	—	—	—	26,637	—
414,398	1,119,510	3,562,644	25,212	117,198	235,641
—	1,086,452	3,273,047	2,832,709	—	—
287,670	12,205,221	4,099,578	726,086	25	276,791
30,743	82,259	100,447	31,792	9,593	9,071

152,380,999	1,039,738,298	1,634,194,100	66,541,699	18,022,721	47,974,211

—	240,600	828,050	7,009	—	—
—	—	—	19,540,440	—	—
—	—	1,683	—	—	3,688
—	189,917	339,336	2,277,892	—	656,421
3,891	1,049,773	3,897,137	295,833	—	20,683
—	—	—	14,694	—	—
—	—	—	542	—	—

75,447	562,934	942,209	55,763	5,254	2,379
2,229	4,812	7,615	3,507	8,759	5,608
10,840	72,757	116,564	3,221	1,299	3,439
5,977	42,229	68,856	2,859	1,147	1,998
275	1,966	3,549	211	45	91
2,229	205,765	327,206	341	93	2,164
74	666	1,343	—	24	—
3,343	11,589	22,531	1,514	2,220	622
6,702	44,185	67,646	—	1,130	2,318
13,390	102,899	281,446	11,382	1,395	5,508
—	—	—	3,022	—	—

124,397	2,530,092	6,905,171	22,218,230	21,366	704,919

$152,256,602	$1,037,208,206	$1,627,288,929	$44,323,469	$18,001,355	$47,269,292

$142,337,248	$759,619,008	$1,346,228,109	$71,927,953	$19,405,051	$48,122,226
600,726	1,298,828	699,122	(486,326)	63,708	(163,149)
(3,232,027)	20,924,155	(27,040,567)	(23,351,030)	(1,403,182)	(344,036)
12,550,655	255,366,215	307,402,265	(3,767,128)	(64,222)	(345,749)

$152,256,602	$1,037,208,206	$1,627,288,929	$44,323,469	$18,001,355	$47,269,292

$8,624,695	$322,379,231	$449,640,627	$594,200	$349,596	$7,687,068
143,120	3,387,147	2,832,289	—	—	—
361,590	169,484,141	277,526,150	248,484	28,369	—
143,127,018	541,830,810	895,244,502	43,480,785	17,623,390	39,582,224
179	126,877	2,045,361	—	—	—

$152,256,602	$1,037,208,206	$1,627,288,929	$44,323,469	$18,001,355	$47,269,292

601,620	14,993,531	26,239,503	76,531	37,936	782,164
10,311	182,438	165,401	—	—	—
26,102	9,120,151	16,338,867	32,548	3,085	—
9,907,201	24,172,686	52,116,215	5,565,619	1,909,689	4,028,853
13	5,814	120,113	—	—	—

10,545,247	48,474,620	94,980,099	5,674,698	1,950,710	4,811,017

$14.34	$21.50	$17.14	$7.76	$9.22	$9.83

$13.88	$18.57	$17.12	$—	$—	$—

$13.85	$18.58	$16.99	$7.63	$9.19	$—

$14.45	$22.42	$17.18	$7.81	$9.23	$9.82

$14.29 **	$21.82	$17.03	$—	$—	$—

5.75%	5.75%	5.75%	5.75%	5.75%	0.50%

$15.20	$22.81	$18.19	$8.23	$9.78	$9.88

$139,097,136	$770,388,803	$1,315,437,278	$45,847,729	$17,935,173	$47,791,657

Sterling Capital Funds
Statements of Assets and Liabilities
March 31, 2016 (Unaudited)

Assets:	Sterling Capital Short Duration Bond Fund	Sterling Capital Intermediate U.S. Government Fund
Investments at fair value (a)	$85,042,219	$29,700,770
Cash	—	—
Interest and dividends receivable	521,652	136,090
Receivable for investments sold	1,536,459	—
Receivable for capital shares issued	82,276	90,046
Prepaid expenses	16,739	9,680

Total Assets	87,199,345	29,936,586

Liabilities:
Distributions payable	133,368	27,201
Payable for investments purchased	3,166,547	—
Payable for capital shares redeemed	24,969	82,522
Accrued expenses and other payables:
Investment advisory fees	13,977	7,346
Administration fees	6,023	2,186
Compliance service fees	177	63
Distribution (12b-1) fees	3,505	2,535
Trustee fees	41	—
Other fees	22,834	6,285

Total Liabilities	3,371,441	128,138

Net Assets	$83,827,904	$29,808,448

Net Assets Consist of:
Capital	$90,868,400	$36,171,899
Undistributed (distributions in excess of) net investment income	(631,558)	114,515
Accumulated realized gain (loss)	(5,737,171)	(7,300,319)
Net unrealized appreciation (depreciation)	(671,767)	822,353

Net Assets	$83,827,904	$29,808,448

Net Assets
Class A Shares	$7,656,202	$7,468,208
Class B Shares	—	124,260
Class C Shares	2,172,192	940,976
Institutional Shares	73,999,510	21,275,004
Class R Shares	—	—

Total	$83,827,904	$29,808,448

Shares of Beneficial Interest Outstanding (Unlimited number of shares authorized, no par value)
Class A Shares	869,749	729,366
Class B Shares	—	12,180
Class C Shares	246,846	92,060
Institutional Shares	8,406,695	2,075,652
Class R Shares	—	—

Total	9,523,290	2,909,258

Net Asset Value
Class A Shares - redemption price per share	$8.80	$10.24

Class B Shares - offering price per share*	$—	$10.20

Class C Shares - offering price per share*	$8.80	$10.22

Institutional Shares	$8.80	$10.25

Class R Shares	$—	$—

Maximum Sales Charge - Class A Shares	2.00%	2.00%

Maximum Offering Price (100%/(100% - Maximum Sales Charge)) of net asset value adjusted to the nearest cent per share - Class A Shares	$8.98	$10.45

(a) Investments at cost	$85,713,986	$28,878,417

*	Redemption price per share varies by length of time shares are held.

See accompanying Notes to the Financial Statements.

XXUPDATEXXX

Sterling Capital Total Return Bond Fund	Sterling Capital Corporate Fund	Sterling Capital Securitized Opportunities Fund	Sterling Capital Kentucky Intermediate Tax-Free Fund	Sterling Capital Maryland Intermediate Tax-Free Fund
$679,459,559	$65,533,532	$48,406,425	$12,275,050	$34,576,511
1,398	—	—	12	19
4,550,829	735,626	147,420	156,335	360,895
—	—	537,565	—	—
3,227,572	161,909	25,515	64,538	32,000
34,837	7,122	15,615	2,074	7,808

687,274,195	66,438,189	49,132,540	12,498,009	34,977,233

672,449	527	3	15,680	31,841
4,608,264	1,248,957	1,434,170	—	—
716,886	270,942	60,458	51,786	10,822

153,225	18,786	12,230	3,679	10,471
49,157	4,622	3,399	907	2,579
1,272	121	91	28	71
18,433	109	57	911	1,885
— 24	79	—	2
107,361	15,012	10,841	2,871	6,863

6,327,047	1,559,100	1,521,328	75,862	64,534

$680,947,148	$64,879,089	$47,611,212	$12,422,147	$34,912,699

$685,795,367	$64,825,598	$48,777,884	$11,489,636	$33,039,804
(1,439,491)	(216)	(91,034)	12,234	4,668
(11,131,283)	(595,435)	(1,679,367)	165,820	106,363
7,722,555	649,142	603,729	754,457	1,761,864

$680,947,148	$64,879,089	$47,611,212	$12,422,147	$34,912,699

$61,403,457	$338,215	$123,202	$4,244,436	$6,176,626
683,266	—	—	—	—
5,985,019	47,109	39,296	20,017	672,622
612,870,192	64,493,765	47,448,714	8,157,694	28,063,451
5,214	—	—	—	—

$680,947,148	$64,879,089	$47,611,212	$12,422,147	$34,912,699

5,793,601	33,387	12,333	401,096	548,623
64,405	—	—	—	—
563,866	4,658	3,937	1,891	59,727
57,799,693	6,369,330	4,745,323	771,992	2,488,703
494	—	—	—	—

64,222,059	6,407,375	4,761,593	1,174,979	3,097,053

$10.60	$10.13	$9.99	$10.58	$11.26

$10.61	$—	$—	$—	$—

$10.61	$10.11	$9.98	$10.59	$11.26

$10.60	$10.13	$10.00	$10.57	$11.28

$10.55	$—	$—	$—	$—

5.75%	2.00%	2.00%	2.00%	2.00%

$11.25	$10.34	$10.19	$10.80	$11.49

$671,737,004	$64,884,390	$47,802,696	$11,520,593	$32,814,647

Sterling Capital Funds
Statements of Assets and Liabilities
March 31, 2016 (Unaudited)

Assets:	Sterling Capital North Carolina Intermediate Tax-Free Fund	Sterling Capital South Carolina Intermediate Tax-Free Fund
Investments at fair value - unaffiliated (a)	$198,492,836	$84,130,518
Investments at fair value - affiliated (b)	—	—
Cash	55	148
Interest and dividends receivable - unaffiliated	2,713,560	1,020,061
Dividends receivable - affiliated	—	—
Receivable for capital shares issued	1,170,246	25,272
Prepaid and other expenses	9,681	4,780

Total Assets	202,386,378	85,180,779

Liabilities:
Distributions payable	238,700	82,672
Payable for investments purchased	1,449,248	—
Payable for capital shares redeemed	216,076	73,979
Accrued expenses and other payables:
Investment advisory fees	58,642	24,638
Administration fees	14,427	6,066
Compliance service fees	382	139
Distribution (12b-1) fees	14,357	5,131
Trustee fees	14	—
Transfer agent fees	14,958	5,144
Other fees	22,720	9,059

Total Liabilities	2,029,524	206,828

Net Assets	$200,356,854	$84,973,951

Net Assets Consist of:
Capital	$188,067,584	$81,140,826
Undistributed net investment income (loss)	84,852	27,146
Accumulated realized gain (loss)	357,859	10,039
Net unrealized appreciation	11,846,559	3,795,940

Net Assets	$200,356,854	$84,973,951

Net Assets
Class A Shares	$49,289,344	$17,886,943
Class B Shares	—	—
Class C Shares	5,281,175	1,807,545
Institutional Shares	145,786,335	65,279,463

Total	$200,356,854	$84,973,951

Shares of Beneficial Interest Outstanding (Unlimited number of shares authorized, no par value)
Class A Shares	4,458,791	1,587,675
Class B Shares	—	—
Class C Shares	478,124	160,463
Institutional Shares	13,188,811	5,833,710

Total	18,125,726	7,581,848

Net Asset Value
Class A Shares - redemption price per share	$11.05	$11.27

Class B Shares - offering price per share*	$—	$—

Class C Shares - offering price per share*	$11.05	$11.26

Institutional Shares.	$11.05	$11.19

Maximum Sales Charge - Class A Shares	2.00%	2.00%

Maximum Offering Price (100%/(100% - Maximum Sales Charge)) of net asset value adjusted to the nearest cent per share - Class A Shares	$11.29	$11.49

Investments at cost:
(a) Investments at cost - unaffiliated	$186,646,277	$80,334,578
(b) Investments at cost - affiliated	$—	$—

*	Redemption price per share varies by length of time shares are held.

See accompanying Notes to the Financial Statements.

XXUPDATEXXX

Sterling Capital Virginia Intermediate Tax-Free Fund	Sterling Capital West Virginia Intermediate Tax-Free Fund	Sterling Capital Diversified Income Fund	Sterling Capital Strategic Allocation Balanced Fund	Sterling Capital Strategic Allocation Growth Fund
$118,326,828	$98,205,109	$37,418,440	$370,884	$318,670
—	—	4,016,975	32,596,536	22,898,993
24	71	56	66	35
1,254,319	1,378,045	—	—	—
—	—	46,399	30,914	11,299
260,525	139,293	49,629	6,689	1,197
8,375	8,936	9,702	8,717	7,492

119,850,071	99,731,454	41,541,201	33,013,806	23,237,686

127,803	111,104	8,768	1,416	302
—	—	46,370	—	—
89,103	226,879	103,618	8,430	4,021

35,053	29,320	8,728	—	—
8,637	7,264	3,505	—	—
227	194	67	78	57
8,848	8,086	4,151	7,776	5,356
—	—	61	73	75
8,556	5,788	2,970	3,365	2,309
13,587	11,790	3,620	3,240	805

291,814	400,425	181,858	24,378	12,925

$119,558,257	$99,331,029	$41,359,343	$32,989,428	$23,224,761

$112,788,646	$93,881,460	$48,377,916	$37,914,320	$30,502,830
62,661	69,038	1,311	(107,409)	(94,622)
254,418	406,188	(5,499,341)	(4,225,741)	(6,608,259)
6,452,532	4,974,343	(1,520,543)	(591,742)	(575,188)

$119,558,257	$99,331,029	$41,359,343	$32,989,428	$23,224,761

$36,329,571	$36,225,404	$14,477,525	$31,586,169	$21,552,403
—	—	320,867	543,635	550,113
1,369,206	574,938	1,048,993	783,084	424,775
81,859,480	62,530,687	25,511,958	76,540	697,470

$119,558,257	$99,331,029	$41,359,343	$32,989,428	$23,224,761

3,004,372	3,543,932	1,409,528	3,043,717	2,142,472
—	—	31,177	53,385	56,224
113,250	56,230	102,935	76,877	43,620
6,771,295	6,110,561	2,455,808	7,322	69,183

9,888,917	9,710,723	3,999,448	3,181,301	2,311,499

$12.09	$10.22	$10.27	$10.38	$10.06

$—	$—	$10.29	$10.18	$9.78

$12.09	$10.22	$10.19	$10.19	$9.74

$12.09	$10.23	$10.39	$10.45	$10.08

2.00%	2.00%	5.75%	5.75%	5.75%

$12.35	$10.43	$10.90	$11.01	$10.67

$111,874,296	$93,230,766	$38,943,396	$370,884	$318,670
$—	$—	$4,012,562	$33,188,278	$23,474,181

Sterling Capital Funds
Statements of Operations
For the Six Months Ended March 31, 2016 (Unaudited)

	Sterling Capital Behavioral Large Cap Value Equity Fund	Sterling Capital Mid Value Fund
Investment Income:
Interest income	$—	$—
Dividend income	3,585,165	4,944,532
Foreign tax withholding	(1,548)	—

Total investment income	3,583,617	4,944,532

Expenses:
Investment advisory fees (See Note 5)	954,312	2,144,314
Administration fees (See Note 5)	121,383	272,885
Distribution fees - Class A Shares	39,501	41,650
Distribution fees - Class B Shares	2,375	3,063
Distribution fees - Class C Shares	4,936	26,932
Distribution fees - Class R Shares	—	—
Compliance service fees (See Note 5)	1,554	3,669
Trustee fees	12,512	29,638
Accounting and out-of-pocket fees	4,725	6,447
Audit fees	12,185	28,315
Custodian fees	6,736	16,947
Fund accounting fees (See Note 5)	10,225	22,975
Interest expense (See Note 7)	—	106
Legal fees	14,204	34,227
Offering costs	—	—
Printing fees	15,673	36,437
Registration fees	24,460	31,746
Transfer agent fees (See Note 5)	50,779	262,340
Other fees	8,711	20,107

Total expenses excluding dividend expense and service fee on securities sold short	1,284,271	2,981,798
Dividend expense	—	—
Service fee on securities sold short	—	—

Total expenses before waivers	1,284,271	2,981,798
Less expenses waived by the Investment Advisor (See Note 5)	(162,311)	—

Net expenses	1,121,960	2,981,798

Net investment income (loss)	2,461,657	1,962,734

Realized and Unrealized Gain (Loss):
Net realized gain (loss) from:
Investments	(2,807,269)	25,873,615
Written options	—	—
Foreign currency transactions	—	—
Short sales	—	—
Change in unrealized appreciation/depreciation on:
Investments	10,751,788	15,318,069
Written options	—	—
Foreign currency transactions	—	—
Short sales	—	—

Total realized and unrealized gain (loss)	7,944,519	41,191,684

Change in net assets from operations	$10,406,176	$43,154,418

See accompanying Notes to the Financial Statements.

XXUPDATEXXX

Sterling Capital Behavioral Small Cap Value Equity Fund	Sterling Capital Special Opportunities Fund	Sterling Capital Equity Income Fund	Sterling Capital Long/Short Equity Fund	Sterling Capital Behavioral International Equity Fund	Sterling Capital Ultra Short Bond Fund

$—	$—	$—	$134,545	$—	$338,826
1,890,888	7,013,084	25,146,975	442,314	224,553	4,614
(1,433)	—	(267,210)	(8,281)	(14,770)	—

1,889,455	7,013,084	24,879,765	568,578	209,783	343,440

516,818	3,615,737	5,477,982	517,092	74,576	46,160
61,260	429,052	697,330	30,822	8,308	20,541
14,122	360,642	559,991	1,232	546	12,699
879	19,901	17,086	—	—	—
1,728	774,268	1,387,477	1,615	142	—
—	231	5,071	—	—	—
759	5,398	9,095	489	113	257
6,201	44,107	73,716	4,262	891	2,103
6,337	8,578	13,091	6,966	15,108	11,342
6,071	42,892	70,778	3,813	797	2,043
3,327	23,281	41,190	2,415	6,121	1,198
5,169	36,161	58,693	27,571	699	1,731
—	372	—	1,396	26	—
7,063	50,593	85,811	8,104	1,041	3,254
—	—	—	—	2,337	—
7,843	55,421	91,361	5,482	1,068	2,622
23,726	39,652	42,999	20,213	4,825	14,619
33,406	305,178	855,586	33,637	3,219	20,119
5,071	28,874	48,625	3,514	4,171	1,850

699,780	5,840,338	9,535,882	668,623	123,988	140,538
—	—	—	195,218	—	—
—	—	—	197,165	—	—

699,780	5,840,338	9,535,882	1,061,006	123,988	140,538
(34,961)	(126,082)	—	(6,102)	(22,543)	(16,926)

664,819	5,714,256	9,535,882	1,054,904	101,445	123,612

1,224,636	1,298,828	15,343,883	(486,326)	108,338	219,828

(797,250)	25,970,054	(23,873,610)	(22,297,185)	(411,430)	(6,990)
—	(142,943)	1,363,168	45,676	—	—
—	—	—	1,536	(11,849)	—
—	—	—	1,541,131	—	—

3,678,229	50,124,446	108,011,684	15,834,176	800,403	(11,698)
—	184,929	(556,381)	126	—	—
—	—	—	12	1,688	—
—	—	—	(2,838,072)	—	—

2,880,979	76,136,486	84,944,861	(7,712,600)	378,812	(18,688)

$4,105,615	$77,435,314	$100,288,744	$(8,198,926)	$487,150	$201,140

Sterling Capital Funds
Statements of Operations
For the Six Months Ended March 31, 2016 (Unaudited)

	Sterling Capital Short Duration Bond Fund	Sterling Capital Intermediate U.S. Government Fund
Investment Income:
Interest income	$807,460	$284,233
Dividend income	16,791	226

Total investment income	824,251	284,459

Expenses:
Investment advisory fees (See Note 5)	126,468	64,222
Administration fees (See Note 5)	37,537	13,299
Distribution fees - Class A Shares	9,849	9,369
Distribution fees - Class B Shares	—	755
Distribution fees - Class C Shares	11,888	4,298
Distribution fees - Class R Shares	—	—
Compliance service fees (See Note 5)	482	170
Trustee fees	4,072	1,391
Accounting and out-of-pocket fees	15,209	4,182
Audit fees	3,867	1,336
Custodian fees	2,213	844
Fund accounting fees (See Note 5)	3,161	1,120
Legal fees	6,181	2,130
Printing fees	4,992	1,725
Registration fees	17,640	11,574
Transfer agent fees (See Note 5)	16,858	6,489
Other fees	3,311	1,894

Total expenses before waivers	263,728	124,798
Less expenses waived by the Investment Advisor (See Note 5)	(19,161)	(18,017)

Net expenses	244,567	106,781

Net investment income	579,684	177,678

Realized and Unrealized Gain (Loss):
Net realized gain (loss) from:
Investments	(124,861)	35,492
Distributions from unaffiliated funds	—	—
Change in unrealized appreciation/depreciation on investments	199,917	210,016

Total realized and unrealized gain	75,056	245,508

Change in net assets from operations	$654,740	$423,186

See accompanying Notes to the Financial Statements.

XXUPDATEXXX

Sterling Capital Total Return Bond Fund	Sterling Capital Corporate Fund	Sterling Capital Securitized Opportunities Fund	Sterling Capital Kentucky Intermediate Tax-Free Fund	Sterling Capital Maryland Intermediate Tax-Free Fund

$11,217,849	$1,147,484	$666,670	$218,908	$469,892
173,078	28,509	322	31	49

11,390,927	1,175,993	666,992	218,939	469,941

1,229,663	111,301	83,563	30,346	80,544
295,727	28,298	21,248	6,004	15,918
68,305	430	2,720	5,454	8,076
4,167	—	—	—	—
30,429	84	194	99	3,389
13	—	—	—	—
3,649	349	263	77	200
31,069	2,988	2,225	652	1,696
31,962	10,728	12,686	3,373	4,518
29,634	2,865	2,165	617	1,615
15,944	1,575	1,176	434	965
24,926	2,385	1,791	506	1,343
49,554	4,803	3,667	742	1,923
38,284	3,692	2,810	792	2,079
24,538	9,902	10,418	6,595	7,323
149,808	20,541	9,749	2,645	7,616
19,213	2,512	2,093	1,184	1,802

2,046,885	202,453	156,768	59,520	139,007
(332,341)	—	(9,550)	(8,190)	(17,899)

1,714,544	202,453	147,218	51,330	121,108

9,676,383	973,540	519,774	167,609	348,833

(1,490,343)	(461,545)	68,790	165,457	111,566
—	—	—	65	92
7,540,222	642,947	44,536	(59,196)	386,824

6,049,879	181,402	113,326	106,326	498,482

$15,726,262	$1,154,942	$633,100	$273,935	$847,315

Sterling Capital Funds
Statements of Operations
For the Six Months Ended March 31, 2016 (Unaudited)

	Sterling Capital North Carolina Intermediate Tax-Free Fund	Sterling Capital South Carolina Intermediate Tax-Free Fund
Investment Income:
Interest income	$2,913,201	$1,054,205
Dividend income - unaffiliated	255	249
Dividend income - affiliated	—	—

Total investment income	2,913,456	1,054,454

Expenses:
Investment advisory fees (See Note 5)	441,829	177,639
Administration fees (See Note 5)	87,375	35,115
Distribution fees - Class A Shares	58,237	21,463
Distribution fees - Class B Shares	—	—
Distribution fees - Class C Shares	20,511	7,617
Compliance service fees (See Note 5)	1,088	421
Trustee fees	9,156	3,609
Accounting and out-of-pocket fees	10,730	6,409
Audit fees	8,790	3,478
Custodian fees	4,781	1,849
Fund accounting fees (See Note 5)	7,364	2,961
Legal fees	10,356	4,082
Printing fees	11,358	4,505
Registration fees	6,343	6,722
Transfer agent fees (See Note 5)	37,683	15,100
Other fees	6,237	2,873

Total expenses before waivers	721,838	293,843
Less expenses waived by the Investment Advisor (See Note 5)	(98,184)	(39,475)

Net expenses	623,654	254,368

Net investment income	2,289,802	800,086

Realized and Unrealized Gain (Loss):
Net realized gain (loss) from:
Investments - unaffiliated	336,446	9,748
Investments - affiliated	—	—
Distributions from unaffiliated funds	—	357
Distributions from affiliated funds	—	—
Change in unrealized appreciation/depreciation on investments	2,183,873	1,150,403

Total realized and unrealized gain	2,520,319	1,160,508

Change in net assets from operations	$4,810,121	$1,960,594

See accompanying Notes to the Financial Statements.

XXUPDATEXXX

Sterling Capital Virginia Intermediate Tax-Free Fund	Sterling Capital West Virginia Intermediate Tax-Free Fund	Sterling Capital Diversified Income Fund	Sterling Capital Strategic Allocation Balanced Fund	Sterling Capital Strategic Allocation Growth Fund

$1,672,104	$1,449,116	$—	$—	$—
90	162	890,336	186	134
—	—	10,339	477,192	320,410

1,672,194	1,449,278	900,675	477,378	320,544

262,683	225,292	53,425	42,889	30,459
51,924	44,599	6,406	—	—
45,623	44,417	17,857	40,913	27,732
—	—	2,145	3,672	3,822
6,416	2,263	4,842	3,805	2,263
646	555	217	198	143
5,438	4,711	1,987	1,619	1,165
7,578	6,938	1,420	1,359	1,289
5,203	4,494	1,884	1,510	1,075
2,898	2,510	953	983	725
4,378	3,755	1,602	1,287	914
6,169	5,360	2,285	1,863	1,340
6,723	5,767	2,488	1,988	1,436
7,912	7,502	11,922	7,777	8,875
21,836	19,471	9,249	7,637	5,408
4,021	3,595	2,132	2,055	1,777

439,448	381,229	120,814	119,555	88,423
(58,375)	(50,065)	(36,566)	(42,889)	(30,459)

381,073	331,164	84,248	76,666	57,964

1,291,121	1,118,114	816,427	400,712	262,580

297,696	448,860	(461,444)	183	29
—	—	(64,334)	(158,171)	(86,621)
369	347	36,125	—	—
—	—	61,493	1,032,494	913,682
1,176,006	868,002	749,531	(559,666)	(516,367)

1,474,071	1,317,209	321,371	314,840	310,723

$2,765,192	$2,435,323	$1,137,798	$715,552	$573,303

Sterling Capital Funds
Statements of Changes in Net Assets

	Sterling Capital Behavioral Large Cap Value Equity Fund
	For the Six Months Ended March 31, 2016 (Unaudited)	For the Year Ended September 30, 2015
From Investment Activities:
Operations:
Net investment income (loss)	$2,461,657	$4,100,885
Net realized gain (loss)	(2,807,269)	20,236,440
Change in unrealized appreciation/depreciation	10,751,788	(30,556,150)

Change in net assets from operations	10,406,176	(6,218,825)

Distributions to Class A Shareholders From:
Net investment income	(235,071)	(462,866)
Net realized gains	—	—
Distributions to Class B Shareholders From:
Net investment income	(1,510)	(3,997)
Net realized gains	—	—
Distributions to Class C Shareholders From:
Net investment income	(4,952)	(5,366)
Net realized gains	—	—
Distributions to Institutional Class Shareholders From:
Net investment income	(2,079,749)	(3,834,713)
Net realized gains	—	—
Distributions to Class R Shareholders From:
Net investment income	—	—
Net realized gains	—	—

Change in net assets from shareholder distributions	(2,321,282)	(4,306,942)

Capital Transactions:
Change in net assets from capital transactions	15,416,013	(6,300,271)

Change in net assets	23,500,907	(16,826,038)
Net Assets:
Beginning of period	253,901,584	270,727,622

End of period	$277,402,491	$253,901,584

Undistributed net investment income	$317,447	$177,072

See accompanying Notes to the Financial Statements.

XXUPDATEXXX

Sterling Capital Mid Value Fund		Sterling Capital Behavioral Small Cap Value Equity Fund		Sterling Capital Special Opportunities Fund

For the Six Months Ended March 31, 2016 (Unaudited)	For the Year Ended September 30, 2015	For the Six Months Ended March 31, 2016 (Unaudited)	For the Year Ended September 30, 2015	For the Six Months Ended March 31, 2016 (Unaudited)	For the Year Ended September 30, 2015

$1,962,734	$3,929,543	$1,224,636	$1,904,206	$1,298,828	$(2,092,663)
25,873,615	108,655,777	(797,250)	1,320,822	25,827,111	138,968,722
15,318,069	(109,726,999)	3,678,229	321,112	50,309,375	(96,092,383)

43,154,418	2,858,321	4,105,615	3,546,140	77,435,314	40,783,676

—	(247,243)	(70,344)	(164,833)	—	—
(6,361,505)	(2,510,139)	(6,036)	(294,991)	(40,021,707)	(19,330,945)

—	—	(548)	(490)	—	—
(129,103)	(79,254)	(86)	(9,790)	(650,328)	(411,768)

—	(4,312)	(1,311)	(887)	—	—
(1,066,172)	(313,445)	(154)	(9,874)	(24,141,758)	(7,118,548)

(700,298)	(5,881,265)	(706,523)	(2,133,120)	—	—
(103,244,328)	(41,702,231)	(53,644)	(3,571,652)	(70,796,454)	(26,427,999)

—	(1)	(1)	(2)	—	—
(35)	(12)	—	(5)	(13,393)	(2,187)

(111,501,441)	(50,737,902)	(838,647)	(6,185,644)	(135,623,640)	(53,291,447)

59,575,697	(66,636,304)	23,438,296	(3,137,288)	191,049,691	(150,495,703)

(8,771,326)	(114,515,885)	26,705,264	(5,776,792)	132,861,365	(163,003,474)

629,325,763	743,841,648	125,551,338	131,328,130	904,346,841	1,067,350,315

$620,554,437	$629,325,763	$152,256,602	$125,551,338	$1,037,208,206	$904,346,841

$1,438,623	$176,187	$600,726	$154,817	$1,298,828	$—

Sterling Capital Funds
Statements of Changes in Net Assets (continued)

	Sterling Capital Equity Income Fund

	For the Six Months Ended March 31, 2016 (Unaudited)	For the Year Ended September 30, 2015
From Investment Activities:
Operations:
Net investment income (loss)	$15,343,883	$30,577,629
Net realized gain (loss)	(22,510,442)	95,927,171
Change in unrealized appreciation/depreciation	107,455,303	(184,331,736)

Change in net assets from operations	100,288,744	(57,826,936)

Distributions to Class A Shareholders From:
Net investment income	(4,732,083)	(9,860,486)
Net realized gains	(27,622,612)	(17,395,887)
Distributions to Class B Shareholders From:
Net investment income	(20,681)	(50,462)
Net realized gains	(220,993)	(186,425)
Distributions to Class C Shareholders From:
Net investment income	(2,023,033)	(3,076,571)
Net realized gains	(17,598,263)	(8,563,173)
Distributions to Institutional Class Shareholders From:
Net investment income	(10,101,909)	(18,447,955)
Net realized gains	(50,804,852)	(27,425,380)
Distributions to Class R Shareholders From:
Net investment income	(19,595)	(29,820)
Net realized gains	(126,200)	(48,537)

Change in net assets from shareholder distributions	(113,270,221)	(85,084,696)

Capital Transactions:
Change in net assets from capital transactions	68,952,271	(363,515,354)

Change in net assets	55,970,794	(506,426,986)
Net Assets:
Beginning of period	1,571,318,135	2,077,745,121

End of period	$1,627,288,929	$1,571,318,135

Undistributed (distributions in excess of) net investment income (loss)	$699,122	$2,252,541

* Commencement of operations.

See accompanying Notes to the Financial Statements.

XXUPDATEXXX

Sterling Capital Long/Short Equity Fund	Sterling Capital Behavioral International Equity Fund	Sterling Capital Ultra Short Bond Fund

For the Six Months Ended March 31, 2016 (Unaudited)	For the Year Ended September 30, 2015	For the Six Months Ended March 31, 2016 (Unaudited)	For the Period November 28, 2014* to September 30, 2015	For the Six Months Ended March 31, 2016 (Unaudited)	For the Year Ended September 30, 2015

$(486,326)	$(1,773,049)	$108,338	$537,691	$219,828	$299,908
(20,708,842)	1,710,584	(423,279)	(1,069,214)	(6,990)	(9,340)
12,996,242	(19,605,549)	802,091	(866,313)	(11,698)	(118,860)

(8,198,926)	(19,668,014)	487,150	(1,397,836)	201,140	171,708

—	—	(10,317)	(232)	(74,679)	(78,927)
(25,974)	(72,426)	—	—	—	—

—	—	—	—	—	—
—	—	—	—	—	—

—	—	(437)	(2)	—	—
(8,379)	(11,557)	—	—	—	—

—	—	(425,047)	(64,536)	(306,327)	(473,901)
(1,760,963)	(3,014,603)	—	—	—	—

—	—	—	—	—	—
—	—	—	—	—	—

(1,795,316)	(3,098,586)	(435,801)	(64,770)	(381,006)	(552,828)

(49,599,950)	18,863,488	(1,201,861)	20,614,473	3,770,494	(14,321,152)

(59,594,192)	(3,903,112)	(1,150,512)	19,151,867	3,590,628	(14,702,272)

103,917,661	107,820,773	19,151,867	—	43,678,664	58,380,936

$44,323,469	$103,917,661	$18,001,355	$19,151,867	$47,269,292	$43,678,664

$(486,326)	$—	$63,708	$391,171	$(163,149)	$(1,971)

Sterling Capital Funds
Statements of Changes in Net Assets (continued)

	Sterling Capital Short Duration Bond Fund

	For the Six Months Ended March 31, 2016 (Unaudited)	For the Year Ended September 30, 2015
From Investment Activities:
Operations:
Net investment income	$579,684	$1,236,409
Net realized gain (loss)	(124,861)	(326,041)
Change in unrealized appreciation/depreciation	199,917	(235,357)

Change in net assets from operations	654,740	675,011

Distributions to Class A Shareholders From:
Net investment income	(104,455)	(275,128)
Net realized gains	—	—
Return of capital	—	—
Distributions to Class B Shareholders From:
Net investment income	—	—
Distributions to Class C Shareholders From:
Net investment income	(22,662)	(48,158)
Net realized gains	—	—
Return of capital	—	—
Distributions to Institutional Class Shareholders From:
Net investment income	(1,074,799)	(2,511,205)
Net realized gains	—	—
Return of capital	—	—
Distributions to Class R Shareholders From:
Net investment income	—	—
Change in net assets from shareholder distributions	(1,201,916)	(2,834,491)

Capital Transactions:
Change in net assets from capital transactions	(4,504,602)	(2,540,713)

Change in net assets	(5,051,778)	(4,700,193)
Net Assets:
Beginning of period	88,879,682	93,579,875

End of period	$83,827,904	$88,879,682

Undistributed (distributions in excess of) net investment income	$(631,558)	$(9,326)

See accompanying Notes to the Financial Statements.

XXUPDATEXXX

Sterling Capital Intermediate U.S. Government Fund		Sterling Capital Total Return Bond Fund		Sterling Capital Corporate Fund

For the Six Months Ended March 31, 2016 (Unaudited)	For the Year Ended September 30, 2015	For the Six Months Ended March 31, 2016 (Unaudited)	For the Year Ended September 30, 2015	For the Six Months Ended March 31, 2016 (Unaudited)	For the Year Ended September 30, 2015

$177,678	$482,920	$9,676,383	$18,970,600	$973,540	$1,863,004
35,492	300,814	(1,490,343)	384,257	(461,545)	(134,816)
210,016	(210,070)	7,540,222	(6,339,132)	642,947	(825,504)

423,186	573,664	15,726,262	13,015,725	1,154,942	902,684

(57,673)	(195,671)	(882,575)	(1,509,771)	(4,829)	(8,731)
—	—	—	—	—	(295)
—	—	—	—	—	(147)

(594)	(2,554)	(10,263)	(31,362)	—	—

(3,377)	(9,428)	(75,032)	(155,968)	(180)	(184)
—	—	—	—	—	(9)
—	—	—	—	—	(3)

(191,101)	(475,820)	(10,452,834)	(21,390,337)	(968,305)	(1,823,294)
—	—	—	—	—	(60,169)
—	—	—	—	—	(30,642)

—	—	(79)	(173)	—	—
(252,745)	(683,473)	(11,420,783)	(23,087,611)	(973,314)	(1,923,474)

(579,884)	(2,657,019)	8,634,028	198,918,590	348,472	14,740,001

(409,443)	(2,766,828)	12,939,507	188,846,704	530,100	13,719,211

30,217,891	32,984,719	668,007,641	479,160,937	64,348,989	50,629,778

$29,808,448	$30,217,891	$680,947,148	$668,007,641	$64,879,089	$64,348,989

$114,515	$189,582	$(1,439,491)	$304,909	$(216)	$(442)

Sterling Capital Funds
Statements of Changes in Net Assets (continued)

	Sterling Capital Securitized Opportunities Fund

	For the Six Months Ended March 31, 2016 (Unaudited)	For the Year Ended September 30, 2015
From Investment Activities:
Operations:
Net investment income	$519,774	$951,039
Net realized gain	68,790	149,237
Change in unrealized appreciation/depreciation	44,536	292,812

Change in net assets from operations	633,100	1,393,088

Distributions to Class A Shareholders From:
Net investment income	(24,914)	(2,743)
Net realized gains	—	—
Distributions to Class C Shareholders From:
Net investment income	(307)	(687)
Net realized gains	—	—
Distributions to Institutional Class Shareholders From:
Net investment income	(585,587)	(1,150,964)
Net realized gains	—	—

Change in net assets from shareholder distributions	(610,808)	(1,154,394)

Capital Transactions:
Change in net assets from capital transactions	1,176,322	9,425,368

Change in net assets	1,198,614	9,664,062
Net Assets:
Beginning of period	46,412,598	36,748,536

End of period	$47,611,212	$46,412,598

Undistributed (distributions in excess of) net investment income	$(91,034)	$—

See accompanying Notes to the Financial Statements.

XXUPDATEXXX

Sterling Capital Kentucky Intermediate Tax-Free Fund		Sterling Capital Maryland Intermediate Tax-Free Fund		Sterling Capital North Carolina Intermediate Tax-Free Fund

For the Six Months Ended March 31, 2016 (Unaudited)	For the Year Ended September 30, 2015	For the Six Months Ended March 31, 2016 (Unaudited)	For the Year Ended September 30, 2015	For the Six Months Ended March 31, 2016 (Unaudited)	For the Year Ended September 30, 2015

$167,609	$374,662	$348,833	$746,392	$2,289,802	$4,722,447
165,522	208,252	111,658	216,610	336,446	1,061,019
(59,196)	(281,514)	386,824	(234,543)	2,183,873	(1,034,641)

273,935	301,400	847,315	728,459	4,810,121	4,748,825

(50,510)	(108,101)	(56,758)	(123,134)	(503,158)	(1,024,534)
(52,381)	(75,342)	(43,187)	(33,661)	(249,326)	(76,229)

(156)	(318)	(3,432)	(7,677)	(28,598)	(46,711)
(235)	(319)	(4,146)	(3,482)	(21,666)	(5,096)

(116,894)	(266,191)	(287,652)	(613,407)	(1,755,375)	(3,648,473)
(110,771)	(171,504)	(187,004)	(147,308)	(787,698)	(241,858)

(330,947)	(621,775)	(582,179)	(928,669)	(3,345,821)	(5,042,901)

(1,605,753)	(761,209)	(1,926,968)	(1,254,247)	2,554,142	(5,924,173)

(1,662,765)	(1,081,584)	(1,661,832)	(1,454,457)	4,018,442	(6,218,249)

14,084,912	15,166,496	36,574,531	38,028,988	196,338,412	202,556,661

$12,422,147	$14,084,912	$34,912,699	$36,574,531	$200,356,854	$196,338,412

$12,234	$12,184	$4,668	$3,676	$84,852	$82,181

Sterling Capital Funds
Statements of Changes in Net Assets (continued)

	Sterling Capital South Carolina Intermediate Tax-Free Fund
	For the Six Months Ended March 31, 2016 (Unaudited)	For the Year Ended September 30, 2015
From Investment Activities:
Operations:
Net investment income	$800,086	$1,489,941
Net realized gain	10,105	275,258
Change in unrealized appreciation/depreciation	1,150,403	(167,796)

Change in net assets from operations	1,960,594	1,597,403

Distributions to Class A Shareholders From:
Net investment income	(158,821)	(331,220)
Net realized gains	(54,170)	(27,810)
Distributions to Class C Shareholders From:
Net investment income	(8,272)	(18,902)
Net realized gains	(4,526)	(2,712)
Distributions to Institutional Class Shareholders From:
Net investment income	(632,846)	(1,140,264)
Net realized gains	(191,305)	(81,197)

Change in net assets from shareholder distributions	(1,049,940)	(1,602,105)

Capital Transactions:
Change in net assets from capital transactions	7,612,966	8,086,043

Change in net assets	8,523,620	8,081,341
Net Assets:
Beginning of period	76,450,331	68,368,990

End of period	$84,973,951	$76,450,331

Undistributed net investment income	$27,146	$26,999

See accompanying Notes to the Financial Statements.

XXUPDATEXXX

Sterling Capital Virginia Intermediate Tax-Free Fund		Sterling Capital West Virginia Intermediate Tax-Free Fund
For the Six Months Ended March 31, 2016 (Unaudited)	For the Year Ended September 30, 2015	For the Six Months Ended March 31, 2016 (Unaudited)	For the Year Ended September 30, 2015

$1,291,121	$2,686,997	$1,118,114	$2,352,587
298,065	412,758	449,207	478,892
1,176,006	(553,965)	868,002	(374,084)

2,765,192	2,545,790	2,435,323	2,457,395

(374,416)	(813,175)	(368,475)	(748,083)
(130,362)	(222,245)	(187,693)	(90,668)

(8,340)	(17,657)	(2,995)	(5,266)
(4,426)	(7,394)	(2,185)	(1,175)

(908,322)	(1,856,397)	(745,177)	(1,585,389)
(280,165)	(438,730)	(339,731)	(180,075)

(1,706,031)	(3,355,598)	(1,646,256)	(2,610,656)

2,076,675	(5,282,537)	(3,862,047)	(3,362,373)

3,135,836	(6,092,345)	(3,072,980)	(3,515,634)

116,422,421	122,514,766	102,404,009	105,919,643

$119,558,257	$116,422,421	$99,331,029	$102,404,009

$62,661	$62,618	$69,038	$67,571

Sterling Capital Funds
Statements of Changes in Net Assets (continued)

	Sterling Capital Diversified Income Fund

	For the Six Months Ended March 31, 2016 (Unaudited)	For the Year Ended September 30, 2015
From Investment Activities:
Operations:
Net investment income	$816,427	$804,830
Net realized gain	(428,160)	1,545,401
Change in unrealized appreciation/depreciation	749,531	(3,944,009)

Change in net assets from operations	1,137,798	(1,593,778)

Distributions to Class A Shareholders From:
Net investment income	(310,544)	(334,461)
Distributions to Class B Shareholders From:
Net investment income	(6,851)	(10,148)
Distributions to Class C Shareholders From:
Net investment income	(18,449)	(8,832)
Distributions to Institutional Class Shareholders From:
Net investment income	(606,941)	(391,658)

Change in net assets from shareholder distributions	(942,785)	(745,099)

Capital Transactions:
Change in net assets from capital transactions	(2,361,375)	26,877,456

Change in net assets	(2,166,362)	24,538,579
Net Assets:
Beginning of period	43,525,705	18,987,126

End of period	$41,359,343	$43,525,705

Undistributed (distributions in excess of) net investment income	$1,311	$127,669

See accompanying Notes to the Financial Statements.

XXUPDATEXXX

Sterling Capital Strategic Allocation Balanced Fund		Sterling Capital Strategic Allocation Growth Fund

For the Six Months Ended March 31, 2016 (Unaudited)	For the Year Ended September 30, 2015	For the Six Months Ended March 31, 2016 (Unaudited)	For the Year Ended September 30, 2015

$400,712	$429,275	$262,580	$174,106
874,506	3,050,374	827,090	2,584,952
(559,666)	(4,123,398)	(516,367)	(3,515,566)

715,552	(643,749)	573,303	(756,508)

(509,749)	(492,183)	(341,326)	(228,424)

(7,812)	(9,918)	(9,374)	(6,950)

(9,221)	(5,115)	(5,409)	(2,384)

(1,370)	(3,244)	(11,124)	(11,458)

(528,152)	(510,460)	(367,233)	(249,216)

(2,998,342)	(1,424,319)	(2,721,963)	(203,780)

(2,810,942)	(2,578,528)	(2,515,893)	(1,209,504)

35,800,370	38,378,898	25,740,654	26,950,158

$32,989,428	$35,800,370	$23,224,761	$25,740,654

$(107,409)	$20,031	$(94,622)	$10,031

Sterling Capital Funds
Statements of Changes in Net Assets (continued)

	Sterling Capital Behavioral Large Cap Value Equity Fund
	For the Six Months Ended March 31, 2016 (Unaudited)	For the Year Ended September 30, 2015
Capital Transactions:
Class A Shares:
Proceeds from shares issued	$1,267,345	$2,614,509
Distributions reinvested	229,750	447,660
Value of shares redeemed	(2,547,228)	(5,136,006)

Change in net assets from Class A Share transactions	(1,050,133)	(2,073,837)
Class B Shares:
Proceeds from shares issued	—	7,486
Distributions reinvested	1,497	3,968
Value of shares redeemed	(189,365)	(458,373)

Change in net assets from Class B Share transactions	(187,868)	(446,919)
Class C Shares:
Proceeds from shares issued	314,031	438,703
Distributions reinvested	3,757	3,637
Value of shares redeemed	(58,554)	(122,888)

Change in net assets from Class C Share transactions	259,234	319,452
Institutional Shares:
Proceeds from shares issued	28,153,084	20,184,490
Distributions reinvested	2,067,253	3,816,267
Value of shares redeemed	(13,825,557)	(28,099,724)

Change in net assets from Institutional Share transactions	16,394,780	(4,098,967)
Class R Shares:
Proceeds from shares issued	—	—
Distributions reinvested	—	—
Value of shares redeemed	—	—

Change in net assets from Class R Share transactions	—	—

Change in net assets from capital transactions	$15,416,013	$(6,300,271)

Share Transactions:
Class A Shares:
Issued	72,902	146,143
Reinvested	13,234	25,402
Redeemed	(154,052)	(287,021)

Change in Class A Shares	(67,916)	(115,476)
Class B Shares:
Issued	—	430
Reinvested	87	227
Redeemed	(11,481)	(26,085)

Change in Class B Shares	(11,394)	(25,428)
Class C Shares:
Issued	18,193	25,212
Reinvested	222	212
Redeemed	(3,591)	(7,175)

Change in Class C Shares	14,824	18,249
Institutional Shares:
Issued	1,594,248	1,130,083
Reinvested	118,474	215,497
Redeemed	(817,403)	(1,569,993)

Change in Institutional Shares	895,319	(224,413)
Class R Shares:
Issued	—	—
Reinvested	—	—
Redeemed	—	—

Change in Class R Shares	—	—

Change in Shares	830,833	(347,068)

See accompanying Notes to the Financial Statements.

XXUPDATEXXX

Sterling Capital Mid Value Fund		Sterling Capital Behavioral Small Cap Value Equity Fund		Sterling Capital Special Opportunities Fund
For the Six Months Ended March 31, 2016 (Unaudited)	For the Year Ended September 30, 2015	For the Six Months Ended March 31, 2016 (Unaudited)	For the Year Ended September 30, 2015	For the Six Months Ended March 31, 2016 (Unaudited)	For the Year Ended September 30, 2015

$1,073,208	$3,995,030	$446,692	$6,293,476	$64,163,287	$62,671,497
5,600,796	2,534,757	74,109	435,815	37,784,514	18,786,909
(4,970,915)	(10,670,041)	(5,385,045)	(2,699,126)	(26,860,698)	(172,645,137)

1,703,089	(4,140,254)	(4,864,244)	4,030,165	75,087,103	(91,186,731)

2,246	6,419	4	965	33,184	14,852
129,038	79,231	634	10,280	639,576	405,267
(251,877)	(660,809)	(62,979)	(135,254)	(1,381,156)	(3,556,143)

(120,593)	(575,159)	(62,341)	(124,009)	(708,396)	(3,136,024)

1,112,861	1,973,415	30,753	130,839	24,584,503	33,010,471
866,589	231,333	1,343	9,780	22,875,216	6,765,229
(1,009,726)	(1,108,607)	(6,683)	(112,466)	(9,403,883)	(12,994,833)

969,724	1,096,141	25,413	28,153	38,055,836	26,780,867

89,665,231	123,909,927	34,536,301	13,339,610	106,719,026	258,227,694
95,000,641	44,182,703	750,901	5,662,040	58,697,993	23,151,425
(127,642,430)	(231,109,674)	(6,947,735)	(26,073,254)	(86,888,936)	(364,352,863)

57,023,442	(63,017,044)	28,339,467	(7,071,604)	78,528,083	(82,973,744)

—	—	—	—	95,902	95,793
35	12	1	7	9,484	1,665
—	—	—	—	(18,321)	(77,529)

35	12	1	7	87,065	19,929

$59,575,697	$(66,636,304)	$23,438,296	$(3,137,288)	$191,049,691	$(150,495,703)

66,257	203,628	31,404	421,106	2,937,815	2,698,968
362,511	134,503	5,117	29,897	1,802,865	850,856
(329,962)	(543,986)	(379,695)	(181,097)	(1,256,315)	(7,659,540)

98,806	(205,855)	(343,174)	269,906	3,484,365	(4,109,716)

127	344	—	66	1,948	712
9,126	4,517	45	732	35,219	20,614
(17,869)	(36,079)	(4,628)	(9,250)	(72,657)	(171,412)

(8,616)	(31,218)	(4,583)	(8,452)	(35,490)	(150,086)

72,915	108,419	2,202	8,850	1,308,846	1,588,331
61,675	13,237	96	699	1,258,951	343,762
(66,218)	(61,255)	(489)	(7,727)	(507,460)	(622,148)

68,372	60,401	1,809	1,822	2,060,337	1,309,945

5,516,744	6,305,423	2,442,638	884,167	4,796,954	10,967,320
6,079,045	2,320,846	51,457	384,102	2,686,675	1,014,523
(7,581,080)	(11,898,139)	(492,277)	(1,725,858)	(4,002,557)	(15,184,425)

4,014,709	(3,271,870)	2,001,818	(457,589)	3,481,072	(3,202,582)

—	—	—	—	4,192	4,055
2	1	1	—	445	74
—	—	—	—	(780)	(3,288)

2	1	1	—	3,857	841

4,173,273	(3,448,541)	1,655,871	(194,313)	8,994,141	(6,151,598)

Sterling Capital Funds
Statements of Changes in Net Assets (continued)

	Sterling Capital Equity Income Fund
	For the Six Months Ended March 31, 2016 (Unaudited)	For the Year Ended September 30, 2015
Capital Transactions:
Class A Shares:
Proceeds from shares issued	$47,687,596	$96,426,885
Distributions reinvested	29,928,601	25,697,968
Value of shares redeemed	(102,987,017)	(313,978,501)

Change in net assets from Class A Share transactions	(25,370,820)	(191,853,648)
Class B Shares:
Proceeds from shares issued	—	13,603
Distributions reinvested	234,985	232,254
Value of shares redeemed	(1,237,260)	(3,495,236)

Change in net assets from Class B Share transactions	(1,002,275)	(3,249,379)
Class C Shares:
Proceeds from shares issued	13,333,679	29,610,611
Distributions reinvested	18,626,295	10,900,826
Value of shares redeemed	(29,980,545)	(51,663,697)

Change in net assets from Class C Share transactions	1,979,429	(11,152,260)
Institutional Shares:
Proceeds from shares issued	195,460,345	176,964,153
Distributions reinvested	54,919,637	40,823,997
Value of shares redeemed	(157,144,670)	(375,371,954)

Change in net assets from Institutional Share transactions	93,235,312	(157,583,804)
Class R Shares:
Proceeds from shares issued	155,844	558,881
Distributions reinvested	145,795	78,357
Value of shares redeemed	(191,014)	(313,501)

Change in net assets from Class R Share transactions	110,625	323,737

Change in net assets from capital transactions	$68,952,271	$(363,515,354)

Share Transactions:
Class A Shares:
Issued	2,817,537	5,125,334
Reinvested	1,796,533	1,399,852
Redeemed	(5,952,614)	(16,667,881)

Change in Class A Shares	(1,338,544)	(10,142,695)
Class B Shares:
Issued	—	720
Reinvested	14,152	12,678
Redeemed	(72,784)	(186,907)

Change in Class B Shares	(58,632)	(173,509)
Class C Shares:
Issued	791,518	1,598,787
Reinvested	1,130,244	599,348
Redeemed	(1,813,601)	(2,774,922)

Change in Class C Shares	108,161	(576,787)
Institutional Shares:
Issued	11,563,247	9,468,157
Reinvested	3,288,711	2,218,624
Redeemed	(9,196,113)	(19,907,095)

Change in Institutional Shares	5,655,845	(8,220,314)
Class R Shares:
Issued	9,356	29,720
Reinvested	8,810	4,298
Redeemed	(11,541)	(16,676)

Change in Class R Shares	6,625	17,342

Change in Shares	4,373,455	(19,095,963)

* Commencement of operations.

See accompanying Notes to the Financial Statements.

XXUPDATEXXX

Sterling Capital Long/Short Equity Fund	Sterling Capital Behavioral International Equity Fund	Sterling Capital Ultra Short Bond Fund

For the Six Months Ended March 31, 2016 (Unaudited)	For the Year Ended September 30, 2015	For the Six Months Ended March 31, 2016 (Unaudited)	For the Period November 28, 2014* to September 30, 2015	For the Six Months Ended March 31, 2016 (Unaudited)	For the Year Ended September 30, 2015

$47,589	$986,187	$41,367	$586,586	$7,240,750	$10,746,221
25,974	60,355	10,255	232	64,592	68,470
(635,116)	(1,777,119)	(226,846)	(149)	(7,872,348)	(13,633,265)

(561,553)	(730,577)	(175,224)	586,669	(567,006)	(2,818,574)

—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—

—	—	—	—	—	—

13,750	273,042	750	58,909	—	—
8,039	10,371	437	2	—	—
(130,453)	(124,040)	(1,094)	(26,318)	—	—

(108,664)	159,373	93	32,593	—	—

12,665,210	87,912,677	417,000	26,452,117	8,226,383	11,100,036
987,160	1,447,368	5,373	129	293,357	437,754
(62,582,103)	(69,925,353)	(1,449,103)	(6,457,035)	(4,182,240)	(23,040,368)

(48,929,733)	19,434,692	(1,026,730)	19,995,211	4,337,500	(11,502,578)

—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—

—	—	—	—	—	—

$(49,599,950)	$18,863,488	$(1,201,861)	$20,614,473	$3,770,494	$(14,321,152)

5,987	98,964	4,530	57,632	735,259	1,083,791
3,106	6,171	1,067	24	6,898	6,912
(79,915)	(181,333)	(25,301)	(16)	(800,493)	(1,375,048)

(70,822)	(76,198)	(19,704)	57,640	(58,336)	(284,345)

—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—

—	—	—	—	—	—

1,559	27,148	81	5,627	—	—
975	1,068	46	—	—	—
(15,919)	(12,722)	(113)	(2,556)	—	—

(13,385)	15,494	14	3,071	—	—

1,498,005	8,840,835	46,845	2,645,568	836,902	1,119,396
117,379	147,540	559	13	29,499	44,220
(7,518,262)	(7,135,189)	(150,859)	(632,437)	(425,098)	(2,323,600)

(5,902,878)	1,853,186	(103,455)	2,013,144	441,303	(1,159,984)

—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—

—	—	—	—	—	—

(5,987,085)	1,792,482	(123,145)	2,073,855	382,967	(1,444,329)

Sterling Capital Funds
Statements of Changes in Net Assets (continued)

	Sterling Capital Short Duration Bond Fund
	For the Six Months Ended March 31, 2016 (Unaudited)	For the Year Ended September 30, 2015
Capital Transactions:
Class A Shares:
Proceeds from shares issued	$1,075,081	$1,780,844
Distributions reinvested	78,462	195,572
Value of shares redeemed	(1,521,276)	(4,147,988)

Change in net assets from Class A Share transactions	(367,733)	(2,171,572)
Class B Shares:
Proceeds from shares issued	—	—
Distributions reinvested	—	—
Value of shares redeemed	—	—

Change in net assets from Class B Share transactions	—	—
Class C Shares:
Proceeds from shares issued	757,262	866,184
Distributions reinvested	14,679	38,764
Value of shares redeemed	(998,061)	(340,975)

Change in net assets from Class C Share transactions	(226,120)	563,973
Institutional Shares:
Proceeds from shares issued	13,530,465	40,419,740
Distributions reinvested	377,183	723,318
Value of shares redeemed	(17,818,397)	(42,076,172)

Change in net assets from Institutional Share transactions	(3,910,749)	(933,114)
Class R Shares:
Proceeds from shares issued	—	—
Distributions reinvested	—	—
Value of shares redeemed	—	—

Change in net assets from Class R Share transactions	—	—

Change in net assets from capital transactions	$(4,504,602)	$(2,540,713)

Share Transactions:
Class A Shares:
Issued	122,110	198,119
Reinvested	8,916	21,793
Redeemed	(172,837)	(462,323)

Change in Class A Shares	(41,811)	(242,411)
Class B Shares:
Issued	—	—
Reinvested	—	—
Redeemed	—	—

Change in Class B Shares	—	—
Class C Shares:
Issued	85,961	96,176
Reinvested	1,668	4,326
Redeemed	(113,511)	(37,932)

Change in Class C Shares	(25,882)	62,570
Institutional Shares:
Issued	1,538,241	4,499,707
Reinvested	42,848	80,754
Redeemed	(2,023,490)	(4,683,385)

Change in Institutional Shares	(442,401)	(102,924)
Class R Shares:
Issued	—	—
Reinvested	—	—
Redeemed	—	—

Change in Class R Shares	—	—

Change in Shares	(510,094)	(282,765)

See accompanying Notes to the Financial Statements.

XXUPDATEXXX

Sterling Capital Intermediate U.S. Government Fund		Sterling Capital Total Return Bond Fund		Sterling Capital Corporate Fund
For the Six Months Ended March 31, 2016 (Unaudited)	For the Year Ended September 30, 2015	For the Six Months Ended March 31, 2016 (Unaudited)	For the Year Ended September 30, 2015	For the Six Months Ended March 31, 2016 (Unaudited)	For the Year Ended September 30, 2015

$548,477	$5,617,921	$19,582,595	$17,808,421	$506	$102,581
51,782	176,965	783,438	1,313,403	4,686	8,740
(796,235)	(6,858,288)	(7,253,014)	(9,566,217)	(15,793)	(25,718)

(195,976)	(1,063,402)	13,113,019	9,555,607	(10,601)	85,603

—	4,242	—	61,690	—	—
572	2,500	9,538	29,761	—	—
(44,105)	(103,686)	(259,823)	(601,269)	—	—

(43,533)	(96,944)	(250,285)	(509,818)	—	—

304,333	45,149	329,858	1,912,192	37,502	—
3,257	9,045	58,063	121,462	180	196
(148,450)	(100,278)	(799,961)	(1,155,506)	—	—

159,140	(46,084)	(412,040)	878,148	37,682	196

4,752,438	9,866,530	98,662,260	310,192,582	10,999,831	32,047,361
54,976	161,461	6,640,031	13,629,682	965,182	1,854,765
(5,306,929)	(11,478,580)	(109,118,336)	(134,827,838)	(11,643,622)	(19,247,924)

(499,515)	(1,450,589)	(3,816,045)	188,994,426	321,391	14,654,202

—	—	—	54	—	—
—	—	79	173	—	—
—	—	(700)	—	—	—

—	—	(621)	227	—	—

$(579,884)	$(2,657,019)	$8,634,028	$198,918,590	$348,472	$14,740,001

53,936	545,502	1,873,956	1,661,183	50	9,931
5,096	17,275	74,650	123,015	465	854
(78,402)	(675,060)	(691,804)	(898,029)	(1,576)	(2,527)

(19,370)	(112,283)	1,256,802	886,169	(1,061)	8,258

—	417	—	5,720	—	—
57	245	908	2,781	—	—
(4,360)	(10,149)	(24,716)	(56,277)	—	—

(4,303)	(9,487)	(23,808)	(47,776)	—	—

29,936	4,418	31,473	177,979	3,769	—
321	884	5,525	11,360	18	19
(14,603)	(9,774)	(76,282)	(108,440)	—	—

15,654	(4,472)	(39,284)	80,899	3,787	19

467,212	963,312	9,398,630	28,947,287	1,096,633	3,125,906
5,406	15,746	632,489	1,275,687	96,029	181,138
(520,777)	(1,120,290)	(10,395,345)	(12,661,006)	(1,160,650)	(1,881,928)

(48,159)	(141,232)	(364,226)	17,561,968	32,012	1,425,116

—	—	—	5	—	—
—	—	8	16	—	—
—	—	(68)	—	—	—

—	—	(60)	21	—	—

(56,178)	(267,474)	829,424	18,481,281	34,738	1,433,393

Sterling Capital Funds
Statements of Changes in Net Assets (continued)

	Sterling Capital Securitized Opportunities Fund

	For the Six Months Ended March 31, 2016 (Unaudited)	For the Year Ended September 30, 2015

Capital Transactions:
Class A Shares:
Proceeds from shares issued	$4,819,600	$44,803
Distributions reinvested	15,414	2,729
Value of shares redeemed	(4,783,662)	(10,517)

Change in net assets from Class A Share transactions	51,352	37,015
Class C Shares:
Proceeds from shares issued	—	—
Distributions reinvested	307	687
Value of shares redeemed	—	—

Change in net assets from Class C Share transactions	307	687
Institutional Shares:
Proceeds from shares issued	8,234,617	16,013,633
Distributions reinvested	585,588	1,131,660
Value of shares redeemed	(7,695,542)	(7,757,627)

Change in net assets from Institutional Share transactions	1,124,663	9,387,666

Change in net assets from capital transactions	$1,176,322	$9,425,368

Share Transactions:
Class A Shares:
Issued	483,258	4,462
Reinvested	1,552	273
Redeemed	(484,924)	(1,057)

Change in Class A Shares	(114)	3,678
Class C Shares:
Issued	—	—
Reinvested	31	69
Redeemed	—	—

Change in Class C Shares	31	69
Institutional Shares:
Issued	827,915	1,601,075
Reinvested	58,862	113,147
Redeemed	(774,267)	(777,454)

Change in Institutional Shares	112,510	936,768

Change in Shares	112,427	940,515

See accompanying Notes to the Financial Statements.

XXUPDATEXXX

Sterling Capital Kentucky Intermediate Tax-Free Fund		Sterling Capital Maryland Intermediate Tax-Free Fund		Sterling Capital North Carolina Intermediate Tax-Free Fund

For the Six Months Ended March 31, 2016 (Unaudited)	For the Year Ended September 30, 2015	For the Six Months Ended March 31, 2016 (Unaudited)	For the Year Ended September 30, 2015	For the Six Months Ended March 31, 2016 (Unaudited)	For the Year Ended September 30, 2015

$59,155	$173,580	$9,191	$993,275	$5,385,075	$3,271,634
91,405	157,983	71,582	110,293	595,159	856,621
(419,307)	(317,405)	(816,322)	(967,867)	(2,972,689)	(6,565,206)

(268,747)	14,158	(735,549)	135,701	3,007,545	(2,436,951)

—	—	30,089	82,459	2,262,668	1,136,424
390	637	7,531	10,790	44,692	41,063
—	—	(110,951)	(95,561)	(407,274)	(685,456)

390	637	(73,331)	(2,312)	1,900,086	492,031

735,100	2,443,555	1,765,628	6,010,967	10,924,676	35,818,542
33,984	71,870	171,321	247,424	610,274	885,369
(2,106,480)	(3,291,429)	(3,055,037)	(7,646,027)	(13,888,439)	(40,683,164)

(1,337,396)	(776,004)	(1,118,088)	(1,387,636)	(2,353,489)	(3,979,253)

$(1,605,753)	$(761,209)	$(1,926,968)	$(1,254,247)	$2,554,142	$(5,924,173)

5,570	16,327	821	89,218	486,857	298,779
8,676	14,790	6,403	9,851	54,174	78,025
(39,734)	(29,673)	(73,042)	(86,735)	(269,468)	(598,065)

(25,488)	1,444	(65,818)	12,334	271,563	(221,261)

—	—	2,659	7,385	205,560	103,490
37	60	674	964	4,075	3,743
—	—	(9,924)	(8,520)	(37,110)	(62,562)

37	60	(6,591)	(171)	172,525	44,671

69,701	229,733	157,068	535,757	992,139	3,254,656
3,227	6,748	15,284	22,079	55,539	80,670
(199,482)	(309,523)	(272,250)	(682,029)	(1,262,277)	(3,703,277)

(126,554)	(73,042)	(99,898)	(124,193)	(214,599)	(367,951)

(152,005)	(71,538)	(172,307)	(112,030)	229,489	(544,541)

Sterling Capital Funds
Statements of Changes in Net Assets (continued)

	Sterling Capital South Carolina Intermediate Tax-Free Fund
	For the Six Months Ended March 31, 2016 (Unaudited)	For the Year Ended September 30, 2015
Capital Transactions:
Class A Shares:
Proceeds from shares issued	$1,350,662	$1,137,270
Distributions reinvested	181,793	297,069
Value of shares redeemed	(642,863)	(407,404)

Change in net assets from Class A Share transactions	889,592	1,026,935
Class C Shares:
Proceeds from shares issued	650,592	443,217
Distributions reinvested	11,376	16,351
Value of shares redeemed	(388,910)	(2,376,040)

Change in net assets from Class C Share transactions	273,058	(1,916,472)
Institutional Shares:
Proceeds from shares issued	9,785,726	15,028,426
Distributions reinvested	217,315	287,136
Value of shares redeemed	(3,552,725)	(6,339,982)

Change in net assets from Institutional Share transactions	6,450,316	8,975,580

Change in net assets from capital transactions	$7,612,966	$8,086,043

Share Transactions:
Class A Shares:
Issued	120,275	102,254
Reinvested	16,257	26,667
Redeemed	(57,511)	(213,198)

Change in Class A Shares	79,021	(84,277)
Class C Shares:
Issued	58,158	39,731
Reinvested	1,017	1,468
Redeemed	(34,922)	(36,461)

Change in Class C Shares	24,253	4,738
Institutional Shares:
Issued	879,540	1,360,106
Reinvested	19,545	25,956
Redeemed	(320,496)	(572,809)

Change in Institutional Shares	578,589	813,253

Change in Shares	681,863	733,714

See accompanying Notes to the Financial Statements.

Sterling Capital Virginia Intermediate Tax-Free Fund		Sterling Capital West Virginia Intermediate Tax-Free Fund
For the Six Months Ended March 31, 2016 (Unaudited)	For the Year Ended September 30, 2015	For the Six Months Ended March 31, 2016 (Unaudited)	For the Year Ended September 30, 2015

$700,035	$647,538	$1,442,222	$3,689,399
400,575	805,613	463,178	677,107
(1,778,041)	(5,638,506)	(1,242,072)	(4,210,504)

(677,431)	(4,185,355)	663,328	156,002

123,107	92,545	165,000	76,104
11,441	22,214	4,299	5,600
(22,019)	(351,479)	(6,139)	(129,627)

112,529	(236,720)	163,160	(47,923)

8,557,195	17,263,590	4,512,555	13,932,544
285,573	500,475	264,533	308,998
(6,201,192)	(18,624,527)	(9,465,623)	(17,711,994)

2,641,576	(860,462)	(4,688,535)	(3,470,452)

$2,076,674	$(5,282,537)	$(3,862,047)	$(3,362,373)

58,233	53,868	141,894	363,040
33,319	67,076	45,587	66,738
(147,702)	(471,168)	(122,215)	(415,158)

(56,150)	(350,224)	65,266	14,620

10,199	7,781	16,059	7,559
952	1,850	423	552
(1,835)	(29,287)	(601)	(12,715)

9,316	(19,656)	15,881	(4,604)

709,616	1,436,452	442,839	1,371,642
23,747	41,712	26,035	30,430
(515,599)	(1,551,666)	(929,512)	(1,740,598)

217,764	(73,502)	(460,638)	(338,526)

170,930	(443,382)	(379,491)	(328,510)

Sterling Capital Funds
Statements of Changes in Net Assets (continued)

	Sterling Capital Diversified Income Fund
	For the Six Months Ended March 31, 2016 (Unaudited)	For the Year Ended September 30, 2015
Capital Transactions:
Class A Shares:
Proceeds from shares issued	$681,482	$1,887,859
Distributions reinvested	284,445	308,203
Value of shares redeemed	(889,358)	(2,937,504)

Change in net assets from Class A Share transactions	76,569	(741,442)
Class B Shares:
Proceeds from shares issued	2,069	—
Distributions reinvested	6,741	9,755
Value of shares redeemed	(202,889)	(287,067)

Change in net assets from Class B Share transactions	(194,079)	(277,312)
Class C Shares:
Proceeds from shares issued	344,366	555,913
Distributions reinvested	11,123	6,249
Value of shares redeemed	(103,147)	(27,698)

Change in net assets from Class C Share transactions	252,342	534,464
Institutional Shares:
Proceeds from shares issued	2,972,179	30,753,764
Distributions reinvested	598,078	386,573
Value of shares redeemed	(6,066,464)	(3,778,591)

Change in net assets from Institutional Share transactions	(2,496,207)	27,361,746

Change in net assets from capital transactions	$(2,361,375)	$26,877,456

Share Transactions:
Class A Shares:
Issued	66,885	176,782
Reinvested	27,950	29,144
Redeemed	(87,839)	(274,990)

Change in Class A Shares	6,996	(69,064)
Class B Shares:
Issued	203	—
Reinvested	660	917
Redeemed	(19,877)	(26,758)

Change in Class B Shares	(19,014)	(25,841)
Class C Shares:
Issued	33,754	52,905
Reinvested	1,105	599
Redeemed	(10,438)	(2,590)

Change in Class C Shares	24,421	50,914
Institutional Shares:
Issued	290,629	2,805,133
Reinvested	58,097	36,774
Redeemed	(594,885)	(354,765)

Change in Institutional Shares	(246,159)	2,487,142

Change in Shares	(233,756)	2,443,151

See accompanying Notes to the Financial Statements.

Sterling Capital Strategic Allocation Balanced Fund		Sterling Capital Strategic Allocation Growth Fund
For the Six Months Ended March 31, 2016 (Unaudited)	For the Year Ended September 30, 2015	For the Six Months Ended March 31, 2016 (Unaudited)	For the Year Ended September 30, 2015

$783,251	$4,039,105	$791,385	$2,672,841
499,537	481,066	337,129	225,466
(3,915,806)	(4,799,807)	(2,583,477)	(2,848,121)

(2,633,018)	(279,636)	(1,454,963)	50,186

—	8,241	710	11,967
7,812	9,918	9,375	6,950
(368,478)	(1,048,427)	(345,573)	(976,831)

(360,666)	(1,030,268)	(335,488)	(957,914)

63,827	174,979	36,272	96,199
9,221	5,115	5,147	1,997
(47,007)	(159,492)	(110,453)	(93,956)

26,041	20,602	(69,034)	4,240

16	44	75,291	860,482
1,370	1,785	11,122	11,035
(32,085)	(136,846)	(948,891)	(171,809)

(30,699)	(135,017)	(862,478)	699,708

$(2,998,342)	$(1,424,319)	$(2,721,963)	$(203,780)

75,293	373,614	79,490	251,786
48,164	44,976	33,419	21,649
(381,025)	(442,468)	(257,647)	(268,419)

(257,568)	(23,878)	(144,738)	5,016

—	799	70	1,186
768	947	954	687
(35,967)	(98,893)	(35,824)	(94,604)

(35,199)	(97,147)	(34,800)	(92,731)

6,468	16,293	3,743	9,377
906	488	526	198
(4,628)	(14,971)	(11,347)	(9,025)

2,746	1,810	(7,078)	550

2	4	7,330	83,195
131	166	1,099	1,062
(3,024)	(12,721)	(90,725)	(16,514)

(2,891)	(12,551)	(82,296)	67,743

(292,912)	(131,766)	(268,912)	(19,422)

Sterling Capital Funds
Statement of Cash Flows
For the Six Months Ended March 31, 2016 (Unaudited)

Sterling Capital Long/Short Equity Fund
Cash Used for Operating Activities:
Net decrease in net assets from operations	$(8,198,926)

Adjustments to reconcile net decrease in net assets resulting from operations to net cash used for operating activities:
Decrease in cash held at broker for securities short sales	15,841,421
Decrease in interest and dividends receivable	35,951
Increase in prepaid expenses	(18,046)
Increase in payable for dividends on short sales	1,365
Decrease in payable to broker for service fee on short sales	(226)
Decrease in investment advisory fees payable	(77,556)
Increase in accounting and administration out-of-pocket fees payable	1,416
Decrease in administration fees payable	(5,256)
Decrease in audit fees payable	(3,159)
Decrease in transfer agent fees payable	(27)
Decrease in distribution (12b-1) fees payable	(275)
Decrease in Trustee fees payable	(13)
Decrease in other fees	(11,646)
Amortization of premium and accretion of discount on investments	(47,446)
Net realized gain (loss) on investments	20,710,378
Net unrealized gain (loss) on investments and foreign currency translations	(12,996,242)
Premiums received from options written	133,383
Premiums paid on closing options written	(80,573)
Proceeds from investments sold short	(99,429,031)
Purchases to cover investments sold short	89,755,228
Purchases of long-term investments	(86,955,210)
Proceeds from sales of long-term investments	121,519,838
Net purchases of short-term securities	14,383,847

Net cash provided by operating activities	54,559,195

Cash Provided by (Used for) Financing Activities:
Proceeds from issuance of capital shares	12,246,372
Payments on redemption of capital shares	(63,835,646)
Cash dividends paid to shareholders	(774,143)

Net cash provided for financing activities	(52,363,417)

Cash:
Net increase in cash	2,195,778
Cash at beginning of period	4,764

Cash at end of period	$2,200,542

Supplemental Disclosure of Cash Flow Information:
Cash paid during the period for dividend expense and service fee on securities sold short	$391,018

Non-Cash Financing Activities:
Capital shares issued in reinvestment of distributions paid to shareholders	$1,021,173

See accompanying Notes to the Financial Statements.

(This page has been left blank intentionally.)

Sterling Capital Funds
Financial Highlights, Class A Shares

The financial highlights table is intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of the Funds’ operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

		Investment Activities			Distributions
Net Asset Value, Beginning of Period		Net investment income (loss)(a)	Net realized/ unrealized gains (losses) on investments	Total from Investment Activities	Net investment income	Net realized gains on investments	Total Distributions
Sterling Capital Behavioral Large Cap Value Equity Fund
Six Months Ended March 31, 2016 (Unaudited)	$16.53	0.13	0.60	0.73	(0.13)	—	(0.13)
Year Ended September 30, 2015	$17.24	0.22	(0.69)	(0.47)	(0.24)	—	(0.24)
Year Ended September 30, 2014	$14.16	0.18	3.06	3.24	(0.16)	—	(0.16)
Year Ended September 30, 2013	$12.80	0.13	1.36	1.49	(0.13)	—	(0.13)
Year Ended September 30, 2012	$9.90	0.11	2.90	3.01	(0.11)	—	(0.11)
Year Ended September 30, 2011	$10.52	0.11	(0.62)	(0.51)	(0.11)	—	(0.11)
Sterling Capital Mid Value Fund
Six Months Ended March 31, 2016 (Unaudited)	$17.97	0.03	1.13	1.16	—	(3.34)	(3.34)
Year Ended September 30, 2015	$19.33	0.06	(0.14)	(0.08)	(0.11)	(1.17)	(1.28)
Year Ended September 30, 2014	$18.78	0.05	1.76	1.81	(0.06)	(1.20)	(1.26)
Year Ended September 30, 2013	$14.28	0.13	4.47	4.60	(0.10)	—	(0.10)
Year Ended September 30, 2012	$11.37	0.10	2.91	3.01	(0.10)	—	(0.10)
Year Ended September 30, 2011	$12.08	0.04	(0.70)	(0.66)	(0.05)	—	(0.05)
Sterling Capital Behavioral Small Cap Value Equity Fund
Six Months Ended March 31, 2016 (Unaudited)	$14.04	0.10	0.29	0.39	(0.08)	(0.01)	(0.09)
Year Ended September 30, 2015	$14.34	0.18	0.16	0.34	(0.20)	(0.44)	(0.64)
Year Ended September 30, 2014	$15.25	0.11	0.93	1.04	(0.08)	(1.87)	(1.95)
Year Ended September 30, 2013	$12.01	0.05	3.37	3.42	(0.03)	(0.15)	(0.18)
Year Ended September 30, 2012	$10.79	0.03	2.17	2.20	—	(0.98)	(0.98)
Year Ended September 30, 2011	$11.19	(0.05)	(0.35)	(0.40)	—	—	—
Sterling Capital Special Opportunities Fund
Six Months Ended March 31, 2016 (Unaudited)	$22.96	0.03	1.82	1.85	—	(3.31)	(3.31)
Year Ended September 30, 2015	$23.33	(0.06)	0.89	0.83	—	(1.20)	(1.20)
Year Ended September 30, 2014	$21.38	(0.02)	4.26	4.24	(0.01)	(2.28)	(2.29)
Year Ended September 30, 2013	$18.51	0.05 (e)	3.78	3.83	(0.01)	(0.95)	(0.96)
Year Ended September 30, 2012	$15.25	— (f)	3.57	3.57	—	(0.31)	(0.31)
Year Ended September 30, 2011	$15.93	(0.06)	(0.52)	(0.58)	—	(0.10)	(0.10)
Sterling Capital Equity Income Fund
Six Months Ended March 31, 2016 (Unaudited)	$17.35	0.17	0.90	1.07	(0.18)	(1.10)	(1.28)
Year Ended September 30, 2015	$18.94	0.31	(1.06)	(0.75)	(0.33)	(0.51)	(0.84)
Year Ended September 30, 2014	$18.14	0.34	1.40	1.74	(0.31)	(0.63)	(0.94)
Year Ended September 30, 2013	$16.03	0.29	2.23	2.52	(0.25)	(0.16)	(0.41)
Year Ended September 30, 2012	$13.25	0.25	2.72	2.97	(0.19)	—	(0.19)
Year Ended September 30, 2011	$13.05	0.25	0.14 (h)	0.39	(0.19)	—	(0.19)
Sterling Capital Long/Short Equity Fund
Six Months Ended March 31, 2016 (Unaudited)	$8.87	(0.02)	(0.89)	(0.91)	—	(0.20)	(0.20)
Year Ended September 30, 2015	$10.90	(0.19)	(1.54)	(1.73)	—	(0.30)	(0.30)
December 13, 2013 to September 30, 2014(k)	$10.00	(0.13)	1.03	0.90	—	—	—
Sterling Capital Behavioral International Equity Fund
Six Months Ended March 31, 2016 (Unaudited)	$9.22	0.04	0.17	0.21	(0.21)	—	(0.21)
November 28, 2014 to September 30, 2015(k)	$10.00	0.18	(0.94)	(0.76)	(0.02)	—	(0.02)
Sterling Capital Ultra Short Bond Fund
Six Months Ended March 31, 2016 (Unaudited)	$9.87	0.04	(0.01)	0.03	(0.07)	—	(0.07)
Year Ended September 30, 2015	$9.94	0.04	(0.02)	0.02	(0.09)	—	(0.09)
Year Ended September 30, 2014	$9.98	0.05	(0.03)	0.02	(0.06)	—	(0.06)
November 30, 2012 to September 30, 2013(k)	$10.00	0.03	(0.02)	0.01	(0.03)	—	(0.03)

*	During the periods certain fees were waived (See Note 5 in the Notes to the Financial Statements). If such reductions had not occurred, the ratios would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Includes proceeds received from a settlement of litigation, which impacted the Fund’s total return. Not including these proceeds, the Fund’s total return would have been 11.56%.
(e)

Net investment income per share reflects a special dividend, which amounted to $0.01 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 0.19% per share.

(f)	Amount is less than $0.005.
(g)	Ratio is below 0.005%.
(h)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of Fund shares in relation to fluctuating market values during the period.

(i)	Net expense ratio excluding dividend expense and service fee on securities sold short would have been 2.16% per share.
(j)	Net expense ratio excluding dividend expense and service fee on securities sold short would have been 2.08% per share.
(k)	Period from commencement of operations.
(l)	Net expense ratio excluding dividend expense and service fee on securities sold short would have been 2.04% per share.

See accompanying Notes to the Financial Statements.

			Ratios/Supplementary Data
Net Asset Value, End of Period	Total Return (excludes sales charge) (b)		Net Assets, End of Period (000)	Ratio of net expenses to average net assets (c)		Ratio of net investment income (loss) to average net assets (c)		Ratio of expenses to average net assets*(c)	Portfolio turnover rate**(b)

$17.13	4.38%		$31,038	1.04%		1.58%		1.16%	67.73%
$16.53	(2.81)%		$31,079	1.06%		1.25%		1.16%	135.05%
$17.24	22.96%		$34,395	1.06%		1.09%		1.16%	113.75%
$14.16	11.72	%(d)	$28,682	1.09%		0.97%		1.19%	164.27%
$12.80	30.52%		$28,618	1.08%		0.98%		1.28%	68.75%
$9.90	(5.01)%		$24,603	1.08%		0.93%		1.47%	66.29%

$15.79	6.84%		$32,136	1.20%		0.41%		1.20%	16.96%
$17.97	(0.69)%		$34,792	1.19%		0.29%		1.19%	30.61%
$19.33	9.91%		$41,403	1.18%		0.26%		1.18%	27.30%
$18.78	32.36%		$36,094	1.17%		0.79%		1.17%	34.03%
$14.28	26.57%		$21,976	1.19%		0.78%		1.20%	21.62%
$11.37	(5.51)%		$18,017	1.18%		0.32%		1.22%	38.30%

$14.34	2.71%		$8,625	1.19%		1.47%		1.22%	65.42%
$14.04	2.20%		$13,261	1.25%		1.18%		1.25%	101.99%
$14.34	7.09%		$9,681	1.24%		0.74%		1.24%	68.50%
$15.25	28.74%		$8,813	1.29%		0.36%		1.29%	176.62%
$12.01	21.31%		$6,720	1.33%		0.22%		1.44%	32.86%
$10.79	(3.57)%		$6,152	1.33%		(0.39)%		1.69%	63.02%

$21.50	8.42%		$322,379	1.20%		0.26%		1.22%	20.52%
$22.96	3.75%		$264,294	1.22%		(0.25)%		1.22%	26.98%
$23.33	21.71%		$364,368	1.21%		(0.11)%		1.21%	32.35%
$21.38	21.59%		$269,300	1.24%		0.27	%(e)	1.24%	53.76%
$18.51	23.67%		$174,085	1.29%		(0.00	)%(g)	1.38%	19.38%
$15.25	(3.72)%		$197,138	1.28%		(0.35)%		1.53%	31.51%

$17.14	6.43%		$449,641	1.22%		1.96%		1.22%	16.62%
$17.35	(4.16)%		$478,393	1.21%		1.66%		1.21%	27.53%
$18.94	9.76%		$714,457	1.20%		1.79%		1.20%	16.13%
$18.14	16.02%		$690,106	1.20%		1.69%		1.20%	30.56%
$16.03	22.47%		$371,659	1.19%		1.61%		1.26%	21.30%
$13.25	2.93%		$214,622	1.18%		1.80%		1.43%	16.64%

$7.76	(10.38)%		$594	3.31	%(i)	(0.48)%		3.33%	191.28%
$8.87	(16.16)%		$1,307	3.19	%(j)	(1.93)%		3.19%	265.99%
$10.90	9.00%		$2,437	3.44	%(l)	(1.55)%		3.44%	193.58%

$9.22	2.14%		$350	1.34%		0.76%		1.56%	74.63%
$9.22	(7.57)%		$531	1.28%		2.16%		1.44%	133.50%

$9.83	0.32%		$7,687	0.73%		0.79%		0.80%	24.46%
$9.87	0.25%		$8,295	0.78%		0.43%		0.80%	66.19%
$9.94	0.21%		$11,184	0.73%		0.51%		0.73%	79.98%
$9.98	0.15%		$13,526	0.73%		0.41%		0.73%	55.18%

Sterling Capital Funds
Financial Highlights, Class A Shares

The financial highlights table is intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of the Funds’ operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net investment income(a)	Net realized/ unrealized gains (losses) on investments	Total from Investment Activities	Net investment income	Net realized gains on investments	Return of capital		Total Distributions
Sterling Capital Short Duration Bond Fund
Six Months Ended March 31, 2016 (Unaudited)	$8.86	0.05	0.01	0.06	(0.12)	—	—		(0.12)
Year Ended September 30, 2015	$9.07	0.10	(0.05)	0.05	(0.26)	—	—		(0.26)
Year Ended September 30, 2014	$9.24	0.14	(0.04)	0.10	(0.27)	—	—		(0.27)
Year Ended September 30, 2013	$9.47	0.17	(0.10)	0.07	(0.30)	—	—		(0.30)
Year Ended September 30, 2012	$9.36	0.19	0.24	0.43	(0.32)	—	—		(0.32)
Year Ended September 30, 2011	$9.68	0.17	(0.19)	(0.02)	(0.30)	—	—		(0.30)
Sterling Capital Intermediate U.S. Government Fund
Six Months Ended March 31, 2016 (Unaudited)	$10.18	0.05	0.09	0.14	(0.08)	—	—		(0.08)
Year Ended September 30, 2015	$10.19	0.13	0.05	0.18	(0.19)	—	—		(0.19)
Year Ended September 30, 2014	$10.29	0.14	0.09	0.23	(0.33)	—	—		(0.33)
Year Ended September 30, 2013	$10.86	0.16	(0.43)	(0.27)	(0.30)	—	—		(0.30)
Year Ended September 30, 2012	$10.79	0.20	0.16	0.36	(0.29)	—	—		(0.29)
Year Ended September 30, 2011	$10.80	0.24	0.06	0.30	(0.31)	—	—		(0.31)
Sterling Capital Total Return Bond Fund
Six Months Ended March 31, 2016 (Unaudited)	$10.53	0.14	0.10	0.24	(0.17)	—	—		(0.17)
Year Ended September 30, 2015	$10.66	0.28	(0.06)	0.22	(0.35)	—	—		(0.35)
Year Ended September 30, 2014	$10.52	0.31	0.21	0.52	(0.37)	(0.01)	—		(0.38)
Year Ended September 30, 2013	$11.15	0.29	(0.46)	(0.17)	(0.38)	(0.08)	—		(0.46)
Year Ended September 30, 2012	$11.05	0.29	0.46	0.75	(0.38)	(0.27)	—		(0.65)
Year Ended September 30, 2011	$11.32	0.38	0.01	0.39	(0.45)	(0.21)	—		(0.66)
Sterling Capital Corporate Fund
Six Months Ended March 31, 2016 (Unaudited)	$10.10	0.14	0.03	0.17	(0.14)	—	—		(0.14)
Year Ended September 30, 2015	$10.25	0.29	(0.14)	0.15	(0.29)	(0.01)	—	(d)	(0.30)
Year Ended September 30, 2014	$10.15	0.31	0.20	0.51	(0.31)	(0.10)	—		(0.41)
February 1, 2013 to September 30, 2013(e)	$10.53	0.22	(0.38)	(0.16)	(0.22)	—	—		(0.22)
Sterling Capital Securitized Opportunities Fund
Six Months Ended March 31, 2016 (Unaudited)	$9.98	0.10	0.03	0.13	(0.12)	—	—		(0.12)
Year Ended September 30, 2015	$9.90	0.20	0.13	0.33	(0.25)	—	—		(0.25)
Year Ended September 30, 2014	$9.85	0.22	0.11	0.33	(0.28)	—	—		(0.28)
February 1, 2013 to September 30, 2013(e)	$10.16	0.11	(0.21)	(0.10)	(0.21)	—	—		(0.21)
Sterling Capital Kentucky Intermediate Tax-Free Fund
Six Months Ended March 31, 2016 (Unaudited)	$10.62	0.12	0.09	0.21	(0.12)	(0.13)	—		(0.25)
Year Ended September 30, 2015	$10.86	0.25	(0.06)	0.19	(0.25)	(0.18)	—		(0.43)
Year Ended September 30, 2014	$10.67	0.27	0.18	0.45	(0.26)	—	—		(0.26)
Year Ended September 30, 2013	$11.17	0.24	(0.44)	(0.20)	(0.24)	(0.06)	—		(0.30)
Year Ended September 30, 2012	$10.80	0.27	0.40	0.67	(0.27)	(0.03)	—		(0.30)
Year Ended September 30, 2011	$10.83	0.29	0.02 (f)	0.31	(0.29)	(0.05)	—		(0.34)
Sterling Capital Maryland Intermediate Tax-Free Fund
Six Months Ended March 31, 2016 (Unaudited)	$11.17	0.10	0.16	0.26	(0.10)	(0.07)	—		(0.17)
Year Ended September 30, 2015	$11.23	0.20	— (d)	0.20	(0.20)	(0.06)	—		(0.26)
Year Ended September 30, 2014	$10.96	0.19	0.27	0.46	(0.19)	—	—		(0.19)
Year Ended September 30, 2013	$11.56	0.19	(0.45)	(0.26)	(0.19)	(0.15)	—		(0.34)
Year Ended September 30, 2012	$11.23	0.24	0.41	0.65	(0.24)	(0.08)	—		(0.32)
Year Ended September 30, 2011	$11.21	0.28	0.06	0.34	(0.28)	(0.04)	—		(0.32)

*	During the periods certain fees were waived (See Note 5 in the Notes to the Financial Statements). If such reductions had not occurred, the ratios would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(a)	Per share net investment income has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Amount is less than $0.005.
(e)	Period from commencement of operations.
(f)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of Fund shares in relation to fluctuating market values during the period.

See accompanying Notes to the Financial Statements.

		Ratios/Supplementary Data
Net Asset Value, End of Period	Total Return (excludes sales charge) (b)	Net Assets, End of Period (000)	Ratio of net expenses to average net assets (c)	Ratio of net investment income to average net assets (c)	Ratio of expenses to average net assets*(c)	Portfolio turnover rate**(b)

$8.80	0.65%	$7,656	0.78%	1.18%	0.82%	32.11%
$8.86	0.56%	$8,075	0.79%	1.17%	0.81%	55.74%
$9.07	1.13%	$10,468	0.76%	1.48%	0.80%	56.10%
$9.24	0.72%	$13,812	0.77%	1.83%	0.81%	56.09%
$9.47	4.68%	$8,965	0.81%	2.04%	0.91%	85.13%
$9.36	(0.20)%	$7,684	0.85%	1.81%	1.20%	120.09%

$10.24	1.37%	$7,468	0.87%	1.04%	0.99%	29.95%
$10.18	1.81%	$7,625	0.91%	1.29%	0.98%	62.02%
$10.19	2.23%	$8,778	0.93%	1.41%	0.93%	35.74%
$10.29	(2.54)%	$10,172	0.93%	1.50%	0.93%	66.16%
$10.86	3.41%	$12,788	0.97%	1.81%	1.10%	71.68%
$10.79	2.86%	$13,344	0.96%	2.30%	1.33%	83.62%

$10.60	2.30%	$61,403	0.73%	2.71%	0.83%	29.46%
$10.53	2.04%	$47,782	0.73%	2.63%	0.83%	41.37%
$10.66	5.03%	$38,929	0.81%	2.90%	0.83%	75.21%
$10.52	(1.51)%	$42,774	0.82%	2.68%	0.84%	149.09%
$11.15	7.13%	$50,063	0.88%	2.65%	0.99%	110.82%
$11.05	3.68%	$37,274	0.95%	3.47%	1.32%	131.87%

$10.13	1.71%	$338	0.89%	2.81%	0.89%	29.00%
$10.10	1.51%	$348	0.88%	2.87%	0.88%	33.94%
$10.25	5.16%	$269	0.86%	3.04%	0.86%	105.03%
$10.15	(1.54)%	$160	0.85%	3.21%	0.85%	99.48%

$9.99	1.27%	$123	0.84%	1.93%	0.88%	28.91%
$9.98	3.39%	$124	0.84%	2.01%	0.88%	19.85%
$9.90	3.38%	$87	0.85%	2.20%	0.88%	98.34%
$9.85	(1.00)%	$38	0.90%	1.71%	0.90%	193.21%

$10.58	2.00%	$4,244	0.93%	2.32%	1.05%	8.09%
$10.62	1.80%	$4,532	0.95%	2.37%	1.04%	17.34%
$10.86	4.31%	$4,615	0.97%	2.47%	0.97%	11.13%
$10.67	(1.83)%	$5,849	0.96%	2.21%	0.96%	22.05%
$11.17	6.21%	$10,969	0.95%	2.43%	1.04%	16.52%
$10.80	3.00%	$8,729	0.93%	2.76%	1.28%	15.73%

$11.26	2.36%	$6,177	0.86%	1.76%	0.96%	11.60%
$11.17	1.79%	$6,865	0.90%	1.82%	0.96%	18.38%
$11.23	4.26%	$6,763	0.94%	1.74%	0.94%	19.90%
$10.96	(2.31)%	$8,036	0.95%	1.70%	0.95%	70.60%
$11.56	5.80%	$9,877	0.95%	2.08%	1.05%	34.94%
$11.23	3.09%	$9,232	0.92%	2.52%	1.28%	21.89%

Sterling Capital Funds
Financial Highlights, Class A Shares

The financial highlights table is intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of the Funds’ operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net investment income(a)	Net realized/ unrealized gains (losses) on investments	Total from Investment Activities	Net investment income	Net realized gains on investments	Total Distributions
Sterling Capital North Carolina Intermediate Tax-Free Fund
Six Months Ended March 31, 2016 (Unaudited)	$10.97	0.47	(0.21)	0.26	(0.12)	(0.06)	(0.18)
Year Ended September 30, 2015	$10.98	0.24	0.01	0.25	(0.24)	(0.02)	(0.26)
Year Ended September 30, 2014	$10.74	0.24	0.24	0.48	(0.24)	—	(0.24)
Year Ended September 30, 2013	$11.36	0.25	(0.54)	(0.29)	(0.25)	(0.08)	(0.33)
Year Ended September 30, 2012	$11.02	0.27	0.41	0.68	(0.27)	(0.07)	(0.34)
Year Ended September 30, 2011	$11.01	0.29	0.07	0.36	(0.29)	(0.06)	(0.35)
Sterling Capital South Carolina Intermediate Tax-Free Fund
Six Months Ended March 31, 2016 (Unaudited)	$11.14	0.10	0.17	0.27	(0.10)	(0.04)	(0.14)
Year Ended September 30, 2015	$11.14	0.21	0.02	0.23	(0.21)	(0.02)	(0.23)
Year Ended September 30, 2014	$10.85	0.22	0.29	0.51	(0.22)	—	(0.22)
Year Ended September 30, 2013	$11.36	0.21	(0.43)	(0.22)	(0.21)	(0.08)	(0.29)
Year Ended September 30, 2012	$10.97	0.24	0.46	0.70	(0.24)	(0.07)	(0.31)
Year Ended September 30, 2011	$10.93	0.26	0.07	0.33	(0.26)	(0.03)	(0.29)
Sterling Capital Virginia Intermediate Tax-Free Fund
Six Months Ended March 31, 2016 (Unaudited)	$11.98	0.12	0.15	0.27	(0.12)	(0.04)	(0.16)
Year Ended September 30, 2015	$12.06	0.25	(0.01)	0.24	(0.25)	(0.07)	(0.32)
Year Ended September 30, 2014	$11.79	0.24	0.27	0.51	(0.24)	—	(0.24)
Year Ended September 30, 2013	$12.45	0.24	(0.56)	(0.32)	(0.24)	(0.10)	(0.34)
Year Ended September 30, 2012	$12.12	0.28	0.40	0.68	(0.28)	(0.07)	(0.35)
Year Ended September 30, 2011	$12.14	0.31	0.02	0.33	(0.31)	(0.04)	(0.35)
Sterling Capital West Virginia Intermediate Tax-Free Fund
Six Months Ended March 31, 2016 (Unaudited)	$10.14	0.11	0.13	0.24	(0.11)	(0.05)	(0.16)
Year Ended September 30, 2015	$10.16	0.21	0.01	0.22	(0.21)	(0.03)	(0.24)
Year Ended September 30, 2014	$9.90	0.21	0.26	0.47	(0.21)	—	(0.21)
Year Ended September 30, 2013	$10.51	0.22	(0.49)	(0.27)	(0.22)	(0.12)	(0.34)
Year Ended September 30, 2012	$10.16	0.27	0.39	0.66	(0.27)	(0.04)	(0.31)
Year Ended September 30, 2011	$10.17	0.32	—	0.32	(0.32)	(0.01)	(0.33)
Sterling Capital Diversified Income Fund(d)
Six Months Ended March 31, 2016 (Unaudited)	$10.21	0.19	0.09	0.28	(0.22)	—	(0.22)
Year Ended September 30, 2015	$10.59	0.26	(0.40)	(0.14)	(0.24)	—	(0.24)
Year Ended September 30, 2014	$9.95	0.22	0.65	0.87	(0.23)	—	(0.23)
Year Ended September 30, 2013	$9.68	0.22	0.28	0.50	(0.23)	—	(0.23)
Year Ended September 30, 2012	$8.74	0.20	0.94	1.14	(0.20)	—	(0.20)
Year Ended September 30, 2011	$9.06	0.22	(0.26)	(0.04)	(0.28)	—	(0.28)
Sterling Capital Strategic Allocation Balanced Fund(d)
Six Months Ended March 31, 2016 (Unaudited)	$10.31	0.12	0.11	0.23	(0.16)	—	(0.16)
Year Ended September 30, 2015	$10.66	0.13	(0.33)	(0.20)	(0.15)	—	(0.15)
Year Ended September 30, 2014	$9.77	0.17	0.90	1.07	(0.18)	—	(0.18)
Year Ended September 30, 2013	$9.13	0.16	0.65	0.81	(0.17)	—	(0.17)
Year Ended September 30, 2012	$7.95	0.14	1.18	1.32	(0.14)	—	(0.14)
Year Ended September 30, 2011	$8.39	0.15	(0.41)	(0.26)	(0.18)	—	(0.18)
Sterling Capital Strategic Allocation Growth Fund(d)
Six Months Ended March 31, 2016 (Unaudited)	$9.99	0.11	0.11	0.22	(0.15)	—	(0.15)
Year Ended September 30, 2015	$10.39	0.07	(0.37)	(0.30)	(0.10)	—	(0.10)
Year Ended September 30, 2014	$9.35	0.12	1.06	1.18	(0.14)	—	(0.14)
Year Ended September 30, 2013	$8.47	0.11	0.89	1.00	(0.12)	—	(0.12)
Year Ended September 30, 2012	$7.20	0.10	1.27	1.37	(0.10)	—	(0.10)
Year Ended September 30, 2011	$7.69	0.10	(0.48)	(0.38)	(0.11)	—	(0.11)

*	During the periods certain fees were waived (See Note 5 in the Notes to the Financial Statements). If such reductions had not occurred, the ratios would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(a)	Per share net investment income has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.

See accompanying Notes to the Financial Statements.

		Ratios/Supplementary Data
Net Asset Value, End of Period	Total Return (excludes sales charge) (b)	Net Assets, End of Period (000)	Ratio of net expenses to average net assets (c)	Ratio of net investment income to average net assets (c)	Ratio of expenses to average net assets*(c)	Portfolio turnover rate**(b)

$11.05	2.38%	$49,289	0.81%	8.48%	0.91%	2.72%
$10.97	2.28%	$45,940	0.84%	2.19%	0.91%	16.80%
$10.98	4.55%	$48,426	0.91%	2.25%	0.91%	11.67%
$10.74	(2.63)%	$55,416	0.92%	2.23%	0.92%	22.38%
$11.36	6.25%	$65,544	0.92%	2.39%	1.00%	19.76%
$11.02	3.35%	$51,294	0.92%	2.67%	1.22%	15.15%

$11.27	2.43%	$17,887	0.82%	1.85%	0.92%	2.88%
$11.14	2.11%	$16,802	0.86%	1.93%	0.93%	12.53%
$11.14	4.76%	$17,748	0.93%	2.02%	0.93%	15.51%
$10.85	(1.93)%	$21,569	0.94%	1.92%	0.94%	35.38%
$11.36	6.48%	$22,398	0.95%	2.16%	1.02%	26.49%
$10.97	3.11%	$16,338	0.96%	2.43%	1.26%	25.83%

$12.09	2.32%	$36,330	0.81%	2.05%	0.91%	5.01%
$11.98	1.98%	$36,672	0.85%	2.08%	0.92%	16.01%
$12.06	4.39%	$41,130	0.91%	2.04%	0.91%	20.48%
$11.79	(2.60)%	$46,616	0.93%	1.98%	0.93%	40.00%
$12.45	5.68%	$50,835	0.93%	2.25%	1.01%	21.63%
$12.12	2.85%	$39,231	0.93%	2.64%	1.23%	15.33%

$10.22	2.38%	$36,225	0.82%	2.08%	0.92%	4.52%
$10.14	2.19%	$35,279	0.85%	2.12%	0.92%	10.34%
$10.16	4.82%	$35,190	0.91%	2.14%	0.91%	21.09%
$9.90	(2.65)%	$37,266	0.93%	2.13%	0.93%	22.18%
$10.51	6.59%	$40,019	0.93%	2.60%	0.93%	26.70%
$10.16	3.22%	$32,791	0.94%	3.19%	0.94%	23.34%

$10.27	2.78%	$14,478	0.53%	3.68%	0.70%	19.90%
$10.21	(1.40)%	$14,321	0.45%	2.45%	0.70%	126.46%
$10.59	8.81%	$15,589	0.45%	2.11%	0.70%	8.67%
$9.95	5.25%	$14,381	0.54%	2.18%	0.69%	60.51%
$9.68	13.10%	$13,704	0.69%	2.09%	0.77%	7.99%
$8.74	(0.55)%	$10,689	0.64%	2.34%	0.97%	8.36%

$10.38	2.25%	$31,586	0.41%	2.37%	0.66%	4.24%
$10.31	(1.92)%	$34,047	0.40%	1.16%	0.65%	49.24%
$10.66	11.05%	$35,437	0.39%	1.64%	0.64%	5.70%
$9.77	8.95%	$30,638	0.51%	1.70%	0.66%	81.00%
$9.13	16.76%	$28,375	0.66%	1.65%	0.75%	17.65%
$7.95	(3.29)%	$25,227	0.58%	1.68%	0.91%	9.96%

$10.06	2.23%	$21,552	0.45%	2.21%	0.70%	5.35%
$9.99	(2.93)%	$22,848	0.42%	0.69%	0.67%	58.40%
$10.39	12.65%	$23,709	0.41%	1.23%	0.66%	8.60%
$9.35	11.89%	$21,833	0.52%	1.24%	0.68%	96.94%
$8.47	19.14%	$18,827	0.68%	1.30%	0.76%	20.21%
$7.20	(5.10)%	$16,246	0.59%	1.26%	0.93%	9.06%

Sterling Capital Funds
Financial Highlights, Class B Shares

The financial highlights table is intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of the Funds’ operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

		Investment Activities				Distributions
Net Asset Value, Beginning of Period		Net investment income (loss)(a)		Net realized/ unrealized gains (losses) on investments	Total from Investment Activities	Net investment income	Net realized gains on investments	Total Distributions
Sterling Capital Behavioral Large Cap Value Equity Fund
Six Months Ended March 31, 2016 (Unaudited)	$16.26	0.07		0.58	0.65	(0.06)	—	(0.06)
Year Ended September 30, 2015	$16.94	0.08		(0.67)	(0.59)	(0.09)	—	(0.09)
Year Ended September 30, 2014	$13.91	0.05		3.02	3.07	(0.04)	—	(0.04)
Year Ended September 30, 2013	$12.58	0.03		1.33	1.36	(0.03)	—	(0.03)
Year Ended September 30, 2012	$9.73	0.03		2.84	2.87	(0.02)	—	(0.02)
Year Ended September 30, 2011	$10.33	0.02		(0.60)	(0.58)	(0.02)	—	(0.02)
Sterling Capital Mid Value Fund
Six Months Ended March 31, 2016 (Unaudited)	$16.75	(0.03)		1.05	1.02	—	(3.34)	(3.34)
Year Ended September 30, 2015	$18.13	(0.09)		(0.12)	(0.21)	—	(1.17)	(1.17)
Year Ended September 30, 2014	$17.76	(0.10)		1.67	1.57	—	(1.20)	(1.20)
Year Ended September 30, 2013	$13.55	—	(e)	4.24	4.24	(0.03)	—	(0.03)
Year Ended September 30, 2012	$10.80	—	(e)	2.77	2.77	(0.02)	—	(0.02)
Year Ended September 30, 2011	$11.52	(0.06)		(0.66)	(0.72)	—	—	—
Sterling Capital Behavioral Small Cap Value Equity Fund
Six Months Ended March 31, 2016 (Unaudited)	$13.61	0.04		0.28	0.32	(0.04)	(0.01)	(0.05)
Year Ended September 30, 2015	$13.88	0.06		0.14	0.20	(0.03)	(0.44)	(0.47)
Year Ended September 30, 2014	$14.89	(0.01)		0.93	0.92	(0.06)	(1.87)	(1.93)
Year Ended September 30, 2013	$11.80	(0.05)		3.29	3.24	—	(0.15)	(0.15)
Year Ended September 30, 2012	$10.69	(0.06)		2.15	2.09	—	(0.98)	(0.98)
Year Ended September 30, 2011	$11.17	(0.15)		(0.33)	(0.48)	—	—	—
Sterling Capital Special Opportunities Fund
Six Months Ended March 31, 2016 (Unaudited)	$20.32	(0.05)		1.61	1.56	—	(3.31)	(3.31)
Year Ended September 30, 2015	$20.93	(0.21)		0.80	0.59	—	(1.20)	(1.20)
Year Ended September 30, 2014	$19.53	(0.17)		3.85	3.68	—	(2.28)	(2.28)
Year Ended September 30, 2013	$17.11	(0.08	)(f)	3.45	3.37	—	(0.95)	(0.95)
Year Ended September 30, 2012	$14.22	(0.12)		3.32	3.20	—	(0.31)	(0.31)
Year Ended September 30, 2011	$14.97	(0.18)		(0.47)	(0.65)	—	(0.10)	(0.10)
Sterling Capital Equity Income Fund
Six Months Ended March 31, 2016 (Unaudited)	$17.33	0.10		0.90	1.00	(0.11)	(1.10)	(1.21)
Year Ended September 30, 2015	$18.91	0.17		(1.07)	(0.90)	(0.17)	(0.51)	(0.68)
Year Ended September 30, 2014	$18.10	0.19		1.41	1.60	(0.16)	(0.63)	(0.79)
Year Ended September 30, 2013	$15.99	0.16		2.22	2.38	(0.11)	(0.16)	(0.27)
Year Ended September 30, 2012	$13.21	0.13		2.72	2.85	(0.07)	—	(0.07)
Year Ended September 30, 2011	$13.01	0.14		0.14 (g)	0.28	(0.08)	—	(0.08)
Sterling Capital Intermediate U.S. Government Fund
Six Months Ended March 31, 2016 (Unaudited)	$10.15	0.01		0.08	0.09	(0.04)	—	(0.04)
Year Ended September 30, 2015	$10.16	0.06		0.05	0.11	(0.12)	—	(0.12)
Year Ended September 30, 2014	$10.25	0.07		0.09	0.16	(0.25)	—	(0.25)
Year Ended September 30, 2013	$10.82	0.08		(0.43)	(0.35)	(0.22)	—	(0.22)
Year Ended September 30, 2012	$10.75	0.12		0.16	0.28	(0.21)	—	(0.21)
Year Ended September 30, 2011	$10.77	0.17		0.04	0.21	(0.23)	—	(0.23)

*	During the periods certain fees were waived (See Note 5 in the Notes to the Financial Statements). If such reductions had not occurred, the ratios would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Includes proceeds received from a settlement of litigation, which impacted the Fund’s total return. Not including these proceeds, the Fund’s total return would have been 10.59%.
(e)	Amount is less than $0.005.
(f)

Net investment loss per share reflects a special dividend, which amounted to $0.02 per share. Excluding the special dividend, the ratio of net investment loss to average net assets would have been (0.55)% per share.

(g)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of Fund shares in relation to fluctuating market values during the period.

See accompanying Notes to the Financial Statements.

			Ratios/Supplementary Data
Net Asset Value, End of Period	Total Return (excludes sales charge) (b)		Net Assets, End of Period (000)	Ratio of net expenses to average net assets (c)	Ratio of net investment income (loss) to average net assets (c)		Ratio of expenses to average net assets*(c)	Portfolio turnover rate**(b)

$16.85	3.97%		$364	1.79%	0.81%		1.91%	67.73%
$16.26	(3.52)%		$537	1.81%	0.48%		1.91%	135.05%
$16.94	22.08%		$990	1.81%	0.33%		1.91%	113.75%
$13.91	10.83	%(d)	$1,261	1.84%	0.23%		1.94%	164.27%
$12.58	29.55%		$1,638	1.83%	0.24%		1.95%	68.75%
$9.73	(5.67)%		$1,922	1.83%	0.18%		1.97%	66.29%

$14.43	6.47%		$468	1.95%	(0.42)%		1.95%	16.96%
$16.75	(1.45)%		$688	1.94%	(0.50)%		1.94%	30.61%
$18.13	9.09%		$1,311	1.93%	(0.53)%		1.93%	27.30%
$17.76	31.34%		$2,002	1.92%	(0.01)%		1.92%	34.03%
$13.55	25.72%		$1,996	1.93%	(0.01)%		1.95%	21.62%
$10.80	(6.25)%		$2,604	1.93%	(0.45)%		1.97%	38.30%

$13.88	2.35%		$143	1.94%	0.65%		1.98%	65.42%
$13.61	1.34%		$203	2.00%	0.42%		2.00%	101.99%
$13.88	6.33%		$324	1.99%	(0.04)%		1.99%	68.50%
$14.89	27.74%		$425	2.04%	(0.41)%		2.04%	176.62%
$11.80	20.43%		$432	2.08%	(0.53)%		2.11%	32.86%
$10.69	(4.30)%		$571	2.08%	(1.15)%		2.19%	63.02%

$18.57	8.05%		$3,387	1.95%	(0.52)%		1.97%	20.52%
$20.32	2.99%		$4,429	1.97%	(1.00)%		1.97%	26.98%
$20.93	20.78%		$7,704	1.96%	(0.86)%		1.96%	32.35%
$19.53	20.64%		$8,921	1.99%	(0.45	)%(f)	1.99%	53.76%
$17.11	22.76%		$12,466	2.04%	(0.77)%		2.04%	19.38%
$14.22	(4.43)%		$16,582	2.03%	(1.10)%		2.03%	31.51%

$17.12	6.02%		$2,832	1.97%	1.18%		1.97%	16.62%
$17.33	(4.93)%		$3,883	1.96%	0.90%		1.96%	27.53%
$18.91	8.97%		$7,516	1.95%	1.02%		1.95%	16.13%
$18.10	15.13%		$10,335	1.95%	0.94%		1.95%	30.56%
$15.99	21.60%		$12,653	1.93%	0.85%		1.93%	21.30%
$13.21	2.13%		$12,314	1.93%	1.02%		1.93%	16.64%

$10.20	0.89%		$124	1.62%	0.28%		1.74%	29.95%
$10.15	1.06%		$167	1.67%	0.55%		1.72%	62.02%
$10.16	1.56%		$264	1.68%	0.66%		1.68%	35.74%
$10.25	(3.30)%		$533	1.69%	0.77%		1.69%	66.16%
$10.82	2.64%		$896	1.72%	1.10%		1.76%	71.68%
$10.75	1.99%		$1,617	1.71%	1.58%		1.83%	83.62%

Sterling Capital Funds
Financial Highlights, Class B Shares

The financial highlights table is intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of the Funds’ operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

		Investment Activities			Distributions
Net Asset Value, Beginning of Period		Net investment income(a)	Net realized/ unrealized gains (losses) on investments	Total from Investment Activities	Net investment income	Net realized gains on investments	Total Distributions
Sterling Capital Total Return Bond Fund
Six Months Ended March 31, 2016 (Unaudited)	$10.54	0.10	0.10	0.20	(0.13)	—	(0.13)
Year Ended September 30, 2015	$10.67	0.20	(0.06)	0.14	(0.27)	—	(0.27)
Year Ended September 30, 2014	$10.53	0.23	0.21	0.44	(0.29)	(0.01)	(0.30)
Year Ended September 30, 2013	$11.16	0.21	(0.46)	(0.25)	(0.30)	(0.08)	(0.38)
Year Ended September 30, 2012	$11.06	0.22	0.45	0.67	(0.30)	(0.27)	(0.57)
Year Ended September 30, 2011	$11.33	0.30	0.01	0.31	(0.37)	(0.21)	(0.58)
Sterling Capital Diversified Income Fund(d)
Six Months Ended March 31, 2016 (Unaudited)	$10.23	0.15	0.09	0.24	(0.18)	—	(0.18)
Year Ended September 30, 2015	$10.62	0.17	(0.40)	(0.23)	(0.16)	—	(0.16)
Year Ended September 30, 2014	$9.98	0.14	0.66	0.80	(0.16)	—	(0.16)
Year Ended September 30, 2013	$9.70	0.14	0.29	0.43	(0.15)	—	(0.15)
Year Ended September 30, 2012	$8.76	0.12	0.94	1.06	(0.12)	—	(0.12)
Year Ended September 30, 2011	$9.07	0.15	(0.25)	(0.10)	(0.21)	—	(0.21)
Sterling Capital Strategic Allocation Balanced Fund(d)
Six Months Ended March 31, 2016 (Unaudited)	$10.11	0.08	0.11	0.19	(0.12)	—	(0.12)
Year Ended September 30, 2015	$10.45	0.04	(0.32)	(0.28)	(0.06)	—	(0.06)
Year Ended September 30, 2014	$9.57	0.09	0.89	0.98	(0.10)	—	(0.10)
Year Ended September 30, 2013	$8.94	0.09	0.63	0.72	(0.09)	—	(0.09)
Year Ended September 30, 2012	$7.79	0.07	1.16	1.23	(0.08)	—	(0.08)
Year Ended September 30, 2011	$8.22	0.08	(0.40)	(0.32)	(0.11)	—	(0.11)
Sterling Capital Strategic Allocation Growth Fund(d)
Six Months Ended March 31, 2016 (Unaudited)	$9.73	0.07	0.10	0.17	(0.12)	—	(0.12)
Year Ended September 30, 2015	$10.14	(0.01)	(0.36)	(0.37)	(0.04)	—	(0.04)
Year Ended September 30, 2014	$9.12	0.04	1.04	1.08	(0.06)	—	(0.06)
Year Ended September 30, 2013	$8.26	0.05	0.86	0.91	(0.05)	—	(0.05)
Year Ended September 30, 2012	$7.03	0.04	1.24	1.28	(0.05)	—	(0.05)
Year Ended September 30, 2011	$7.51	0.04	(0.46)	(0.42)	(0.06)	—	(0.06)

*	During the periods certain fees were waived (See Note 5 in the Notes to the Financial Statements). If such reductions had not occurred, the ratios would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.

See accompanying Notes to the Financial Statements.

		Ratios/Supplementary Data
Net Asset Value, End of Period	Total Return (excludes sales charge) (b)	Net Assets, End of Period (000)	Ratio of net expenses to average net assets (c)	Ratio of net investment income to average net assets (c)	Ratio of expenses to average net assets*(c)	Portfolio turnover rate**(b)

$10.61	1.91%	$683	1.48%	1.93%	1.58%	29.46%
$10.54	1.26%	$930	1.48%	1.86%	1.58%	41.37%
$10.67	4.25%	$1,452	1.56%	2.16%	1.58%	75.21%
$10.53	(2.25)%	$1,943	1.57%	1.93%	1.59%	149.09%
$11.16	6.33%	$3,132	1.63%	1.97%	1.67%	110.82%
$11.06	2.91%	$3,776	1.70%	2.74%	1.82%	131.87%

$10.29	2.36%	$321	1.28%	2.96%	1.46%	19.90%
$10.23	(2.17)%	$513	1.20%	1.58%	1.45%	126.46%
$10.62	8.07%	$807	1.20%	1.35%	1.45%	8.67%
$9.98	4.49%	$1,020	1.30%	1.41%	1.44%	60.51%
$9.70	12.16%	$1,397	1.44%	1.34%	1.44%	7.99%
$8.76	(1.24)%	$1,813	1.37%	1.61%	1.47%	8.36%

$10.18	1.83%	$544	1.16%	1.49%	1.41%	4.24%
$10.11	(2.69)%	$896	1.15%	0.41%	1.40%	49.24%
$10.45	10.26%	$1,940	1.14%	0.85%	1.39%	5.70%
$9.57	8.14%	$3,264	1.28%	0.94%	1.41%	81.00%
$8.94	15.80%	$5,184	1.41%	0.87%	1.41%	17.65%
$7.79	(4.01)%	$6,560	1.31%	0.96%	1.41%	9.96%

$9.78	1.75%	$550	1.20%	1.38%	1.45%	5.35%
$9.73	(3.63)%	$885	1.17%	(0.07)%	1.42%	58.40%
$10.14	11.84%	$1,863	1.16%	0.44%	1.41%	8.60%
$9.12	11.04%	$2,986	1.28%	0.53%	1.41%	96.94%
$8.26	18.19%	$4,346	1.43%	0.52%	1.43%	20.21%
$7.03	(5.68)%	$5,521	1.33%	0.52%	1.43%	9.06%

Sterling Capital Funds
Financial Highlights, Class C Shares

The financial highlights table is intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of the Funds’ operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

		Investment Activities				Distributions

	Net Asset Value, Beginning of Period	Net investment income (loss)(a)		Net realized/ unrealized gains (losses) on investments	Total from Investment Activities	Net investment income	Net realized gains on investments	Total Distributions
Sterling Capital Behavioral Large Cap Value Equity Fund
Six Months Ended March 31, 2016 (Unaudited)	$16.09	0.06		0.59	0.65	(0.08)	—	(0.08)
Year Ended September 30, 2015	$16.79	0.09		(0.67)	(0.58)	(0.12)	—	(0.12)
Year Ended September 30, 2014	$13.81	0.05		3.00	3.05	(0.07)	—	(0.07)
Year Ended September 30, 2013	$12.49	0.03		1.32	1.35	(0.03)	—	(0.03)
Year Ended September 30, 2012	$9.67	0.03		2.82	2.85	(0.03)	—	(0.03)
Year Ended September 30, 2011	$10.28	0.01		(0.59)	(0.58)	(0.03)	—	(0.03)
Sterling Capital Mid Value Fund
Six Months Ended March 31, 2016 (Unaudited)	$16.67	(0.03)		1.04	1.01	—	(3.34)	(3.34)
Year Ended September 30, 2015	$18.06	(0.08)		(0.13)	(0.21)	(0.01)	(1.17)	(1.18)
Year Ended September 30, 2014	$17.72	(0.07)		1.63	1.56	(0.02)	(1.20)	(1.22)
Year Ended September 30, 2013	$13.51	0.01		4.23	4.24	(0.03)	—	(0.03)
Year Ended September 30, 2012	$10.78	—	(e)	2.76	2.76	(0.03)	—	(0.03)
Year Ended September 30, 2011	$11.50	(0.05)		(0.67)	(0.72)	—	—	—
Sterling Capital Behavioral Small Cap Value Equity Fund
Six Months Ended March 31, 2016 (Unaudited)	$13.60	0.05		0.26	0.31	(0.05)	(0.01)	(0.06)
Year Ended September 30, 2015	$13.87	0.06		0.15	0.21	(0.04)	(0.44)	(0.48)
Year Ended September 30, 2014	$14.88	—	(e)	0.92	0.92	(0.06)	(1.87)	(1.93)
Year Ended September 30, 2013	$11.79	(0.05)		3.29	3.24	—	(0.15)	(0.15)
Year Ended September 30, 2012	$10.69	(0.06)		2.14	2.08	—	(0.98)	(0.98)
Year Ended September 30, 2011	$11.17	(0.15)		(0.33)	(0.48)	—	—	—
Sterling Capital Special Opportunities Fund
Six Months Ended March 31, 2016 (Unaudited)	$20.34	(0.05)		1.60	1.55	—	(3.31)	(3.31)
Year Ended September 30, 2015	$20.95	(0.20)		0.79	0.59	—	(1.20)	(1.20)
Year Ended September 30, 2014	$19.55	(0.17)		3.85	3.68	—	(2.28)	(2.28)
Year Ended September 30, 2013	$17.12	(0.08	)(f)	3.46	3.38	—	(0.95)	(0.95)
Year Ended September 30, 2012	$14.23	(0.12)		3.32	3.20	—	(0.31)	(0.31)
Year Ended September 30, 2011	$14.98	(0.18)		(0.47)	(0.65)	—	(0.10)	(0.10)
Sterling Capital Equity Income Fund
Six Months Ended March 31, 2016 (Unaudited)	$17.21	0.10		0.90	1.00	(0.12)	(1.10)	(1.22)
Year Ended September 30, 2015	$18.80	0.17		(1.06)	(0.89)	(0.19)	(0.51)	(0.70)
Year Ended September 30, 2014	$18.01	0.19		1.40	1.59	(0.17)	(0.63)	(0.80)
Year Ended September 30, 2013	$15.92	0.16		2.22	2.38	(0.13)	(0.16)	(0.29)
Year Ended September 30, 2012	$13.17	0.13		2.70	2.83	(0.08)	—	(0.08)
Year Ended September 30, 2011	$12.98	0.15		0.13 (g)	0.28	(0.09)	—	(0.09)
Sterling Capital Long/Short Equity Fund
Six Months Ended March 31, 2016 (Unaudited)	$8.76	(0.05)		(0.88)	(0.93)	—	(0.20)	(0.20)
Year Ended September 30, 2015	$10.85	(0.26)		(1.53)	(1.79)	—	(0.30)	(0.30)
December 13, 2013 to September 30, 2014(j)	$10.00	(0.21)		1.06	0.85	—	—	—
Sterling Capital Behavioral International Equity Fund
Six Months Ended March 31, 2016 (Unaudited)	$9.18	0.01		0.15	0.16	(0.15)	—	(0.15)
November 28, 2014 to September 30, 2015(j)	$10.00	0.19		(0.99)	(0.80)	(0.02)	—	(0.02)
Sterling Capital Short Duration Bond Fund
Six Months Ended March 31, 2016 (Unaudited)	$8.85	0.02		0.01	0.03	(0.08)	—	(0.08)
Year Ended September 30, 2015	$9.07	0.04		(0.07)	(0.03)	(0.19)	—	(0.19)
Year Ended September 30, 2014	$9.24	0.06		(0.03)	0.03	(0.20)	—	(0.20)
Year Ended September 30, 2013	$9.47	0.09		(0.09)	—	(0.23)	—	(0.23)
February 1, 2012 to September 30, 2012(j)	$9.45	0.08		0.10	0.18	(0.16)	—	(0.16)

*	During the periods certain fees were waived (See Note 5 in the Notes to the Financial Statements). If such reductions had not occurred, the ratios would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Includes proceeds received from a settlement of litigation, which impacted the Fund’s total return. Not including these proceeds, the Fund’s total return would have been 10.72%.
(e)	Amount is less than $0.005.
(f)

Net investment loss per share reflects a special dividend, which amounted to $0.02 per share. Excluding the special dividend, the ratio of net investment loss to average net assets would have been (0.55)% per share.

(g)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of Fund shares in relation to fluctuating market values during the period.

(h)	Net expense ratio excluding dividend expense and service fee on securities sold short would have been 2.91% per share.
(i)	Net expense ratio excluding dividend expense and service fee on securities sold short would have been 2.84% per share.
(j)	Period from commencement of operations.
(k)	Net expense ratio excluding dividend expense and service fee on securities sold short would have been 2.79% per share.

See accompanying Notes to the Financial Statements.

XXUPDATEXXX

			Ratios/Supplementary Data

Net Asset Value, End of Period	Total Return (excludes sales charge) (b)		Net Assets, End of Period (000)	Ratio of net expenses to average net assets (c)		Ratio of net investment income (loss) to average net assets (c)		Ratio of expenses to average net assets*(c)	Portfolio turnover rate**(b)

$16.66	4.00%		$1,080	1.79%		0.79%		1.91%	67.73%
$16.09	(3.52)%		$805	1.81%		0.52%		1.91%	135.05%
$16.79	22.09%		$534	1.81%		0.34%		1.92%	113.75%
$13.81	10.88	%(d)	$199	1.84%		0.21%		1.94%	164.27%
$12.49	29.51%		$167	1.83%		0.22%		1.95%	68.75%
$9.67	(5.72)%		$176	1.84%		0.13%		1.99%	66.29%

$14.34	6.43%		$5,548	1.95%		(0.34)%		1.95%	16.96%
$16.67	(1.43)%		$5,309	1.94%		(0.41)%		1.94%	30.61%
$18.06	9.12%		$4,661	1.94%		(0.40)%		1.94%	27.30%
$17.72	31.37%		$1,309	1.92%		0.04%		1.92%	34.03%
$13.51	25.67%		$538	1.94%		0.03%		1.95%	21.62%
$10.78	(6.26)%		$398	1.93%		(0.42)%		1.97%	38.30%

$13.85	2.25%		$362	1.94%		0.78%		1.99%	65.42%
$13.60	1.37%		$330	2.00%		0.45%		2.00%	101.99%
$13.87	6.38%		$312	1.99%		(0.01)%		1.99%	68.50%
$14.88	27.77%		$216	2.03%		(0.38)%		2.03%	176.62%
$11.79	20.33%		$108	2.08%		(0.52)%		2.11%	32.86%
$10.69	(4.30)%		$81	2.09%		(1.13)%		2.19%	63.02%

$18.58	7.99%		$169,484	1.95%		(0.49)%		1.97%	20.52%
$20.34	2.99%		$143,597	1.98%		(0.98)%		1.98%	26.98%
$20.95	20.76%		$120,469	1.96%		(0.86)%		1.96%	32.35%
$19.55	20.69%		$94,718	1.99%		(0.46	)%(f)	1.99%	53.76%
$17.12	22.75%		$82,536	2.04%		(0.75)%		2.04%	19.38%
$14.23	(4.43)%		$71,564	2.03%		(1.10)%		2.03%	31.51%

$16.99	6.06%		$277,526	1.97%		1.20%		1.97%	16.62%
$17.21	(4.92)%		$279,355	1.97%		0.91%		1.97%	27.53%
$18.80	8.98%		$315,948	1.95%		1.04%		1.95%	16.13%
$18.01	15.17%		$280,841	1.95%		0.93%		1.95%	30.56%
$15.92	21.54%		$194,345	1.94%		0.86%		1.94%	21.30%
$13.17	2.13%		$104,208	1.93%		1.05%		1.93%	16.64%

$7.63	(10.75)%		$248	4.08	%(h)	(1.25)%		4.10%	191.28%
$8.76	(16.80)%		$402	3.93	%(i)	(2.67)%		3.93%	265.99%
$10.85	8.50%		$330	4.15	%(k)	(2.37)%		4.15%	193.58%

$9.19	1.63%		$28	2.08%		0.19%		2.33%	74.63%
$9.18	(8.03)%		$28	2.03%		2.26%		2.19%	133.50%

$8.80	0.39%		$2,172	1.53%		0.43%		1.57%	32.11%
$8.85	(0.29)%		$2,415	1.55%		0.39%		1.57%	55.74%
$9.07	0.37%		$1,906	1.53%		0.69%		1.56%	56.10%
$9.24	(0.03)%		$556	1.52%		1.02%		1.56%	56.09%
$9.47	1.90%		$216	1.57%		1.22%		1.57%	85.13%

Sterling Capital Funds
Financial Highlights, Class C Shares

The financial highlights table is intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of the Funds’ operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

		Investment Activities			Distributions

	Net Asset Value, Beginning of Period	Net investment income(a)	Net realized/ unrealized gains (losses) on investments	Total from Investment Activities	Net investment income	Net realized gains on investments	Return of capital		Total Distributions
Sterling Capital Intermediate U.S. Government Fund
Six Months Ended March 31, 2016 (Unaudited)	$10.17	0.01	0.08	0.09	(0.04)	—	—		(0.04)
Year Ended September 30, 2015	$10.18	0.06	0.05	0.11	(0.12)	—	—		(0.12)
Year Ended September 30, 2014	$10.27	0.07	0.09	0.16	(0.25)	—	—		(0.25)
Year Ended September 30, 2013	$10.84	0.08	(0.43)	(0.35)	(0.22)	—	—		(0.22)
Year Ended September 30, 2012	$10.77	0.11	0.17	0.28	(0.21)	—	—		(0.21)
Year Ended September 30, 2011	$10.79	0.16	0.05	0.21	(0.23)	—	—		(0.23)
Sterling Capital Total Return Bond Fund
Six Months Ended March 31, 2016 (Unaudited)	$10.55	0.10	0.09	0.19	(0.13)	—	—		(0.13)
Year Ended September 30, 2015	$10.68	0.20	(0.06)	0.14	(0.27)	—	—		(0.27)
Year Ended September 30, 2014	$10.54	0.23	0.21	0.44	(0.29)	(0.01)	—		(0.30)
Year Ended September 30, 2013	$11.17	0.21	(0.46)	(0.25)	(0.30)	(0.08)	—		(0.38)
Year Ended September 30, 2012	$11.07	0.21	0.46	0.67	(0.30)	(0.27)	—		(0.57)
Year Ended September 30, 2011	$11.34	0.30	0.01	0.31	(0.37)	(0.21)	—		(0.58)
Sterling Capital Corporate Fund
Six Months Ended March 31, 2016 (Unaudited)	$10.09	0.10	0.03	0.13	(0.11)	—	—		(0.11)
Year Ended September 30, 2015	$10.24	0.22	(0.14)	0.08	(0.22)	(0.01)	—	(d)	(0.23)
Year Ended September 30, 2014	$10.15	0.24	0.18	0.42	(0.23)	(0.10)	—		(0.33)
February 1, 2013 to September 30, 2013(e)	$10.53	0.18	(0.39)	(0.21)	(0.17)	—	—		(0.17)
Sterling Capital Securitized Opportunities Fund
Six Months Ended March 31, 2016 (Unaudited)	$9.97	0.06	0.03	0.09	(0.08)	—	—		(0.08)
Year Ended September 30, 2015	$9.89	0.13	0.13	0.26	(0.18)	—	—		(0.18)
Year Ended September 30, 2014	$9.84	0.16	0.11	0.27	(0.22)	—	—		(0.22)
February 1, 2013 to September 30, 2013(e)	$10.16	0.08	(0.23)	(0.15)	(0.17)	—	—		(0.17)
Sterling Capital Kentucky Intermediate Tax-Free Fund
Six Months Ended March 31, 2016 (Unaudited)	$10.63	0.08	0.09	0.17	(0.08)	(0.13)	—		(0.21)
Year Ended September 30, 2015	$10.86	0.17	(0.05)	0.12	(0.17)	(0.18)	—		(0.35)
Year Ended September 30, 2014	$10.67	0.19	0.18	0.37	(0.18)	—	—		(0.18)
Year Ended September 30, 2013	$11.16	0.16	(0.43)	(0.27)	(0.16)	(0.06)	—		(0.22)
February 1, 2012 to September 30, 2012(e)	$11.08	0.11	0.09	0.20	(0.12)	—	—		(0.12)
Sterling Capital Maryland Intermediate Tax-Free Fund
Six Months Ended March 31, 2016 (Unaudited)	$11.18	0.06	0.15	0.21	(0.06)	(0.07)	—		(0.13)
Year Ended September 30, 2015	$11.24	0.12	— (d)	0.12	(0.12)	(0.06)	—		(0.18)
Year Ended September 30, 2014	$10.96	0.11	0.28	0.39	(0.11)	—	—		(0.11)
Year Ended September 30, 2013	$11.56	0.11	(0.45)	(0.34)	(0.11)	(0.15)	—		(0.26)
February 1, 2012 to September 30, 2012(e)	$11.47	0.09	0.09	0.18	(0.09)	—	—		(0.09)
Sterling Capital North Carolina Intermediate Tax-Free Fund
Six Months Ended March 31, 2016 (Unaudited)	$10.96	0.08	0.15	0.23	(0.08)	(0.06)	—		(0.14)
Year Ended September 30, 2015	$10.98	0.16	— (d)	0.16	(0.16)	(0.02)	—		(0.18)
Year Ended September 30, 2014	$10.74	0.16	0.24	0.40	(0.16)	—	—		(0.16)
Year Ended September 30, 2013	$11.35	0.16	(0.53)	(0.37)	(0.16)	(0.08)	—		(0.24)
February 1, 2012 to September 30, 2012(e)	$11.25	0.11	0.11	0.22	(0.12)	—	—		(0.12)

*	During the periods certain fees were waived (See Note 5 in the Notes to the Financial Statements). If such reductions had not occurred, the ratios would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(a)	Per share net investment income has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Amount is less than $0.005.
(e)	Period from commencement of operations.

See accompanying Notes to the Financial Statements.

XXUPDATEXXX

		Ratios/Supplementary Data

Net Asset Value, End of Period	Total Return (excludes sales charge) (b)	Net Assets, End of Period (000)	Ratio of net expenses to average net assets (c)	Ratio of net investment income to average net assets (c)	Ratio of expenses to average net assets*(c)	Portfolio turnover rate**(b)

$10.22	0.89%	$941	1.62%	0.29%	1.74%	29.95%
$10.17	1.06%	$777	1.67%	0.56%	1.73%	62.02%
$10.18	1.56%	$823	1.68%	0.66%	1.68%	35.74%
$10.27	(3.29)%	$1,080	1.68%	0.74%	1.68%	66.16%
$10.84	2.64%	$1,097	1.72%	1.06%	1.75%	71.68%
$10.77	1.99%	$658	1.71%	1.54%	1.83%	83.62%

$10.61	1.82%	$5,985	1.48%	1.94%	1.58%	29.46%
$10.55	1.28%	$6,362	1.48%	1.87%	1.58%	41.37%
$10.68	4.24%	$5,578	1.56%	2.15%	1.58%	75.21%
$10.54	(2.24)%	$5,362	1.57%	1.92%	1.59%	149.09%
$11.17	6.32%	$5,845	1.63%	1.90%	1.66%	110.82%
$11.07	2.91%	$4,224	1.70%	2.68%	1.82%	131.87%

$10.11	1.25%	$47	1.64%	2.16%	1.64%	29.00%
$10.09	0.75%	$9	1.63%	2.12%	1.63%	33.94%
$10.24	4.25%	$9	1.59%	2.31%	1.59%	105.03%
$10.15	(2.02)%	$15	1.59%	2.58%	1.59%	99.48%

$9.98	0.89%	$39	1.60%	1.24%	1.64%	28.91%
$9.97	2.62%	$39	1.59%	1.30%	1.63%	19.85%
$9.89	2.72%	$38	1.58%	1.59%	1.62%	98.34%
$9.84	(1.49)%	$3	1.64%	1.17%	1.64%	193.21%

$10.59	1.62%	$20	1.68%	1.57%	1.80%	8.09%
$10.63	1.13%	$20	1.71%	1.62%	1.79%	17.34%
$10.86	3.53%	$19	1.71%	1.72%	1.71%	11.13%
$10.67	(2.47)%	$67	1.71%	1.48%	1.71%	22.05%
$11.16	1.82%	$209	1.71%	1.45%	1.71%	16.52%

$11.26	1.89%	$673	1.61%	1.02%	1.71%	11.60%
$11.18	1.04%	$741	1.65%	1.07%	1.71%	18.38%
$11.24	3.58%	$747	1.69%	0.99%	1.69%	19.90%
$10.96	(3.04)%	$1,206	1.70%	0.95%	1.70%	70.60%
$11.56	1.57%	$1,321	1.71%	1.12%	1.71%	34.94%

$11.05	2.08%	$5,281	1.55%	1.40%	1.65%	2.72%
$10.96	1.43%	$3,350	1.59%	1.44%	1.66%	16.80%
$10.98	3.77%	$2,864	1.66%	1.52%	1.66%	11.67%
$10.74	(3.27)%	$4,776	1.67%	1.48%	1.67%	22.38%
$11.35	1.93%	$3,251	1.67%	1.49%	1.67%	19.76%

Sterling Capital Funds
Financial Highlights, Class C Shares

The financial highlights table is intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of the Funds’ operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

		Investment Activities			Distributions

	Net Asset Value, Beginning of Period	Net investment income(a)	Net realized/ unrealized gains (losses) on investments	Total from Investment Activities	Net investment income	Net realized gains on investments	Total Distributions
Sterling Capital South Carolina Intermediate Tax-Free Fund
Six Months Ended March 31, 2016 (Unaudited)	$11.14	0.06	0.16	0.22	(0.06)	(0.04)	(0.10)
Year Ended September 30, 2015	$11.14	0.13	0.02	0.15	(0.13)	(0.02)	(0.15)
Year Ended September 30, 2014	$10.85	0.14	0.29	0.43	(0.14)	—	(0.14)
Year Ended September 30, 2013	$11.36	0.13	(0.43)	(0.30)	(0.13)	(0.08)	(0.21)
February 1, 2012 to September 30, 2012(d)	$11.25	0.10	0.11	0.21	(0.10)	—	(0.10)
Sterling Capital Virginia Intermediate Tax-Free Fund
Six Months Ended March 31, 2016 (Unaudited)	$11.98	0.08	0.15	0.23	(0.08)	(0.04)	(0.12)
Year Ended September 30, 2015	$12.06	0.16	(0.01)	0.15	(0.16)	(0.07)	(0.23)
Year Ended September 30, 2014	$11.79	0.15	0.27	0.42	(0.15)	—	(0.15)
Year Ended September 30, 2013	$12.44	0.15	(0.55)	(0.40)	(0.15)	(0.10)	(0.25)
February 1, 2012 to September 30, 2012(d)	$12.37	0.11	0.07	0.18	(0.11)	—	(0.11)
Sterling Capital West Virginia Intermediate Tax-Free Fund
Six Months Ended March 31, 2016 (Unaudited)	$10.14	0.07	0.13	0.20	(0.07)	(0.05)	(0.12)
Year Ended September 30, 2015	$10.16	0.14	0.01	0.15	(0.14)	(0.03)	(0.17)
Year Ended September 30, 2014	$9.91	0.14	0.25	0.39	(0.14)	—	(0.14)
Year Ended September 30, 2013	$10.51	0.14	(0.48)	(0.34)	(0.14)	(0.12)	(0.26)
February 1, 2012 to September 30, 2012(d)	$10.38	0.11	0.14	0.25	(0.12)	—	(0.12)
Sterling Capital Diversified Income Fund(e)
Six Months Ended March 31, 2016 (Unaudited)	$10.13	0.15	0.09	0.24	(0.18)	—	(0.18)
Year Ended September 30, 2015	$10.53	0.22	(0.44)	(0.22)	(0.18)	—	(0.18)
Year Ended September 30, 2014	$9.90	0.14	0.66	0.80	(0.17)	—	(0.17)
Year Ended September 30, 2013	$9.64	0.14	0.28	0.42	(0.16)	—	(0.16)
Year Ended September 30, 2012	$8.71	0.12	0.94	1.06	(0.13)	—	(0.13)
Year Ended September 30, 2011	$9.03	0.15	(0.26)	(0.11)	(0.21)	—	(0.21)
Sterling Capital Strategic Allocation Balanced Fund(e)
Six Months Ended March 31, 2016 (Unaudited)	$10.13	0.08	0.10	0.18	(0.12)	—	(0.12)
Year Ended September 30, 2015	$10.47	0.04	(0.31)	(0.27)	(0.07)	—	(0.07)
Year Ended September 30, 2014	$9.60	0.09	0.89	0.98	(0.11)	—	(0.11)
Year Ended September 30, 2013	$8.98	0.09	0.63	0.72	(0.10)	—	(0.10)
Year Ended September 30, 2012	$7.82	0.08	1.16	1.24	(0.08)	—	(0.08)
Year Ended September 30, 2011	$8.26	0.08	(0.40)	(0.32)	(0.12)	—	(0.12)
Sterling Capital Strategic Allocation Growth Fund(e)
Six Months Ended March 31, 2016 (Unaudited)	$9.68	0.07	0.11	0.18	(0.12)	—	(0.12)
Year Ended September 30, 2015	$10.09	(0.01)	(0.35)	(0.36)	(0.05)	—	(0.05)
Year Ended September 30, 2014	$9.09	0.05	1.02	1.07	(0.07)	—	(0.07)
Year Ended September 30, 2013	$8.24	0.04	0.87	0.91	(0.06)	—	(0.06)
Year Ended September 30, 2012	$7.01	0.04	1.24	1.28	(0.05)	—	(0.05)
Year Ended September 30, 2011	$7.50	0.04	(0.46)	(0.42)	(0.07)	—	(0.07)

*	During the periods certain fees were waived (See Note 5 in the Notes to the Financial Statements). If such reductions had not occurred, the ratios would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Period from commencement of operations.
(e)	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.

See accompanying Notes to the Financial Statements.

XXUPDATEXXX

		Ratios/Supplementary Data

Net Asset Value, End of Period	Total Return (excludes sales charge) (b)	Net Assets, End of Period (000)	Ratio of net expenses to average net assets (c)	Ratio of net investment income to average net assets (c)	Ratio of expenses to average net assets*(c)	Portfolio turnover rate**(b)

$11.26	1.96%	$1,808	1.57%	1.09%	1.67%	2.88%
$11.14	1.35%	$1,517	1.61%	1.18%	1.68%	12.53%
$11.14	3.97%	$1,465	1.67%	1.26%	1.67%	15.51%
$10.85	(2.67)%	$899	1.69%	1.14%	1.69%	35.38%
$11.36	1.86%	$507	1.69%	1.29%	1.69%	26.49%

$12.09	1.94%	$1,369	1.56%	1.30%	1.66%	5.01%
$11.98	1.22%	$1,245	1.60%	1.32%	1.67%	16.01%
$12.06	3.61%	$1,490	1.66%	1.30%	1.66%	20.48%
$11.79	(3.25)%	$2,687	1.68%	1.22%	1.68%	40.00%
$12.44	1.48%	$2,884	1.68%	1.36%	1.68%	21.63%

$10.22	2.00%	$575	1.57%	1.33%	1.67%	4.52%
$10.14	1.42%	$409	1.61%	1.36%	1.67%	10.34%
$10.16	3.93%	$457	1.66%	1.39%	1.66%	21.09%
$9.91	(3.28)%	$764	1.68%	1.38%	1.68%	22.18%
$10.51	2.41%	$729	1.64%	1.63%	1.64%	26.70%

$10.19	2.45%	$1,049	1.28%	2.97%	1.45%	19.90%
$10.13	(2.14)%	$795	1.20%	2.04%	1.45%	126.46%
$10.53	8.07%	$291	1.20%	1.35%	1.45%	8.67%
$9.90	4.40%	$241	1.28%	1.42%	1.44%	60.51%
$9.64	12.23%	$207	1.44%	1.33%	1.44%	7.99%
$8.71	(1.30)%	$152	1.39%	1.57%	1.47%	8.36%

$10.19	1.83%	$783	1.17%	1.60%	1.42%	4.24%
$10.13	(2.60)%	$751	1.15%	0.42%	1.40%	49.24%
$10.47	10.24%	$757	1.14%	0.88%	1.40%	5.70%
$9.60	8.10%	$570	1.25%	0.94%	1.41%	81.00%
$8.98	15.88%	$420	1.41%	0.91%	1.41%	17.65%
$7.82	(3.97)%	$367	1.35%	0.93%	1.42%	9.96%

$9.74	1.86%	$425	1.20%	1.39%	1.45%	5.35%
$9.68	(3.62)%	$491	1.17%	(0.06)%	1.42%	58.40%
$10.09	11.75%	$506	1.16%	0.48%	1.41%	8.60%
$9.09	11.07%	$452	1.27%	0.50%	1.43%	96.94%
$8.24	18.29%	$294	1.43%	0.55%	1.43%	20.21%
$7.01	(5.78)%	$226	1.36%	0.50%	1.43%	9.06%

Sterling Capital Funds
Financial Highlights, Institutional Shares

The financial highlights table is intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of the Funds’ operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

		Investment Activities			Distributions

	Net Asset Value, Beginning of Period	Net investment income (loss)(a)	Net realized/ unrealized gains (losses) on investments	Total from Investment Activities	Net investment income	Net realized gains on investments	Total Distributions
Sterling Capital Behavioral Large Cap Value Equity Fund
Six Months Ended March 31, 2016 (Unaudited)	$16.62	0.16	0.59	0.75	(0.15)	—	(0.15)
Year Ended September 30, 2015	$17.33	0.27	(0.70)	(0.43)	(0.28)	—	(0.28)
Year Ended September 30, 2014	$14.23	0.22	3.08	3.30	(0.20)	—	(0.20)
Year Ended September 30, 2013	$12.87	0.16	1.36	1.52	(0.16)	—	(0.16)
Year Ended September 30, 2012	$9.95	0.14	2.92	3.06	(0.14)	—	(0.14)
Year Ended September 30, 2011	$10.57	0.14	(0.62)	(0.48)	(0.14)	—	(0.14)
Sterling Capital Mid Value Fund
Six Months Ended March 31, 2016 (Unaudited)	$18.14	0.05	1.14	1.19	(0.02)	(3.34)	(3.36)
Year Ended September 30, 2015	$19.50	0.11	(0.14)	(0.03)	(0.16)	(1.17)	(1.33)
Year Ended September 30, 2014	$18.91	0.10	1.77	1.87	(0.08)	(1.20)	(1.28)
Year Ended September 30, 2013	$14.37	0.17	4.50	4.67	(0.13)	—	(0.13)
Year Ended September 30, 2012	$11.43	0.14	2.94	3.08	(0.14)	—	(0.14)
Year Ended September 30, 2011	$12.14	0.08	(0.71)	(0.63)	(0.08)	—	(0.08)
Sterling Capital Behavioral Small Cap Value Equity Fund
Six Months Ended March 31, 2016 (Unaudited)	$14.14	0.13	0.27	0.40	(0.08)	(0.01)	(0.09)
Year Ended September 30, 2015	$14.47	0.22	0.15	0.37	(0.26)	(0.44)	(0.70)
Year Ended September 30, 2014	$15.34	0.15	0.94	1.09	(0.09)	(1.87)	(1.96)
Year Ended September 30, 2013	$12.08	0.08	3.39	3.47	(0.06)	(0.15)	(0.21)
Year Ended September 30, 2012	$10.82	0.06	2.18	2.24	—	(0.98)	(0.98)
Year Ended September 30, 2011	$11.19	(0.02)	(0.35)	(0.37)	—	—	—
Sterling Capital Special Opportunities Fund
Six Months Ended March 31, 2016 (Unaudited)	$23.78	0.06	1.89	1.95	—	(3.31)	(3.31)
Year Ended September 30, 2015	$24.06	— (e)	0.92	0.92	—	1.20	1.20
Year Ended September 30, 2014	$21.96	0.03	4.39	4.42	(0.04)	(2.28)	(2.32)
Year Ended September 30, 2013	$18.99	0.11 (f)	3.87	3.98	(0.06)	(0.95)	(1.01)
Year Ended September 30, 2012	$15.60	0.04	3.66	3.70	—	(0.31)	(0.31)
Year Ended September 30, 2011	$16.25	(0.02)	(0.53)	(0.55)	—	(0.10)	(0.10)
Sterling Capital Equity Income Fund
Six Months Ended March 31, 2016 (Unaudited)	$17.39	0.19	0.90	1.09	(0.20)	(1.10)	(1.30)
Year Ended September 30, 2015	$18.98	0.36	(1.07)	(0.71)	(0.37)	(0.51)	(0.88)
Year Ended September 30, 2014	$18.18	0.38	1.41	1.79	(0.36)	(0.63)	(0.99)
Year Ended September 30, 2013	$16.06	0.33	2.25	2.58	(0.30)	(0.16)	(0.46)
Year Ended September 30, 2012	$13.27	0.28	2.74	3.02	(0.23)	—	(0.23)
Year Ended September 30, 2011	$13.07	0.29	0.14 (g)	0.43	(0.23)	—	(0.23)
Sterling Capital Long/Short Equity Fund
Six Months Ended March 31, 2016 (Unaudited)	$8.91	(0.01)	(0.89)	(0.90)	—	(0.20)	(0.20)
Year Ended September 30, 2015	$10.93	(0.17)	(1.55)	(1.72)	—	(0.30)	(0.30)
December 13, 2013 to September 30, 2014(j)	$10.00	(0.11)	1.04	0.93	—	—	—
Sterling Capital Behavioral International Equity Fund
Six Months Ended March 31, 2016 (Unaudited)	$9.24	0.05	0.16	0.21	(0.22)	—	(0.22)
November 30, 2014 to September 30, 2015(j)	$10.00	0.24	(0.97)	(0.73)	(0.03)	—	(0.03)
Sterling Capital Ultra Short Bond Fund
Six Months Ended March 31, 2016 (Unaudited)	$9.86	0.05	(0.01)	0.04	(0.08)	—	(0.08)
Year Ended September 30, 2015	$9.94	0.07	(0.03)	0.04	(0.12)	—	(0.12)
Year Ended September 30, 2014	$9.98	0.08	(0.03)	0.05	(0.09)	—	(0.09)
November 30, 2012 to September 30, 2013(j)	$10.00	0.05	(0.01)	0.04	(0.06)	—	(0.06)

*	During the periods certain fees were waived (See Note 5 in the Notes to the Financial Statements). If such reductions had not occurred, the ratios would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Includes proceeds received from a settlement of litigation, which impacted the Fund’s total return. Not including these proceeds, the Fund’s total return would have been 11.78%.
(e)	Amount is less than $0.005.
(f)

Net investment income per share reflects a special dividend, which amounted to $0.02 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 0.45% per share.

(g)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of Fund shares in relation to fluctuating market values during the period.

(h)	Net expense ratio excluding dividend expense and service fee on securities sold short would have been 1.91% per share.
(i)	Net expense ratio excluding dividend expense and service fee on securities sold short would have been 1.83% per share.
(j)	Period from commencement of operations.
(k)	Net expense ratio excluding dividend expense and service fee on securities sold short would have been 1.77% per share.

See accompanying Notes to the Financial Statements.

			Ratios/Supplementary Data
Net Asset Value, End of Period	Total Return (b)		Net Assets, End of Period (000)	Ratio of net expenses to average net assets (c)		Ratio of net investment income (loss) to average net assets (c)		Ratio of expenses to average net assets*(c)	Portfolio turnover rate**(b)

$17.22	4.48%		$244,920	0.79%		1.84%		0.91%	67.73%
$16.62	(2.55)%		$221,481	0.81%		1.50%		0.91%	135.05%
$17.33	23.29%		$234,809	0.81%		1.34%		0.91%	113.75%
$14.23	11.94	%(d)	$194,921	0.84%		1.23%		0.94%	164.27%
$12.87	30.89%		$189,252	0.83%		1.22%		0.95%	68.75%
$9.95	(4.74)%		$156,832	0.83%		1.18%		0.98%	66.29%

$15.97	6.96%		$582,402	0.95%		0.66%		0.95%	16.96%
$18.14	(0.43)%		$588,537	0.94%		0.55%		0.94%	30.61%
$19.50	10.17%		$696,468	0.93%		0.53%		0.93%	27.30%
$18.91	32.65%		$548,624	0.92%		1.03%		0.92%	34.03%
$14.37	27.00%		$340,577	0.93%		1.02%		0.95%	21.62%
$11.43	(5.29)%		$299,032	0.93%		0.58%		0.97%	38.30%

$14.45	2.83%		$143,127	0.94%		1.81%		0.99%	65.42%
$14.14	2.42%		$111,757	1.00%		1.44%		1.00%	101.99%
$14.47	7.40%		$121,011	0.99%		0.99%		0.99%	68.50%
$15.34	29.03%		$101,999	1.04%		0.61%		1.04%	176.62%
$12.08	21.65%		$71,711	1.08%		0.47%		1.11%	32.86%
$10.82	(3.31)%		$64,962	1.08%		(0.14)%		1.19%	63.02%

$22.42	8.52%		$541,831	0.95%		0.51%		0.97%	20.52%
$23.78	4.02%		$491,982	0.97%		0.01%		0.97%	26.98%
$24.06	22.00%		$574,783	0.96%		0.14%		0.96%	32.35%
$21.96	21.90%		$452,155	0.99%		0.53	%(f)	0.99%	53.76%
$18.99	23.97%		$386,543	1.04%		0.25%		1.04%	19.38%
$15.60	(3.46)%		$330,913	1.04%		(0.09)%		1.04%	31.51%

$17.18	6.54%		$895,245	0.97%		2.22%		0.97%	16.62%
$17.39	(3.90)%		$807,729	0.97%		1.91%		0.97%	27.53%
$18.98	10.01%		$1,038,013	0.95%		2.03%		0.95%	16.13%
$18.18	16.33%		$936,400	0.95%		1.92%		0.95%	30.56%
$16.06	22.80%		$635,360	0.94%		1.86%		0.94%	21.30%
$13.27	3.17%		$392,660	0.93%		2.06%		0.93%	16.64%

$7.81	(10.32)%		$43,481	3.05	%(h)	(0.26)%		3.07%	191.28%
$8.91	(15.92)%		$102,208	2.94	%(i)	(1.66)%		2.94%	265.99%
$10.93	9.30%		$105,053	3.10	%(k)	(1.23)%		3.10%	193.58%

$9.23	2.21%		$17,623	1.08%		1.17%		1.32%	74.63%
$9.24	(7.36)%		$18,592	1.03%		2.82%		1.18%	133.50%

$9.82	0.45%		$39,582	0.48%		1.00%		0.55%	24.46%
$9.86	0.40%		$35,384	0.53%		0.66%		0.55%	66.19%
$9.94	0.46%		$47,197	0.48%		0.76%		0.48%	79.98%
$9.98	0.35%		$40,625	0.48%		0.65%		0.48%	55.18%

Sterling Capital Funds
Financial Highlights, Institutional Shares

The financial highlights table is intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of the Funds’ operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

		Investment Activities			Distributions

	Net Asset Value, Beginning of Period	Net investment income(a)	Net realized/ unrealized gains (losses) on investments	Total from Investment Activities	Net investment income	Net realized gains on investments	Return of capital	Total Distributions
Sterling Capital Short Duration Bond Fund
Six Months Ended March 31, 2016 (Unaudited)	$8.86	0.06	0.01	0.07	(0.13)	—	—	(0.13)
Year Ended September 30, 2015	$9.07	0.13	(0.06)	0.07	(0.28)	—	—	(0.28)
Year Ended September 30, 2014	$9.24	0.16	(0.03)	0.13	(0.30)	—	—	(0.30)
Year Ended September 30, 2013	$9.47	0.19	(0.10)	0.09	(0.32)	—	—	(0.32)
Year Ended September 30, 2012	$9.36	0.22	0.24	0.46	(0.35)	—	—	(0.35)
Year Ended September 30, 2011	$9.68	0.20	(0.19)	0.01	(0.33)	—	—	(0.33)
Sterling Capital Intermediate U.S. Government Fund
Six Months Ended March 31, 2016 (Unaudited)	$10.19	0.07	0.08	0.15	(0.09)	—	—	(0.09)
Year Ended September 30, 2015	$10.21	0.16	0.04	0.20	(0.22)	—	—	(0.22)
Year Ended September 30, 2014	$10.30	0.17	0.09	0.26	(0.35)	—	—	(0.35)
Year Ended September 30, 2013	$10.87	0.19	(0.44)	(0.25)	(0.32)	—	—	(0.32)
Year Ended September 30, 2012	$10.80	0.23	0.16	0.39	(0.32)	—	—	(0.32)
Year Ended September 30, 2011	$10.82	0.27	0.05	0.32	(0.34)	—	—	(0.34)
Sterling Capital Total Return Bond Fund
Six Months Ended March 31, 2016 (Unaudited)	$10.54	0.15	0.09	0.24	(0.18)	—	—	(0.18)
Year Ended September 30, 2015	$10.67	0.31	(0.07)	0.24	(0.37)	—	—	(0.37)
Year Ended September 30, 2014	$10.53	0.34	0.21	0.55	(0.40)	(0.01)	—	(0.41)
Year Ended September 30, 2013	$11.16	0.32	(0.46)	(0.14)	(0.41)	(0.08)	—	(0.49)
Year Ended September 30, 2012	$11.06	0.32	0.46	0.78	(0.41)	(0.27)	—	(0.68)
Year Ended September 30, 2011	$11.33	0.41	0.01	0.42	(0.48)	(0.21)	—	(0.69)
Sterling Capital Corporate Fund
Six Months Ended March 31, 2016 (Unaudited)	$10.10	0.15	0.03	0.18	(0.15)	—	—	(0.15)
Year Ended September 30, 2015	$10.25	0.32	(0.14)	0.18	(0.31)	(0.01)	(0.01)	(0.33)
Year Ended September 30, 2014	$10.15	0.34	0.20	0.54	(0.34)	(0.10)	—	(0.44)
Year Ended September 30, 2013	$10.70	0.37	(0.44)	(0.07)	(0.37)	(0.11)	—	(0.48)
Year Ended September 30, 2012	$9.94	0.36	0.77	1.13	(0.36)	(0.01)	—	(0.37)
June 30, 2011 to September 30, 2011(d)	$10.00	0.08	(0.07)	0.01	(0.07)	—	—	(0.07)
Sterling Capital Securitized Opportunities Fund
Six Months Ended March 31, 2016 (Unaudited)	$9.98	0.11	0.04	0.15	(0.13)	—	—	(0.13)
Year Ended September 30, 2015	$9.91	0.23	0.12	0.35	(0.28)	—	—	(0.28)
Year Ended September 30, 2014	$9.85	0.25	0.11	0.36	(0.30)	—	—	(0.30)
Year Ended September 30, 2013	$10.29	0.24	(0.34)	(0.10)	(0.34)	—	—	(0.34)
Year Ended September 30, 2012	$10.11	0.26	0.30	0.56	(0.37)	(0.01)	—	(0.38)
June 30, 2011 to September 30, 2011(d)	$10.00	0.06	0.12	0.18	(0.07)	—	—	(0.07)
Sterling Capital Kentucky Intermediate Tax-Free Fund
Six Months Ended March 31, 2016 (Unaudited)	$10.61	0.14	0.09	0.23	(0.14)	(0.13)	—	(0.27)
Year Ended September 30, 2015	$10.84	0.28	(0.05)	0.23	(0.28)	(0.18)	—	(0.46)
Year Ended September 30, 2014	$10.65	0.29	0.19	0.48	(0.29)	—	—	(0.29)
Year Ended September 30, 2013	$11.15	0.27	(0.44)	(0.17)	(0.27)	(0.06)	—	(0.33)
Year Ended September 30, 2012	$10.79	0.29	0.39	0.68	(0.29)	(0.03)	—	(0.32)
Year Ended September 30, 2011	$10.81	0.32	0.03 (e)	0.35	(0.32)	(0.05)	—	(0.37)
Sterling Capital Maryland Intermediate Tax-Free Fund
Six Months Ended March 31, 2016 (Unaudited)	$11.19	0.11	0.16	0.27	(0.11)	(0.07)	—	(0.18)
Year Ended September 30, 2015	$11.25	0.23	— (f)	0.23	(0.23)	(0.06)	—	(0.29)
Year Ended September 30, 2014	$10.97	0.22	0.28	0.50	(0.22)	—	—	(0.22)
Year Ended September 30, 2013	$11.58	0.22	(0.46)	(0.24)	(0.22)	(0.15)	—	(0.37)
Year Ended September 30, 2012	$11.25	0.26	0.41	0.67	(0.26)	(0.08)	—	(0.34)
Year Ended September 30, 2011	$11.22	0.31	0.06	0.37	(0.30)	(0.04)	—	(0.34)

*	During the periods certain fees were waived (See Note 5 in the Notes to the Financial Statements). If such reductions had not occurred, the ratios would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Period from commencement of operations.
(e)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of Fund shares in relation to fluctuating market values during the period.

(f)	Amount is less than $0.005.

See accompanying Notes to the Financial Statements.

XXUPDATEXXX

		Ratios/Supplementary Data

Net Asset Value, End of Period	Total Return (b)	Net Assets, End of Period (000)	Ratio of net expenses to average net assets (c)	Ratio of net investment income to average net assets (c)	Ratio of expenses to average net assets*(c)	Portfolio turnover rate**(b)

$8.80	0.77%	$74,000	0.53%	1.43%	0.57%	32.11%
$8.86	0.82%	$78,390	0.55%	1.41%	0.57%	55.74%
$9.07	1.38%	$81,206	0.52%	1.72%	0.55%	56.10%
$9.24	0.98%	$62,115	0.52%	2.08%	0.56%	56.09%
$9.47	4.94%	$47,235	0.56%	2.30%	0.58%	85.13%
$9.36	0.05%	$55,680	0.60%	2.07%	0.70%	120.09%

$10.25	1.49%	$21,275	0.62%	1.29%	0.74%	29.95%
$10.19	1.98%	$21,648	0.67%	1.56%	0.73%	62.02%
$10.21	2.58%	$23,119	0.68%	1.66%	0.68%	35.74%
$10.30	(2.30)%	$46,686	0.68%	1.76%	0.68%	66.16%
$10.87	3.67%	$77,460	0.72%	2.12%	0.77%	71.68%
$10.80	3.02%	$155,814	0.71%	2.55%	0.83%	83.62%

$10.60	2.32%	$612,870	0.49%	2.94%	0.59%	29.46%
$10.54	2.29%	$612,927	0.48%	2.88%	0.58%	41.37%
$10.67	5.29%	$433,198	0.56%	3.15%	0.58%	75.21%
$10.53	(1.26)%	$436,641	0.57%	2.93%	0.59%	149.09%
$11.16	7.39%	$514,368	0.62%	2.90%	0.66%	110.82%
$11.06	3.94%	$383,070	0.70%	3.73%	0.82%	131.87%

$10.13	1.84%	$64,494	0.63%	3.06%	0.63%	29.00%
$10.10	1.76%	$63,992	0.63%	3.12%	0.63%	33.94%
$10.25	5.42%	$50,353	0.60%	3.30%	0.60%	105.03%
$10.15	(0.65)%	$85,609	0.51%	3.54%	0.59%	99.48%
$10.70	11.54%	$92,946	0.34%	3.52%	0.59%	73.74%
$9.94	0.12%	$46,328	0.30%	3.27%	0.58%	6.86%

$10.00	1.50%	$47,449	0.61%	2.23%	0.65%	28.91%
$9.98	3.54%	$46,249	0.59%	2.28%	0.63%	19.85%
$9.91	3.75%	$36,624	0.61%	2.50%	0.63%	98.34%
$9.85	(0.97)%	$58,503	0.51%	2.33%	0.62%	193.21%
$10.29	5.61%	$88,523	0.34%	2.54%	0.59%	113.69%
$10.11	1.84%	$33,905	0.34%	2.50%	0.64%	26.17%

$10.57	2.12%	$8,158	0.68%	2.57%	0.80%	8.09%
$10.61	2.15%	$9,533	0.70%	2.62%	0.79%	17.34%
$10.84	4.57%	$10,532	0.72%	2.72%	0.72%	11.13%
$10.65	(1.59)%	$11,859	0.71%	2.47%	0.71%	22.05%
$11.15	6.39%	$14,546	0.70%	2.68%	0.72%	16.52%
$10.79	3.34%	$13,757	0.68%	3.01%	0.79%	15.73%

$11.28	2.49%	$28,063	0.61%	2.01%	0.71%	11.60%
$11.19	2.05%	$28,968	0.65%	2.07%	0.71%	18.38%
$11.25	4.61%	$30,519	0.69%	1.99%	0.69%	19.90%
$10.97	(2.14)%	$34,574	0.70%	1.94%	0.70%	70.60%
$11.58	6.05%	$33,974	0.70%	2.31%	0.72%	34.94%
$11.25	3.44%	$25,174	0.67%	2.77%	0.78%	21.89%

Sterling Capital Funds
Financial Highlights, Institutional Shares

The financial highlights table is intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of the Funds’ operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

		Investment Activities			Distributions

	Net Asset Value, Beginning of Period	Net investment income(a)	Net realized/ unrealized gains (losses) on investments	Total from Investment Activities	Net investment income	Net realized gains on investments	Total Distributions
Sterling Capital North Carolina Intermediate Tax-Free Fund
Six Months Ended March 31, 2016 (Unaudited)	$10.97	0.02	0.25	0.27	(0.13)	(0.06)	(0.19)
Year Ended September 30, 2015	$10.98	0.27	0.01	0.28	(0.27)	(0.02)	(0.29)
Year Ended September 30, 2014	$10.74	0.27	0.24	0.51	(0.27)	—	(0.27)
Year Ended September 30, 2013	$11.36	0.28	(0.54)	(0.26)	(0.28)	(0.08)	(0.36)
Year Ended September 30, 2012	$11.02	0.30	0.40	0.70	(0.29)	(0.07)	(0.36)
Year Ended September 30, 2011	$11.01	0.31	0.07	0.38	(0.31)	(0.06)	(0.37)
Sterling Capital South Carolina Intermediate Tax-Free Fund
Six Months Ended March 31, 2016 (Unaudited)	$11.06	0.12	0.17	0.29	(0.12)	(0.04)	(0.16)
Year Ended September 30, 2015	$11.07	0.24	0.01	0.25	(0.24)	(0.02)	(0.26)
Year Ended September 30, 2014	$10.78	0.25	0.29	0.54	(0.25)	—	(0.25)
Year Ended September 30, 2013	$11.28	0.24	(0.42)	(0.18)	(0.24)	(0.08)	(0.32)
Year Ended September 30, 2012	$10.90	0.27	0.45	0.72	(0.27)	(0.07)	(0.34)
Year Ended September 30, 2011	$10.86	0.29	0.06	0.35	(0.28)	(0.03)	(0.31)
Sterling Capital Virginia Intermediate Tax-Free Fund
Six Months Ended March 31, 2016 (Unaudited)	$11.98	0.14	0.15	0.29	(0.14)	(0.04)	(0.18)
Year Ended September 30, 2015	$12.06	0.28	(0.01)	0.27	(0.28)	(0.07)	(0.35)
Year Ended September 30, 2014	$11.79	0.27	0.27	0.54	(0.27)	—	(0.27)
Year Ended September 30, 2013	$12.44	0.27	(0.55)	(0.28)	(0.27)	(0.10)	(0.37)
Year Ended September 30, 2012	$12.12	0.31	0.39	0.70	(0.31)	(0.07)	(0.38)
Year Ended September 30, 2011	$12.14	0.34	0.02	0.36	(0.34)	(0.04)	(0.38)
Sterling Capital West Virginia Intermediate Tax-Free Fund
Six Months Ended March 31, 2016 (Unaudited)	$10.15	0.12	0.13	0.25	(0.12)	(0.05)	(0.17)
Year Ended September 30, 2015	$10.17	0.24	0.01	0.25	(0.24)	(0.03)	(0.27)
Year Ended September 30, 2014	$9.92	0.24	0.25	0.49	(0.24)	—	(0.24)
Year Ended September 30, 2013	$10.52	0.24	(0.48)	(0.24)	(0.24)	(0.12)	(0.36)
Year Ended September 30, 2012	$10.17	0.29	0.39	0.68	(0.29)	(0.04)	(0.33)
Year Ended September 30, 2011	$10.18	0.34	—	0.34	(0.34)	(0.01)	(0.35)
Sterling Capital Diversified Income Fund(d)
Six Months Ended March 31, 2016 (Unaudited)	$10.32	0.21	0.09	0.30	(0.23)	—	(0.23)
Year Ended September 30, 2015	$10.71	0.46	(0.58)	(0.12)	(0.27)	—	(0.27)
Year Ended September 30, 2014	$10.05	0.24	0.68	0.92	(0.26)	—	(0.26)
Year Ended September 30, 2013	$9.79	0.24	0.28	0.52	(0.26)	—	(0.26)
Year Ended September 30, 2012	$8.83	0.22	0.96	1.18	(0.22)	—	(0.22)
Year Ended September 30, 2011	$9.15	0.25	(0.27)	(0.02)	(0.30)	—	(0.30)
Sterling Capital Strategic Allocation Balanced Fund(d)
Six Months Ended March 31, 2016 (Unaudited)	$10.39	0.13	0.10	0.23	(0.17)	—	(0.17)
Year Ended September 30, 2015	$10.73	0.16	(0.32)	(0.16)	(0.18)	—	(0.18)
Year Ended September 30, 2014	$9.83	0.19	0.92	1.11	(0.21)	—	(0.21)
Year Ended September 30, 2013	$9.18	0.18	0.66	0.84	(0.19)	—	(0.19)
Year Ended September 30, 2012	$8.00	0.17	1.18	1.35	(0.17)	—	(0.17)
Year Ended September 30, 2011	$8.44	0.19	(0.43)	(0.24)	(0.20)	—	(0.20)
Sterling Capital Strategic Allocation Growth Fund(d)
Six Months Ended March 31, 2016 (Unaudited)	$10.01	0.09	0.14	0.23	(0.16)	—	(0.16)
Year Ended September 30, 2015	$10.41	0.11	(0.38)	(0.27)	(0.13)	—	(0.13)
Year Ended September 30, 2014	$9.37	0.15	1.05	1.20	(0.16)	—	(0.16)
Year Ended September 30, 2013	$8.48	0.13	0.90	1.03	(0.14)	—	(0.14)
Year Ended September 30, 2012	$7.21	0.12	1.27	1.39	(0.12)	—	(0.12)
Year Ended September 30, 2011	$7.70	0.13	(0.49)	(0.36)	(0.13)	—	(0.13)

*	During the periods certain fees were waived (See Note 5 in the Notes to the Financial Statements). If such reductions had not occurred, the ratios would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(a)	Per share net investment income has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.

See accompanying Notes to the Financial Statements.

		Ratios/Supplementary Data

Net Asset Value, End of Period	Total Return (b)	Net Assets, End of Period (000)	Ratio of net expenses to average net assets (c)	Ratio of net investment income to average net assets (c)	Ratio of expenses to average net assets*(c)	Portfolio turnover rate**(b)

$11.05	2.50%	$145,786	0.56%	0.39%	0.66%	2.72%
$10.97	2.53%	$147,048	0.59%	2.44%	0.66%	16.80%
$10.98	4.81%	$151,267	0.66%	2.50%	0.66%	11.67%
$10.74	(2.38)%	$159,039	0.67%	2.49%	0.67%	22.38%
$11.36	6.51%	$190,055	0.67%	2.64%	0.67%	19.76%
$11.02	3.60%	$161,486	0.67%	2.92%	0.72%	15.15%

$11.19	2.57%	$65,279	0.57%	2.10%	0.67%	2.88%
$11.06	2.27%	$58,132	0.61%	2.17%	0.68%	12.53%
$11.07	5.03%	$49,157	0.68%	2.27%	0.68%	15.51%
$10.78	(1.62)%	$49,340	0.69%	2.17%	0.69%	35.38%
$11.28	6.68%	$52,526	0.70%	2.41%	0.70%	26.49%
$10.90	3.37%	$39,863	0.71%	2.68%	0.76%	25.83%

$12.09	2.45%	$81,859	0.56%	2.30%	0.66%	5.01%
$11.98	2.24%	$78,506	0.60%	2.33%	0.67%	16.01%
$12.06	4.65%	$79,895	0.66%	2.29%	0.66%	20.48%
$11.79	(2.28)%	$81,703	0.68%	2.23%	0.68%	40.00%
$12.44	5.87%	$91,770	0.68%	2.50%	0.68%	21.63%
$12.12	3.11%	$78,535	0.68%	2.90%	0.73%	15.33%

$10.23	2.51%	$62,531	0.57%	2.33%	0.67%	4.52%
$10.15	2.44%	$66,716	0.60%	2.37%	0.67%	10.34%
$10.17	4.98%	$70,273	0.66%	2.39%	0.66%	21.09%
$9.92	(2.30)%	$68,936	0.68%	2.38%	0.68%	22.18%
$10.52	6.85%	$85,125	0.68%	2.85%	0.68%	26.70%
$10.17	3.48%	$72,451	0.69%	3.44%	0.69%	23.34%

$10.39	2.98%	$25,512	0.28%	3.93%	0.45%	19.90%
$10.32	(1.23)%	$27,896	0.20%	4.29%	0.45%	126.46%
$10.71	9.19%	$2,300	0.20%	2.32%	0.45%	8.67%
$10.05	5.35%	$3,153	0.29%	2.42%	0.44%	60.51%
$9.79	13.47%	$3,346	0.44%	2.33%	0.44%	7.99%
$8.83	(0.31)%	$3,954	0.37%	2.61%	0.47%	8.36%

$10.45	2.26%	$77	0.17%	2.56%	0.42%	4.24%
$10.39	(1.57)%	$106	0.15%	1.43%	0.40%	49.24%
$10.73	11.36%	$244	0.14%	1.87%	0.39%	5.70%
$9.83	9.28%	$321	0.26%	1.85%	0.39%	81.00%
$9.18	16.94%	$474	0.42%	1.98%	0.42%	17.65%
$8.00	(3.02)%	$475	0.29%	2.13%	0.41%	9.96%

$10.08	2.35%	$697	0.19%	1.84%	0.44%	5.35%
$10.01	(2.67)%	$1,516	0.17%	1.00%	0.42%	58.40%
$10.41	12.89%	$872	0.16%	1.46%	0.41%	8.60%
$9.37	12.27%	$1,007	0.28%	1.46%	0.42%	96.94%
$8.48	19.40%	$936	0.43%	1.54%	0.43%	20.21%
$7.21	(4.86)%	$1,127	0.32%	1.62%	0.43%	9.06%

Sterling Capital Funds
Financial Highlights, Class R Shares

The financial highlights table is intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of the Funds’ operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

		Investment Activities			Distributions

	Net Asset Value, Beginning of Period	Net investment income (loss)(a)	Net realized/ unrealized gains (loss) on investments	Total from Investment Activities	Net investment income	Net realized gains on investments	Total Distributions
Sterling Capital Mid Value Fund
Six Months Ended March 31, 2016 (Unaudited)	$17.59	0.02	1.11	1.13	—	(3.34)	(3.34)
Year Ended September 30, 2015	$18.93	0.02	(0.14)	(0.12)	(0.05)	(1.17)	(1.22)
Year Ended September 30, 2014	$18.47	— (e)	1.74	1.74	(0.08)	(1.20)	(1.28)
Year Ended September 30, 2013	$14.20	(0.18)	4.51	4.33	(0.06)	—	(0.06)
Year Ended September 30, 2012	$11.36	0.08	2.90	2.98	(0.14)	—	(0.14)
Year Ended September 30, 2011	$12.12	0.05	(0.73)	(0.68)	(0.08)	—	(0.08)
Sterling Capital Behavioral Small Cap Value Equity Fund
Six Months Ended March 31, 2016 (Unaudited)	$14.00	0.09	0.28	0.37	(0.07)	(0.01)	(0.08)
Year Ended September 30, 2015	$14.28	0.13	0.15	0.28	(0.12)	(0.44)	(0.56)
Year Ended September 30, 2014	$15.21	0.10	0.93	1.03	(0.09)	(1.87)	(1.96)
Year Ended September 30, 2013	$12.03	0.03	3.36	3.39	(0.06)	(0.15)	(0.21)
Year Ended September 30, 2012	$10.79	0.05	2.17	2.22	—	(0.98)	(0.98)
Year Ended September 30, 2011	$11.18	(0.02)	(0.37)	(0.39)	—	—	—
Sterling Capital Special Opportunities Fund
Six Months Ended March 31, 2016 (Unaudited)	$23.28	—	1.85	1.85	—	(3.31)	(3.31)
Year Ended September 30, 2015	$23.69	(0.11)	0.90	0.79	—	(1.20)	(1.20)
Year Ended September 30, 2014	$21.72	(0.09)	4.34	4.25	—	(2.28)	(2.28)
Year Ended September 30, 2013	$18.83	0.01 (f)	3.83	3.84	—	(0.95)	(0.95)
Year Ended September 30, 2012	$15.54	(0.04)	3.64	3.60	—	(0.31)	(0.31)
Year Ended September 30, 2011	$16.26	(0.11)	(0.51)	(0.62)	—	(0.10)	(0.10)
Sterling Capital Equity Income Fund
Six Months Ended March 31, 2016 (Unaudited)	$17.25	0.14	0.90	1.04	(0.16)	(1.10)	(1.26)
Year Ended September 30, 2015	$18.84	0.26	(1.06)	(0.80)	(0.28)	(0.51)	(0.79)
Year Ended September 30, 2014	$18.04	0.29	1.40	1.69	(0.26)	(0.63)	(0.89)
Year Ended September 30, 2013	$15.95	0.24	2.22	2.46	(0.21)	(0.16)	(0.37)
Year Ended September 30, 2012	$13.19	0.20	2.72	2.92	(0.16)	—	(0.16)
Year Ended September 30, 2011	$13.03	0.24	0.13	0.37	(0.21)	—	(0.21)
Sterling Capital Total Return Bond Fund
Six Months Ended March 31, 2016 (Unaudited)	$10.49	—	0.22	0.22	(0.16)	—	(0.16)
Year Ended September 30, 2015	$10.62	0.25	(0.06)	0.19	(0.32)	—	(0.32)
Year Ended September 30, 2014	$10.48	0.28	0.22	0.50	(0.35)	(0.01)	(0.36)
Year Ended September 30, 2013	$11.11	0.25	(0.45)	(0.20)	(0.35)	(0.08)	(0.43)
Year Ended September 30, 2012	$11.02	0.26	0.46	0.72	(0.36)	(0.27)	(0.63)
Year Ended September 30, 2011	$11.32	0.37	(0.03)	0.34	(0.43)	(0.21)	(0.64)

*	During the periods certain fees were waived (See Note 5 in the Notes to the Financial Statements). If such reductions had not occurred, the ratios would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Net Assets are below $1,000.
(e)	Amount is less than $0.005.
(f)

Net investment income per share reflects a special dividend, which amounted to $0.02 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been (0.05)% per share.

See accompanying Notes to the Financial Statements.

		Ratios/Supplementary Data
Net Asset Value, End of Period	Total Return (excludes sales charge)(b)	Net Assets, End of Period (000)		Ratio of net expenses to average net assets(c)	Ratio of net investment income loss to average net assets(c)		Ratio of expenses to average net assets*(c)	Portfolio turnover rate**(b)

$15.38	6.78%	$—	(d)	1.44%	0.19%		1.44%	16.96%
$17.59	(0.89)%	$—	(d)	1.44%	0.08%		1.44%	30.61%
$18.93	9.68%	$—	(d)	1.39%	0.02%		1.39%	27.30%
$18.47	30.65%	$—	(d)	1.42%	(1.04)%		1.42%	34.03%
$14.20	26.17%	$—	(d)	1.44%	0.59%		1.44%	21.62%
$11.36	(5.71)%	$—	(d)	1.44%	0.36%		1.56%	38.30%

$14.29	2.58%	$—	(d)	1.43%	1.21%		1.43%	65.42%
$14.00	1.84%	$—	(d)	1.50%	0.89%		1.50%	101.99%
$14.28	7.01%	$—	(d)	1.45%	0.65%		1.45%	68.50%
$15.21	28.48%	$—	(d)	1.55%	0.24%		1.55%	176.62%
$12.03	21.49%	$—	(d)	1.57%	0.44%		1.59%	32.86%
$10.79	(3.49)%	$—	(d)	1.57%	(0.12)%		1.58%	63.02%

$21.82	8.29%	$127		1.45%	0.01%		1.48%	20.52%
$23.28	3.51%	$46		1.47%	(0.44)%		1.47%	26.98%
$23.69	21.36%	$26		1.46%	(0.41)%		1.46%	32.35%
$21.72	21.28%	$450		1.49%	0.04	%(f)	1.49%	53.76%
$18.83	23.41%	$357		1.54%	(0.25)%		1.54%	19.38%
$15.54	(3.95)%	$289		1.54%	(0.62)%		1.54%	31.51%

$17.03	6.29%	$2,045		1.47%	1.71%		1.47%	16.62%
$17.25	(4.40)%	$1,957		1.47%	1.40%		1.47%	27.53%
$18.84	9.52%	$1,811		1.45%	1.56%		1.45%	16.13%
$18.04	15.69%	$2,781		1.45%	1.40%		1.45%	30.56%
$15.95	22.19%	$1,454		1.44%	1.35%		1.44%	21.30%
$13.19	2.74%	$604		1.43%	1.72%		1.43%	16.64%

$10.55	2.07%	$5		0.98%	2.46%		1.07%	29.46%
$10.49	1.77%	$6		0.98%	2.39%		1.09%	41.37%
$10.62	4.81%	$6		1.04%	2.65%		1.04%	75.21%
$10.48	(1.83)%	$5		1.07%	2.34%		1.08%	149.09%
$11.11	6.79%	$6		1.12%	2.41%		1.16%	110.82%
$11.02	3.24%	$6		1.20%	3.32%		1.33%	131.87%

Sterling Capital Funds
Notes to Financial Statements March 31, 2016 (Unaudited)

1.	Organization:

Sterling Capital Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (“the 1940 Act”), as an open-end investment company established as a Massachusetts business trust.

The Trust offers shares of Sterling Capital Behavioral Large Cap Value Equity Fund, Sterling Capital Mid Value Fund, Sterling Capital Behavioral Small Cap Value Equity Fund, Sterling Capital Special Opportunities Fund, Sterling Capital Equity Income Fund, Sterling Capital Long/Short Equity Fund, Sterling Capital Behavioral International Equity Fund, Sterling Capital Ultra Short Bond Fund, Sterling Capital Short Duration Bond Fund, Sterling Capital Intermediate U.S. Government Fund, Sterling Capital Total Return Bond Fund, Sterling Capital Corporate Fund, Sterling Capital Securitized Opportunities Fund, Sterling Capital Kentucky Intermediate Tax-Free Fund, Sterling Capital Maryland Intermediate Tax-Free Fund, Sterling Capital North Carolina Intermediate Tax-Free Fund, Sterling Capital South Carolina Intermediate Tax-Free Fund, Sterling Capital Virginia Intermediate Tax-Free Fund, Sterling Capital West Virginia Intermediate Tax-Free Fund, Sterling Capital Diversified Income Fund (formerly known as Sterling Capital Strategic Allocation Conservative Fund), Sterling Capital Strategic Allocation Balanced Fund, Sterling Capital Strategic Allocation Growth Fund, Sterling Capital Stratton Mid Cap Value Fund, Sterling Capital Stratton Real Estate Fund and Sterling Capital Stratton Small Cap Value Fund (referred to individually as a “Fund” and collectively as the “Funds”). Sterling Capital Kentucky Intermediate Tax-Free Fund, Sterling Capital Maryland Intermediate Tax-Free Fund, Sterling Capital North Carolina Intermediate Tax-Free Fund, Sterling Capital South Carolina Intermediate Tax-Free Fund, Sterling Capital Virginia Intermediate Tax-Free Fund and Sterling Capital Wes Virginia Intermediate Tax-Free Fund are referred to as the “Tax-Free Funds.” Sterling Capital Diversified Income Fund, Sterling Capital Strategic Allocation Balanced Fund and Sterling Capital Strategic Allocation Growth Fund are referred to as the “Funds of Funds.” The Funds, excluding the Funds of Funds, are referred to as the “Variable Net Asset Value Funds.” The Funds of Funds invest in underlying mutual funds as opposed to individual securities. The financial statements herein do not relate to the Sterling Capital Stratton Mid Cap Value Fund, Sterling Capital Stratton Real Estate Fund and Sterling Capital Stratton Small Cap Value Fund, which are offered through separate prospectuses and a separate SAI, have a fiscal year ending December 31, 2015, and include financial statements in their most recent annual report.

All Funds, other than the Tax-Free Funds, are “diversified” funds, as defined in the 1940 Act. The Tax-Free Funds are non-diversified funds, which means they may invest in the securities of a limited number of issuers.

By owning shares of underlying investment companies, each of the Funds of Funds invests, to varying degrees, in securities of U.S. and non-U.S. companies, including small and medium sized companies, and in debt securities. Funds of Funds with exposure to underlying equity funds may include funds that invest in real estate related securities. In addition, underlying investment companies may invest in derivatives and may engage in long/short equity strategies and in option writing strategies. The Funds of Funds except for Sterling Capital Diversified Income Fund currently invest only in other Funds that are part of the Sterling Capital Funds group of investment companies (not including cash sweep vehicles). Financial information for those Sterling Capital Funds is included in this report and also is available at www.sec.gov. Financial information for the other underlying Funds is available at www.sec.gov.

The Funds are authorized to issue an unlimited amount of shares. As of March 31, 2016, the Funds discussed herein offered up to five classes of shares: Class A Shares, Class B Shares, Class C Shares, Class R Shares and Institutional Shares. Class B Shares of the Funds are closed to new accounts and additional purchases by existing shareholders. Sterling Capital Mid Value Fund, Sterling Capital Behavioral Small Cap Value Equity Fund, Sterling Capital Special Opportunities Fund, Sterling Capital Equity Income Fund and Sterling Capital Total Return Bond Fund offer Class R Shares. Class B Shares automatically convert to Class A Shares after eight years. Class A Shares of the Variable Net Asset Value Funds and Funds of Funds, excluding Sterling Capital Ultra Short Bond Fund, Sterling Capital Short Duration Bond Fund, Sterling Capital Intermediate U.S. Government Fund, Sterling Capital Corporate Fund, Sterling Capital Securitized Opportunities Fund, and the Tax-Free Funds, have a maximum sales charge of 5.75% as a percentage of original purchase price. Class A Shares of Sterling Capital Ultra Short Bond Fund have a maximum sales charge of 0.50%, and Class A Shares of Sterling Capital Short Duration Bond Fund, Sterling Capital Intermediate U.S. Government Fund, Sterling Capital Corporate Fund, Sterling Capital Securitized Opportunities Fund, and the Tax-Free Funds have a maximum sales charge of 2.00%, as a percentage of the original purchase price. Purchases of $1 million or more of Class A Shares are not subject to a front-end sales charge but will be subject to a Contingent Deferred Sales Charge (“CDSC”) of 1.00% of the purchase price if redeemed within two years after purchase for all Funds except the Tax-Free Funds, Sterling Capital Short Duration Bond Fund, Sterling Capital Intermediate U.S. Government Fund, Sterling

Sterling Capital Funds
Notes to Financial Statements — (continued)
March 31, 2016 (Unaudited)

Capital Corporate Fund and Sterling Capital Securitized Opportunities Fund. With respect to the Tax-Free Funds, Sterling Capital Short Duration Bond Fund, Sterling Capital Intermediate U.S. Government Fund, Sterling Capital Corporate Fund and Sterling Capital Securitized Opportunities Fund, sales of Class A shares over $500,000 are not subject to a sales load but will be subject to a CDSC of 0.50% of the purchase price if redeemed within 18 months of purchase. This charge is based on the lower of the price paid for the shares or their net asset value at the time of redemption. The Class B Shares of the Funds will be subject to a CDSC ranging from a maximum of 5.00% if redeemed less than one year after purchase to 0.00% if redeemed more than six years after purchase. Class C Shares of the Funds are offered without any front-end sales charge but will be subject to a maximum CDSC of 1.00% if redeemed less than one year after purchase.

Each class of shares has identical rights and privileges except with respect to the fees paid under the distribution plan, voting rights on matters affecting a single class of shares and the exchange privilege of each class of shares.

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Funds may enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Funds. The policies are in conformity with United States generally accepted accounting principles (“U.S. GAAP”). The preparation of these financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the reporting period. Actual results could differ from those estimates.

Securities Valuation — Investments in securities held by the Variable Net Asset Value Funds, the principal market for which is a securities exchange or an over-the-counter market, are valued at the closing price on the principal exchange or market (including the NASDAQ Closing Price for securities traded on NASDAQ), typically 4:00 PM ET or in the absence of such a price, by reference to the latest available bid price in the principal market in which such securities are normally traded. The Variable Net Asset Value Funds may also use an independent pricing service approved by the Board of Trustees (the “Board”) to value certain securities, including the use of electronic and matrix techniques. Investments in open-end investment companies, including underlying funds invested in by the Funds of Funds, are valued at their respective net asset values as reported by such companies. Investments in closed-end investment companies and exchange traded funds are valued at their market values based upon the latest available sale price or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The differences between cost and fair value of investments are reflected as either unrealized appreciation or depreciation. Securities for which market quotations are not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price) will be fair valued in accordance with procedures established in good faith under the general supervision of the Board. At March 31, 2016, the Sterling Capital Special Opportunities Fund has written options valued by the Sterling Capital Funds’ Pricing Committee (the “Pricing Committee”) recorded at fair value of $4,200, and represent 0.00041% of net assets.

Fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Sterling Capital Behavioral International Equity Fund’s net asset value is calculated; such securities may be valued at fair value in accordance with procedures adopted by the Board.

Fair Value Measurements — The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described as follows:

●  Level  1  –quoted prices in active markets for identical securities

●  Level  2  –  based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●  Level  3  –  based on significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

Sterling Capital Funds
Notes to Financial Statements — (continued)
March 31, 2016 (Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. During the period ended March 31, 2016, there were no significant changes to the valuation policies and procedures.

The summary of inputs used to determine the fair value of each Fund’s investments as of March 31, 2016 is as follows:

	Level 1– Quoted Prices		Level 2– Other Significant Observable Inputs	Level 3– Significant Unobservable Inputs	Total
Assets:
Investments in Securities
Sterling Capital Behavioral Large Cap Value Equity Fund	$277,045,955	(a)	$—	$—	$277,045,955
Sterling Capital Mid Value Fund	611,730,576	(a)	—	—	611,730,576
Sterling Capital Behavioral Small Cap Value Equity Fund	151,647,791	(a)	—	—	151,647,791
Sterling Capital Special Opportunities Fund	1,025,239,706	(a)	—	—	1,025,239,706
Sterling Capital Equity Income Fund	1,623,147,679	(a)	—	—	1,623,147,679
Sterling Capital Long/Short Equity Fund	41,694,817	(a)	—	—	41,694,817
Sterling Capital Behavioral International Equity Fund	17,866,956	(a)	2,259(a)	—	17,869,215
Sterling Capital Ultra Short Bond Fund	1,117,653	(b)	46,328,255(a)	—	47,445,908
Sterling Capital Short Duration Bond Fund	2,299,181	(b)	82,743,038(a)	—	85,042,219
Sterling Capital Intermediate U.S. Government Fund	408,598	(b)	29,292,172(a)	—	29,700,770
Sterling Capital Total Return Bond Fund	9,214,845	(b)	670,244,714(a)	—	679,459,559
Sterling Capital Corporate Fund	2,561,561	(b)	62,971,971(a)	—	65,533,532
Sterling Capital Securitized Opportunities Fund	1,260,537	(b)	47,145,888(a)	—	48,406,425
Sterling Capital Kentucky Intermediate Tax-Free Fund	294,138	(b)	11,980,912(a)	—	12,275,050
Sterling Capital Maryland Intermediate Tax-Free Fund	191,198	(b)	34,385,313(a)	—	34,576,511
Sterling Capital North Carolina Intermediate Tax-Free Fund	6,016,965	(b)	192,475,871(a)	—	198,492,836
Sterling Capital South Carolina Intermediate Tax-Free Fund	4,140,435	(b)	79,990,083(a)	—	84,130,518
Sterling Capital Virginia Intermediate Tax-Free Fund	2,656,128	(b)	115,670,700(a)	—	118,326,828
Sterling Capital West Virginia Intermediate Tax-Free Fund	1,557,140	(b)	96,647,969(a)	—	98,205,109
Sterling Capital Diversified Income Fund	41,435,415	(a)	—	—	41,435,415
Sterling Capital Strategic Allocation Balanced Fund	32,967,420	(a)	—	—	32,967,420
Sterling Capital Strategic Allocation Growth Fund	23,217,663	(a)	—	—	23,217,663

Liabilities:
Investments Sold Short
Sterling Capital Long/Short Equity Fund	$19,540,440	(a)	—	—	$19,540,440
Other Financial Instruments-
Written Options (Equity Risk)
Sterling Capital Special Opportunities Fund (c)	236,40	0	4,200	—	240,600
Sterling Capital Equity Income Fund (c)	828,05	0	—	—	828,050
Sterling Capital Long/Short Equity Fund (c)	7,00	9	—	—	7,009

(a)	Industries, countries or security types are disclosed in the Schedules of Portfolio Investments.
(b)	Represents money market funds and/or certain preferred stocks.
(c)	Other financial instruments are written options shown at value.

During the six months ended March 31, 2016, Behavioral International Equity had foreign common stock that was transferred from Level 2 to Level 1 due to the application at September 30, 2015 of fair value procedures resulting from volatility in U.S. markets after the close of foreign markets. The beginning of period value of the securities that transferred from Level 2 to Level 1 during the period amounted to $11,803,612 or 61.63% of net assets as of September 30, 2015. The Funds’ policy is to recognize transfers in and transfers out as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the period ended March 31, 2016 for the remaining Funds.

Cash and Cash Equivalents — The Funds consider liquid assets deposited with a bank, and certain short term debt instruments with original maturities of three months or less to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or investments. The Funds may invest their excess cash in the Federated Treasury Obligations Fund or a similar money market fund or other short-term investment.

Sterling Capital Funds
Notes to Financial Statements — (continued)
March 31, 2016 (Unaudited)

Credit Enhancements — Certain obligations held in the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements; and third party insurance (i.e., AMBAC).

Derivative Instruments Categorized by Risk Exposure — The Funds’ derivative contracts held at March 31, 2016, are not accounted for as hedging instruments under U.S. GAAP. The following is a summary of the location of the derivative instruments held by the Funds on the Statements of Assets and Liabilities and the category of primary risk exposure as of March 31, 2016:

Fair Values of Derivative Instruments	Statements of Assets and Liabilities Location	Sterling Capital Special Opportunities Fund	Sterling Capital Equity Income Fund	Sterling Capital Long/Short Equity Fund
Liabilities
Equity contracts	Call options written	$240,600	$828,050	$7,009

The effect of derivative financial instruments on the Statements of Operations for the period ended March 31, 2016:

Net Realized Gain (Loss)	Sterling Capital Special Opportunities Fund	Sterling Capital Equity Income Fund	Sterling Capital Long/Short Equity Fund
Options (equity contracts)*	$(142,943)	$1,363,168	$(28,059)

*	Purchased options gain/loss are included in realized gain (loss) on investments.

Net Change in Unrealized Appreciation (Depreciation)	Sterling Capital Special Opportunities Fund	Sterling Capital Equity Income Fund	Sterling Capital Long/Short Equity Fund
Written options (equity contracts)	$184,929	$(556,381)	$126

For the period ended March 31, 2016, the average quarterly balance of derivative financial instruments were as follows:

	Sterling Capital Special Opportunities Fund	Sterling Capital Equity Income Fund	Sterling Capital Long/Short Equity Fund
Options (Equity Risk)
Average number of written option contracts	5,050	4,038	26
Average premium of written option contracts	$875,564	$873,597	$3,568
Average number of purchased option contracts	—	—	1,059
Average premium of purchased option contracts	$—	$—	$398,740

Distributions to Shareholders — Dividends from net investment income are declared daily and paid monthly for Sterling Capital Ultra Short Bond Fund, Sterling Capital Short Duration Bond Fund, Sterling Capital Intermediate U.S. Government Fund, Sterling Capital Total Return Bond Fund, Sterling Capital Corporate Bond Fund, Sterling Capital Securitized Opportunities Fund and the Tax-Free Funds. Dividends from net investment income are declared and paid quarterly for Sterling Capital Behavioral Large Cap Value Equity Fund, Sterling Capital Mid Value Fund, Sterling Capital Behavioral Small Cap Value Equity Fund, Sterling Capital Special Opportunities Fund, Sterling Capital Equity Income Fund and the Funds of Funds if the annualized yield of the distribution exceeds an amount determined annually by the Board. Dividends from net investment income for Sterling Capital Long/Short Equity Fund and Sterling Capital Behavioral International Equity Fund are declared and paid annually. Distributable net realized gains, if any, are declared and distributed at least annually. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Sterling Capital Funds
Notes to Financial Statements — (continued)
March 31, 2016 (Unaudited)

Expenses and Allocation Methodology — Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionately among all Funds daily in relation to the net assets of each Fund or on another reasonable basis. Each class of shares bears its pro-rata portion of expenses attributable to its series, except that each class separately bears expenses related specifically to that class, such as distribution fees. Income and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets or another appropriate basis.

Foreign Currency Translation — The accounting records of the Sterling Capital Behavioral International Equity Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the latest foreign exchange bid quotation (from an approved pricing vendor) to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, income and expenses are translated at the prevailing rate of exchange, on the respective dates of such transactions. The Sterling Capital Behavioral International Equity Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

Forward Foreign Currency Exchange Contracts — The Sterling Capital Behavioral International Equity Fund, the Sterling Capital Long/Short Equity Fund, the Sterling Capital Ultra Short Bond Fund, the Sterling Capital Short Duration Bond Fund, the Sterling Capital Total Return Bond Fund and the Sterling Capital Corporate Fund may enter into forward foreign currency exchange contracts (foreign currency exchange risk) in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of Funds securities denominated in a particular currency. A foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. The Funds can be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In the event of default by the counterparty to the transaction, the Funds’ maximum amount of loss, as either the buyer or seller, is the unrealized gain of the contract. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. When the contract is closed, the Funds record a realized gain (loss) equal to the difference between the value at the time it was opened and the value at the time it was closed.

Mortgage Dollar Rolls — The Variable Net Asset Value Funds may sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specific future date at an agreed-upon price. The market value of the securities that a Fund is required to purchase may decline below the agreed upon repurchase price of those securities. Pools of mortgages collateralizing those securities may have different prepayment histories than those sold. During the period between the sale and repurchase, a Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in additional instruments for a Fund, and the income from these investments will generate income for a Fund. If such income does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will diminish the investment performance of a Fund compared with what the performance would have been without the use of dollar rolls. The Funds account for mortgage dollar roll transactions as purchases and sales. The Funds did not hold any mortgage dollar rolls during the period.

Offering Costs — Offering costs are amortized on a straight-line basis over one year from each Fund’s respective commencement of operations. In the event that any of the initial shares are redeemed during the period of amortization of a Fund’s offering costs, the redemption proceeds will be reduced by any such unamortized offering costs in the same proportion as the number of shares being redeemed bears to the number of those shares outstanding at the time of redemption.

Options Contracts — Sterling Capital Special Opportunities Fund, Sterling Capital Equity Income Fund, and Sterling Capital Long/Short Equity Fund write (sell) “covered” call options on securities and purchase options on securities to close out options previously written by them. Sterling Capital Long/Short Equity Fund purchases put options, which gives a Fund the right to sell a specified amount of an underlying security at a specified price within a specified time. These transactions are entered into to hedge against changes in security prices (equity risk) or for the purposes of earning additional income (i.e., speculation). Sterling Capital Diversified Income Fund may invest in underlying funds that engage in options writing strategies (including cash-secured put writing and covered call writing).

Sterling Capital Funds
Notes to Financial Statements — (continued)
March 31, 2016 (Unaudited)

The risk associated with purchasing an option is that a Fund pays a premium whether or not the option is exercised. Additionally, the Funds bear the risk of loss of the premium and change in value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as other securities owned. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

In writing an option, a Fund contracts with a specified counterparty to purchase (put option written) or sell (call option written) a specified quantity (notional amount) of an underlying asset at a specified price during a specified period upon demand of the counterparty. The risk associated with writing an option is that the Funds bear the market risk of an unfavorable change in the price of an underlying asset and are required to buy or sell an underlying asset under the contractual terms of the option at a price different from the current value. The Funds execute transactions in both listed and over-the-counter options. When purchasing over-the-counter options, a Fund bears the risk of economic loss from counterparty default, equal to the market value of the option. Listed options involve minimal counterparty risk since the listed options are guaranteed against default by the exchange on which they trade. Transactions in over-the-counter options expose the Funds to the risk of default by the counterparty to the transaction. In the event of default by the counterparty to the over-the-counter transaction, the Funds’ maximum amount of loss is the premium paid (as the purchaser) or the unrealized depreciation of the contract (as the writer).

Sterling Capital Special Opportunities Fund, Sterling Capital Equity Income Fund and Sterling Capital Long/Short Equity Fund invested in written options to economically hedge the downside exposure by collecting a premium when sold against the equity holding. Details of written option activity for the period ended March 31, 2016 are as follows:

	Sterling Capital Special Opportunities Fund		Sterling Capital Equity Income Fund		Sterling Capital Long/Short Equity Fund
Covered Call Options	Number of Contracts	Premiums Received	Number of Contracts	Premiums Received	Number of Contracts	Premiums Received
Balance at beginning of period	5,400	$604,184	4,325	$1,150,294	—	$—
Options written	6,700	1,189,885	7,550	1,284,342	860	114,841
Options closed	(3,300)	(248,748)	(3,600)	(504,567)	(488)	(62,939)
Options expired	(4,600)	(789,409)	(5,825)	(1,410,155)	(195)	(29,657)
Options exercised	—	—	—	—	(125)	(15,110)

Balance at end of period	4,200	$755,912	2,450	$519,914	52	$7,135

The following is a summary of written call options outstanding as of March 31, 2016:

	Number of Contracts	Value
Sterling Capital Special Opportunities Fund
Autodesk, Inc., $67.50, 7/15/16	800	$(52,800)
Autodesk, Inc., $70.00, 4/15/16(a)	800	(4,000)
Autodesk, Inc., $75.00, 4/15/16(a)	200	(200)
Activision Blizzard, Inc., $36.00, 5/20/16	1,200	(98,400)
Activision Blizzard, Inc., $37.00, 5/20/16	1,200	(85,200)

	4,200	$(240,600)

Sterling Capital Equity Income Fund
McDonald’s Corporation, Inc., $125.00, 06/17/16	1,000	$(396,000)
Mead Johnson Nutrition Co., $16.00, 5/20/16	450	(22,050)
Time Warner Cable, Inc., $210.00, 06/17/16	1,000	(410,000)

	2,450	$(828,050)

Sterling Capital Funds
Notes to Financial Statements — (continued)
March 31, 2016 (Unaudited)

	Number of Contracts	Value
Sterling Capital Long/Short Equity Fund
Amazon.com, Inc., $660.00, 5/20/16	3	$(2,694)
Electronic Arts, Inc., $70.00, 6/17/16	11	(2,277)
Electronic Arts, Inc., $75.00, 6/17/16	16	(1,488)
VF Corp., $55.00, 5/20/16	22	(550)

	52	$(7,009)

(a)	Security was fair valued under methods approved by the Board.

Risks Associated with Foreign Securities and Currencies — Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries. Certain foreign investments may also be subject to foreign withholding taxes.

Securities Transactions and Related Income — During the period, security transactions are accounted for no later than one business day after the trade date. For financial reporting purposes, however, security transactions as of the last business day of the reporting period are accounted for on the trade date. Interest income is recognized on the accrual basis and includes, where applicable, the amortization/accretion of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Short Sales — Sterling Capital Long/Short Equity Fund enters into short sale transactions in which it sells a security it may not hold in anticipation of a decline in the market price of that security. When the Fund makes a short sale, it will borrow the security sold short and deliver the security to the counterparty to which it sold the security short. An amount equal to the proceeds received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. The Fund is required to repay the counterparty any dividends received on the security sold short, which is shown as dividend expense in the Statements of Operations. The Fund may pay a fee on the assets borrowed from the counterparty, which is shown as service fees on securities sold short in the Statements of Operations. The Fund maintains a segregated account of deposits of cash with the broker-dealer as collateral for the short sales. The Fund may receive interest on the cash collateral deposited with the broker-dealer. These positions are speculative and may be more risky than “long” positions because the cost of the replacement security or derivative is unknown. Short selling strategies typically reduce returns relative to “long only” strategies during rising equity markets, and involve risk of significant losses; potential loss on uncovered short positions is unlimited. Short selling strategies also involve significant transaction costs. Sterling Capital Diversified Income Fund may invest in underlying funds that engage in long/short equity strategies.

When-Issued and Forward Commitments — The Funds may purchase securities on a “when-issued” basis. Sterling Capital Behavioral Large Cap Value Equity Fund, Sterling Capital Mid Value Fund, Sterling Capital Behavioral Small Cap Value Equity Fund, Sterling Capital Special Opportunities Fund and Sterling Capital Equity Income Fund may also purchase or sell securities on a forward commitment basis. The Funds record when-issued securities on the trade date and pledge assets with a value at least equal to the purchase commitment for payment of the securities purchased. The value of the securities underlying when-issued or forward commitments to purchase securities, and any subsequent fluctuation in their value, is taken into account when determining the net asset value of the Funds commencing with the date the Funds agree to purchase the securities. The Funds do not accrue interest or dividends on “when-issued” securities until the underlying securities are received.

Sterling Capital Funds
Notes to Financial Statements — (continued)
March 31, 2016 (Unaudited)

3.	Purchases and Sales of Securities:

Purchases and sales of securities (excluding U.S. government securities and securities maturing less than one year from acquisition) for the period ended March 31, 2016 were as follows:

	Purchases	Sales
Sterling Capital Behavioral Large Cap Value Equity Fund	$197,743,821	$181,293,172
Sterling Capital Mid Value Fund	101,769,105	169,457,734
Sterling Capital Behavioral Small Cap Value Equity Fund	112,937,223	89,390,776
Sterling Capital Special Opportunities Fund	194,529,067	192,878,646
Sterling Capital Equity Income Fund	250,354,321	351,046,016
Sterling Capital Long/Short Equity Fund	155,738,722	205,357,514
Sterling Capital Behavioral International Equity Fund	13,633,184	14,945,173
Sterling Capital Ultra Short Bond Fund	17,417,297	10,098,761
Sterling Capital Short Duration Bond Fund	19,160,215	24,468,375
Sterling Capital Intermediate U.S. Government Fund	1,078,845	937,220
Sterling Capital Total Return Bond Fund	132,054,623	108,248,649
Sterling Capital Corporate Fund	16,907,441	16,480,724
Sterling Capital Securitized Opportunities Fund	7,851,519	5,396,377
Sterling Capital Kentucky Intermediate Tax-Free Fund	1,051,017	2,558,535
Sterling Capital Maryland Intermediate Tax-Free Fund	4,041,344	5,965,421
Sterling Capital North Carolina Intermediate Tax-Free Fund	8,330,241	5,174,541
Sterling Capital South Carolina Intermediate Tax-Free Fund	6,843,567	2,183,674
Sterling Capital Virginia Intermediate Tax-Free Fund	5,740,141	6,739,661
Sterling Capital West Virginia Intermediate Tax-Free Fund	4,413,365	8,579,151
Sterling Capital Diversified Income Fund	8,414,566	11,069,192
Sterling Capital Strategic Allocation Balanced Fund	1,437,494	3,047,000
Sterling Capital Strategic Allocation Growth Fund	1,286,682	2,966,000

Purchases and sales of U.S. government securities (excluding securities maturing less than one year from acquisition) for the period ended March 31, 2016 were as follows:

	Purchases	Sales
Sterling Capital Long/Short Equity Fund	$64,565	$184,496
Sterling Capital Short Duration Bond Fund	7,473,890	3,269,088
Sterling Capital Intermediate U.S. Government Fund	6,441,868	6,915,359
Sterling Capital Total Return Bond Fund	91,777,872	85,377,172
Sterling Capital Corporate Fund	1,418,216	1,447,000
Sterling Capital Securitized Opportunities Fund	10,096,011	8,400,298

4.	Investments in Affiliated Issuers:

A summary of the Funds’ transactions in the shares of affiliated issuers during the period ended March 31, 2016 is as follows:

	Shares Held at September 30, 2015	Shares Purchased	Shares Sold	Shares Held at March 31, 2016	Value at March 31, 2016	Dividend Income October 1, 2015- March 31, 2016	Distributions and Net Realized Gain (Loss) October 1, 2015- March 31, 2016
Sterling Capital Diversified Income Fund
Sterling Capital Corporate Fund, Institutional Shares	216,414	3,225	19,438	200,201	$2,028,035	$5,662	$(3,242)
Sterling Capital Securitized Opportunities Fund, Institutional Shares	219,233	2,732	23,070	198,895	1,988,940	4,677	401

Total Affiliates	435,647	5,957	42,508	399,096	$4,016,975	$10,339	$(2,841)

Sterling Capital Funds
Notes to Financial Statements — (continued)
March 31, 2016 (Unaudited)

	Shares Held at September 30, 2015	Shares Purchased	Shares Sold	Shares Held at March 31, 2016	Value at March 31, 2016	Dividend Income October 1, 2015- March 31, 2016	Distributions and Net Realized Gain (Loss) October 1, 2015- March 31, 2016
Sterling Capital Strategic Allocation Balanced Fund
Sterling Capital Behavioral International Equity Fund, Institutional Shares	1,040,079	23,059	55,635	1,007,503	$9,299,259	$222,000	$(24,489)
Sterling Capital Equity Income Fund, Institutional Shares	277,201	17,919	25,877	269,243	4,625,594	56,249	255,027
Sterling Capital Long/Short Equity Fund, Institutional Shares	392,836	32,704	3,476	422,064	3,296,321	—	72,417
Sterling Capital Special Opportunities Fund, Institutional Shares	202,824	30,609	23,687	209,746	4,700,423	—	641,789
Sterling Capital Total Return Bond Fund, Institutional Shares	1,154,248	—	147,179	1,007,069	10,674,939	198,943	(70,421)

Total Affiliates	3,067,188	104,291	255,854	2,915,625	$32,596,536	$477,192	$874,323

Sterling Capital Strategic Allocation Growth Fund
Sterling Capital Behavioral International Equity Fund, Institutional Shares	948,804	13,128	95,112	866,820	$8,000,745	$197,676	$(26,767)
Sterling Capital Equity Income Fund, Institutional Shares	252,935	16,022	33,286	235,671	4,048,821	49,799	233,773
Sterling Capital Long/Short Equity Fund, Institutional Shares	342,793	27,077	11,433	358,437	2,799,395	—	56,373
Sterling Capital Special Opportunities Fund, Institutional Shares	185,048	26,396	29,147	182,297	4,085,281	—	596,353
Sterling Capital Total Return Bond Fund, Institutional Shares	432,415	9,767	68,149	374,033	3,964,751	72,935	(32,671)

Total Affiliates	2,161,995	92,390	237,127	2,017,258	$22,898,993	$320,410	$827,061

5.	Related Party Transactions:

Under the terms of the investment advisory agreement, Sterling Capital Management LLC (“Sterling Capital” or the “Advisor”) is entitled to receive fees based on a percentage of the average daily net assets of the Funds. These fees are accrued daily and payable on a monthly basis and are reflected on the Statements of Operations as “Investment advisory fees.” Sterling Capital’s waived investment advisory fees are included on the Statements of Operations as “Less expenses waived by the Investment Advisor.” Information regarding these transactions is as follows for the period ended March 31, 2016:

	Prior to February 1, 2016				Effective February 1, 2016
	Contractual Fee Rate		Fee Rate after Contractual Waivers		Contractual Fee Rate	Fee Rate after Contractual Waivers
Sterling Capital Behavioral Large Cap Value Equity Fund	0.70%		0.60	%(1)	0.70%	0.54	%(2)
Sterling Capital Mid Value Fund	0.70%		0.70%		0.70%	0.70%
Sterling Capital Behavioral Small Cap Value Equity Fund	0.75%		0.75%		0.75%	0.60	%(2)
Sterling Capital Special Opportunities Fund	0.75	%(3)	0.75	%(3)	0.75%	0.67	%(2)
Sterling Capital Equity Income Fund	0.70	%(4)	0.70	%(4)	0.70%	0.70%
Sterling Capital Long/Short Equity Fund	1.50%		1.50%		1.50%	1.50%
Sterling Capital Behavioral International Equity Fund	0.80%		0.65	%(5)	0.80%	0.40	%(2)
Sterling Capital Ultra Short Bond Fund	0.20%		0.20	%(6)	0.20%	0.10	%(2)
Sterling Capital Short Duration Bond Fund	0.30%		0.28	%(1)	0.30%	0.20	%(2)

Sterling Capital Funds
Notes to Financial Statements — (continued)
March 31, 2016 (Unaudited)

	Prior to February 1, 2016			Effective February 1, 2016
	Contractual Fee Rate	Fee Rate after Contractual Waivers		Contractual Fee Rate	Fee Rate after Contractual Waivers
Sterling Capital Intermediate U.S. Government Fund	0.43%	0.35	%(1),(6)	0.43%	0.32	%(2)
Sterling Capital Total Return Bond Fund	0.37%	0.27	%(7)	0.37%	0.27	%(2)
Sterling Capital Corporate Fund	0.35%	0.35%		0.35%	0.35%
Sterling Capital Securitized Opportunities Fund	0.35%	0.31	%(1)	0.35%	0.31	%(2)
Sterling Capital Kentucky Intermediate Tax-Free Fund	0.45%	0.35	%(1),(6)	0.45%	0.35	%(2)
Sterling Capital Maryland Intermediate Tax-Free Fund	0.45%	0.35	%(1)	0.45%	0.35	%(2)
Sterling Capital North Carolina Intermediate Tax-Free Fund	0.45%	0.35	%(1)	0.45%	0.35	%(2)
Sterling Capital South Carolina Intermediate Tax-Free Fund	0.45%	0.35	%(1)	0.45%	0.35	%(2)
Sterling Capital Virginia Intermediate Tax-Free Fund	0.45%	0.35	%(1)	0.45%	0.35	%(2)
Sterling Capital West Virginia Intermediate Tax-Free Fund	0.45%	0.35	%(1)	0.45%	0.35	%(2)
Sterling Capital Diversified Income Fund	0.25%	0.00	%(1)	0.25%	0.25%
Sterling Capital Strategic Allocation Balanced Fund	0.25%	0.00	%(1)	0.25%	0.00	%(2)
Sterling Capital Strategic Allocation Growth Fund	0.25%	0.00	%(1)	0.25%	0.00	%(2)

(1)	Sterling Capital contractually agreed to limit the advisory fees paid by the Fund from February 1, 2015 through January 31, 2016.
(2)	Sterling Capital contractually agreed to limit the advisory fees paid by the Fund from February 1, 2016 through January 31, 2017.
(3)

The Fund pays 0.75% on the first $1 billion of average net assets, 0.70% on the next $1 billion of average net assets, 0.65% on the next $2 billion of average net assets, and 0.60% of average net assets over $4 billion.

(4)	The Fund pays 0.70% on the first $2 billion of average net assets, 0.65% on the next $2 billion of average net assets, and 0.60% of average net assets over $4 billion.
(5)	Effective on November 28, 2014, Sterling Capital contractually agreed to limit the advisory fees paid by the Fund to 0.65% from November 28, 2014 through January 31, 2016.
(6)

For all or a portion of the fiscal year ended September 30, 2015, Sterling Capital voluntarily waived and/or reimbursed certain expenses of the Funds. Voluntary waivers and reimbursements of expenses may be discontinued at any time.

(7)	Sterling Capital contractually agreed to limit advisory fees paid by the Fund to 0.27% from September 29, 2014 through January 31, 2016.

Pursuant to sub-advisory agreements with Sterling Capital, during the reporting period, Highland Capital Healthcare Advisors, L.P., Gator Capital Management, Lucas Capital Management LLC, Emancipation Capital, LLC, and Caerus Investors, LLC served as the sub-advisors to the Sterling Capital Long/Short Equity Fund, subject to the general supervision of the Funds’ Board of Trustees and Sterling Capital. Caerus Investors, LLC began to serve as sub-advisor to the Sterling Capital Long/Short Equity Fund beginning on February 1, 2016. For their services, sub-advisors are entitled to a fee, payable by Sterling Capital.

Sterling Capital serves as the administrator to the Funds pursuant to an administration agreement. The Funds (except the Funds of Funds) pay their portion of a fee to Sterling Capital for providing administration services based on the aggregate assets of the Funds, excluding the assets of the Funds of Funds, at a rate of 0.1075% on the first $3.5 billion of average net assets, 0.075% on the next $1 billion of average net assets; 0.06% on the next $1.5 billion of average net assets; and 0.04% of average net assets over $6 billion. Pursuant to a sub-administration agreement with Sterling Capital, BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon” or the “Sub-Administrator”), serves as the sub-administrator to the Funds subject to the general supervision of the Board and Sterling Capital. For these services, BNY Mellon is entitled to a fee payable by Sterling Capital.

BNY Mellon serves as the Funds’ fund accountant and transfer agent and receives compensation by the Funds for these services.

Sterling Capital’s Chief Compliance Officer (“CCO”) serves as the Funds’ CCO. The CCO’s compensation is reviewed and approved by the Funds’ Board and paid by Sterling Capital. However, the Funds reimburse Sterling Capital for their allocable portion of the CCO’s base salary and incentive pay. As a result, the CCO fee paid by the Funds is only part of the total compensation received by the COO.

For the period ended March 31, 2016, the Funds paid $59,209 in brokerage fees to BB&T Securities LLC on the execution of purchases and sales of the Funds’ portfolio investments.

The Funds have adopted a Distribution and Shareholder Services Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act. Sterling Capital Distributors, LLC (“the Distributor”) serves as distributor to the Funds pursuant to an underwriting agreement. The Plan provides for payments to the Distributor of up to 0.25%, 1.00%, 1.00% and 0.50% of the average daily

Sterling Capital Funds
Notes to Financial Statements — (continued)
March 31, 2016 (Unaudited)

net assets of the Class A Shares, Class B Shares, Class C Shares, and Class R Shares, respectively. The Distributor is entitled to receive commissions on sales of shares of the Variable Net Asset Value Funds. For the period ended March 31, 2016, the Distributor received $444,869 from commissions earned on sales of shares of the Variable Net Asset Value Funds. Commissions paid to affiliated broker-dealers during the period ended March 31, 2016 were $252,931. The fees may be used by the Distributor to pay banks, broker dealers and other institutions, including affiliates of the Advisor.

Sterling Capital, the Distributor and/or their affiliates may pay out of their own assets (and not as an additional charge to a fund) compensation to selected affiliated and unaffiliated brokers, dealers and other financial intermediaries in connection with the sale and distribution of the shares and/or the retention and/or servicing of Fund investors and Fund shares. These payments, sometimes referred to as “revenue sharing” payments, are over and above any sales charges (including Rule 12b-1 fees) and service fees paid by the Funds. The amount of these payments is determined at the discretion of the Advisor, the Distributor and/or their affiliates from time to time, may be substantial, and may be different for different financial advisors. Receipt of, or the prospect of receiving, this additional compensation may influence your financial intermediary’s recommendation of a Fund or a of a particular share class of a Fund.

Certain Officers and a Trustee of the Funds are affiliated with Sterling Capital or the Sub-Administrator. Such Officers and Trustee receive no compensation from the Funds for serving in their respective roles. Each of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust who serve on the Board are compensated at the annual rate of $70,000 plus $5,000 for each regularly scheduled quarterly meeting attended, $4,000 for each special meeting attended in person and $1,500 for each special meeting attended by telephone, plus reimbursement for certain out of pocket expenses. Each Trustee serving on a Committee of the Board receives a fee of $4,000 for each Committee meeting attended in person and $1,500 for each Committee meeting attended by telephone, plus reimbursement for certain out of pocket expenses. Committee meeting fees are only paid when such Committee meetings are not held in conjunction with a regular board meeting. Additionally, the Chairman of the Board receives additional compensation at the annual rate of $20,000, the Audit Committee Chairman receives additional compensation at the annual rate of $15,000, and the Chairman of the Nominations Committee receives additional compensation at the annual rate of $6,000. The fees are allocated across the Trust based upon relative net assets.

6.	Concentration of Credit Risk:

The Tax-Free Funds invest primarily in debt instruments of municipal issuers in their respective states. The issuers’ abilities to meet their obligations may be affected by economic developments in a specific state or region.

7.	Line of Credit:

U.S. Bank, N.A. has made available a credit facility to the Trust, pursuant to an umbrella credit agreement (“the Agreement”). The primary purpose of the Agreement is to allow the Trust to avoid security liquidations that Sterling Capital believes are unfavorable to shareholders. Under the Agreement, an aggregate commitment amount of $50,000,000 has been made available for use by all funds of the Trust. Outstanding principal amounts under the Agreement bear interest at a rate per annum equal to the Prime Rate minus two percent (2%), but never at a rate of less than one percent (1%) per annum. The Agreement will expire on March 28, 2017. During the period ended March 31, 2016, each of the following Funds utilized its line of credit:

	Average Interest Rate	Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed
Sterling Capital Mid Value Fund	1.25%	$1,013,000	3	$106	$1,013,000
Sterling Capital Special Opportunities Fund	1.25%	2,685,024	4	372	3,940,000
Sterling Capital Long/Short Equity Fund	1.25%	1,340,352	30	1,396	5,511,000
Sterling Capital Behavioral International Equity Fund	1.25%	144,576	5	26	214,000

8.	Federal Tax Information:

It is the policy of each Fund to continue to qualify as a regulated investment company as defined in the Internal Revenue Code of 1986, as amended (the “Code”), by complying with the applicable provisions of the Code and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income tax was required in the Funds’ financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring

Sterling Capital Funds
Notes to Financial Statements — (continued)
March 31, 2016 (Unaudited)

and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense. During the period, the Funds did not incur any interest or penalties.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (current and prior three tax years), and has concluded that no provision for federal income tax was required in the Funds’ financial statements. The Funds’ federal income and excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Capital losses originating in taxable years beginning on or before December 22, 2010 are permitted to be carried forward for eight taxable years; in the year to which they are carried forward, such losses are treated as short-term capital losses that first offset any short-term capital gains, and then offset any long-term capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses originating in taxable years beginning after December 22, 2010 (“post-2010 capital losses”) are carried forward indefinitely. Furthermore, post-2010 capital losses will retain their character as either short-term or long-term capital losses rather than being considered all short-term capital losses as under previous law.

At September 30, 2015, the following Funds had net capital loss carry forwards available to offset future net capital gains, if any, to the extent provided by the Treasury regulations:

	Amount With No Expiration*
	Short-term Losses	Long-term Losses	Amount	Expires
Sterling Capital Behavioral Large Cap Value Equity Fund	$—	$—	$8,858,685	2017
Sterling Capital Behavioral Large Cap Value Equity Fund	—	—	10,325,708	2018
Sterling Capital Mid Value Fund	—	—	6,354,182	2017
Sterling Capital Behavioral Small Cap Value Equity Fund	—	—	2,370,804	2017
Sterling Capital Behavioral International Equity Fund	946,403	—	—	—
Sterling Capital Ultra Short Fund	66,873	270,173	—	—
Sterling Capital Short Duration Bond Fund	1,172,079	2,371,503	—	—
Sterling Capital Short Duration Bond Fund	—	—	160,380	2016
Sterling Capital Short Duration Bond Fund	—	—	385,647	2019
Sterling Capital Intermediate U.S. Government Fund	—	—	6,852,937	2016
Sterling Capital Intermediate U.S. Government Fund	—	—	37,850	2019
Sterling Capital Intermediate U.S. Government Fund	250,655	101,957	—	—
Sterling Capital Total Return Bond Fund	4,229,612	1,875,370	—	—
Sterling Capital Corporate Fund	108,928	19,682	—	—
Sterling Capital Securitized Opportunities Fund	1,384,668	355,951	—	—
Sterling Capital Diversified Income Fund	—	—	5,021,747	2018
Sterling Capital Strategic Allocation Balanced Fund	—	—	1,083,564	2018
Sterling Capital Strategic Allocation Balanced Fund	—	—	3,964,763	2019
Sterling Capital Strategic Allocation Growth Fund	—	—	2,740,917	2018
Sterling Capital Strategic Allocation Growth Fund	—	—	4,640,596	2019

*	Post-2010 Capital Losses: Must be utilized prior to losses subject to expiration.

The tax character of distributions paid to shareholders during the fiscal year ended September 30, 2015 was as follows:

	Distributions paid from
	Ordinary Income	Net Long-Term Gains	Total Taxable Distributions	Return Of Capital	Tax Exempt Distributions	Total Distributions Paid*
Sterling Capital Behavioral Large Cap Value Equity Fund	$4,306,942	$—	$4,306,942	$—	$—	$4,306,942
Sterling Capital Mid Value Fund	13,589,934	37,147,968	50,737,902	—	—	50,737,902
Sterling Capital Behavioral Small Cap Value Equity Fund	4,117,892	2,067,752	6,185,644	—	—	6,185,644
Sterling Capital Special Opportunities Fund	15,443,582	37,847,865	53,291,447	—	—	53,291,447
Sterling Capital Equity Income Fund	31,465,335	53,619,402	85,084,737	—	—	85,084,737
Sterling Capital Long/Short Equity Fund	3,051,801	46,785	3,098,586	—	—	3,098,586
Sterling Capital Behavioral International Equity Fund	64,770	—	64,770	—	—	64,770
Sterling Capital Ultra Short Bond Fund	558,799	—	558,799	—	—	558,799

Sterling Capital Funds
Notes to Financial Statements — (continued)
March 31, 2016 (Unaudited)

	Distributions paid from
	Ordinary Income	Net Long-Term Gains	Total Taxable Distributions	Return Of Capital	Tax Exempt Distributions	Total Distributions Paid*
Sterling Capital Short Duration Bond Fund	$2,880,133	$—	$2,880,133	$—	$—	$2,880,133
Sterling Capital Intermediate U.S. Government Fund	689,893	—	689,893	—	—	689,893
Sterling Capital Total Return Bond Fund	22,999,367	—	22,999,367	—	—	22,999,367
Sterling Capital Corporate Fund	1,861,461	60,465	1,921,926	30,792	—	1,952,718
Sterling Capital Securitized Opportunities Fund	1,157,473	—	1,157,473	—	—	1,157,473
Sterling Capital Kentucky Intermediate Tax-Free Fund	7,426	247,165	254,591	—	372,666	627,257
Sterling Capital Maryland Intermediate Tax-Free Fund	16	184,451	184,467	—	752,870	937,337
Sterling Capital North Carolina Intermediate Tax-Free Fund	190	323,183	323,373	—	4,766,517	5,089,890
Sterling Capital South Carolina Intermediate Tax-Free Fund	20	111,719	111,739	—	1,490,837	1,602,576
Sterling Capital Virginia Intermediate Tax-Free Fund	41,448	626,853	668,301	—	2,703,034	3,371,335
Sterling Capital West Virginia Intermediate Tax-Free Fund	70,946	271,918	342,864	—	2,292,554	2,635,418
Sterling Capital Diversified Income Fund	736,807	—	736,807	—	—	736,807
Sterling Capital Strategic Allocation Balanced Fund	512,549	—	512,549	—	—	512,549
Sterling Capital Strategic Allocation Growth Fund	249,557	—	249,557	—	—	249,557

*	Total distributions paid may differ from the Statements of Changes in Net Assets because distributions are recognized when actually paid for tax purposes.

As of March 31, 2016, federal income tax cost, gross unrealized appreciation and gross unrealized depreciation on securities were as follows:

	Tax Cost	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)
Sterling Capital Behavioral Large Cap Value Equity Fund	$260,438,764	$25,489,276	$(8,882,085)	$16,607,191
Sterling Capital Mid Value Fund	577,253,289	103,030,233	(68,552,946)	34,477,287
Sterling Capital Behavioral Small Cap Value Equity Fund	139,347,061	17,161,555	(4,860,825)	12,300,730
Sterling Capital Special Opportunities Fund	771,091,435	271,010,832	(16,862,561)	254,148,271
Sterling Capital Equity Income Fund	1,315,912,149	340,645,038	(33,409,508)	307,235,530
Sterling Capital Long/Short Equity Fund	28,587,666	2,961,481	(9,394,770)	(6,433,289)
Sterling Capital Behavioral International Equity Fund	17,953,240	1,418,255	(1,502,280)	(84,025)
Sterling Capital Ultra Short Bond Fund	47,791,656	28,497	(374,245)	(345,748)
Sterling Capital Short Duration Bond Fund	85,713,986	244,643	(916,410)	(671,767)
Sterling Capital Intermediate U.S. Government Fund	28,878,417	823,371	(1,018)	822,353
Sterling Capital Total Return Bond Fund	671,783,921	16,001,930	(8,326,292)	7,675,638
Sterling Capital Corporate Fund	64,888,878	1,407,563	(762,909)	644,654
Sterling Capital Securitized Opportunities Fund	47,811,399	822,991	(227,965)	595,026
Sterling Capital Kentucky Intermediate Tax-Free Fund	11,520,832	755,008	(790)	754,218
Sterling Capital Maryland Intermediate Tax-Free Fund	32,814,649	1,761,862	—	1,761,862
Sterling Capital North Carolina Intermediate Tax-Free Fund	186,651,014	11,841,822	—	11,841,822
Sterling Capital South Carolina Intermediate Tax-Free Fund	80,334,578	3,795,940	—	3,795,940
Sterling Capital Virginia Intermediate Tax-Free Fund	111,874,296	6,452,532	—	6,452,532
Sterling Capital West Virginia Intermediate Tax-Free Fund	93,230,766	4,974,343	—	4,974,343
Sterling Capital Diversified Income Fund	43,019,350	527,596	(2,111,531)	(1,583,935)
Sterling Capital Strategic Allocation Balanced Fund	33,642,233	956,100	(1,630,913)	(674,813)
Sterling Capital Strategic Allocation Growth Fund	23,878,467	793,631	(1,454,435)	(660,804)

9.	Subsequent Events:

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has noted no events that require recognition or disclosure in the financial statements.

BOARD CONSIDERATION OF ADVISORY AGREEMENTS (UNAUDITED)

Continuation of Current Advisory Agreement and Sub-Advisory Agreements

The Board of Trustees conducted in-person meetings in August and November 2015 to consider the continuance of the investment advisory agreement between Sterling Capital Funds (the “Trust”) and Sterling Capital Management LLC (“Sterling Capital” or the “Adviser”), the investment adviser to each series of the Trust (the “Funds”), for a new term running through January 31, 2017. The Board of Trustees also considered the continuance of the sub-advisory agreements of Sterling Capital with each of Lucas Capital Management, Gator Capital Management, Emancipation Capital LLC and Highland Capital Healthcare Advisors, L.P. (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”), with respect to the Sterling Capital Long/Short Equity Fund (the “Long/Short Fund”), each for a new term running through January 31, 2017. The above referenced agreements are collectively referred to herein as the “Advisory Agreements” and the Adviser and the Sub-Advisers are collectively referred to herein as the “Advisers.”

The Trustees reviewed extensive material in connection with their consideration of the Advisory Agreements, including data from an independent provider of mutual fund data (as assembled by the Trust’s administrator), which, where applicable, included comparisons with industry averages for comparable funds for advisory fees, 12b-1 fees, and total fund expenses. The Trustees considered the contractual investment advisory fee levels for each Fund, as well as the fee waivers that Sterling Capital had agreed to implement for certain Funds. The Board was assisted in its review by independent legal counsel, who provided a memorandum detailing the legal standards for review of the Advisory Agreements. The Board received detailed presentations from Sterling Capital, including analysis of each Fund’s investment process and performance. The Board also received and considered information from Sterling Capital relating to its profitability in respect of each Fund, and from all Funds in the aggregate. Presentations were also provided by each Sub-Adviser. The Board also received and considered profitability information from the Sub-Advisers with respect to the Long/Short Fund. As part of their deliberations, the Independent Trustees conducted several private meetings with their independent legal counsel, outside the presence of Sterling Capital and other Fund management.

In their deliberations regarding the Advisory Agreements, each Trustee attributed different weights to various factors involved in an analysis of the Advisory Agreements, and in each case no factor alone was considered determinative. The Trustees determined that the arrangements between the Trust and the Advisers, as provided in the Advisory Agreements, were fair and reasonable and that the continuance of the Advisory Agreements was in the best interests of each applicable Fund and its shareholders.

The Trustees considered the following factors, among others, in reaching their conclusions.

Nature, Extent and Quality of Services Provided by the Adviser

The Trustees received and considered information regarding the nature, extent, and quality of the services provided to each Fund under the Advisory Agreements. The Trustees took into account information furnished throughout the year at Trustee meetings, as well as materials furnished specifically in connection with the annual review process. The Trustees conduct periodic meetings with representatives of each Fund’s portfolio management team over the course of the year, and periodically receive “deep dive” attribution analyses regarding specific Funds. The Trustees considered the background and experience of each Adviser’s senior management and the expertise of investment personnel of the Adviser responsible for the day-to-day management of each Fund. The Trustees considered the overall reputation, and the capabilities and commitment of the Advisers to provide high quality service to the applicable Funds.

The Trustees received information concerning the investment philosophy and investment processes applied or to be applied by the Advisers in managing each Fund as well as each Adviser’s Form ADV. The Trustees also considered information regarding regulatory compliance and compliance with the investment policies of the Funds. The Trustees evaluated each Adviser’s trading practices, and considered the procedures of the Advisers designed to fulfill the Advisers’ fiduciary duty to the Funds with respect to possible conflicts of interest, including the Advisers’ codes of ethics (regulating the personal trading of its officers and employees).

Based on their review, the Trustees concluded that, with respect to the nature, extent and quality of services to be provided by the Advisers, the nature and extent of responsibilities was consistent with mutual fund industry norms, and the quality of the services provided or to be provided by the Advisers was or was expected to be satisfactory or better.

Investment Performance

The Trustees considered the performance results of each Fund over various periods in absolute terms and relative to each Fund’s benchmark and peer group. In conducting their review, the Trustees focused particular attention on cases where a Fund’s longer-term performance compared unfavorably with peers. The Trustees noted that Sterling Capital had been proactive in identifying and replacing underperforming portfolio managers and taking other steps to address underperformance concerns with certain Funds.

After reviewing the performance of each Fund and taking into consideration the management style, investment strategies, and prevailing market conditions during the prior year and for longer periods, the Trustees concluded that the performance of each Fund was acceptable or better or that, in cases where performance issues were encountered, Sterling Capital had taken appropriate steps to address the situation.

Cost of Services, Including the Profits Realized by the Advisers and Affiliates, and Other Benefits

The Trustees considered peer group information with respect to the advisory fees charged by Sterling Capital to each of the Funds, taking into consideration both contractual and actual (i.e., after fee waivers) fee levels. The Trustees concluded that the investment advisory fees paid by the Funds fell within an acceptable range as compared to peer groups, and were fair and reasonable, particularly in light of the fee waivers agreed to by Sterling Capital through January 2017 (and discussed below under “Economies of Scale”).

As part of their review, the Trustees considered benefits to Sterling Capital aside from investment advisory fees. The Trustees reviewed administration fees received by Sterling Capital and considered the fallout benefits to Sterling Capital such as the research services available to Sterling Capital by reason of brokerage commissions generated by the Funds’ turnover. The Trustees also considered benefits to Sterling Capital’s affiliates, including brokerage commissions received by a Sterling Capital affiliate for executing certain trades on behalf of the Funds. With respect to these trades, the Trustees considered Sterling Capital’s assurances that such trades were effected in accordance with board approved procedures.

The Trustees also considered information from Sterling Capital regarding fees for separate accounts managed by Sterling Capital with investment objectives and strategies similar to those of comparable Funds. The Trustees noted that a representative of Sterling Capital explained that management of the Funds was a much more intensive process than management of separate accounts, including management of cash flows and the need to comply with extensive and complex restrictions set by applicable regulation or established in Fund disclosure documents, and therefore the Trustees concluded that the differences between the services that Sterling Capital provides to the Funds and those it provides to separate accounts substantially limit the probative value of comparisons to those other clients.

The Trustees also considered the reasonableness of current and proposed advisory fees in the context of the profitability of the Advisers. In determining whether the investment advisory fees were reasonable, the Trustees considered profitability information provided by the Advisers with respect to the services they provide to the Funds. With respect to such information, the Trustees recognized that such profitability data was generally unaudited and represented an Adviser’s own determination of its and its affiliates’ revenues from the contractual services provided or expected to be provided to the Funds, less expenses of providing such services. Expenses include direct and indirect costs and were calculated using an allocation methodology developed by the Adviser. The Trustees also recognized that it is difficult to make comparisons of profitability from fund investment advisory contracts, because comparative information is not generally publicly available and could be affected by numerous factors. Based on their review, the Trustees concluded that the profitability of the Advisers as a result of their relationships with the Funds was acceptable.

Based on the foregoing, the Trustees concluded that the fees proposed under the Advisory Agreements were fair and reasonable, in light of the services and benefits provided or expected to be provided to each Fund.

Economies of Scale

The Trustees also considered whether fee levels reflect economies of scale and whether economies of scale would be produced by the growth of the Funds’ assets. The Trustees considered that Sterling Capital had reduced the total expense ratios for a number of Funds in part through fee waivers, including fee waivers agreed to as part of the 2015 contract review process for the Sterling Capital Total Return Bond Fund, Sterling Capital Intermediate U.S. Government Fund, Sterling Capital Kentucky Intermediate Tax-Free Fund, Sterling Capital Maryland Intermediate Tax-Free Fund, Sterling Capital North Carolina Intermediate Tax-Free Fund, Sterling Capital South Carolina Intermediate Tax-Free Fund, Sterling Capital Virginia Intermediate Tax-Free Fund and Sterling Capital West Virginia Intermediate Tax-Free Fund. In addition, the Trustees noted that Sterling Capital had agreed to implement an investment advisory fee breakpoint for each of the Sterling Capital Equity Income Fund and Sterling Capital Special Opportunities Fund as part of the 2013 contract review process. The Trustees found that the asset levels of the other Funds were not currently so large as to warrant formal contractual breakpoints.

Approval of Sub-Advisory Agreement for the Sterling Capital Long/Short Equity Fund

The Board of Trustees, at meetings held on November 18-19, 2015, formally considered the approval of a Subadvisory Agreement (the “New Subadvisory Agreement”) between Sterling Capital (the “Adviser”) and Caerus Investors, LLC (“Caerus”) with respect to the Long/Short Fund.

With respect to the Long/Short Fund, the Trustees’ determination to approve the New Subadvisory Agreement was based on a comprehensive evaluation of all information provided to them. In the process of considering the New Subadvisory Agreement, the Trustees considered information regarding, among other things, the nature, extent and quality of services to be provided by the Adviser and Caerus. The Trustees noted that the Adviser would dedicate personnel and resources to overseeing Caerus’ activities with respect to the Long/Short Fund and that the Adviser would provide Caerus with investment parameters with respect to its management of a portion of the Long/Short Fund’s assets. The Trustees received a detailed presentation from Caerus that included information regarding, among other things, its portfolio construction process, its risk management approach, its experience with respect to comparable investment strategies, and the qualifications and experience of the proposed portfolio management team.

In their deliberations regarding the New Subadvisory Agreement, each Trustee attributed different weights to various factors involved in an analysis of the New Subadvisory Agreement, and in each case no factor alone was considered determinative. The Trustees determined that the terms of the arrangement between the Adviser and Caerus, as provided in the New Subadvisory Agreement, were fair and reasonable and that the approval of the New Subadvisory Agreement was in the best interests of the Long/Short Fund and its shareholders.

The Trustees considered the following factors, among others, in reaching their conclusions.

Nature, Extent and Quality of Services Provided by the Adviser and the SubAdvisor

The Trustees received and considered information regarding the nature, extent, and quality of the services expected to be provided by Caerus to the Long/Short Fund under the New Subadvisory Agreement. The Trustees considered the proposed services to be provided to the Long/Short Fund by Caerus. The Board also considered the Adviser’s specific responsibilities with respect to oversight of Caerus as well as the qualifications, experience and responsibilities of the other key personnel that would be involved in the day-to-day activities of the Long/Short Fund. The Trustees concluded that the nature and quality of services that Caerus would provide to the Long/Short Fund appeared consistent with both those already provided to the Fund by other subadvisors and industry norms.

The Trustees received information concerning the investment philosophy and investment processes to be applied by Caerus in managing the Long/Short Fund as well as Caerus’ Form ADV. The Trustees also considered information regarding regulatory compliance and reviewed Caerus’ compliance policies and procedures. The Trustees considered the procedures of Caerus designed to fulfill Caerus’ fiduciary duty to the Long/Short Fund with respect to possible conflicts of interest, including Caerus’ code of ethics (regulating the personal trading of its officers and employees).

Based on their review, the Trustees concluded that, with respect to the nature, extent and quality of services to be provided by Caerus, the nature and extent of responsibilities was consistent with mutual fund industry norms, and that the quality of the services to be provided by Caerus was expected to be satisfactory or better.

Investment Performance

The Trustees considered Caerus’ performance record managing a similar strategy to what it will provide for the Long/Short Fund, although noted that different investment restrictions, cash flows and other factors could lead to divergent future performance.

Cost of Services, Including the Profits Realized by the Advisers and Affiliates, and Other Benefits

The Trustees considered that Caerus would receive the same subadvisory fee as the other subadvisors to the Long/Short Fund. The Trustees noted that Caerus’ subadvisory fees were lower than the fees Caerus typically receives for managing other similar accounts.

The Trustees noted that there was no information available with respect to Caerus’ profitability from the Long/Short Fund because it had not yet commenced serving as subadvisor to the Long/Short Fund.

As part of their review, the Trustees considered benefits to Caerus aside from subadvisory fees. The Trustees considered the fallout benefits to Caerus such as the research services available to Caerus by reason of brokerage commissions generated by the Long/Short Fund.

Based on the foregoing, the Trustees concluded that the fees proposed under the New Subadvisory Agreement with the Adviser and Caerus were fair and reasonable, in light of the services and benefits expected to be provided to the Long/Short Fund.

Economies of Scale

The Trustees also considered whether fee levels reflect economies of scale and whether economies of scale would be produced by the growth of the Long/Short Fund’s assets. The Trustees found that the asset levels of the Long/Short Fund were not currently so large as to warrant formal contractual breakpoints and the Fund was unlikely to build its assets to such a point during the initial term of the New Subadvisory Agreement. The Trustees also noted that Caerus’ sub advisory fees would be paid by the Adviser out of the Adviser’s investment advisory fees, not by the Fund.

Sterling Capital Funds
March 31, 2016

 Other Information (Unaudited)

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-228-1872; and (ii) on the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 1-800-228-1872 and (ii) on the Commission’s website at www.sec.gov.

The Funds file complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available without charge on the Commission’s website at www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

INVESTMENT ADVISOR

Sterling Capital Management LLC

4350 Congress Street, Suite 1000

Charlotte, NC 28209

DISTRIBUTOR

Sterling Capital Distributors, LLC

400 Berwyn Park

899 Cassatt Road

Berwyn, PA 19312

LEGAL COUNSEL

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

Wilmington, DE 19809

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP

1601 Market Street

Philadelphia, PA 19103

SC Funds
03/16

STERLING
CAPITAL FUNDS

©2016 Sterling Capital Funds

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management              Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and                Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Sterling Capital Funds

By (Signature and Title) /s/ James T. Gillespie
James T. Gillespie, President
(principal executive officer)

Date 5/24/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ James T. Gillespie
James T. Gillespie, President
(principal executive officer)

Date 5/24/2016

By (Signature and Title) /s/ Todd M. Miller
Todd M. Miller, Treasurer
(principal financial officer)

Date 5/24/2016